UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Robert J. DellaCroce

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8256

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Money Market Fund

	Par (000)	Value†
COMMERCIAL PAPER — 71.2%
Agriculture — 3.4%
Philip Morris International, Inc.
0.140%, 04/17/14	$2,700	$2,699,832
0.130%, 04/25/14	1,800	1,799,844

		4,499,676

Banks — 0.6%
BNP Paribas Finance, Inc. 0.020%, 04/01/14	756	756,000

Diversified Financial Services — 16.8%
ABB Treasury
0.150%, 04/09/14	1,100	1,099,963
0.130%, 04/16/14	5,300	5,299,713
Queensland Treasury Corp.
0.150%, 04/11/14	350	349,985
0.140%, 05/01/14	250	249,971
0.190%, 08/28/14	5,700	5,695,518
Reckitt & Benckiser Treasury Services PLC
0.300%, 05/19/14	500	499,800
0.270%, 05/28/14	1,000	999,573
0.310%, 09/03/14	1,200	1,198,398
0.340%, 09/08/14	1,000	998,489
0.230%, 09/12/14	1,000	998,952
WGL Holdings, Inc.
0.140%, 04/03/14	900	899,993
0.120%, 04/07/14	850	849,983
0.140%, 04/14/14	2,900	2,899,853

		22,040,191

Electric — 18.4%
Basin Electric Power
0.090%, 05/06/14	2,278	2,277,801
0.100%, 05/28/14	1,500	1,499,762
GDF Suez S.A.
0.130%, 04/14/14	1,500	1,499,930
0.140%, 05/05/14	600	599,921
IDACORP, Inc. 0.250%, 04/14/14	650	649,941
Integrys Energy Group, Inc. 0.240%, 04/08/14	500	499,977
Oglethorpe Power Corp.
0.110%, 04/21/14	2,400	2,399,853
0.120%, 04/21/14	4,100	4,099,727
Southern Co.
0.140%, 04/03/14	3,500	3,499,973
0.150%, 04/03/14	2,400	2,399,980
0.170%, 04/08/14	500	499,983
Union Electric Co. 0.260%, 04/21/14	650	649,906
Wisconsin Power and Light Co. 0.050%, 04/01/14	3,500	3,500,000

		24,076,754

Electronics — 3.0%
Honeywell International, Inc.
0.110%, 05/30/14	1,500	1,499,729
0.120%, 06/24/14	1,000	999,720

	Par (000)	Value†

Electronics — (continued)
0.120%, 06/26/14	$1,500	$1,499,570

		3,999,019

Food — 4.9%
Sysco Corp. 0.050%, 04/01/14	6,400	6,400,000

Healthcare Services — 5.0%
United Healthcare Corp.
0.120%, 04/01/14	300	300,000
0.180%, 05/15/14	6,200	6,198,636

		6,498,636

Machinery — Diversified — 2.1%
Rockwell Automation, Inc. 0.120%, 04/08/14	2,800	2,799,935

Media — 2.3%
The Walt Disney Co. 0.120%, 04/08/14	3,000	2,999,930

Metal Fabricate/Hardware — 0.4%
Precision Castparts Corp. 0.100%, 04/09/14	500	499,989

Miscellaneous Manufacturing — 0.5%
Pall Corp. 0.250%, 04/11/14	650	649,955

Oil & Gas — 6.0%
Conocophillips Qatar
0.150%, 05/19/14	3,300	3,299,340
0.140%, 06/06/14	3,100	3,099,204
Devon Energy Corp. 0.170%, 04/01/14	365	365,000
Enbridge Energy Co., Inc. 0.270%, 04/14/14	650	649,937
Nexerg Energy 0.220%, 04/22/14	450	449,942

		7,863,423

Oil & Gas Services — 4.8%
Schlumberger Technology Corp. 0.130%, 06/25/14	6,300	6,298,066

Pharmaceuticals — 0.7%
Abbott Laboratories 0.120%, 06/03/14	910	909,809

Retail — 2.3%
Target Corp. 0.040%, 04/01/14	1,000	1,000,000
Wal-Mart Stores 0.110%, 05/05/14	2,000	1,999,792

		2,999,792

TOTAL COMMERCIAL PAPER (Cost $93,291,175)		93,291,175

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Money Market Fund

	Par (000)	Value†
CORPORATE BONDS — 1.5%
Beverages — 1.5%
Anheuser-Busch Inbev Worldwide, Inc. 1.500%, 07/14/14 (Cost $2,006,861)	$2,000	$2,006,861

MUNICIPAL NOTES — 21.9%
City of Minneapolis 0.070%, 12/01/27•	2,290	2,290,000
Colorado Housing & Finance Authority
0.060%, 10/01/30•	2,800	2,800,000
0.080%, 04/01/43•	1,145	1,145,000
Iowa Finance Authority
0.070%, 07/01/34•	1,140	1,140,000
0.070%, 01/01/39•	800	800,000
Minnesota Housing Finance Agency 0.070%, 07/01/36•	4,000	4,000,000
Pennsylvania Turnpike Commission 0.090%, 07/15/41•	5,000	5,000,000
South Dakota Housing Development Authority 0.080%, 05/01/39•	5,000	5,000,000
State of Texas 0.080%, 12/01/29•	4,000	4,000,000
Triborough Bridge & Tunnel Authority 0.230%, 01/01/19•	2,500	2,500,000

Total MUNICIPAL NOTES (Cost $28,675,000)		28,675,000

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Note 0.140%, 01/31/16• (Cost $5,000,465)	5,000	5,000,465

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	1	1
BlackRock Liquidity Funds TempFund - Institutional Shares	1	1
Federated Prime Obligations Fund - Class I	1	1
Fidelity Institutional Prime Money Market Portfolio	2,074,203	2,074,203
Fidelity Institutional Prime Money Market Portfolio - Class I	1	1
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1
TOTAL SHORT-TERM INVESTMENTS (Cost $2,074,209)		2,074,209

TOTAL INVESTMENTS — 100.0% (Cost $131,047,710)		$131,047,710

†	See Security Valuation Note.
•	Variable Rate Security.

PLC — Public Limited Company.

Maturity Schedule	Market Value	% of Portfolio	(Cumulative)
1 — 7 days	$55,720,603	42.6%	42.6%
8 — 14 days	15,099,378	11.5%	54.0%
15 — 30 days	17,398,817	13.3%	67.3%
31 — 60 days	19,124,325	14.6%	81.9%
61 — 90 days	12,806,369	9.8%	91.7%
91 — 120 days	2,006,861	1.5%	93.2%
121 — 150 days	5,695,518	4.3%	97.6%
over 150 days	3,195,839	2.4%	100.0%

	$131,047,710	100.0%

Average Weighted Maturity — 33 days

Penn Series Funds, Inc.

Money Market Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$5,000,465	$—	$5,000,465	$—
CORPORATE BONDS	2,006,861	—	2,006,861	—
MUNICIPAL NOTES	28,675,000	—	28,675,000	—
COMMERCIAL PAPER	93,291,175	—	93,291,175	—
SHORT-TERM INVESTMENTS	2,074,209	2,074,209	—	—

TOTAL INVESTMENTS	$131,047,710	$2,074,209	$128,973,501	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
AGENCY OBLIGATION — 2.9%
Federal National Mortgage Association — 2.9%
1.625%, 10/26/15 (Cost $7,127,834)	$7,000	$7,143,332

ASSET BACKED SECURITIES — 12.1%
Ally Master Owner Trust 1.540%, 09/15/19	1,000	995,990
Americredit Automobile Receivables Trust 2013-5 2.290%, 11/08/19	1,000	1,004,111
Cabela’s Master Credit Card Trust 0.685%, 02/18/20 144A @•	3,000	3,023,295
Capital One Multi-Asset Execution Trust 0.960%, 09/16/19	1,050	1,046,088
Chase Issuance Trust 07-B1, B1 0.405%, 04/15/19•	2,398	2,378,027
Citibank Credit Card Issuance Trust 1.110%, 07/23/18	2,000	2,008,900
Conseco Financial Corp. 7.650%, 04/15/19	18	18,296
CPS Auto Trust 1.210%, 08/15/18 144A @	1,000	999,976
Discover Card Execution Note Trust 1.040%, 04/15/19	735	735,781
Entergy Arkansas Restoration Funding LLC 2.300%, 08/01/21	961	982,584
Equity One Mortgage Pass-Through Trust 2004-1 4.145%, 04/25/34•	13	12,795
Ford Credit Auto Owner Trust 1.970%, 05/15/19	1,800	1,798,837
Ford Credit Floorplan Master Owner Trust A 1.490%, 09/15/19	1,000	996,977
FRS I LLC 1.800%, 04/15/43 144A @	855	849,546
GE Capital Credit Card Master Note Trust 0.950%, 06/15/18	2,000	2,007,882
GE Equipment Transportation LLC Series 2013-1 1.540%, 03/24/21	1,000	985,777
Golden Credit Card Trust 1.390%, 07/15/19 144A @	2,000	1,988,294
HLSS Servicer Advance Receivables Trust 2014-T1 1.244%, 01/17/45 144A @	1,000	1,000,600
Hyundai Auto Lease Securitization Trust 2012-A 0.920%, 08/17/15 144A @	1,245	1,246,627
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T1 1.274%, 03/15/45 144A @~	1,000	1,000,469
NYCTL 2013-A Trust 1.190%, 11/10/26 144A @	531	531,398
Popular ABS Mortgage Pass-Through Trust 2004-4 4.628%, 09/25/34•	12	12,496

	Par (000)	Value†

SACO I, Inc. 1.054%, 06/25/35 144A @•	$299	$284,620
Springleaf Funding Trust 2013-A 2.580%, 09/15/21 144A @	1,000	1,006,020
Volvo Financial Equipment LLC Series 2013-1 1.620%, 08/17/20 144A @	1,000	999,232
World Financial Network Credit Card Master Trust 1.760%, 05/17/21	1,782	1,778,826

TOTAL ASSET BACKED SECURITIES (Cost $29,746,532)		29,693,444

COMMERCIAL MORTGAGE BACKED SECURITIES — 6.7%
BAMLL Commercial Mortgage Securities Trust 2013-DSNY 1.655%, 09/15/26 144A @•	1,000	1,003,458
Boca Hotel Portfolio Trust 2013-BOCA 1.905%, 08/15/26 144A @•	1,000	1,001,774
CSMC Trust 2014-SURF 1.005%, 02/15/29 144A @•	1,000	1,001,101
EMAC Owner Trust 2000-1 8.210%, 01/15/27 144A @•	353	256,712
Fannie Mae Connecticut Avenue Securities 2.154%, 10/25/23•	940	957,694
FDIC Commercial Mortgage Trust 2012-C1 A 0.841%, 05/25/35 144A @•	2,000	2,001,506
FHLMC Multifamily Structured Pass Through K501-A1 1.337%, 06/25/16	1,591	1,597,818
FREMF Mortgage Trust Series 2013-KF02 Class C 4.158%, 12/25/45 144A @	1,930	2,001,949
GS Mortgage Securities Corp II 1.604%, 11/08/29 144A @•	1,000	1,001,252
Hilton USA Trust 2013-HLF 2.906%, 11/05/30 144A @•	1,000	1,001,884
JPMorgan Chase Commercial Mortgage Securities Trust 2013-INN 2.305%, 10/15/30 144A @•	1,000	1,001,206
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 1.305%, 04/15/30 144A@•	1,500	1,496,156
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FBLU Class A 1.105%, 12/15/28 144A @•	1,000	1,000,017
Structured Agency Credit Risk Debt Notes 1.154%, 02/25/24•	993	995,860

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $16,307,908)		16,318,387

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
CORPORATE BONDS — 38.2%
Aerospace & Defense — 0.8%
BAE Systems PLC 3.500%, 10/11/16 144A @	$1,000	$1,044,757
Lockheed Martin Corp. 2.125%, 09/15/16	1,000	1,026,911

		2,071,668

Agriculture — 0.4%
Altria Group, Inc. 4.125%, 09/11/15	1,000	1,047,911

Airlines — 0.9%
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	1,007	1,153,553
UAL 2009-2A Pass Through Trust 9.750%, 01/15/17	901	1,036,682

		2,190,235

Auto Manufacturers — 0.4%
Daimler Finance North America LLC 1.250%, 01/11/16 144A @	1,000	1,005,607

Auto Parts & Equipment — 0.5%
Johnson Controls, Inc. 2.600%, 12/01/16	1,105	1,140,093

Banks — 2.9%
Bank of Montreal 2.850%, 06/09/15 144A @	1,000	1,029,460
Bank of Nova Scotia 1.050%, 03/20/15 144A @	1,000	1,006,710
Commonwealth Bank of Australia 3.492%, 08/13/14 144A @	1,000	1,011,707
Royal Bank of Canada 1.450%, 09/09/16	1,000	1,011,996
The Toronto-Dominion Bank 1.625%, 09/14/16 144A @	2,000	2,038,300
Westpac Banking Corp. 3.585%, 08/14/14 144A @	1,000	1,012,006

		7,110,179

Beverages — 2.3%
Anheuser-Busch InBev Worldwide, Inc. 0.800%, 07/15/15	1,000	1,003,319
Brown-Forman Corp. 2.500%, 01/15/16	1,400	1,442,553
Coca-Cola Enterprises, Inc. 2.125%, 09/15/15	1,000	1,017,896
Diageo Capital PLC 1.500%, 05/11/17	1,000	1,006,708
SABMiller Holdings, Inc. 1.850%, 01/15/15 144A @	1,000	1,009,514
The Coca-Cola Co. 1.800%, 09/01/16	240	245,719

		5,725,709

Biotechnology — 0.8%
Amgen, Inc. 2.500%, 11/15/16	1,000	1,033,381

	Par (000)	Value†

Biotechnology — (continued)
Celgene Corp. 2.450%, 10/15/15	$1,000	$1,023,857

		2,057,238

Chemicals — 0.5%
Ecolab, Inc. 1.000%, 08/09/15	1,200	1,203,696

Diversified Financial Services — 3.8%
American Honda Finance Corp. 1.125%, 10/07/16	1,000	1,006,319
Caisse Centrale Desjardins du Quebec 2.550%, 03/24/16 144A @	3,000	3,110,910
General Electric Capital Corp.
1.000%, 12/11/15	1,000	1,007,046
2.300%, 04/27/17	1,000	1,029,694
John Deere Capital Corp. 1.050%, 10/11/16	1,000	1,003,481
Toyota Motor Credit Corp. 1.000%, 02/17/15	1,000	1,006,143
USAA Capital Corp. 2.250%, 12/13/16 144A @	1,000	1,021,868

		9,185,461

Electric — 1.7%
Duke Energy Corp. 2.150%, 11/15/16	1,000	1,027,003
LG&E and KU Energy LLC 2.125%, 11/15/15	1,000	1,016,374
NextEra Energy Capital Holdings, Inc. 1.339%, 09/01/15	1,000	1,007,264
PECO Energy Co. 1.200%, 10/15/16	1,000	1,006,742

		4,057,383

Electronics — 0.4%
Thermo Fisher Scientific, Inc. 1.300%, 02/01/17	1,000	993,950

Energy-Alternate Sources — 0.4%
BP Capital Markets PLC 1.700%, 12/05/14	1,000	1,008,622

Environmental Control — 0.4%
Waste Management, Inc. 2.600%, 09/01/16	1,000	1,035,588

Food — 1.5%
ConAgra Foods, Inc. 1.300%, 01/25/16	1,000	1,006,625
Mondelez International, Inc. 4.125%, 02/09/16	1,000	1,056,938
Unilever Capital Corp. 0.450%, 07/30/15	1,000	999,181
WM Wrigley Jr. Co. 1.400%, 10/21/16 144A @	500	502,126

		3,564,870

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Gas — 0.8%
Florida Gas Transmission Co., LLC 4.000%, 07/15/15 144A @	$1,000	$1,035,797
Questar Corp. 2.750%, 02/01/16	1,000	1,031,977

		2,067,774

Healthcare Products — 1.4%
Baxter International, Inc. 0.950%, 06/01/16	1,000	1,002,776
Covidien International Finance S.A. 1.350%, 05/29/15	1,317	1,327,593
Zimmer Holdings, Inc. 1.400%, 11/30/14	1,000	1,004,718

		3,335,087

Healthcare Services — 0.9%
Quest Diagnostics, Inc. 5.450%, 11/01/15	1,000	1,068,335
WellPoint, Inc. 1.250%, 09/10/15	1,000	1,006,697

		2,075,032

Insurance — 0.8%
Metropolitan Life Global Funding I 2.000%, 01/09/15 144A @	1,000	1,012,052
Principal Life Global Funding II 1.000%, 12/11/15 144A @	1,000	1,000,999

		2,013,051

Internet — 0.4%
Google, Inc. 2.125%, 05/19/16	1,000	1,032,621

Machinery — Diversified — 0.5%
Xylem, Inc. 3.550%, 09/20/16	1,165	1,228,061

Media — 1.7%
NBCUniversal Media LLC 3.650%, 04/30/15	1,000	1,032,519
Thomson Reuters Corp 0.875%, 05/23/16	1,000	996,305
1.300%, 02/23/17	1,000	994,956
Time Warner, Inc. 5.875%, 11/15/16	1,000	1,120,608

		4,144,388

Mining — 0.8%
BHP Billiton Finance USA Ltd. 1.125%, 11/21/14	1,000	1,004,900
Rio Tinto Finance USA PLC 0.785%, 06/19/15•	1,000	1,003,215

		2,008,115

Oil & Gas — 1.3%
BG Energy Capital PLC 2.500%, 12/09/15 144A @	1,000	1,026,494
Ensco PLC 3.250%, 03/15/16	1,000	1,042,744

	Par (000)	Value†

Oil & Gas — (continued)
Statoil ASA 3.125%, 08/17/17	$1,000	$1,054,621

		3,123,859

Oil & Gas Services — 0.8%
Cameron International Corp. 1.150%, 12/15/16	1,000	997,876
Schlumberger Investment SA 1.950%, 09/14/16 144A @	1,035	1,059,721

		2,057,597

Pharmaceuticals — 3.9%
AbbVie, Inc. 1.200%, 11/06/15	2,000	2,017,068
Express Scripts Holding Co. 3.125%, 05/15/16	1,000	1,041,815
Mckesson Corp.
0.950%, 12/04/15	500	501,405
1.292%, 03/10/17	1,000	997,507
Mead Johnson Nutrition Co. 3.500%, 11/01/14	1,000	1,016,230
Merck & Co., Inc. 0.700%, 05/18/16	1,000	1,001,051
Perrigo Co., PLC 1.300%, 11/08/16 144A @	1,000	997,961
Takeda Pharmaceutical Co., Ltd. 1.031%, 03/17/15 144A @	2,000	2,006,620

		9,579,657

Pipelines — 1.7%
Enbridge, Inc. 4.900%, 03/01/15	1,000	1,038,792
Kinder Morgan Energy Partners LP 3.500%, 03/01/16	1,000	1,041,771
Spectra Energy Partners LP 2.950%, 06/15/16	1,000	1,039,203
TransCanada PipeLines Ltd. 0.750%, 01/15/16	1,000	1,000,705

		4,120,471

Retail — 0.9%
Costco Wholesale Corp. 5.500%, 03/15/17	1,000	1,122,124
CVS Caremark Corp. 1.200%, 12/05/16	1,000	1,005,784

		2,127,908

Semiconductors — 0.8%
Micron Semiconductor Asia Pte Ltd. 1.258%, 01/15/19	1,000	993,939
Samsung Electronics America, Inc. 1.750%, 04/10/17 144A @	1,000	1,001,890

		1,995,829

Telecommunications — 2.1%
America Movil S.A.B. de C.V. 2.375%, 09/08/16	1,000	1,029,000
AT&T, Inc. 0.900%, 02/12/16	1,000	999,813

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
British Telecommunications PLC 1.625%, 06/28/16	$1,000	$1,013,113
Deutsche Telekom International Finance B.V. 3.125%, 04/11/16 144A @	1,000	1,042,433
Verizon Communications, Inc. 2.500%, 09/15/16	1,000	1,035,470

		5,119,829

Transportation — 0.9%
Burlington Northern Santa Fe LLC 5.650%, 05/01/17	1,000	1,123,749
Canadian National Railway Co. 1.450%, 12/15/16	1,000	1,011,149

		2,134,898

Trucking and Leasing — 0.8%
GATX Corp. 1.250%, 03/04/17	1,000	994,332
TTX Co. 5.400%, 02/15/16 144A @	1,000	1,063,104

		2,057,436

TOTAL CORPORATE BONDS (Cost $93,135,286)		93,619,823

COMMERCIAL PAPER — 1.6%
Diversified Financial Services — 0.4%
Ford Motor Credit 0.301%, 07/01/14	1,000	998,842

Gas — 0.4%
Nisource Finance 0.096%, 04/29/14	1,000	999,533

Miscellaneous Manufacturing — 0.4%
Textron, Inc. 0.107%, 04/21/14	1,000	999,667

Oil & Gas Services — 0.4%
Weatherford International 0.137%, 05/02/14	1,000	999,208

TOTAL COMMERCIAL PAPER (Cost $3,996,765)		3,997,250

MUNICIPAL NOTE — 0.4%
Regional — 0.4%
Province of British Columbia 2.850%, 06/15/15 (Cost $999,868)	1,000	1,030,660

RESIDENTIAL MORTGAGE BACKED SECURITIES — 1.3%
Collateralized Mortgage Obligations — 0.8%
Fannie Mae REMICS 0.554%, 11/25/39•	1,779	1,781,666

	Par (000)	Value†

Fannie Mae Pool — 0.5%
4.000%, 06/01/20	$264	$279,274
2.577%, 12/01/33•	569	608,293
2.522%, 04/01/34•	173	183,500
2.440%, 07/01/36•	165	175,811

		1,246,878

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,968,319)		3,028,544

U.S. TREASURY OBLIGATIONS — 29.6%
U.S. Treasury Note
1.875%, 04/30/14	5,650	5,657,944
2.375%, 09/30/14	3,000	3,034,101
4.250%, 11/15/14	12,100	12,411,478
2.250%, 01/31/15	730	742,889
4.000%, 02/15/15	7,850	8,115,856
0.250%, 12/15/15	5,000	4,994,725
2.000%, 04/30/16	19,000	19,599,678
0.500%, 06/15/16	18,000	17,988,750

TOTAL U.S. TREASURY OBLIGATIONS (Cost $72,180,076)		72,545,421

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 7.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	17,579,517	17,579,517
Federated Prime Obligations Fund -Class I	407	407
Fidelity Institutional Prime Money Market Portfolio	1,020	1,020
Fidelity Institutional Prime Money Market Portfolio - Class I	198	198
Wells Fargo Advantage Government Money Market Fund - Institutional Class	77	77
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	5	5
Wells Fargo Advantage Municipal Cash Management Money Market Fund -Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $17,581,225)		17,581,225

TOTAL INVESTMENTS — 100.0% (Cost $244,043,813)(a)		$244,958,086

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Limited Maturity Bond Fund

(a)	At March 31, 2014, the cost for Federal income tax purposes was $244,043,813. Net unrealized appreciation/depreciation was $914,273. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,263,025 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $348,752.
~	Fair valued security. The total market value of fair valued securities at March 31, 2014 is $1,000,469.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Limited Maturity Bond Fund

Country Weightings as of 03/31/2014††
United States	85%
Canada	7
United Kingdom	3
Australia	1
Japan	1
Luxembourg	1
Other	2

Total	100%

††	% of total investments as of March 31, 2014

Penn Series Funds, Inc.

Limited Maturity Bond Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$72,545,421	$—	$72,545,421	$—
AGENCY OBLIGATION	7,143,332	—	7,143,332	—
ASSET BACKED SECURITIES	29,693,444	—	29,693,444	—
COMMERCIAL MORTGAGE BACKED SECURITIES	16,318,387	—	16,318,387	—
CORPORATE BONDS	93,619,823	—	93,619,823	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	3,028,544	—	3,028,544	—
COMMERCIAL PAPER	3,997,250	—	3,997,250	—
MUNICIPAL NOTE	1,030,660	—	1,030,660	—
SHORT-TERM INVESTMENTS	17,581,225	17,581,225	—	—

TOTAL INVESTMENTS	$244,958,086	$17,581,225	$227,376,861	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
AGENCY OBLIGATION — 1.3%
Federal National Mortgage Association — 1.3%
5.000%, 04/15/15 (Cost $6,807,366)	$6,750	$7,086,150

ASSET BACKED SECURITIES — 2.3%
Conseco Financial Corp. 7.240%, 11/15/28•	449	246,521
GE Capital Credit Card Master Note Trust 0.950%, 06/15/18	5,000	5,019,705
HLSS Servicer Advance Receivables Trust 2014-T1 1.244%, 01/17/45 144A @	1,000	1,000,600
Hyundai Auto Lease Securitization Trust 2012-A 0.920%, 08/17/15 144A @	3,319	3,324,339
SACO I, Inc. 1.054%, 06/25/35 144A @•	896	853,861
Springleaf Funding Trust 2013-A 2.580%, 09/15/21 144A @	2,000	2,012,040

TOTAL ASSET BACKED SECURITIES (Cost $12,663,980)		12,457,066

COMMERCIAL MORTGAGE BACKED SECURITIES — 4.6%
Boca Hotel Portfolio Trust 2013-BOCA
1.305%, 08/15/26 144A @,•	777	777,480
1.905%, 08/15/26 144A @,•	1,000	1,001,774
CFCRE Commercial Mortgage Trust 4.961%, 04/15/44 144A @•	1,000	1,109,114
Citigroup Deutsche Bank Commercial Mortgage Trust 5.322%, 12/11/49	1,500	1,641,617
EMAC Owner Trust 2000-1 8.210%, 01/15/27 144A @•	706	513,424
FHLMC Multifamily Structured Pass Through Trust Series K032 3.310%, 05/25/23	10,000	10,099,750
FREMF Mortgage Trust Series 2013-K28 Class C 3.494%, 03/25/23 144A @	1,000	892,418
FREMF Mortgage Trust Series 2013-K35 Class C 3.947%, 12/15/45 144A @	1,000	918,422
FREMF Mortgage Trust Series 2013-KF02 Class C 4.158%, 12/25/45 144A @	1,930	2,001,949
Hilton USA Trust 2013-HLT 4.407%, 11/05/30 144A @	1,000	1,017,266
JP Morgan Chase Commercial Mortgage Securities Trust 2013-INN 1.555%, 10/15/30 144A @•	2,000	2,001,280
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDP10 5.420%, 01/15/49	1,500	1,645,085

	Par (000)	Value†

JPMorgan Chase Commercial Mortgage Securities Trust 2014-FBLU Class A 1.105%, 12/15/28 144A @•	$1,000	$1,000,017

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $23,811,843)		24,619,596

CORPORATE BONDS — 24.1%
Aerospace & Defense — 0.5%
Lockheed Martin Corp. 3.350%, 09/15/21	1,000	1,019,553
Northrop Grumman Corp. 3.250%, 08/01/23	1,000	957,534
United Technologies Corp. 3.100%, 06/01/22	1,000	998,229

		2,975,316

Agriculture — 0.6%
Altria Group, Inc. 4.750%, 05/05/21	1,000	1,091,329
Cargill, Inc. 6.125%, 09/15/36 144A @	1,000	1,196,927
Japan Tobacco, Inc. 2.100%, 07/23/18 144A @	1,000	999,516

		3,287,772

Airlines — 0.5%
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 07/15/25 144A @	973	980,206
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	387	443,674
Delta Air Lines 2007-1 Class A Pass Through Trust 6.821%, 08/10/22	976	1,146,690

		2,570,570

Banks — 1.6%
Bank of America Corp. 5.650%, 05/01/18	1,000	1,130,434
Bank of Montreal 2.850%, 06/09/15 144A @	1,000	1,029,460
JPMorgan Chase & Co. 6.000%, 01/15/18	1,700	1,951,112
Northern Trust Corp. 3.375%, 08/23/21	500	519,589
Royal Bank of Canada 1.450%, 09/09/16	1,000	1,011,996
The Bank of New York Mellon Corp. 2.100%, 08/01/18	1,000	1,001,957
The Goldman Sachs Group, Inc.
5.250%, 07/27/21	1,000	1,106,990
5.750%, 01/24/22	1,000	1,133,919

		8,885,457

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,000	1,238,740

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Beverages — (continued)
The Coca-Cola Co. 3.300%, 09/01/21	$1,000	$1,027,537

		2,266,277

Biotechnology — 0.8%
Amgen, Inc. 4.950%, 10/01/41	1,000	1,009,614
Biogen Idec, Inc. 6.875%, 03/01/18	1,000	1,177,071
Genentech, Inc. 5.250%, 07/15/35	1,000	1,120,159
Gilead Sciences, Inc. 4.400%, 12/01/21	1,000	1,080,370

		4,387,214

Chemicals — 0.4%
EI du Pont de Nemours & Co. 4.150%, 02/15/43	1,000	952,080
Praxair, Inc. 3.000%, 09/01/21	1,000	998,375

		1,950,455

Computers — 0.4%
Hewlett-Packard Co. 2.600%, 09/15/17	1,000	1,030,407
International Business Machines Corp. 6.500%, 01/15/28	1,000	1,253,810

		2,284,217

Diversified Financial Services — 2.2%
American Honda Finance Corp. 3.800%, 09/20/21 144A @	1,000	1,051,466
Caisse Centrale Desjardins du Quebec 2.550%, 03/24/16 144A @	2,000	2,073,940
General Electric Capital Corp.
6.150%, 08/07/37	1,000	1,212,839
5.875%, 01/14/38	1,000	1,178,906
Safina Ltd. 2.000%, 12/30/23	4,313	4,207,279
Toyota Motor Credit Corp. 3.400%, 09/15/21	1,000	1,028,917
USAA Capital Corp. 2.250%, 12/13/16 144A @	1,000	1,021,868

		11,775,215

Electric — 1.5%
Centerpoint Energy Houston Electric LLC 4.500%, 04/01/44	1,000	1,025,629
Commonwealth Edison Co. 6.150%, 09/15/17	500	575,171
Duke Energy Progress, Inc. 2.800%, 05/15/22	1,000	977,585
Enel Finance International NV 6.250%, 09/15/17 144A @	1,000	1,131,350
Georgia Power Co. 4.300%, 03/15/42	1,000	965,869
International Transmission Co. 4.625%, 08/15/43 144A @	1,000	1,039,194

	Par (000)	Value†

Electric — (continued)
PacifiCorp 6.250%, 10/15/37	$1,000	$1,263,276
Wisconsin Public Service Corp. 4.752%, 11/01/44	1,100	1,163,559

		8,141,633

Electronics — 0.2%
Thermo Fisher Scientific, Inc. 3.600%, 08/15/21	1,000	1,018,504

Engineering & Construction — 0.2%
ABB Finance USA, Inc. 4.375%, 05/08/42	1,000	996,413

Food — 1.1%
ConAgra Foods,Inc. 1.900%, 01/25/18	1,000	991,557
Kraft Foods Group, Inc. 5.000%, 06/04/42	1,000	1,047,153
The Hillshire Brands Co. 2.750%, 09/15/15	1,000	1,027,173
Unilever Capital Corp. 0.850%, 08/02/17	2,000	1,965,678
WM Wrigley Jr. Co. 2.400%, 10/21/18 144A @	1,000	1,002,892

		6,034,453

Gas — 0.9%
Boston Gas Co. 4.487%, 02/15/42 144A @	1,000	992,236
Centrica PLC 5.375%, 10/16/43 144A @	1,000	1,032,750
Pacific Gas & Electric Co. 3.250%, 09/15/21	1,000	996,422
SEMCO Energy, Inc. 5.150%, 04/21/20 144A @	1,000	1,040,431
Southern California Gas Co. 4.450%, 03/15/44	1,000	1,020,674

		5,082,513

Healthcare Products — 1.9%
Baxter International, Inc. 3.200%, 06/15/23	1,000	975,435
Becton Dickinson and Co. 3.125%, 11/08/21	1,000	1,014,926
CareFusion Corp. 3.300%, 03/01/23	1,103	1,035,738
Covidien International Finance SA
6.000%, 10/15/17	1,000	1,148,374
3.200%, 06/15/22	1,000	984,043
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,000	1,006,923
Medtronic, Inc. 4.000%, 04/01/43	1,000	927,707
St Jude Medical, Inc. 4.750%, 04/15/43	1,000	1,000,597
Stryker Corp. 2.000%, 09/30/16	1,000	1,026,292

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Products — (continued)
Zimmer Holdings, Inc. 4.625%, 11/30/19	$1,000	$1,108,019

		10,228,054

Healthcare Services — 0.2%
Cigna Corp. 4.375%, 12/15/20	1,000	1,065,249

Insurance — 0.4%
American International Group, Inc. 4.875%, 06/01/22	1,000	1,095,022
Berkshire Hathaway, Inc. 4.500%, 02/11/43	1,000	990,999

		2,086,021

Investment Companies — 0.2%
Ares Capital Corp. 4.875%, 11/30/18	1,000	1,032,863

Media — 0.7%
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,369,663
NBCUniversal Media LLC 4.375%, 04/01/21	1,000	1,085,227
Viacom, Inc. 5.850%, 09/01/43	1,000	1,098,835

		3,553,725

Mining — 0.4%
BHP Billiton Finance (USA) Ltd. 5.000%, 09/30/43	1,000	1,058,182
Corp Nacional del Cobre de Chile 3.000%, 07/17/22 144A @	1,000	933,070

		1,991,252

Miscellaneous Manufacturing — 0.5%
Alfa S.A.B. de C.V. 6.875%, 03/25/44 144A @	500	514,375
Illinois Tool Works, Inc. 4.875%, 09/15/41	1,000	1,057,215
Siemens Financieringsmaatschappij NV 6.125%, 08/17/26 144A @	1,000	1,221,010

		2,792,600

Oil & Gas — 2.2%
BG Energy Capital PLC 4.000%, 10/15/21 144A @	1,000	1,037,253
BP Capital Markets PLC 4.500%, 10/01/20	1,000	1,087,824
Chevron Corp 2.355%, 12/05/22	1,000	939,740
Occidental Petroleum Corp. 3.125%, 02/15/22	1,000	993,118
Petrobras International Finance Co. 6.750%, 01/27/41	500	484,542
Petroleos Mexicanos
1.950%, 12/20/22 W.I.	1,800	1,776,379
2.000%, 12/20/22	2,700	2,670,270
Shell International Finance BV 4.550%, 08/12/43	1,000	1,033,597

	Par (000)	Value†

Oil & Gas — (continued)
Statoil, ASA 3.150%, 01/23/22	$1,000	$1,003,111
Total Capital International SA 3.700%, 01/15/24	1,000	1,018,538

		12,044,372

Oil & Gas Services — 0.4%
Halliburton Co. 4.500%, 11/15/41	1,000	999,005
Schlumberger Oilfield PLC 4.200%, 01/15/21 144A @	1,000	1,081,133

		2,080,138

Pharmaceuticals — 2.1%
AbbVie, Inc. 1.200%, 11/06/15	1,000	1,008,534
Express Scripts Holding Co. 3.900%, 02/15/22	1,000	1,023,503
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,142,492
Merck Sharp & Dohme Corp. 6.400%, 03/01/28	1,000	1,245,059
Novartis Capital Corp.
2.900%, 04/24/15	1,000	1,027,635
4.400%, 05/06/44	1,000	1,009,024
Perrigo Co. PLC 4.000%, 11/15/23 144A @	1,000	999,613
Sanofi 4.000%, 03/29/21	1,000	1,073,430
Takeda Pharmaceutical Co., Ltd. 1.625%, 03/17/17 144A @	2,000	2,017,106
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21	1,000	1,001,662

		11,548,058

Pipelines — 0.6%
DCP Midstream LLC 6.750%, 09/15/37 144A @	1,000	1,138,240
Energy Transfer Partners LP 5.950%, 10/01/43	1,000	1,076,109
Kinder Morgan Energy Partners LP 5.000%, 03/01/43	1,000	952,128

		3,166,477

Retail — 0.6%
CVS Caremark Corp.
5.750%, 05/15/41	1,000	1,158,933
5.300%, 12/05/43	1,000	1,103,824
Wal-Mart Stores, Inc. 3.250%, 10/25/20	1,000	1,038,260

		3,301,017

Semiconductors — 0.2%
Intel Corp. 4.000%, 12/15/32	1,000	970,930

Software — 0.4%
Microsoft Corp. 3.625%, 12/15/23	1,000	1,025,828

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Software — (continued)
Oracle Corp. 3.625%, 07/15/23	$1,000	$1,012,619

		2,038,447

Telecommunications — 1.2%
America Movil SAB de CV 3.125%, 07/16/22	1,000	954,124
AT&T, Inc.
3.875%, 08/15/21	1,000	1,042,996
5.350%, 09/01/40	1,000	1,021,934
British Telecommunications PLC 1.625%, 06/28/16	1,000	1,013,113
Verizon Communications, Inc.
4.600%, 04/01/21	1,000	1,084,220
6.400%, 09/15/33	1,000	1,187,247

		6,303,634

Transportation — 0.6%
Burlington Northern Santa Fe LLC 5.150%, 09/01/43	1,000	1,059,875
Federal Express Corp 1999 Pass Through Trust 7.650%, 01/15/22	1,153	1,406,075
Union Pacific Corp. 2.950%, 01/15/23	1,000	955,441

		3,421,391

Trucking and Leasing — 0.2%
TTX Co. 5.400%, 02/15/16 144A @	1,000	1,063,104

TOTAL CORPORATE BONDS (Cost $124,022,461)		130,343,341

MUNICIPAL NOTE — 0.4%
Province of British Columbia 2.850%, 06/15/15 (Cost $1,999,736)	2,000	2,061,320

MUNICIPAL BONDS — 1.5%
Corpus Christi Independent School District 6.124%, 08/15/32	1,000	1,135,520
Metropolitan Water District of Southern California 6.947%, 07/01/40	1,000	1,134,790
Orange County Sanitation District 6.400%, 02/01/44	1,000	1,219,090
San Francisco City & County Public Utilities Commission 6.950%, 11/01/50	2,000	2,658,420
South Carolina State Public Service Authority 5.784%, 12/01/41	2,000	2,131,720

Total MUNICIPAL BONDS (Cost $7,002,246)		8,279,540

	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — 15.5%
Collateralized Mortgage Obligations — 0.9%
Fannie Mae REMICS 0.554%, 11/25/39•	$1,779	$1,781,667
Freddie Mac REMICS 0.500%, 05/15/37•	3,200	3,197,490

		4,979,157

Fannie Mae Pool — 7.9%
5.000%, 07/01/23	848	903,417
2.522%, 04/01/34•	518	550,500
2.440%, 07/01/36•	551	586,037
2.383%, 08/01/36•	493	525,511
2.854%, 05/01/37•	499	527,954
4.000%, 08/01/39	3,834	3,984,385
4.000%, 11/01/40	3,609	3,751,059
3.500%, 03/01/41	1,676	1,687,455
2.500%, 01/01/43	3,632	3,360,881
2.500%, 02/01/43	10,569	9,780,675
2.500%, 05/01/43	12,608	11,667,783
4.000%, 08/01/43	3,130	3,253,426
3.500%, 09/01/43	2,211	2,226,300

		42,805,383

Freddie Mac Gold Pool — 2.6%
3.000%, 01/01/26	4,851	4,982,700
3.500%, 12/01/40	4,745	4,772,336
3.500%, 01/01/41	3,125	3,143,416
3.500%, 02/01/41	913	918,096

		13,816,548

Ginnie Mae Pool — 4.1%
6.000%, 10/15/38	633	706,990
6.000%, 10/15/38	573	640,613
4.000%, 04/15/39	4,509	4,743,968
4.000%, 06/15/39	3,510	3,691,414
4.500%, 02/15/40	5,274	5,697,663
3.500%, 10/20/41	6,669	6,816,834
9.000%, 10/15/30	8	7,851

		22,305,333

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $82,166,115)		83,906,421

COMMERCIAL PAPER — 0.4%
Diversified Financial Services — 0.4%
Ford Motor Credit 0.580%, 05/15/14 (Cost $1,998,582)	2,000	1,998,582

U.S. TREASURY OBLIGATIONS — 43.6%
U.S. Treasury Bond
5.500%, 08/15/28	2,800	3,581,813
3.500%, 02/15/39	3,320	3,330,375
4.375%, 05/15/40	100	115,484
3.125%, 11/15/41	3,900	3,614,812
2.750%, 08/15/42	5,000	4,268,750
2.750%, 11/15/42	450	383,414
3.125%, 02/15/43	3,685	3,391,350

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — (continued)
2.875%, 05/15/43	$3,425	$2,989,381
3.625%, 08/15/43	4,450	4,504,237
3.750%, 11/15/43	1,985	2,055,406
U.S. Treasury Note
4.250%, 11/15/14	5,000	5,128,710
4.000%, 02/15/15	10,900	11,269,150
0.250%, 07/31/15	1,000	1,000,898
0.375%, 08/31/15	3,700	3,709,106
2.125%, 12/31/15	10,270	10,589,335
2.625%, 02/29/16	5,000	5,212,500
1.500%, 07/31/16	3,050	3,114,575
0.625%, 08/15/16	1,150	1,150,359
0.625%, 12/15/16	33,300	33,172,528
0.875%, 12/31/16	3,750	3,758,790
0.625%, 08/31/17	12,000	11,796,564
0.625%, 11/30/17	52,000	50,842,168
0.750%, 03/31/18	4,900	4,778,647
2.375%, 06/30/18	2,350	2,438,125
1.500%, 08/31/18	11,400	11,378,625
2.750%, 02/15/19	9,100	9,552,871
3.125%, 05/15/19	5,300	5,653,197
3.375%, 11/15/19	475	512,220
1.000%, 11/30/19	11,100	10,519,847
2.000%, 11/15/21	2,200	2,134,686
1.750%, 05/15/23	875	810,605
2.500%, 08/15/23	3,300	3,252,820
2.750%, 11/15/23	10,000	10,045,310
U.S. Treasury Strip Principal 0.000%, 11/15/24+	7,800	5,735,278

TOTAL U.S. TREASURY OBLIGATIONS (Cost $233,447,840)		235,791,936

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 6.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	34,051,089	34,051,089
BlackRock Liquidity Funds TempFund - Institutional Shares	447	447
Federated Prime Obligations Fund - Class I	312	312
Fidelity Institutional Prime Money Market Portfolio	714	714
Fidelity Institutional Prime Money Market Portfolio - Class I	272	272
Wells Fargo Advantage Government Money Market Fund - Institutional Class	52	52
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $34,052,888)		34,052,888

TOTAL INVESTMENTS — 100.0% (Cost $527,973,057)(a)		$540,596,840

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $528,208,243. Net unrealized appreciation/depreciation was $12,388,597. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,693,332 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,304,735.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Quality Bond Fund

Country Weightings as of 03/31/2014††
United States	94%
Canada	1
Japan	1
Luxembourg	1
Mexico	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of March 31, 2014

Penn Series Funds, Inc.

Quality Bond Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$235,791,936	$—	$235,791,936	$—
AGENCY OBLIGATION	7,086,150	—	7,086,150	—
ASSET BACKED SECURITIES	12,457,066	—	12,457,066	—
COMMERCIAL MORTGAGE BACKED SECURITIES	24,619,596	—	24,619,596	—
CORPORATE BONDS	130,343,341	—	130,343,341	—
MUNICIPAL NOTE	2,061,320	—	2,061,320	—
MUNICIPAL BONDS	8,279,540	—	8,279,540	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	83,906,421	—	83,906,421	—
COMMERCIAL PAPER	1,998,582	—	1,998,582	—
SHORT-TERM INVESTMENTS	34,052,888	34,052,888	—	—

TOTAL INVESTMENTS	$540,596,840	$34,052,888	$506,543,952	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.4%
Continental Airlines 2009-2 Class A, Pass Through Trust 7.250%, 11/10/19	$41	$48,325
Continental Airlines 2009-2 Class B Pass Through Trust 9.250%, 05/10/17 144A @^	30	34,139
Continental Airlines 2012-3 Class C Pass Thru Certificates 6.125%, 04/29/18	325	342,469
GTP Acquisition Partners I LLC 7.628%, 06/15/16 144A @	250	266,569

TOTAL ASSET BACKED SECURITIES (Cost $646,785)		691,502

	Number of Shares	Value†
COMMON STOCKS — 0.9%
Auto Manufacturers — 0.2%
General Motors Co.	9,300	320,106

Entertainment — 0.0%
New Cotai Participation Class B*144A @^~	1	24,557

Media — 0.1%
Liberty Global PLC, Class A*	4,100	170,560
Liberty Global PLC, Series C*	2,300	93,633

		264,193

Oil & Gas — 0.1%
PBF Energy, Inc. Class A	6,100	157,380
Range Resources Corp.	1,200	99,564

		256,944

Real Estate — 0.1%
The Howard Hughes Corp.*	1,600	228,336

Retail — 0.2%
Masonite International Corp.*	4,900	276,948

Telecommunications — 0.2%
Altice S.A.*	4,475	199,377
Crown Castle International Corp.	1,750	129,115

		328,492

TOTAL COMMON STOCKS (Cost $1,505,829)		1,699,576

PREFERRED STOCKS — 0.6%
Banks — 0.4%
Ally Financial, Inc.144A @	500	493,750
GMAC Capital Trust I	8,150	222,495

		716,245

Sovereign Agency — 0.1%
Federal National Mortgage Association*	23,300	244,184

	Number of Shares	Value†

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.*^~	725	$0

Telecommunications — 0.1%
Crown Castle International Corp.	2,450	248,405

TOTAL PREFERRED STOCKS (Cost $1,056,702)		1,208,834

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 0.1%
Diversified — 0.1%
American Tower Corp.* (Cost $73,106)	1,375	112,571

CORPORATE BONDS — 88.4%
Advertising — 0.3%
MDC Partners, Inc. 6.750%, 04/01/20 144A @	$525	552,563

Aerospace & Defense — 0.3%
Accudyne Industries LLC 7.750%, 12/15/20 144A @	225	242,438
Ducommun, Inc. 9.750%, 07/15/18	300	336,000

		578,438

Airlines — 1.2%
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 07/15/25 144A @	68	68,614
American Airlines 2013-1 Class B Pass Through Trust 5.625%, 01/15/21 144A @	73	74,441
American Airlines 2013-1 Class C Pass Through Trust 6.125%, 07/15/18 144A @^	200	210,500
United Continental Holdings, Inc.
6.375%, 06/01/18	325	350,594
6.000%, 12/01/20	375	390,000
6.000%, 07/15/26	325	307,125
6.000%, 07/15/28	100	91,750
US Airways 2012-2 Class A, Pass Through Trust 4.625%, 06/03/25	75	78,200
US Airways 2012-2 Class B, Pass Through Trust 6.750%, 06/03/21	35	37,740
US Airways Group, Inc. 6.125%, 06/01/18	725	762,156

		2,371,120

Apparel — 0.9%
Hanesbrands, Inc. 6.375%, 12/15/20	250	273,125
Levi Strauss & Co. 6.875%, 05/01/22	200	219,500

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Apparel — (continued)
QS Wholesale, Inc.
7.875%, 08/01/18 144A @	$175	$190,313
10.000%, 08/01/20	325	369,687
The William Carter Co. 5.250%, 08/15/21 144A @	500	514,375
Wolverine World Wide, Inc. 6.125%, 10/15/20	100	108,000

		1,675,000

Auto Manufacturers — 2.0%
Chrysler Group LLC
8.000%, 06/15/19 144A @	300	328,500
8.250%, 06/15/21 144A @	600	678,750
8.250%, 06/15/21	1,125	1,272,656
CNH Finance Europe S.A. 6.250%, 03/09/18	275	430,164
General Motors Co. 6.250%, 10/02/43 144A @	250	270,625
Jaguar Land Rover Automotive PLC 5.625%, 02/01/23 144A @	600	625,500
Navistar International Corp. 8.250%, 11/01/21	175	178,500

		3,784,695

Auto Parts & Equipment — 1.7%
Affinia Group, Inc. 7.750%, 05/01/21	75	81,000
Allison Transmission, Inc. 7.125%, 05/15/19 144A @	350	376,687
American Axle & Manufacturing, Inc.
5.125%, 02/15/19	100	104,125
6.250%, 03/15/21	200	213,000
6.625%, 10/15/22	175	189,656
Dana Holding Corp. 5.375%, 09/15/21	375	390,000
Gestamp Funding Luxembourg S.A. 5.625%, 05/31/20 144A @	300	311,250
Pittsburgh Glass Works LLC 8.000%, 11/15/18 144A @	175	190,313
Schaeffler Finance BV 4.750%, 05/15/21 144A @	400	409,000
Schaeffler Holding Finance BV PIK (Cash coupon 6.875%, PIK 7.625%) 08/15/18 144A@	250	265,938
The Goodyear Tire & Rubber Co.
8.250%, 08/15/20	250	278,437
8.750%, 08/15/20	100	118,250
6.500%, 03/01/21	300	327,000

		3,254,656

Banks — 1.9%
Ally Financial, Inc.
7.500%, 09/15/20	325	386,344
8.000%, 11/01/31	225	277,312
CIT Group, Inc.
4.250%, 08/15/17	350	366,625
6.625%, 04/01/18 144A @	500	559,375
5.375%, 05/15/20	300	321,750

	Par (000)	Value†

Banks — (continued)
5.000%, 08/15/22	$225	$233,438
Provident Funding Associates LP
10.125%, 02/15/19 144A @	100	109,250
6.750%, 06/15/21 144A @	300	300,000
Synovus Financial Corp.
5.125%, 06/15/17	600	628,500
7.875%, 02/15/19	300	340,500

		3,523,094

Beverages — 0.2%
Constellation Brands, Inc. 6.000%, 05/01/22	300	331,500

Building Materials — 3.0%
Ainsworth Lumber Co. Ltd. 7.500%, 12/15/17 144A @	92	98,210
Associated Materials LLC 9.125%, 11/01/17	675	710,437
Builders FirstSource, Inc. 7.625%, 06/01/21 144A @	250	270,625
Building Materials Corp. of America 6.750%, 05/01/21 144A @	250	271,250
Cemex Finance LLC 9.375%, 10/12/22 144A @	295	346,256
Cemex S.A.B. de CV 7.250%, 01/15/21 144A @	575	628,187
Euramax International, Inc. 9.500%, 04/01/16	325	328,250
Interline Brands, Inc. PIK 10.000%, 11/15/18	125	135,938
Masonite International Corp. 8.250%, 04/15/21 144A @	100	110,375
Nortek, Inc.
10.000%, 12/01/18	300	329,250
8.500%, 04/15/21	350	391,125
Reliance Intermediate Holdings LP 9.500%, 12/15/19 144A @	225	245,250
Summit Materials LLC
10.500%, 01/31/20 144A @	125	140,938
10.500%, 01/31/20	250	281,875
USG Corp.
9.750%, 01/15/18	450	543,375
5.875%, 11/01/21 144A @	100	106,500
Vulcan Materials Co. 7.500%, 06/15/21	300	353,250
Wienerberger AG 6.500%, 12/29/49•	325	461,708

		5,752,799

Chemicals — 1.8%
Axalta Coating Systems US Holdings, Inc.
5.750%, 02/01/21 144A @	100	147,343
7.375%, 05/01/21 144A @	150	163,125
Celanese U.S. Holdings LLC 4.625%, 11/15/22	450	443,250
Ciech Group Financing AB 9.500%, 11/30/19 144A @	250	398,522

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Chemicals — (continued)
Hexion US Finance Corp.
8.875%, 02/01/18	$600	$624,000
6.625%, 04/15/20	275	284,625
INEOS Group Holdings S.A. 6.125%, 08/15/18 144A @	200	207,500
Kerling PLC 10.625%, 02/01/17 144A @	200	293,441
PolyOne Corp. 5.250%, 03/15/23	250	251,250
PQ Corp. 8.750%, 05/01/18 144A @	475	518,937

		3,331,993

Coal — 0.5%
Foresight Energy LLC 7.875%, 08/15/21 144A @	275	288,063
Murray Energy Corp. 8.625%, 06/15/21 144A @	375	394,687
Peabody Energy Corp. 6.000%, 11/15/18	75	78,656
Westmoreland Escrow Corp. 10.750%, 02/01/18 144A @	175	191,188

		952,594

Commercial Services — 2.8%
Alliance Data Systems Corp. 6.375%, 04/01/20 144A @	275	292,875
American Capital Ltd. 6.500%, 09/15/18 144A @	325	344,500
Ashtead Capital, Inc. 6.500%, 07/15/22 144A @	125	135,938
Ceridian Corp. 8.875%, 07/15/19 144A @	125	141,875
CoreLogic, Inc. 7.250%, 06/01/21	350	378,875
Europcar Groupe S.A. 11.500%, 05/15/17 144A @	225	361,118
FTI Consulting, Inc.
6.750%, 10/01/20	75	80,813
6.000%, 11/15/22	200	204,000
H&E Equipment Services, Inc. 7.000%, 09/01/22	150	165,000
Harland Clarke Holdings Corp. 6.875%, 03/01/20 144A @	125	126,875
Igloo Holdings Corp. PIK (Cash coupon 8.250%, PIK 9.000%) 12/15/17 144A @	175	179,156
Jaguar Holding Co. I PIK (Cash coupon 9.375%, PIK 10.125%) 10/15/17 144A @	100	105,125
Jaguar Holding Co. II 9.500%, 12/01/19 144A @	350	389,375

	Par (000)	Value†

Commercial Services — (continued)
Laureate Education, Inc. 9.250%, 09/01/19 144A @	$625	$665,625
Lender Processing Services, Inc. 5.750%, 04/15/23	200	213,250
Nord Anglia Education UK Holdings PLC 10.250%, 04/01/17 144A @	425	473,875
Safway Group Holding LLC 7.000%, 05/15/18 144A @	250	266,250
TransUnion Holding Co, Inc. PIK (Cash coupon 8.125%, PIK 8.875%) 06/15/18	150	157,500
Truven Health Analytics, Inc. 10.625%, 06/01/20	125	141,875
United Rentals North America, Inc. 6.125%, 06/15/23	375	397,500

		5,221,400

Computers — 1.0%
Dell, Inc.
5.650%, 04/15/18	175	182,875
5.875%, 06/15/19	275	283,250
4.625%, 04/01/21	100	94,250
7.100%, 04/15/28	275	264,344
iGATE Corp. 9.000%, 05/01/16	750	787,500
SunGard Data Systems, Inc. 6.625%, 11/01/19	250	264,375

		1,876,594

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 4.600%, 03/15/20	90	91,490

Distribution & Wholesale — 0.4%
HD Supply, Inc.
7.500%, 07/15/20	500	545,625
11.500%, 07/15/20	125	148,750

		694,375

Diversified Financial Services — 4.7%
Aircastle Ltd.
6.250%, 12/01/19	350	378,000
7.625%, 04/15/20	25	28,500
Cantor Commercial Real Estate Co. LP 7.750%, 02/15/18 144A @	275	294,250
DBP Holding Corp. 7.750%, 10/15/20 144A @	275	264,000
Denali Borrower LLC 5.625%, 10/15/20 144A @	450	457,875
E*TRADE Financial Corp.
6.750%, 06/01/16	450	487,125
6.375%, 11/15/19	350	380,625
General Motors Financial Co., Inc.
4.750%, 08/15/17	375	400,781
3.250%, 05/15/18	250	252,188
6.750%, 06/01/18	75	85,500
Icahn Enterprises Finance Corp.
4.875%, 03/15/19 144A @	350	356,125

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
6.000%, 08/01/20 144A @	$425	$450,500
6.000%, 08/01/20	225	240,750
Jefferies LoanCore LLC 6.875%, 06/01/20 144A @	400	406,000
Ladder Capital Finance Holdings LLLP. 7.375%, 10/01/17	200	209,750
Nationstar Mortgage LLC
6.500%, 07/01/21	500	471,250
6.500%, 06/01/22	300	278,250
Neuberger Berman Group LLC
5.625%, 03/15/20 144A @	225	236,250
5.875%, 03/15/22 144A @	200	213,000
Numericable Finance & Co. SCA 12.375%, 02/15/19 144A @	276	467,635
Nuveen Investments, Inc. 9.125%, 10/15/17 144A @	225	237,938
Outerwall, Inc. 6.000%, 03/15/19	450	470,250
Patriot Merger Corp. 9.000%, 07/15/21 144A @	275	294,250
Play Finance 1 S.A. 6.500%, 08/01/19 144A @	100	143,965
Play Finance 2 S.A. 5.250%, 02/01/19 144A @	100	140,521
Springleaf Finance Corp. 6.900%, 12/15/17	275	301,812
Walter Investment Management Corp. 7.875%, 12/15/21 144A @	875	872,812

		8,819,902

Electric — 1.6%
AES Corp. 5.500%, 03/15/24	200	198,500
CMS Energy Corp. 5.050%, 03/15/22	130	144,597
Energy Future Intermediate Holding Co. LLC 10.000%, 12/01/20	900	947,250
GenOn Energy, Inc. 9.500%, 10/15/18	475	485,687
Infinis PLC 7.000%, 02/15/19 144A @	300	543,904
NRG Energy, Inc.
6.250%, 07/15/22 144A @	325	334,750
6.625%, 03/15/23	275	285,313

		2,940,001

Electronics — 0.1%
Techem GmbH 6.125%, 10/01/19 144A @	100	150,330
Trionista Holdco GmbH 5.000%, 04/30/20 144A @	100	144,048

		294,378

Engineering & Construction — 0.6%
Aguila 3 S.A.
7.875%, 01/31/18 144A @	300	358,996
7.875%, 01/31/18 144A @	325	345,312

	Par (000)	Value†

Engineering & Construction — (continued)
Deutsche Raststaetten Gruppe IV GmbH 6.750%, 12/30/20 144A @	$100	$150,509
Dycom Investments, Inc. 7.125%, 01/15/21	275	296,656

		1,151,473

Entertainment — 2.6%
Cedar Fair LP 5.250%, 03/15/21	275	278,437
DreamWorks Animation SKG, Inc. 6.875%, 08/15/20 144A @	275	297,687
Graton Economic Development Authority 9.625%, 09/01/19 144A @	400	457,000
Great Canadian Gaming Corp. 6.625%, 07/25/22 144A @	150	143,896
Intralot Finance Luxembourg S.A. 9.750%, 08/15/18 144A @	125	194,629
MU Finance PLC 8.375%, 02/01/17 144A @	223	232,622
National CineMedia LLC 6.000%, 04/15/22	400	422,000
New Cotai LLC PIK 10.625%, 05/01/19 144A @	264	290,583
Peninsula Gaming LLC 8.375%, 02/15/18 144A @	200	216,000
Pinnacle Entertainment, Inc. 7.500%, 04/15/21	375	405,937
PNK Finance Corp. 6.375%, 08/01/21 144A @	325	338,000
PortAventura Entertainment Barcelona BV 7.250%, 12/01/20 144A @	100	145,515
Regal Entertainment Group 5.750%, 03/15/22	300	309,000
Six Flags Entertainment Corp. 5.250%, 01/15/21 144A @	350	352,625
Vougeot Bidco PLC 7.875%, 07/15/20 144A @	100	182,025
WMG Acquisition Corp.
11.500%, 10/01/18	150	170,475
6.000%, 01/15/21 144A @	138	143,865
6.750%, 04/15/22 144A @	275	276,375

		4,856,671

Environmental Control — 0.6%
Clean Harbors, Inc.
5.250%, 08/01/20	125	128,750
5.125%, 06/01/21	175	178,500
Darling International, Inc. (Escrow) 5.375%, 01/15/22 144A @	175	179,813
Tervita Corp.
10.875%, 02/15/18 144A @	375	376,875
8.000%, 11/15/18 144A @	350	353,500

		1,217,438

Food — 1.7%
ARAMARK Corp. 5.750%, 03/15/20	200	211,250

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Food — (continued)
BI-LO LLC PIK (Cash coupon 8.625%, PIK 9.375%) 09/15/18 144A @	$175	$181,344
Bumble Bee Holdings, Inc. 9.000%, 12/15/17 144A @	161	175,490
Elior Finance & Co. SCA 6.500%, 05/01/20 144A @	100	150,853
ESAL GmbH 6.250%, 02/05/23 144A @	605	571,725
JBS Investments GmbH 7.750%, 10/28/20 144A @	200	210,750
Marfrig Holding Europe BV 11.250%, 09/20/21 144A @	350	375,375
Minerva Luxembourg S.A. 12.250%, 02/10/22 144A @	200	223,000
Post Holdings, Inc.
6.750%, 12/01/21 144A @	50	52,938
7.375%, 02/15/22 144A @	125	134,375
7.375%, 02/15/22	100	107,500
Premier Foods PLC 6.500%, 03/15/21 144A @	100	170,898
R&R Ice Cream PLC 8.375%, 11/15/17 144A @	200	293,441
9.250%, 05/15/18 144A @	250	351,303

		3,210,242

Forest Products & Paper — 0.7%
Mercer International, Inc. 9.500%, 12/01/17	500	540,000
Sappi Papier Holding GmbH
7.750%, 07/15/17 144A @	200	222,500
8.375%, 06/15/19 144A @	200	222,000
6.625%, 04/15/21 144A @	400	415,000

		1,399,500

Gas — 0.2%
Sabine Pass LNG LP 6.500%, 11/01/20	375	393,750

Hand & Machine Tools — 0.4%
BC Mountain LLC 7.000%, 02/01/21 144A @	350	346,500
Milacron LLC 7.750%, 02/15/21 144A @	325	351,000

		697,500

Healthcare Products — 0.9%
Biomet, Inc. 6.500%, 08/01/20	550	592,350
Hologic, Inc. 6.250%, 08/01/20	175	185,062
Kinetic Concepts, Inc.
10.500%, 11/01/18	325	373,344
12.500%, 11/01/19	150	174,375
Universal Hospital Services, Inc. 7.625%, 08/15/20	325	347,750

		1,672,881

Healthcare Services — 3.2%
Aviv Healthcare Properties LP 7.750%, 02/15/19	100	108,000

	Par (000)	Value†

Healthcare Services — (continued)
Capella Healthcare, Inc. 9.250%, 07/01/17	$350	$371,875
Community Health Systems, Inc.
8.000%, 11/15/19	225	247,219
7.125%, 07/15/20	375	406,875
6.875%, 02/01/22 144A @	850	888,250
Fresenius Medical Care U.S. Finance II, Inc.
5.625%, 07/31/19 144A @	250	269,375
5.875%, 01/31/22 144A @	100	106,250
HCA Holdings, Inc. 6.250%, 02/15/21	275	294,388
IASIS Healthcare LLC 8.375%, 05/15/19	375	400,312
Kindred Healthcare, Inc.
8.250%, 06/01/19	250	267,813
6.375%, 04/15/22 144A @	200	200,500
Medi-Partenaires SAS 7.000%, 05/15/20 144A @	300	436,206
MPH Acquisition Holdings LLC 6.625%, 04/01/22 144A @	225	230,906
Priory Group No. 3 PLC 7.000%, 02/15/18 144A @	100	175,883
Select Medical Corp. 6.375%, 06/01/21	350	355,250
Tenet Healthcare Corp.
6.000%, 10/01/20 144A @	275	294,250
4.500%, 04/01/21	600	586,500
Voyage Care Bondco PLC 6.500%, 08/01/18 144A @	100	174,216
Wellcare Health Plans, Inc. 5.750%, 11/15/20	275	288,750

		6,102,818

Holding Companies — 1.2%
CeramTec Group GmbH 8.250%, 08/15/21 144A @	275	416,741
Harbinger Group, Inc.
7.875%, 07/15/19	425	466,438
7.750%, 01/15/22 144A @	200	203,500
KraussMaffei Group GmbH 8.750%, 12/15/20 144A @	250	385,799
Opal Acquisition, Inc. 8.875%, 12/15/21 144A @	350	351,750
Polish Television Holding BV PIK 11.000%, 01/15/21 144A @	200	307,906
WaveDivision Escrow LLC 8.125%, 09/01/20 144A @	75	80,250

		2,212,384

Home Builders — 0.6%
KB Home 7.000%, 12/15/21	375	403,594
Shea Homes LP 8.625%, 05/15/19	150	165,375
Standard Pacific Corp. 10.750%, 09/15/16	175	210,000
William Lyon Homes, Inc. 8.500%, 11/15/20	400	445,000

		1,223,969

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Home Furnishings — 0.1%
Tempur Sealy International, Inc. 6.875%, 12/15/20	$175	$191,406

Household Products & Wares — 0.8%
Reynolds Group Issuer, Inc.
9.000%, 04/15/19	950	1,016,500
9.875%, 08/15/19	225	251,437
5.750%, 10/15/20	100	104,750
Spectrum Brands, Inc.
6.375%, 11/15/20	100	108,250
6.625%, 11/15/22	100	108,875

		1,589,812

Housewares — 0.5%
Bormioli Rocco Holdings S.A. 10.000%, 08/01/18 144A @	475	713,282
RSI Home Products, Inc. 6.875%, 03/01/18 144A @	200	214,500

		927,782

Insurance — 0.6%
A-S Co-Issuer Subsidiary, Inc. 7.875%, 12/15/20 144A @	150	160,500
CNO Financial Group, Inc. 6.375%, 10/01/20 144A @	250	266,250
Onex USI Aquisition Corp. 7.750%, 01/15/21 144A @	225	234,562
Towergate Finance PLC
8.500%, 02/15/18 144A @	125	221,417
10.500%, 02/15/19 144A @	125	220,896

		1,103,625

Internet — 1.3%
Ancestry.Com, Inc. PIK (Cash coupon 9.625%, PIK 10.375%) 10/15/18 144A @	350	367,500
Cerved Technologies SpA 6.375%, 01/15/20 144A @	100	149,131
Equinix, Inc.
7.000%, 07/15/21	300	334,500
5.375%, 04/01/23	325	331,500
Netflix, Inc.
5.375%, 02/01/21	475	498,750
5.750%, 03/01/24 144A @	475	491,625
Pacnet Ltd. 9.000%, 12/12/18 144A @	200	213,500

		2,386,506

Investment Companies — 0.3%
Ares Capital Corp. 4.875%, 11/30/18	475	490,610

Iron & Steel — 1.8%
AK Steel Corp. 7.625%, 05/15/20	200	199,500
ArcelorMittal
10.350%, 06/01/19	275	348,219
5.750%, 08/05/20	150	159,375
6.000%, 03/01/21	275	293,219

	Par (000)	Value†

Iron & Steel — (continued)
6.750%, 02/25/22	$200	$219,500
Bluescope Steel Finance Ltd. 7.125%, 05/01/18 144A @	350	370,125
Essar Steel Algoma, Inc. 9.875%, 06/15/15 144A @	175	113,750
Ryerson, Inc.
9.000%, 10/15/17	425	458,468
11.250%, 10/15/18	650	728,000
Steel Dynamics, Inc. 6.125%, 08/15/19	150	163,125
United States Steel Corp. 6.875%, 04/01/21	275	291,500

		3,344,781

Leisure Time — 0.5%
Cirsa Funding Luxembourg S.A. 8.750%, 05/15/18 144A @	325	467,887
Easton-Bell Sports, Inc. 9.750%, 12/01/16	50	52,688
Travelport LLC 11.875%, 09/01/16	150	153,000
Travelport LLC CAP (Cap Bond. 11.375%, Cash 2.500%) 03/01/16 144A @	228	240,111

		913,686

Lodging — 1.4%
Boyd Gaming Corp. 9.000%, 07/01/20	25	27,656
Caesars Entertainment Resort Properties LLC 11.000%, 10/01/21 144A @	325	341,250
Chester Downs & Marina LLC 9.250%, 02/01/20 144A @	400	398,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 07/01/19 144A @	150	160,875
MGM Resorts International
6.750%, 10/01/20	425	471,219
6.625%, 12/15/21	450	495,000
Playa Resorts Holding BV 8.000%, 08/15/20 144A @	300	324,000
Station Casinos LLC 7.500%, 03/01/21	375	405,469

		2,623,469

Machinery — Construction & Mining — 0.5%
Blueline Rental Finance Corp. 7.000%, 02/01/19 144A @	225	237,937
Terex Corp.
6.500%, 04/01/20	125	135,938
6.000%, 05/15/21	525	561,750

		935,625

Machinery — Diversified — 0.8%
Columbus McKinnon Corp. 7.875%, 02/01/19	275	296,312
Frigoglass Finance BV 8.250%, 05/15/18 144A @	375	543,098
Gardner Denver, Inc. 6.875%, 08/15/21 144A @	325	334,750

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Machinery — Diversified — (continued)
The Manitowoc Co., Inc.
8.500%, 11/01/20	$125	$140,313
5.875%, 10/15/22	225	239,625

		1,554,098

Media — 9.2%
AMC Networks, Inc. 4.750%, 12/15/22	475	472,625
Arqiva Broadcast Finance PLC 9.500%, 03/31/20 144A @	475	902,756
Cable Communications Systems NV 7.500%, 11/01/20 144A @	400	582,749
CCO Holdings LLC
5.250%, 03/15/21	75	75,563
6.625%, 01/31/22	625	667,969
5.250%, 09/30/22	400	395,000
5.125%, 02/15/23	835	803,687
Cequel Communications Holdings I LLC
6.375%, 09/15/20 144A @	925	966,625
5.125%, 12/15/21 144A @	325	321,750
Clear Channel Communications, Inc. 9.000%, 12/15/19	850	892,500
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/20	50	53,625
7.625%, 03/15/20	75	81,000
6.500%, 11/15/22	50	53,063
6.500%, 11/15/22	450	480,937
Cogeco Cable, Inc. 4.875%, 05/01/20 144A @	150	149,250
CSC Holdings LLC 6.750%, 11/15/21	300	335,250
Dex Media, Inc. CAP (Cap Bond. 7.000% Cash 7.000% Cap) 01/29/17	370	219,462
DISH DBS Corp.
4.250%, 04/01/18	200	208,750
5.125%, 05/01/20	375	390,937
6.750%, 06/01/21	125	140,000
5.875%, 07/15/22	250	266,875
Gannett Co, Inc.
5.125%, 10/15/19 144A @	200	209,250
6.375%, 10/15/23 144A @	125	132,656
ION Media Networks, Inc. 11.000%, 07/31/15~	1	0
McGraw-Hill Global Education Holdings LLC 9.750%, 04/01/21 144A @	275	312,125
Mediacom Broadband LLC 6.375%, 04/01/23	250	265,000
MPL 2 Acquisition Canco, Inc. 9.875%, 08/15/18 144A @	200	212,000
Nara Cable Funding Ltd.
8.875%, 12/01/18 144A @	200	217,750
8.875%, 12/01/18 144A @	200	216,250
Sinclair Television Group, Inc. 6.125%, 10/01/22	300	303,750
Sirius XM Radio, Inc. 4.250%, 05/15/20 144A @	225	219,938

	Par (000)	Value†

Media — (continued)
5.750%, 08/01/21 144A @	$700	$728,000
Starz LLC 5.000%, 09/15/19	250	258,125
Townsquare Radio LLC 9.000%, 04/01/19 144A @	200	220,000
TVN Finance Corp. III AB 7.375%, 12/15/20 144A @	125	188,997
Unitymedia KabelBW GmbH 9.500%, 03/15/21 144A @	450	715,913
Univision Communications, Inc.
7.875%, 11/01/20 144A @	325	359,125
8.500%, 05/15/21 144A @	850	941,375
6.750%, 09/15/22 144A @	492	544,275
5.125%, 05/15/23 144A @	800	818,000
Videotron Ltd. 6.875%, 07/15/21 144A @	325	324,274
VTR Finance BV 6.875%, 01/15/24 144A @	750	780,000
WideOpenWest Finance LLC
10.250%, 07/15/19	300	340,500
13.375%, 10/15/19	450	527,625

		17,295,301

Metal Fabricate/Hardware — 0.2%
JMC Steel Group, Inc. 8.250%, 03/15/18 144A @	300	306,750

Mining — 0.8%
Aleris International, Inc. 7.875%, 11/01/20	225	231,750
Eldorado Gold Corp. 6.125%, 12/15/20 144A @	475	475,000
Imperial Metals Corp. 7.000%, 03/15/19 144A @	325	331,500
Magnetation LLC 11.000%, 05/15/18 144A @	250	279,375
Novelis, Inc. 8.750%, 12/15/20	175	195,562

		1,513,187

Miscellaneous Manufacturing — 0.2%
Trinseo Materials Operatiing SCA 8.750%, 02/01/19	275	295,281

Office & Business Equipment — 0.1%
CDW LLC
12.535%, 10/12/17	13	13,585
8.000%, 12/15/18	17	18,360
Magnolia S.A. 9.000%, 08/01/20 144A @	175	252,542

		284,487

Oil & Gas — 7.3%
Antero Resources Finance Corp.
6.000%, 12/01/20	700	744,625
5.375%, 11/01/21 144A @	325	329,875
Athlon Holdings LP 7.375%, 04/15/21 144A @	625	665,625
Atwood Oceanics, Inc. 6.500%, 02/01/20	150	161,250

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Bill Barrett Corp.
7.625%, 10/01/19	$650	$704,437
7.000%, 10/15/22	700	736,750
Chesapeake Energy Corp.
5.375%, 06/15/21	175	184,188
5.750%, 03/15/23	500	529,375
Concho Resources, Inc.
7.000%, 01/15/21	150	165,375
5.500%, 04/01/23	1,200	1,248,000
Exterran Partners LP 6.000%, 10/01/22 144A @	225	221,335
Forest Oil Corp. 7.250%, 06/15/19	225	197,156
Halcon Resources Corp.
9.750%, 07/15/20 144A @	150	161,250
8.875%, 05/15/21	125	129,688
Laredo Petroleum, Inc.
5.625%, 01/15/22 144A @	200	202,500
7.375%, 05/01/22	300	333,000
Parker Drilling Co. 6.750%, 07/15/22 144A @	350	360,500
Parsley Energy LLC 7.500%, 02/15/22 144A @	275	290,125
PBF Holding Co LLC 8.250%, 02/15/20	175	189,875
PDC Energy, Inc. 7.750%, 10/15/22	725	793,875
Penn Virginia Corp. 8.500%, 05/01/20	450	500,625
Petrobras Global Finance BV 4.875%, 03/17/20	675	676,487
Precision Drilling Corp.
6.625%, 11/15/20	275	294,250
6.500%, 12/15/21	75	80,250
Range Resources Corp.
5.000%, 08/15/22	100	102,000
5.000%, 03/15/23	275	278,438
Seven Generations Energy Ltd. 8.250%, 05/15/20 144A @	300	328,500
SM Energy Co.
6.625%, 02/15/19	250	267,500
6.500%, 11/15/21	150	162,000
6.500%, 01/01/23	325	346,937
5.000%, 01/15/24 144A @	500	486,250
Swift Energy Co.
8.875%, 01/15/20	225	236,250
7.875%, 03/01/22	400	400,000
Tesoro Corp. 5.125%, 04/01/24	375	373,125
Western Refining, Inc. 6.250%, 04/01/21	275	284,625
WPX Energy, Inc. 6.000%, 01/15/22	650	666,250

		13,832,291

Packaging and Containers — 1.6%
AEP Industries, Inc. 8.250%, 04/15/19	150	159,375

	Par (000)	Value†

Packaging and Containers — (continued)
ARD Finance S.A. PIK (Ist coupon is PIK, then Cash or PIK till 06/2016, then cash after) 11.125%, 06/01/18 144A @	$235	$257,909
Ardagh Packaging Finance PLC
9.250%, 10/15/20 144A @	450	691,240
7.000%, 11/15/20 144A @	300	315,750
Beverage Packaging Holdings Luxembourg II SA
5.625%, 12/15/16 144A @	225	230,625
6.000%, 06/15/17 144A @	125	129,375
BWAY Holding Co. 10.000%, 06/15/18	150	159,750
Consolidated Container Co. LLC 10.125%, 07/15/20 144A @	200	212,500
Exopack Holding Corp. 10.000%, 06/01/18 144A @	200	217,000
Graphic Packaging International, Inc. 4.750%, 04/15/21	175	175,219
Rexam PLC 6.750%, 06/29/67•	175	257,243
Tekni-Plex, Inc. 9.750%, 06/01/19 144A @	140	158,900

		2,964,886

Pharmaceuticals — 1.0%
Capsugel Finance Co. SCA 9.875%, 08/01/19 144A @	200	303,085
Capsugel S.A. PIK (Cash coupon 7.000%, PIK 7.750%) 05/15/19 144A @	200	206,000
Jll Delta Dutch Newco BV 7.500%, 02/01/22 144A @	150	154,500
Par Pharmaceutical Cos, Inc. 7.375%, 10/15/20	100	108,250
Valeant Pharmaceuticals International 6.375%, 10/15/20 144A @	500	540,000
Valeant Pharmaceuticals International Escrow Corp. 6.750%, 08/15/18 144A @	450	495,000

		1,806,835

Pipelines — 2.7%
El Paso LLC
8.250%, 02/15/16	100	107,976
6.500%, 09/15/20	25	27,432
7.750%, 01/15/32	325	347,597
Energy Transfer Equity LP 5.875%, 01/15/24	425	434,562
MarkWest Energy Partners LP 4.500%, 07/15/23	850	818,125
Niska Gas Storage Canada Finance Corp. 6.500%, 04/01/19 144A @	375	369,375
NuStar Logistics LP 6.750%, 02/01/21	250	270,313
Penn Virginia Resource Partners LP
8.250%, 04/15/18	150	156,750
8.375%, 06/01/20	305	342,363
6.500%, 05/15/21	100	106,750
Regency Energy Partners LP 5.875%, 03/01/22	250	259,375

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Pipelines — (continued)
Rockies Express Pipeline LLC
6.850%, 07/15/18 144A @	$25	$25,813
6.000%, 01/15/19 144A @	475	478,562
5.625%, 04/15/20 144A @	75	73,500
Sabine Pass Liquefaction LLC
5.625%, 04/15/23	400	398,000
Targa Resources Partners LP
5.250%, 05/01/23	50	49,500
4.250%, 11/15/23 144A @	875	811,562

		5,077,555

Real Estate — 1.2%
CBRE Services, Inc. 5.000%, 03/15/23	625	625,781
Dupont Fabros Technology LP 5.875%, 09/15/21	275	290,812
iStar Financial, Inc. 7.125%, 02/15/18	125	140,313
MPT Operating Partnership LP
6.875%, 05/01/21	225	241,875
6.375%, 02/15/22	125	133,750
Omega Healthcare Investors, Inc. 5.875%, 03/15/24	75	78,750
Realogy Group LLC 9.000%, 01/15/20 144A @	100	114,250
The Howard Hughes Corp. 6.875%, 10/01/21 144A @	625	675,000

		2,300,531

Retail — 3.2%
99 Cents Only Stores 11.000%, 12/15/19	225	255,938
AmeriGas Finance LLC 7.000%, 05/20/22	225	245,813
Building Materials Holding Corp. 9.000%, 09/15/18 144A @	350	385,875
Ferrellgas LP
6.500%, 05/01/21	275	288,062
6.750%, 01/15/22 144A @	200	208,500
Guitar Center, Inc. 6.500%, 04/15/19 144A @	375	372,656
New Look Bondco I PLC 8.375%, 05/14/18 144A @	725	775,750
PC Nextco Holdings LLC 8.750%, 08/15/19 144A @	350	361,812
Penske Automotive Group, Inc. 5.750%, 10/01/22	200	209,000
PF Chang’s China Bistro, Inc. 10.250%, 06/30/20 144A @	800	842,000
Rite Aid Corp.
6.750%, 06/15/21	475	514,187
7.700%, 02/15/27	350	379,750
rue21, Inc. 9.000%, 10/15/21 144A @	250	167,500
Sears Holdings Corp. 6.625%, 10/15/18	200	182,000
Sonic Automotive, Inc. 5.000%, 05/15/23	175	171,719
Sonic Automotive, Inc. 7.000%, 07/15/22	150	165,375

	Par (000)	Value†

Retail — (continued)
The Gymboree Corp. 9.125%, 12/01/18	$400	$338,500
The Pantry, Inc. 8.375%, 08/01/20	175	189,000

		6,053,437

Semiconductors — 0.2%
NXP BV
5.750%, 02/15/21 144A @	200	213,000
5.750%, 03/15/23 144A @	250	262,500

		475,500

Software — 3.2%
ACI Worldwide, Inc. 6.375%, 08/15/20 144A @	125	131,719
Activision Blizzard, Inc.
5.625%, 09/15/21 144A @	700	749,000
6.125%, 09/15/23 144A @	175	190,531
BCP Singapore VI Cayman Financing Co. Ltd. 8.000%, 04/15/21 144A @	200	203,000
BMC Software Finance, Inc. 8.125%, 07/15/21 144A @	350	368,375
Eagle Midco, Inc. PIK (Cash coupon 9.000%, PIK 9.750%) 06/15/18 144A @	425	446,250
Epicor Software Corp. 8.625%, 05/01/19	225	246,094
First Data Corp.
6.750%, 11/01/20 144A @	525	564,375
12.625%, 01/15/21	1,425	1,695,750
First Data Holdings, Inc. 14.500%, 09/24/19 144A @	367	344,768
Healthcare Technology Intermediate, Inc. PIK (Cash coupon 7.375%, PIK 8.125%) 09/01/18 144A @	225	229,500
Infor U.S., Inc.
11.500%, 07/15/18	100	115,750
9.375%, 04/01/19	300	337,875
InterXion Holding NV 6.000%, 07/15/20 144A @	100	148,379
MedAssets, Inc. 8.000%, 11/15/18	325	347,750

		6,119,116

Telecommunications — 11.3%
Alcatel-Lucent USA, Inc.
8.875%, 01/01/20 144A @	225	255,375
6.750%, 11/15/20 144A @	200	211,500
Altice Finco S.A.
9.875%, 12/15/20 144A @	400	456,000
9.000%, 06/15/23 144A @	325	505,945
8.125%, 01/15/24 144A @	200	215,500
B Communications Ltd. 7.375%, 02/15/21 144A @	275	288,750
CenturyLink, Inc. 5.625%, 04/01/20	725	762,156
Crown Castle International Corp. 5.250%, 01/15/23	425	431,906

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
Digicel Group Ltd.
10.500%, 04/15/18 144A @	$200	$212,000
8.250%, 09/30/20 144A @	400	427,000
7.125%, 04/01/22 144A @	250	252,813
Digicel Ltd. 6.000%, 04/15/21 144A @	200	204,500
EarthLink, Inc.
8.875%, 05/15/19	150	150,375
7.375%, 06/01/20	100	104,000
Eileme 1 AB PIK 14.250%, 08/15/20 144A @	263	275,031
Goodman Networks, Inc.
12.125%, 07/01/18	225	239,625
12.375%, 07/01/18 144A @	100	106,500
Hughes Satellite Systems Corp.
6.500%, 06/15/19	350	384,125
7.625%, 06/15/21	325	366,438
Intelsat Jackson Holdings S.A.
6.625%, 12/15/22	300	312,000
6.625%, 12/15/22 144A @	225	234,000
Intelsat Jackson Holdings SA 5.500%, 08/01/23 144A @	700	686,000
Intelsat Luxembourg S.A.
7.750%, 06/01/21	675	710,437
8.125%, 06/01/23	275	291,500
Level 3 Communications, Inc.
11.875%, 02/01/19	225	254,250
8.875%, 06/01/19	100	109,875
Level 3 Financing, Inc. 7.000%, 06/01/20	125	135,469
Matterhorn Financing & CY SCA PIK 9.000%, 04/15/19 144A @	350	500,667
Matterhorn Midco & CY SCA 7.750%, 02/15/20 144A @	325	474,603
Millicom International Cellular SA 6.625%, 10/15/21 144A @	200	211,500
Mobile Challenger Intermediate Group SA PIK 8.750%, 03/15/19 144A @	150	175,612
NII Capital Corp.
10.000%, 08/15/16	675	273,375
7.625%, 04/01/21	300	84,000
Sable International Finance Ltd. 8.750%, 02/01/20 144A @	200	225,500
Sprint Communications, Inc. 11.500%, 11/15/21	500	665,000
Sprint Corp. 7.125%, 06/15/24 144A @	2,725	2,861,250
Syniverse Holdings, Inc. 9.125%, 01/15/19	300	326,250
T-Mobile USA, Inc.
6.464%, 04/28/19	450	481,500
6.250%, 04/01/21	450	475,875
6.633%, 04/28/21	450	483,750
6.731%, 04/28/22	550	589,187
6.836%, 04/28/23	225	241,313
Telecom Italia SpA 6.375%, 06/24/19	350	626,863

	Par (000)	Value†

Telecommunications — (continued)
tw telecom Holdings, Inc.
5.375%, 10/01/22	$250	$255,000
5.375%, 10/01/22	150	153,000
UPC Holding BV
8.375%, 08/15/20 144A @	125	190,257
6.750%, 03/15/23 144A @	200	300,597
6.750%, 03/15/23 144A @	375	463,421
UPCB Finance V Ltd. 7.250%, 11/15/21 144A @	150	165,375
UPCB Finance VI Ltd. 6.875%, 01/15/22 144A @	225	245,250
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/21 144A @	200	204,750
VimpelCom Holdings BV
5.200%, 02/13/19 144A @	200	189,000
7.504%, 03/01/22 144A @	450	456,120
Vivacom 6.625%, 11/15/18 144A @	275	394,957
Wind Acquisition Finance S.A.
11.750%, 07/15/17 144A @	775	816,656
6.500%, 04/30/20 144A @	275	299,063

		21,412,761

Textiles — 0.1%
SIWF Merger Sub, Inc. 6.250%, 06/01/21 144A @	150	156,000

Transportation — 0.4%
Florida East Coast Holdings Corp. PIK 10.500%, 08/01/17	143	146,888
Florida East Coast Railway Corp. 8.125%, 02/01/17	325	339,625
gategroup Finance (Luxembourg) S.A. 6.750%, 03/01/19 144A @	100	148,801
Watco Cos. LLC 6.375%, 04/01/23 144A @	175	177,625

		812,939

TOTAL CORPORATE BONDS (Cost $158,698,153)		166,953,475

LOAN AGREEMENTS — 4.2%‡
Auto Manufacturers — 0.1%
Navistar, Inc. 5.750%, 08/17/17•	125	126,979

Chemicals — 0.1%
Univar, Inc. 5.000%, 06/30/17•	297	296,028

Commercial Services — 0.2%
Weight Watchers International, Inc. 4.000%, 04/02/20•	424	327,740

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Computers — 0.3%
Dell, Inc. 4.500%, 04/29/20	$524	$519,870

Diversified Financial Services — 0.1%
Nuveen Investments, Inc. 6.500%, 02/28/19•	200	200,250

Electric — 0.4%
Equipower Resources Holding LLC 4.250%, 12/31/19•	695	696,926

Entertainment — 0.2%
Peninsula Gaming LLC 4.250%, 11/20/17•	377	377,167

Healthcare Severvices — 0.1%
Community Health Systems, Inc. 4.250%, 01/27/21•	249	251,797

Holding Companies — 0.1%
CeramTec GmbH 4.250%, 08/30/20	99	99,409

Machinery - Diversified — 0.1%
Gardner Denver, Inc. 4.250%, 07/30/20•	174	174,047

Media — 0.4%
McGraw-Hill Global Education Holdings LLC 5.750%, 03/22/19	169	170,916
SuperMedia, Inc. PIK 11.600%, 12/30/16•	441	329,024
TWCC Holindgs Corp. 7.000%, 06/26/20•	225	218,531

		718,471

Oil & Gas — 0.6%
Chesapeake Energy Corp. 5.750%, 12/02/17•	350	357,585
Foresight Energy LLC 5.500%, 08/21/20•	274	274,823
Philadelphia Energy Solutions Refining and Marketing LLC 6.250%, 04/04/18•	424	377,074
TGGT Holdings 6.500%, 11/15/18	247	248,727

		1,258,209

Oil & Gas Services — 0.1%
Murray Energy Corp. 5.250%, 12/05/19	175	176,312

Real Estate Investment Trusts — 0.4%
Citycenter Holdings LLC 5.000%, 10/16/20•	723	728,387

Retail — 0.6%
JC Penney Corp. 6.000%, 05/22/18	596	592,028
PF Chang’s China Bistro, Inc. 4.250%, 06/22/19•	482	483,050

	Par (000)	Value†

Retail — (continued)
The Gymboree Corp. 5.000%, 02/23/18•	$200	$179,528

		1,254,606

Telecommunications — 0.4%
Alcatel-Lucent USA, Inc. 4.500%, 01/30/19•	198	198,333
Asurion LLC 8.500%, 03/03/21	550	567,188

		765,521

TOTAL LOAN AGREEMENTS‡ (Cost $8,057,004)		7,971,719

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 5.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	204,839	204,839
T. Rowe Price Reserve Investment Fund	10,025,621	10,025,621

TOTAL SHORT-TERM INVESTMENTS (Cost $10,230,460)		10,230,460

TOTAL INVESTMENTS — 100.0% (Cost $180,268,039)(a)		$188,868,137

‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2014. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at March 31, 2014 is $269,196.
•	Variable Rate Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2014 is $24,557.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

High Yield Bond Fund

(a)	At March 31, 2014, the cost for Federal income tax purposes was $180,400,699. Net unrealized appreciation was $8,467,438. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $9,586,345 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,118,907.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

OJSC — Open Joint Stock Company

PIK — Payment in Kind Security.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

Country Weightings as of 03/31/2014††
United States	77%
Luxembourg	7
Canada	3
Netherlands	3
United Kingdom	3
Germany	1
Ireland	1
Other	5

Total	100%

††	% of total investments as of March 31, 2014

Penn Series Funds, Inc.

High Yield Bond Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
TOTAL COMMON STOCKS	$1,699,576	$1,675,019	$—	$24,557
REAL ESTATE INVESTMENT TRUSTS	112,571	112,571	—	—
PREFERRED STOCKS
Banks	716,245	222,495	493,750	—
Sovereign Agency	244,184	244,184	—	—
Packaging and Containers	—	—	—	—
Telecommunications	248,405	248,405	—	—
ASSET BACKED SECURITIES	691,502	—	691,502	—
CORPORATE BONDS	166,953,475	—	166,953,475	—
LOAN AGREEMENTS	7,971,719	—	7,971,719	—
SHORT-TERM INVESTMENTS	10,230,460	10,230,460	—	—

TOTAL INVESTMENTS	$188,868,137	$12,733,134	$176,110,446	$24,557

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
AGENCY OBLIGATION — 0.2%
Banks — 0.2%
KFW 0.500%, 04/19/16 (Cost $6,644,039)	$6,658	$6,655,337

ASSET BACKED SECURITIES — 0.6%
Ally Master Owner Trust 0.855%, 06/15/17•	8,755	8,792,410
Continental Airlines 2009-2 Class A, Pass Through Trust 7.250%, 11/10/19	677	792,538
Continental Airlines 2012-1 Class A, Pass Through Trust 4.150%, 04/11/24	2,156	2,204,115
Continental Airlines 2012-1 Class B, Pass Through Trust 6.250%, 04/11/20	441	471,232
Ford Credit Auto Owner Trust 2012 0.580%, 12/15/16	1,953	1,956,032
Hawaiian Airlines 2013-1 Class A, Pass Through Certificates 3.900%, 01/15/26	1,815	1,749,206
Honda Auto Receivables Owner Trust 0.560%, 05/15/16	1,941	1,943,208

TOTAL ASSET BACKED SECURITIES (Cost $17,771,626)		17,908,741

	Number of Shares	Value†
COMMON STOCKS — 63.6%
Aerospace & Defense — 3.6%
The Boeing Co.	166,300	20,868,987
United Technologies Corp.	684,900	80,023,716

		100,892,703

Agriculture — 1.4%
Philip Morris International, Inc.	493,600	40,411,032

Auto Parts & Equipment — 3.0%
Delphi Automotive PLC	453,200	30,754,152
Johnson Controls, Inc.	471,800	22,325,576
TRW Automotive Holdings Corp.*	358,200	29,236,284

		82,316,012

Banks — 4.3%
JPMorgan Chase & Co.	508,600	30,877,106
M&T Bank Corp.	59,300	7,193,090
State Street Corp.	756,700	52,628,485
The PNC Financial Services Group, Inc.	115,000	10,005,000
U.S. Bancorp	439,000	18,815,540

		119,519,221

Beverages — 1.2%
PepsiCo, Inc.	400,500	33,441,750

Chemicals — 0.4%
Airgas, Inc.	65,800	7,008,358
Cytec Industries, Inc.	36,000	3,513,960

		10,522,318

	Number of Shares	Value†

Commercial Services — 1.5%
Iron Mountain, Inc.	580,400	$16,001,628
Tyco International Ltd.	582,400	24,693,760

		40,695,388

Computers — 1.2%
International Business Machines Corp.	104,500	20,115,205
Seagate Technology PLC	103,800	5,829,408
Western Digital Corp.	78,200	7,180,324

		33,124,937

Cosmetics & Personal Care — 1.2%
Avon Products, Inc.	302,900	4,434,456
The Procter & Gamble Co.	362,982	29,256,349

		33,690,805

Diversified Financial Services — 3.0%
Invesco Ltd.	685,408	25,360,096
TD Ameritrade Holding Corp.	1,718,300	58,336,285

		83,696,381

Electric — 5.6%
Edison International	249,400	14,118,534
Entergy Corp.	451,900	30,209,515
PG&E Corp.	1,393,600	60,203,520
Xcel Energy, Inc.	1,681,900	51,062,484

		155,594,053

Electronics — 1.9%
TE Connectivity Ltd.	187,725	11,302,922
Thermo Fisher Scientific, Inc.	335,500	40,340,520

		51,643,442

Food — 3.0%
General Mills, Inc.	416,228	21,568,935
Mondelez International, Inc., Class A	816,700	28,216,985
Nestle S.A.	445,610	33,544,874

		83,330,794

Healthcare Products — 0.8%
DENTSPLY International, Inc.	228,900	10,538,556
Henry Schein, Inc.*	99,878	11,922,437

		22,460,993

Healthcare Services — 3.3%
DaVita HealthCare Partners, Inc.*	189,500	13,047,075
Humana, Inc.	62,300	7,022,456
UnitedHealth Group, Inc.	890,000	72,971,100

		93,040,631

Insurance — 3.4%
Marsh & McLennan Cos., Inc.	1,435,000	70,745,500
XL Group PLC	806,435	25,201,094

		95,946,594

Internet — 1.2%
Google, Inc., Class A*	30,500	33,992,555

Machinery — Diversified — 0.4%
Roper Industries, Inc.	88,900	11,869,039

Media — 1.5%
Liberty Global PLC, Class A*	112,300	4,671,680
Liberty Global PLC, Series C*	201,100	8,186,781

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Flexibly Managed Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
Twenty-First Century Fox, Inc., Class A	93,700	$2,995,589
Twenty-First Century Fox, Inc. Class B	808,700	25,166,744

		41,020,794

Miscellaneous Manufacturing — 3.4%
Danaher Corp.	1,262,078	94,655,850

Oil & Gas — 2.2%
Anadarko Petroleum Corp.	88,500	7,501,260
Apache Corp.	260,900	21,641,655
Concho Resources, Inc.*	72,000	8,820,000
Pioneer Natural Resources Co.	54,100	10,124,274
Range Resources Corp.	156,897	13,017,744
WPX Energy, Inc.*	52,300	942,969

		62,047,902

Pharmaceuticals — 4.3%
Allergan, Inc.	349,800	43,410,180
Perrigo Co. PLC	71,200	11,011,792
Pfizer, Inc.	1,395,343	44,818,417
Zoetis, Inc.	736,586	21,316,799

		120,557,188

Retail — 5.3%
AutoZone, Inc.*	117,600	63,162,960
CVS Caremark Corp.	76,200	5,704,332
Dollar Tree, Inc.*	517,700	27,013,586
L Brands, Inc.	44,000	2,497,880
Lowe’s Cos., Inc.	383,600	18,758,040
O’Reilly Automotive, Inc.*	208,400	30,924,476

		148,061,274

Semiconductors — 2.2%
NXP Semiconductors N.V.*	405,000	23,818,050
Texas Instruments, Inc.	825,900	38,941,185

		62,759,235

Software — 2.2%
Fiserv, Inc.*	1,069,400	60,624,286

Telecommunications — 2.1%
Crown Castle International Corp.	582,600	42,984,228
SBA Communications Corp., Class A*	165,900	15,090,264

		58,074,492

TOTAL COMMON STOCKS (Cost $1,300,611,555)		1,773,989,669

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 1.7%
Diversified — 1.4%
American Tower Corp.	460,597	37,709,076

Regional Malls — 0.3%
Simon Property Group, Inc.	51,800	8,495,200

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $41,377,720)		46,204,276

	Number of Shares	Value†
PREFERRED STOCKS — 0.4%
Banks — 0.2%
U.S. Bancorp Series F	71,000	$2,016,400
U.S. Bancorp Series G	90,000	2,470,500

		4,486,900

Electric — 0.2%
SCE Trust I	83,775	1,905,043
SCE Trust II	14,730	302,849
SCE Trust III*	150,165	3,844,224

		6,052,116

TOTAL PREFERRED STOCKS (Cost $10,161,226)		10,539,016

	Par (000)	Value†
CORPORATE BONDS — 15.9%
Advertising — 0.1%
Lamar Media Corp.
7.875%, 04/15/18	$525	547,313
5.875%, 02/01/22	900	954,000
5.000%, 05/01/23	850	850,000

		2,351,313

Aerospace & Defense — 0.2%
United Technologies Corp. 0.736%, 06/01/15•	4,725	4,750,345

Airlines — 0.4%
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	775	887,349
Continental Airlines, Inc. 6.750%, 09/15/15 144A @	890	907,800
Delta Air Lines 2009-1, Class A Pass Through Trust 7.750%, 12/17/19	590	690,500
Delta Air Lines 2011-1, Class A Pass Through Trust 5.300%, 04/15/19	545	602,643
United Airlines, Inc. 4.500%, 01/15/15	1,879	4,464,974
US Airways 2010-1 Class A, Pass Through Trust 6.250%, 04/22/23	2,071	2,340,627
US Airways 2010-1 Class B, Pass Through Trust 8.500%, 04/22/17^	262	287,459
US Airways 2012-2 Class A, Pass Through Trust 4.625%, 06/03/25	294	307,585
US Airways 2012-2 Class B, Pass Through Trust 6.750%, 06/03/21	543	587,659
US Airways 2013-1 Class A, Pass Through Trust 3.950%, 11/15/25	5	5,056

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
US Airways 2013-1 Class B, Pass Through Trust 5.375%, 11/15/21	$5	$5,081

		11,086,733

Auto Manufacturers — 0.1%
Daimler Finance North America LLC 1.098%, 08/01/18 144A @,^,•	1,525	1,541,229

Auto Parts & Equipment — 0.4%
Delphi Corp.
6.125%, 05/15/21	3,125	3,476,563
5.000%, 02/15/23	3,450	3,657,000
Schaeffler Finance BV
7.750%, 02/15/17 144A @	1,250	1,418,750
8.500%, 02/15/19 144A @	1,425	1,590,656
TRW Automotive, Inc. 4.500%, 03/01/21 144A @,^	1,000	1,027,500

		11,170,469

Banks — 0.0%
CIT Group, Inc. 5.250%, 04/01/14 144A @,^	475	475,000
Regions Bank 7.500%, 05/15/18	90	106,217
Synovus Financial Corp. 5.125%, 06/15/17	105	109,988

		691,205

Beverages — 0.3%
Heineken NV 0.800%, 10/01/15 144A @,^	1,515	1,517,247
SABMiller Holdings, Inc.
0.928%, 08/01/18 144A @,^,•	3,455	3,481,565
2.200%, 08/01/18 144A @,^	3,000	2,996,079

		7,994,891

Cosmetics & Personal Care — 0.3%
The Procter & Gamble Co. 3.100%, 08/15/23	9,700	9,579,681

Diversified Financial Services — 2.8%
American Honda Finance Corp.
0.364%, 04/08/14 144A @,•,^	900	900,026
0.337%, 11/13/14 144A @,•,^	1,350	1,350,880
Caterpillar Financial Services Corp.
0.700%, 11/06/15	1,585	1,589,262
1.250%, 11/06/17	2,345	2,327,101
E*TRADE Financial Corp.
6.750%, 06/01/16	7,250	7,848,125
6.000%, 11/15/17	7,300	7,674,125
6.375%, 11/15/19	4,650	5,056,875
Ford Motor Credit Co. LLC
8.000%, 06/01/14	2,100	2,125,599
3.875%, 01/15/15	4,530	4,638,154
2.750%, 05/15/15	2,300	2,346,897
2.500%, 01/15/16	2,190	2,248,688
1.487%, 05/09/16•	3,755	3,817,754
4.250%, 02/03/17	1,340	1,438,774

	Par (000)	Value†

Diversified Financial Services — (continued)
6.625%, 08/15/17	$1,675	$1,934,911
5.000%, 05/15/18	1,800	1,986,712
2.375%, 03/12/19	4,275	4,242,104
International Lease Finance Corp. 2.183%, 06/15/16•	2,905	2,926,787
John Deere Capital Corp.
0.339%, 10/08/14•	3,845	3,847,276
0.312%, 01/12/15•	4,475	4,477,824
0.700%, 09/04/15	1,800	1,806,102
Legg Mason, Inc. 5.500%, 05/21/19	4,160	4,594,633
PACCAR Financial Corp.
0.365%, 05/05/15•	1,085	1,086,298
0.507%, 02/08/16•	480	481,263
0.750%, 05/16/16	900	900,375
Toyota Motor Credit Corp.
0.316%, 08/22/14•	2,100	2,100,405
0.407%, 01/23/15•	2,305	2,307,681
0.385%, 03/10/15•	2,250	2,252,729

		78,307,360

Electric — 0.3%
Calpine Corp. 7.500%, 02/15/21 144A @,	1,035	1,130,737
CMS Energy Corp.
6.550%, 07/17/17	895	1,027,699
8.750%, 06/15/19	415	532,727
NSTAR Electric Co. 0.476%, 05/17/16•	1,950	1,946,798
Otter Tail Corp. 9.000%, 12/15/16^	890	1,050,200
Xcel Energy, Inc. 0.750%, 05/09/16	2,160	2,154,164

		7,842,325

Entertainment — 0.2%
Cedar Fair LP
9.125%, 08/01/18	2,550	2,722,890
5.250%, 03/15/21	1,425	1,442,812

		4,165,702

Food — 0.2%
B&G Foods, Inc. 4.625%, 06/01/21	1,525	1,507,844
Campbell Soup Co. 0.538%, 08/01/14•	2,630	2,632,170
General Mills, Inc.
0.536%, 01/29/16•	1,975	1,976,892
0.875%, 01/29/16	820	820,663

		6,937,569

Healthcare Products — 0.1%
Baxter International, Inc. 0.406%, 12/11/14•	2,715	2,717,992

Healthcare Services — 0.0%
Fresenius Medical Care U.S. Finance II, Inc.
5.625%, 07/31/19 144A @	750	808,125

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Services — (continued)
5.875%, 01/31/22 144A @	$425	$451,563

		1,259,688

Machinery — Diversified — 0.3%
CNH Capital LLC
3.875%, 11/01/15	1,400	1,438,500
6.250%, 11/01/16	2,650	2,905,062
3.625%, 04/15/18	3,150	3,205,125
Xylem, Inc.
3.550%, 09/20/16	950	1,001,424
4.875%, 10/01/21	415	441,786

		8,991,897

Media — 1.0%
CCO Holdings LLC 7.250%, 10/30/17	850	899,938
Unitymedia Hessen GmbH & Co. KG
7.500%, 03/15/19 144A @,^	5,450	5,913,250
7.500%, 03/15/19 144A @,^	860	1,285,492
5.500%, 01/15/23 144A @,^	3,400	3,468,000
Univision Communications, Inc.
6.875%, 05/15/19 144A @,^	4,125	4,434,375
7.875%, 11/01/20 144A @	1,600	1,768,000
6.750%, 09/15/22 144A @	6,294	6,962,737
5.125%, 05/15/23 144A @	2,050	2,096,125

		26,827,917

Miscellaneous Manufacturing — 0.0%
Actuant Corp. 5.625%, 06/15/22	125	130,313

Oil & Gas — 2.6%
Antero Resources Finance Corp.
7.250%, 08/01/19	226	241,255
6.000%, 12/01/20	2,125	2,260,469
5.375%, 11/01/21 144A@	4,875	4,948,125
Concho Resources, Inc.
7.000%, 01/15/21	2,875	3,169,687
6.500%, 01/15/22	1,425	1,553,250
5.500%, 10/01/22	2,425	2,528,063
5.500%, 04/01/23	5,600	5,824,000
EQT Corp.
6.500%, 04/01/18	1,620	1,818,868
8.125%, 06/01/19	1,754	2,140,231
4.875%, 11/15/21	8,005	8,463,678
Laredo Petroleum, Inc.
9.500%, 02/15/19	1,750	1,931,563
7.375%, 05/01/22	500	555,000
5.625%, 01/15/22 144A @	2,225	2,252,813
Range Resources Corp.
8.000%, 05/15/19	3,150	3,295,687
6.750%, 08/01/20	1,575	1,701,000
5.750%, 06/01/21	7,350	7,873,687
5.000%, 08/15/22	10,275	10,480,500
5.000%, 03/15/23	10,000	10,125,000

	Par (000)	Value†

Oil & Gas — (continued)
SM Energy Co. 6.500%, 01/01/23	$1,200	$1,281,000

		72,443,876

Packaging and Containers — 0.1%
Rexam PLC 6.750%, 06/29/67•	1,700	2,498,932

Pharmaceuticals — 0.0%
Zoetis, Inc.
1.150%, 02/01/16	795	798,159
1.875%, 02/01/18	525	521,408

		1,319,567

Pipelines — 1.6%
Energy Transfer Partners LP
4.150%, 10/01/20	1,925	1,986,531
4.900%, 02/01/24	2,465	2,565,456
MarkWest Energy Partners LP
6.750%, 11/01/20	1,100	1,190,750
6.500%, 08/15/21	4,675	5,049,000
6.250%, 06/15/22	7,425	8,019,000
5.500%, 02/15/23	10,035	10,310,962
4.500%, 07/15/23	9,275	8,927,187
ONEOK Partners LP 2.000%, 10/01/17	830	833,665
Spectra Energy Partners LP 4.750%, 03/15/24	2,555	2,692,227
Targa Resources Partners LP
5.250%, 05/01/23	150	148,500
4.250%, 11/15/23 144A @	3,325	3,083,938

		44,807,216

Real Estate — 0.1%
CBRE Services, Inc.
6.625%, 10/15/20	1,675	1,788,063
5.000%, 03/15/23	900	901,125

		2,689,188

Real Estate Investment Trusts — 0.2%
American Tower Corp.
4.625%, 04/01/15	200	207,196
3.500%, 01/31/23	925	874,717
5.000%, 02/15/24	1,535	1,598,709
Host Hotels & Resorts LP 5.875%, 06/15/19	1,800	1,949,992

		4,630,614

Retail — 1.0%
AmeriGas Finance LLC
6.250%, 08/20/19	600	645,000
6.750%, 05/20/20	675	730,688
7.000%, 05/20/22	1,525	1,666,063
Dollar General Corp.
4.125%, 07/15/17	805	860,965
1.875%, 04/15/18	2,390	2,348,223
L Brands, Inc.
6.900%, 07/15/17	1,400	1,601,250
8.500%, 06/15/19	900	1,089,000
7.000%, 05/01/20	900	1,026,000

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
6.625%, 04/01/21	$1,925	$2,163,219
5.625%, 02/15/22	1,625	1,716,406
5.625%, 10/15/23	5,775	5,991,562
Rite Aid Corp. 8.000%, 08/15/20	3,700	4,107,000
Suburban Propane Partners LP
7.500%, 10/01/18	1,675	1,779,687
7.375%, 03/15/20	1,225	1,310,750
7.375%, 08/01/21	750	826,875

		27,862,688

Semiconductors — 0.5%
NXP BV
3.750%, 06/01/18 144A @,^	1,750	1,758,750
5.750%, 02/15/21 144A @	3,625	3,860,625
5.750%, 03/15/23 144A @	6,775	7,113,750
Xilinx, Inc. 3.000%, 03/15/21	2,600	2,578,295

		15,311,420

Telecommunications — 2.8%
Crown Castle International Corp.
7.125%, 11/01/19	4,165	4,430,519
5.250%, 01/15/23	2,250	2,286,563
Intelsat Jackson Holdings SA
7.250%, 04/01/19	2,175	2,338,125
8.500%, 11/01/19	3,000	3,217,500
7.250%, 10/15/20	12,105	13,133,925
7.500%, 04/01/21	1,350	1,481,625
5.500%, 08/01/23 144A @	4,840	4,743,200
Matterhorn Mobile SA
5.393%, 05/15/19 144A @,•	250	285,617
6.750%, 05/15/19 144A @	930	1,133,526
SBA Communications Corp. 5.625%, 10/01/19	950	995,125
SBA Telecommunications, Inc.
8.250%, 08/15/19	133	141,146
5.750%, 07/15/20	875	916,563
Sprint Capital Corp. 6.900%, 05/01/19	300	329,250
Sprint Communications, Inc.
9.000%, 11/15/18 144A @	6,790	8,300,775
11.500%, 11/15/21	450	598,500
Telesat Canada 6.000%, 05/15/17 144A @,^	2,595	2,685,825
UPC Holding BV 9.875%, 04/15/18 144A @	2,600	2,739,750
UPCB Finance III Ltd. 6.625%, 07/01/20 144A @	8,295	8,875,650
UPCB Finance V Ltd. 7.250%, 11/15/21 144A @	7,605	8,384,512
UPCB Finance VI Ltd. 6.875%, 01/15/22 144A @	6,675	7,275,750
Verizon Communications, Inc. 0.435%, 03/06/15 144A @•,^	4,450	4,449,960

		78,743,406

	Par (000)	Value†

Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.850%, 09/01/23	$7,075	$7,170,944
3.750%, 04/01/24	635	636,835

		7,807,779

TOTAL CORPORATE BONDS (Cost $431,291,875)		444,461,315

LOAN AGREEMENTS — 5.7%‡
Diversified Financial Services — 0.3%
Hilton Worldwide Finance LLC 3.750%, 10/26/20•	5,342	5,348,302
Terra-Gen Finance Co., LLC 6.500%, 06/22/17•^	2,265	2,270,164

		7,618,466

Entertainment — 0.2%
Kasima LLC 3.250%, 05/17/21•	775	769,187
Peninsula Gaming LLC 4.250%, 11/20/17•	0	3,583,084

		4,352,271

Food — 1.9%
H.J. Heinz Co. 3.500%, 06/05/20•	42,802	42,971,057
Pinnacle Foods Finance LLC
3.250%, 04/29/20•	4,861	4,834,260
3.250%, 04/29/20•	3,831	3,806,808

		51,612,125

Healthcare Services — 0.1%
DaVita, Inc. 4.000%, 11/01/19•	1,308	1,313,815
HCA, Inc. 2.900%, 03/31/17•	1,144	1,143,255

		2,457,070

Holding Companies — 0.9%
Intelsat Jackson Holdings 3.750%, 06/30/19	26,346	26,387,446

Media — 0.3%
CCO Holdings LLC 2.650%, 09/06/14•	500	498,905
Cequel Communications LLC 3.500%, 02/14/19•	4,562	4,559,639
Charter Communications Operating LLC
3.000%, 07/01/20•	2,109	2,089,554
3.000%, 12/31/20•	1,472	1,457,909

		8,606,007

Retail — 0.2%
Rite Aid Corp. 0.000%, 02/21/20	375	375,206
Wendy’s International, Inc. 3.250%, 05/15/19•	5,558	5,533,712

		5,908,918

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Telecommunications — 1.8%
Crown Castle Operating Co. 3.250%, 01/31/21•	$25,298	$25,202,781
Telesat Canada
0.000%, 03/28/17•	763	763,125
0.000%, 03/28/19^,•	3,713	3,710,198
3.500%, 03/28/19•	5,474	5,453,452
UPC Financing Partnership 3.250%, 06/30/21•	16,800	16,748,928

		51,878,484

TOTAL LOAN AGREEMENTS (Cost $158,929,957)		158,820,787

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Note
2.500%, 08/15/23	53,875	53,104,749
2.750%, 11/15/23	101,575	102,035,236

TOTAL U.S. TREASURY OBLIGATIONS (Cost $151,654,167)		155,139,985

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 6.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	10,202,634	10,202,634
T. Rowe Price Reserve Investment Fund	165,585,262	165,585,262

TOTAL SHORT-TERM INVESTMENTS (Cost $175,787,896)		175,787,896

TOTAL INVESTMENTS — 100.0% (Cost $2,294,200,618)(a)		$2,789,507,022

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
Apache, $100.00, 01/17/15	(280)	$(33,880)
Apache, $105.00, 01/17/15	(140)	(9,240)
Apache, $95.00, 01/17/15	(114)	(23,712)
Apache, $97.50, 01/17/15	(140)	(21,560)
Autozone, $570.00 01/17/15	(6)	(14,340)
Autozone, $570.00, 09/20/14	(6)	(8,820)
Autozone, $600.00, 01/17/15	(6)	(8,940)
Autozone, $600.00, 02/20/14	(6)	(4,080)
Boeing, $135.00, 01/17/15	(107)	(60,455)
Boeing, $135.00, 01/17/15	(203)	(31,465)
Boeing, $140.00, 01/17/15	(107)	(45,475)
Boeing, $140.00, 08/16/14	(107)	(30,388)
Boeing, $145.00, 01/17/15	(204)	(59,976)
Boeing, $155.00, 01/17/15	(203)	(45,066)
Boeing, $77.00, 08/16/14	(107)	(18,725)
CVS, $77.50, 08/16/14	(95)	(19,950)
CVS, $80.00, 01/18/15	(95)	(34,200)
CVS, $80.00, 01/18/15	(95)	(26,600)
CVS, $80.00, 08/16/14	(95)	(11,970)
Danaher Corp., $80.00, 01/17/15	(91)	(28,210)

	Number of Contracts	Value†

Call Options — (continued)
Danaher Corp., $80.00, 09/20/14	(91)	$(15,925)
Danaher Corp., $82.50, 06/21/14	(310)	(9,300)
Danaher Corp., $85.00, 01/17/15	(91)	(15,015)
Danaher Corp., $85.00, 09/20/14	(91)	(5,915)
Danaher Corp., $90.00, 01/17/15	(310)	(24,800)
Dlph, $67.50, 08/16/14	(53)	(21,730)
Dlph, $70.00, 01/17/15	(53)	(23,320)
Dlph, $70.00, 08/16/14	(53)	(14,310)
Dlph, $75.00, 01/17/15	(53)	(13,780)
Etr $70.00, 01/17/15	(626)	(90,770)
Google, $1250.00, 01/17/15	(87)	(436,740)
Google, $1260.00, 01/15/15	(58)	(267,380)
Google, $1280.00, 01/17/15	(6)	(24,240)
Google, $1280.00, 09/20/14	(6)	(17,940)
Google, $1300.00, 01/17/15	(58)	(223,300)
Google, $1330.00, 01/17/15	(6)	(21,336)
Google, $1330.00, 09/20/14	(6)	(9,840)
IBM, $185.00, 01/17/15	(522)	(835,200)
IBM, $190.00, 01/17/15	(523)	(674,670)
JPM, $60.00, 01/17/15	(115)	(48,875)
JPM, $60.00, 09/20/14	(115)	(36,225)
JPM, $65.00, 01/17/15	(115)	(24,610)
JPM, $65.00, 01/17/15	(924)	(197,736)
JPM, $65.00, 09/20/14	(115)	(13,225)
JPM, $67.50, 01/17/15	(924)	(143,220)
JPM, $70.00, 01/17/15	(1,854)	(183,546)
JPM, $70.00, 01/17/15	(924)	(91,476)
L Brands, $57.50, 05/17/14	(220)	(30,800)
L Brands, $60.00, 05/17/14	(220)	(13,200)
Lowe’s, $52.50, 01/17/15	(69)	(15,594)
Lowe’s, $52.50, 10/18/14	(69)	(11,109)
Lowe’s, $55.00, 10/18/14	(69)	(6,693)
Lowes, $55.00, 01/17/15	(834)	(127,602)
MMC, $50.00, 07/19/15	(142)	(16,330)
MMC, $50.00, 10/18/14	(142)	(24,708)
NXPI, $60.00, 01/17/15	(180)	(117,000)
NXPI, $60.00, 10/18/14	(180)	(93,600)
NXPI, $65.00, 01/17/15	(180)	(81,000)
NXPI, $65.00, 10/18/14	(180)	(61,200)
Orly, $155.00, 01/17/15	(23)	(20,240)
Orly, $155.00, 08/16/14	(23)	(12,190)
Orly, $165.00, 01/17/15	(23)	(12,650)
Orly, $165.00, 08/16/14	(23)	(5,865)
PG&E Corp., $90.00, 01/17/15	(853)	(71,652)
Phillip Morris, $85.00, 01/17/15	(1,288)	(283,360)
Phillip Morris, $87.50, 01/17/15	(1,000)	(150,000)
Phillip Morris, $90.00, 01/17/15	(324)	(32,076)
Phillip Morris, $92.50, 01/17/15	(163)	(8,802)
Phillip Morris, $95.00, 01/17/15	(219)	(6,132)
Phillip Morris, $97.50, 01/17/15	(591)	(10,047)
PNC, $87.50, 01/17/15	(83)	(32,370)
PNC, $90.00, 01/17/15	(83)	(41,500)
PNC, $90.00, 08/16/14	(83)	(26,145)
PNC, $90.00, 08/16/14	(83)	(18,260)
Proctor & Gamble Co., $85.00, 01/17/15	(520)	(102,960)
Proctor & Gamble Co., $92.50, 01/17/15	(210)	(12,600)

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Flexibly Managed Fund

	Number of Contracts	Value†
WRITTEN OPTIONS — (continued)
Call Options — (continued)
Proctor & Gamble Co., $95.00, 01/17/15	(210)	$(7,350)
Proctor & Gamble, Corp. $85.00, 01/17/15	(1,286)	(254,628)
SPG, $165.00, 01/17/15	(109)	(80,660)
SPG, $170 .00, 01/17/15	(192)	(105,600)
SPG, $175.00, 01/17/15	(109)	(44,690)
SPG, $180.00, 01/17/15	(108)	(29,052)
STT, $70.00, 01/17/15	(104)	(54,080)
STT, $70.00, 08/16/14	(104)	(35,360)
STT, $72.50, 01/17/15	(104)	(42,640)
STT, $72.50, 08/16/14	(104)	(24,856)
TEL U.S., $65.00, 07/19/14	(118)	(7,670)
TEL U.S., $65.00, 10/18/14	(118)	(19,470)
TMO, $135.00, 01/17/15	(55)	(24,750)
TMO, $135.00, 09/20/14	(55)	(13,200)
TMO, $140.00, 01/17/15	(55)	(18,700)
TMO, $140.00, 09/20/14	(55)	(8,525)
TRW Automotive Holdings Corp., $90.00, 07/19/14	(42)	(5,250)
TRW Automotive Holdings Corp., $90.00, 10/18/14	(42)	(10,500)
TRW Automotive Holdings Corp., $95.00, 07/19/14	(42)	(1,890)
TRW Automotive Holdings Corp., $95.00, 10/18/14	(42)	(5,880)
TXN, $45.00, 01/17/15	(2,511)	(954,180)
TXN, $48.00, 10/18/14	(153)	(33,660)
TXN, $50.00, 01/17/15	(306)	(57,834)
TXN, $50.00, 10/18/14	(153)	(20,808)
United Technologies Corp., $120 .00, 01/17/15	(594)	(311,850)
United Technologies Corp., $125.00, 01/17/15	(594)	(201,960)
United Technologies Corp., $125.00, 01/17/15	(59)	(20,060)
United Technologies Corp., $125.00, 08/16/14	(59)	(8,142)
United Technologies Corp., $130.00, 01/17/15	(59)	(11,623)
United Technologies Corp., $130.00, 08/16/14	(59)	(2,950)
UnitedHealth Group, $82.50, 01/17/15	(177)	(107,085)
UnitedHealth Group, $82.50, 09/20/14	(177)	(73,455)
UnitedHealth Group, $85.00, 01/17/15	(483)	(226,527)
UnitedHealth Group, $85.00, 09/20/14	(177)	(54,870)
UnitedHealth Group, $90.00, 01/17/15	(543)	(163,986)
USB, $42.00, 01/17/15	(1,665)	(454,545)
USB, $45.00, 01/17/15	(1,623)	(215,859)
USB, $45.00, 01/17/15	(1,090)	(144,970)
Xray, $50.00, 07/19/14	(150)	(9,000)
Xray, $50.00, 10/18/14	(150)	(22,800)

TOTAL WRITTEN OPTIONS (Premiums $(8,940,322))		(9,358,076)

†	See Security Valuation Note.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
^	Illiquid security. The total market value of illiquid securities at March 31, 2014 is $44,257,603.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2014. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $2,299,324,225. Net unrealized appreciation was $490,182,797. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $497,774,389 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,591,592.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Flexibly Managed Fund

Country Weightings as of 03/31/2014††
United States	91%
Bermuda	2
Netherlands	2
Cayman Islands	1
Luxembourg	1
Switzerland	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of March 31, 2014

Penn Series Funds, Inc.

Flexibly Managed Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$1,773,989,669	$1,773,989,669	$—	$—
REAL ESTATE INVESTMENT TRUSTS	46,204,276	46,204,276	—	—
PREFERRED STOCKS	10,539,016	10,539,016	—	—
U.S. TREASURY OBLIGATIONS	155,139,985	—	155,139,985	—
AGENCY OBLIGATION	6,655,337	—	6,655,337	—
ASSET BACKED SECURITIES	17,908,741	—	17,908,741	—
CORPORATE BONDS	444,461,315	—	444,461,315	—
LOAN AGREE- MENTS	158,820,787	—	158,820,787	—
SHORT-TERM INVEST- MENTS	175,787,896	175,787,896	—	—

TOTAL INVEST- MENTS	$2,789,507,022	$2,006,520,857	$782,986,165	$—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(9,358,076)	$(806,700)	$(8,551,376)	$—

TOTAL LIABILITIES	$(9,358,076)	$(806,700)	$(8,551,376)	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Balanced Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Index 500 Fund* (Cost $23,697,104)	3,301,801	$47,380,842

AFFILIATED FIXED INCOME FUNDS — 39.9%
Penn Series Quality Bond Fund* (Cost $27,110,208)	2,433,531	31,587,228

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $206,900)	206,900	206,900

TOTAL INVESTMENTS — 100.0% (Cost $51,014,212)(a)		$79,174,970

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $54,888,656. Net unrealized appreciation was $24,286,314. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $28,160,758 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,874,444.

Penn Series Funds, Inc.

Balanced Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$47,380,842	$47,380,842	$—	$—
AFFILIATED FIXED INCOME FUNDS	31,587,228	31,587,228	—	—
SHORT-TERM INVESTMENTS	206,900	206,900	—	—

TOTAL INVEST- MENTS	$79,174,970	$79,174,970	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
COMMON STOCKS — 96.8%
Aerospace & Defense — 2.4%
The Boeing Co.	30,400	$3,814,896
United Technologies Corp.	22,200	2,593,848

		6,408,744

Airlines — 1.7%
American Airlines Group, Inc.*	56,700	2,075,220
Delta Air Lines, Inc.	28,400	984,060
United Continental Holdings, Inc.*	30,300	1,352,289

		4,411,569

Apparel — 1.5%
Hanesbrands, Inc.	4,600	351,808
NIKE, Inc., Class B	18,800	1,388,568
Prada S.p.A.	44,900	351,374
Under Armour, Inc., Class A*	16,000	1,834,240

		3,925,990

Auto Manufacturers — 0.5%
Tesla Motors, Inc.*	6,700	1,396,615

Auto Parts & Equipment — 0.8%
Delphi Automotive PLC	29,200	1,981,512

Banks — 0.5%
State Street Corp.	17,000	1,182,350

Beverages — 1.0%
PepsiCo, Inc.	32,800	2,738,800

Biotechnology — 7.7%
Alexion Pharmaceuticals, Inc. *	15,000	2,281,950
Biogen Idec, Inc.*	17,600	5,383,312
Celgene Corp.*	15,300	2,135,880
Gilead Sciences, Inc.*	99,200	7,029,312
Incyte Corp. Ltd.*	16,700	893,784
Regeneron Pharmaceuticals, Inc.*	3,900	1,171,092
Vertex Pharmaceuticals, Inc.*	17,500	1,237,600

		20,132,930

Building Materials — 0.3%
Martin Marietta Materials, Inc.	6,700	859,945

Chemicals — 3.4%
Ecolab, Inc.	27,600	2,980,524
FMC Corp.	10,500	803,880
Praxair, Inc.	15,500	2,030,035
The Sherwin-Williams Co.	15,100	2,976,663

		8,791,102

Commercial Services — 3.4%
Alliance Data Systems Corp.*	3,800	1,035,310
Mastercard, Inc., Class A	85,400	6,379,380
Tyco International Ltd.	35,800	1,517,920

		8,932,610

Computers — 2.7%
Apple, Inc.	8,700	4,669,638
Cognizant Technology Solutions Corp., Class A*	42,700	2,161,047
Stratasys Ltd.*	2,600	275,834

		7,106,519

	Number of Shares	Value†

Cosmetics & Personal Care — 0.3%
The Procter & Gamble Co.	10,900	$878,540

Distribution & Wholesale — 0.7%
Fastenal Co.	25,100	1,237,932
W.W. Grainger, Inc.	2,400	606,384

		1,844,316

Diversified Financial Services — 5.6%
American Express Co.	28,600	2,574,858
BlackRock, Inc.	4,400	1,383,712
IntercontinentalExchange Group, Inc.*	4,400	870,452
Invesco Ltd.	33,700	1,246,900
TD Ameritrade Holding Corp.	42,200	1,432,690
Visa, Inc., Class A	33,300	7,188,138

		14,696,750

Food — 0.9%
Nestle S.A.	11,416	859,380
Whole Foods Market, Inc.	30,800	1,561,868

		2,421,248

Healthcare Products — 0.8%
IDEXX Laboratories, Inc.*	11,000	1,335,400
Stryker Corp.	9,600	782,112

		2,117,512

Healthcare Services — 0.8%
Humana, Inc.	2,700	304,344
UnitedHealth Group, Inc.	22,900	1,877,571

		2,181,915

Home Builders — 0.7%
D.R. Horton, Inc.	43,700	946,105
Lennar Corp., Class A	24,900	986,538

		1,932,643

Internet — 20.3%
Amazon.com, Inc.*	35,800	12,047,416
Baidu, Inc. ADR*	16,100	2,453,318
Ctrip.com International Ltd. ADR*	32,800	1,653,776
eBay, Inc.*	30,000	1,657,200
Facebook, Inc., Class A*	50,100	3,018,024
Google, Inc., Class A*	14,600	16,271,846
LinkedIn Corp., Class A*	10,100	1,867,894
NAVER Corp.	1,943	1,412,826
Netflix, Inc.*	6,100	2,147,383
priceline.com, Inc.*	6,900	8,224,041
Tencent Holdings Ltd.	13,800	959,853
Twitter, Inc.*^~	31,570	1,399,703

		53,113,280

Leisure Time — 0.7%
Carnival PLC	24,495	932,707
Harley-Davidson, Inc.	15,500	1,032,455

		1,965,162

Lodging — 3.9%
Las Vegas Sands Corp.	41,300	3,336,214
Marriott International, Inc., Class A	14,897	834,530
MGM Resorts International*	83,300	2,154,138
Starwood Hotels & Resorts Worldwide, Inc.	19,700	1,568,120

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Lodging — (continued)
Wynn Macau Ltd.	284,800	$1,182,306
Wynn Resorts Ltd.	5,600	1,244,040

		10,319,348

Machinery — Diversified — 1.7%
Flowserve Corp.	7,800	611,052
Roper Industries, Inc.	18,700	2,496,637
Wabtec Corp.	16,200	1,255,500

		4,363,189

Media — 1.9%
Charter Communications, Inc., Class A*	5,500	677,600
Discovery Communications, Inc., Class C*	12,800	986,368
The Walt Disney Co.	21,800	1,745,526
Twenty-First Century Fox, Inc., Class A	49,600	1,585,712

		4,995,206

Metal Fabricate/Hardware — 2.2%
Precision Castparts Corp.	22,300	5,636,548

Miscellaneous Manufacturing — 2.2%
Danaher Corp.	75,800	5,685,000

Oil & Gas — 2.9%
Concho Resources, Inc.*	10,700	1,310,750
EQT Corp.	12,700	1,231,519
Pioneer Natural Resources Co.	15,700	2,938,098
Range Resources Corp.	25,000	2,074,250

		7,554,617

Pharmaceuticals — 3.2%
McKesson Corp.	27,600	4,873,332
Pharmacyclics, Inc.*	8,300	831,826
Valeant Pharmaceuticals International, Inc.*	20,500	2,702,515

		8,407,673

Retail — 9.9%
AutoZone, Inc.*	5,300	2,846,630
CarMax, Inc.*	44,000	2,059,200
Chipotle Mexican Grill, Inc.*	4,600	2,613,030
Costco Wholesale Corp.	13,500	1,507,680
CVS Caremark Corp.	38,200	2,859,652
Dollar Tree, Inc.*	12,200	636,596
Lowe’s Cos., Inc.	68,300	3,339,870
Ross Stores, Inc.	18,200	1,302,210
Starbucks Corp.	51,000	3,742,380
The Home Depot, Inc.	36,800	2,911,984
Tractor Supply Co.	30,500	2,154,215

		25,973,447

Semiconductors — 1.3%
ASML Holding N.V.	21,400	1,997,904
QUALCOMM, Inc.	17,300	1,364,278

		3,362,182

Software — 4.4%
Akamai Technologies, Inc.*	17,200	1,001,212
Concur Technologies, Inc.*	7,700	762,839
Fiserv, Inc.*	17,800	1,009,082
NetSuite, Inc.*	7,900	749,157
Red Hat, Inc.*	22,700	1,202,646

	Number of Shares	Value†

Software — (continued)
Salesforce.com, Inc.*	58,700	$3,351,183
ServiceNow, Inc.*	20,600	1,234,352
VMware, Inc., Class A*	12,300	1,328,646
Workday, Inc., Class A*	10,200	932,586

		11,571,703

Telecommunications — 4.0%
Crown Castle International Corp.	78,000	5,754,840
Juniper Networks, Inc.*	46,800	1,205,568
SBA Communications Corp., Class A*	11,900	1,082,424
SoftBank Corp.	31,800	2,403,139

		10,445,971

Transportation — 2.5%
FedEx Corp.	13,600	1,802,816
J.B. Hunt Transport Services, Inc.	8,300	596,936
Kansas City Southern	27,000	2,755,620
Union Pacific Corp.	7,200	1,351,152

		6,506,524

TOTAL COMMON STOCKS (Cost $166,849,376)		253,841,460

PREFERRED STOCKS — 0.0%
Internet — 0.0%
Livingsocial, Series F, CONV^~ (Cost $115,858)	15,066	9,492

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Diversified — 1.9%
American Tower Corp. (Cost $2,685,322)	60,300	4,936,761

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	3,350,767	3,350,767
T. Rowe Price Reserve Investment Fund	1,008	1,008

TOTAL SHORT-TERM INVESTMENTS (Cost $3,351,775)		3,351,775

TOTAL INVESTMENTS — 100.0% (Cost $173,002,331)(a)		$262,139,488

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $173,332,828. Net unrealized appreciation/depreciation was $88,806,660. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $89,568,340 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $761,680.
~	Fair valued security. The total market value of fair valued securities at March 31, 2014 is $1,409,195.
^	Illiquid security. The total market value of illiquid securities at March 31, 2014 is $1,409,195.

ADR — American Depository Receipt.

CONV — Convertible Security.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Large Growth Stock Fund

Country Weightings as of 03/31/2014††
United States	93%
Bermuda	1
Canada	1
China	1
Japan	1
Netherlands	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of March 31, 2014

Penn Series Funds, Inc.

Large Growth Stock Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$6,408,744	$6,408,744	$—	$—
Airlines	4,411,569	4,411,569	—	—
Apparel	3,925,990	3,925,990	—	—
Auto Manufacturers	1,396,615	1,396,615	—	—
Auto Parts & Equipment	1,981,512	1,981,512	—	—
Banks	1,182,350	1,182,350	—	—
Beverages	2,738,800	2,738,800	—	—
Biotechnology	20,132,930	20,132,930	—	—
Building Materials	859,945	859,945	—	—
Chemicals	8,791,102	8,791,102	—	—
Commercial Services	8,932,610	8,932,610	—	—
Computers	7,106,519	7,106,519	—	—
Cosmetics & Personal Care	878,540	878,540	—	—
Distribution & Wholesale	1,844,316	1,844,316	—	—
Diversified Financial Services	14,696,750	14,696,750	—	—
Food	2,421,248	2,421,248	—	—
Healthcare Products	2,117,512	2,117,512	—	—
Healthcare Services	2,181,915	2,181,915	—	—
Home Builders	1,932,643	1,932,643	—	—
Internet	53,113,280	51,713,577	1,399,703	—
Leisure Time	1,965,162	1,965,162	—	—
Lodging	10,319,348	10,319,348	—	—
Machinery - Diversified	4,363,189	4,363,189	—	—
Media	4,995,206	4,995,206	—	—
Metal Fabricate/ Hardware	5,636,548	5,636,548	—	—
Miscellaneous Manufacturing	5,685,000	5,685,000	—	—
Oil & Gas	7,554,617	7,554,617	—	—
Pharmaceuticals	8,407,673	8,407,673	—	—
Retail	25,973,447	25,973,447	—	—
Semiconductors	3,362,182	3,362,182	—	—
Software	11,571,703	11,571,703	—	—
Telecommunications	10,445,971	10,445,971	—	—
Transportation	6,506,524	6,506,524	—	—
REAL ESTATE INVESTMENT TRUSTS
Diversified	4,936,761	4,936,761	—	—
PREFERRED STOCKS	9,492	—	—	9,492
SHORT-TERM INVESTMENTS	3,351,775	3,351,775	—	—

TOTAL INVESTMENTS	$262,139,488	$260,730,293	$1,399,703	$9,492

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Large Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 99.5%
Advertising — 0.6%
Omnicom Group, Inc.	4,603	$334,178

Aerospace & Defense — 3.1%
United Technologies Corp.	14,180	1,656,791

Apparel — 4.6%
LVMH Moet Hennessy Louis Vuitton S.A.	7,138	1,297,559
NIKE, Inc., Class B	7,462	551,143
VF Corp.	9,932	614,592

		2,463,294

Auto Parts & Equipment — 1.0%
Johnson Controls, Inc.	10,925	516,971

Beverages — 2.9%
Beam, Inc.	2,630	219,079
PepsiCo, Inc.	5,012	418,502
Pernod Ricard S.A.	7,846	913,369

		1,550,950

Chemicals — 4.3%
Monsanto Co.	7,029	799,690
Praxair, Inc.	7,293	955,164
The Sherwin-Williams Co.	2,810	553,935

		2,308,789

Commercial Services — 1.2%
Mastercard, Inc., Class A	8,945	668,192

Computers — 9.5%
Accenture PLC, Class A	27,631	2,202,743
Apple, Inc.	960	515,271
Cognizant Technology Solutions Corp., Class A*	8,602	435,347
EMC Corp.	49,322	1,351,916
International Business Machines Corp.	3,278	630,982

		5,136,259

Cosmetics & Personal Care — 5.6%
Colgate-Palmolive Co.	26,873	1,743,252
The Procter & Gamble Co.	15,995	1,289,197

		3,032,449

Distribution & Wholesale — 1.7%
W.W. Grainger, Inc.	3,655	923,472

Diversified Financial Services — 7.0%
CME Group, Inc.	7,253	536,795
Franklin Resources, Inc.	22,060	1,195,211
The Charles Schwab Corp.	9,761	266,768
Visa, Inc., Class A	8,320	1,795,955

		3,794,729

Electronics — 5.4%
Amphenol Corp., Class A	4,378	401,244
Mettler-Toledo International, Inc.*	3,129	737,443
Thermo Fisher Scientific, Inc.	10,426	1,253,622
Waters Corp.*	4,826	523,186

		2,915,495

	Number of Shares	Value†

Food — 1.9%
Danone S.A.	14,592	$1,031,875

Healthcare Products — 2.5%
DENTSPLY International, Inc.	17,355	799,024
Patterson Cos., Inc.	6,036	252,064
St. Jude Medical, Inc.	4,764	311,518

		1,362,606

Household Products & Wares — 0.7%
Church & Dwight Co., Inc.	5,013	346,248

Internet — 5.2%
eBay, Inc.*	7,565	417,891
Google, Inc., Class A*	2,144	2,389,509

		2,807,400

Media — 7.9%
Discovery Communications, Inc., Class A*	7,830	647,541
The Walt Disney Co.	17,149	1,373,120
Time Warner, Inc.	18,779	1,226,832
Twenty-First Century Fox, Inc., Class A	20,580	657,943
Viacom, Inc., Class B	4,517	383,900

		4,289,336

Metal Fabricate/Hardware — 1.1%
Precision Castparts Corp.	2,288	578,315

Mining — 0.5%
Rio Tinto PLC	4,590	255,391

Miscellaneous Manufacturing — 3.2%
Danaher Corp.	23,190	1,739,250

Oil & Gas — 0.8%
Occidental Petroleum Corp.	4,729	450,626

Oil & Gas Services — 2.8%
Schlumberger Ltd.	15,367	1,498,282

Pharmaceuticals — 10.0%
Abbott Laboratories	18,330	705,888
Allergan, Inc.	3,293	408,661
Express Scripts Holding Co.*	16,442	1,234,630
Johnson & Johnson	8,838	868,157
Mead Johnson Nutrition Co.	13,236	1,100,441
Zoetis, Inc.	37,983	1,099,228

		5,417,005

Retail — 5.4%
CVS Caremark Corp.	17,579	1,315,964
Inditex S.A.	2,581	387,220
McDonald’s Corp.	9,510	932,265
Target Corp.	4,953	299,706

		2,935,155

Semiconductors — 5.4%
Microchip Technology, Inc.	17,622	841,626
Sensata Technologies Holding N.V.*	30,781	1,312,502

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Large Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	38,340	$767,567

		2,921,695

Software — 3.3%
MSCI, Inc.*	4,422	190,235
Oracle Corp.	39,054	1,597,699

		1,787,934

Transportation — 1.9%
Expeditors International of Washington, Inc.	17,885	708,782
Kuehne + Nagel International AG	2,220	310,632

		1,019,414

TOTAL COMMON STOCKS (Cost $46,629,963)		53,742,101

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $282,213)	282,213	282,213

TOTAL INVESTMENTS — 100.0% (Cost $46,912,176)(a)		$54,024,314

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $46,964,481. Net unrealized appreciation was $7,059,833. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,370,292 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $310,459.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Large Cap Growth Fund

Country Weightings as of 03/31/2014††
United States	82%
France	9
Ireland	4
Netherlands	2
Spain	1
Switzerland	1
Taiwan	1

Total	100%

††	% of total investments as of March 31, 2014

Penn Series Funds, Inc.

Large Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
TOTAL COMMON STOCKS	$53,742,101	$53,742,101	$—	$—
SHORT-TERM INVEST- MENTS	282,213	282,213	—	—

TOTAL INVEST- MENTS	$54,024,314	$54,024,314	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Large Core Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 99.3%
Aerospace & Defense — 1.4%
B/E Aerospace, Inc.*	20,660	$1,793,081

Airlines — 2.6%
American Airlines Group, Inc.*	35,600	1,302,960
Delta Air Lines, Inc.	56,940	1,972,971

		3,275,931

Apparel — 2.0%
NIKE, Inc., Class B	33,580	2,480,219

Auto Parts & Equipment — 1.6%
Delphi Automotive PLC	28,970	1,965,904

Banks — 2.2%
First Republic Bank	32,060	1,730,919
JPMorgan Chase & Co.	15,660	950,719

		2,681,638

Beverages — 2.8%
Constellation Brands, Inc., Class A*	41,540	3,529,654

Biotechnology — 7.7%
Alexion Pharmaceuticals, Inc.*	12,510	1,903,146
Biogen Idec, Inc.*	8,030	2,456,136
Celgene Corp.*	11,470	1,601,212
Gilead Sciences, Inc.*	29,027	2,056,853
Regeneron Pharmaceuticals, Inc.*	5,020	1,507,406

		9,524,753

Building Materials — 1.1%
Fortune Brands Home & Security, Inc.	31,540	1,327,203

Chemicals — 2.2%
Monsanto Co.	23,680	2,694,074

Commercial Services — 6.8%
Alliance Data Systems Corp.*	6,300	1,716,435
Mastercard, Inc., Class A	40,200	3,002,940
United Rentals, Inc.*	20,790	1,973,803
Vantiv, Inc., Class A*	57,950	1,751,249

		8,444,427

Computers — 2.9%
Apple, Inc.	6,655	3,572,005

Distribution & Wholesale — 0.5%
LKQ Corp.*	25,912	682,781

Diversified Financial Services — 8.9%
Affiliated Managers Group, Inc.*	9,637	1,927,882
American Express Co.	32,340	2,911,570
IntercontinentalExchange Group, Inc.*	14,020	2,773,577
Visa, Inc., Class A	15,660	3,380,367

		10,993,396

Diversified Operations — 1.1%
Eaton Corp. PLC	17,800	1,337,136

Electronics — 0.8%
Garmin Ltd.	18,490	1,021,757

	Number of Shares	Value†

Healthcare Products — 1.3%
Boston Scientific Corp.*	118,790	$1,606,041

Insurance — 1.6%
Aon PLC	24,270	2,045,476

Internet — 15.3%
Amazon.com, Inc.*	11,524	3,878,056
Baidu, Inc. ADR*	8,070	1,229,707
Facebook, Inc., Class A*	50,150	3,021,036
Google, Inc., Class A*	5,050	5,628,275
LinkedIn Corp., Class A*	6,680	1,235,399
Netflix, Inc.*	4,120	1,450,364
priceline.com, Inc.*	2,130	2,538,726

		18,981,563

Lodging — 1.8%
Las Vegas Sands Corp.	27,630	2,231,951

Machinery — Diversified — 1.6%
Cummins, Inc.	13,635	2,031,479

Media — 6.7%
CBS Corp., Class B	29,865	1,845,657
Liberty Global PLC, Class A*	7,767	323,107
Liberty Global PLC, Series C*	74,059	3,014,942
Time Warner, Inc.	19,350	1,264,136
Twenty-First Century Fox, Inc., Class A	57,420	1,835,717

		8,283,559

Metal Fabricate/Hardware — 1.8%
Precision Castparts Corp.	9,049	2,287,225

Oil & Gas — 4.1%
Antero Resources Corp.*	22,438	1,404,619
Marathon Petroleum Corp.	14,220	1,237,709
Pioneer Natural Resources Co.	12,830	2,401,006

		5,043,334

Pharmaceuticals — 5.6%
AbbVie, Inc.	50,630	2,602,382
Actavis PLC*	3,480	716,358
Bristol-Myers Squibb Co.	36,350	1,888,383
McKesson Corp.	9,620	1,698,603

		6,905,726

Retail — 4.6%
Chipotle Mexican Grill, Inc.*	2,030	1,153,142
Starbucks Corp.	32,290	2,369,440
TJX Cos., Inc.	35,980	2,182,187

		5,704,769

Semiconductors — 2.0%
ARM Holdings PLC ADR	31,590	1,610,142
Micron Technology, Inc.*	38,010	899,317

		2,509,459

Software — 5.4%
Adobe Systems, Inc.*	25,070	1,648,102
Cerner Corp.*	25,340	1,425,375
Salesforce.com, Inc.*	33,930	1,937,064

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Large Core Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
ServiceNow, Inc.*	27,130	$1,625,629

		6,636,170

Telecommunications — 1.7%
SBA Communications Corp., Class A*	22,720	2,066,611

Textiles — 1.2%
Mohawk Industries, Inc.*	10,790	1,467,224

TOTAL COMMON STOCKS (Cost $89,040,292)		123,124,546

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $883,750)	883,750	883,750

TOTAL INVESTMENTS — 100.0% (Cost $89,924,042)(a)		$124,008,296

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $90,049,213. Net unrealized appreciation was $33,959,083. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $34,849,594 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $890,511.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Large Core Growth Fund

Country Weightings as of 03/31/2014††
United States	92%
United Kingdom	4
Ireland	2
China	1
Switzerland	1

Total	100%

††	% of total investments as of March 31, 2014

Penn Series Funds, Inc.

Large Core Growth Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$123,124,546	$123,124,546	$—	$—
SHORT-TERM INVEST- MENTS	883,750	883,750	—	—

TOTAL INVEST- MENTS	$124,008,296	$124,008,296	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Large Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 96.6%
Advertising — 1.2%
Omnicom Group, Inc.	37,854	$2,748,200

Aerospace & Defense — 1.5%
Northrop Grumman Corp.	26,264	3,240,452

Agriculture — 1.3%
Philip Morris International, Inc.	33,750	2,763,113

Auto Manufacturers — 1.3%
General Motors Co.	80,991	2,787,710

Banks — 13.6%
Bank of America Corp.	208,341	3,583,465
Citigroup, Inc.	72,055	3,429,818
Fifth Third Bancorp	96,057	2,204,508
JPMorgan Chase & Co.	99,022	6,011,626
State Street Corp.	55,407	3,853,557
The PNC Financial Services Group, Inc.	40,952	3,562,824
U.S. Bancorp	50,856	2,179,688
Wells Fargo & Co.	108,601	5,401,814

		30,227,300

Beverages — 1.2%
PepsiCo, Inc.	32,214	2,689,869

Building Materials — 1.3%
Vulcan Materials Co.	42,002	2,791,033

Chemicals — 1.4%
E.I. du Pont de Nemours & Co.	46,736	3,135,986

Coal — 0.7%
CONSOL Energy, Inc.	40,736	1,627,403

Computers — 2.5%
Apple, Inc.	4,696	2,520,531
EMC Corp.	113,068	3,099,194

		5,619,725

Diversified Financial Services — 4.2%
Ameriprise Financial, Inc.	30,656	3,374,306
Discover Financial Services	55,822	3,248,282
Legg Mason, Inc.	54,229	2,659,390

		9,281,978

Diversified Operations — 1.5%
Eaton Corp. PLC	43,345	3,256,076

Electric — 3.0%
Calpine Corp.*	102,178	2,136,542
NextEra Energy, Inc.	30,787	2,943,853
Northeast Utilities	32,671	1,486,530

		6,566,925

Electronics — 1.2%
Honeywell International, Inc.	27,861	2,584,386

Food — 1.2%
Mondelez International, Inc., Class A	77,543	2,679,111

	Number of Shares	Value†

Healthcare Products — 1.4%
Covidien PLC	42,890	$3,159,277

Healthcare Services — 2.8%
HCA Holdings, Inc.*	44,701	2,346,803
UnitedHealth Group, Inc.	48,190	3,951,098

		6,297,901

Insurance — 5.7%
American International Group, Inc.	65,871	3,294,209
MetLife, Inc.	63,738	3,365,366
The Travelers Cos., Inc.	35,769	3,043,942
Unum Group	85,013	3,001,809

		12,705,326

Internet — 2.2%
AOL, Inc.*	48,506	2,123,108
Liberty Interactive Corp., Class A*	97,811	2,823,803

		4,946,911

Machinery — Construction & Mining — 1.0%
Terex Corp.	51,862	2,297,487

Machinery — Diversified — 0.9%
Deere & Co.	21,382	1,941,486

Media — 4.5%
Comcast Corp., Class A	63,363	3,169,417
DIRECTV*	27,467	2,099,028
Liberty Global PLC, Class A*	44,997	1,871,875
Viacom, Inc., Class B	34,027	2,891,955

		10,032,275

Miscellaneous Manufacturing — 3.0%
General Electric Co.	128,733	3,332,897
Illinois Tool Works, Inc.	41,320	3,360,556

		6,693,453

Oil & Gas — 8.6%
Chevron Corp.	39,615	4,710,620
Exxon Mobil Corp.	32,786	3,202,537
Hess Corp.	33,492	2,775,817
Marathon Oil Corp.	99,533	3,535,412
Noble Energy, Inc.	37,460	2,661,158
Valero Energy Corp.	39,592	2,102,335

		18,987,879

Oil & Gas Services — 2.6%
National Oilwell Varco, Inc.	39,760	3,096,111
Schlumberger Ltd.	26,185	2,553,038

		5,649,149

Packaging and Containers — 1.4%
Sealed Air Corp.	92,972	3,055,990

Pharmaceuticals — 10.6%
Bristol-Myers Squibb Co.	48,408	2,514,796
Eli Lilly & Co.	61,149	3,599,230
Forest Laboratories, Inc.*	31,760	2,930,495
Merck & Co., Inc.	89,916	5,104,531
Pfizer, Inc.	147,122	4,725,559
Sanofi ADR	64,455	3,369,707

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Large Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Teva Pharmaceutical Industries Ltd. ADR	23,282	$1,230,221

		23,474,539

Retail — 4.8%
AutoNation, Inc.*	31,568	1,680,365
CVS Caremark Corp.	41,423	3,100,926
Family Dollar Stores, Inc.	49,356	2,863,141
Lowe’s Cos., Inc.	63,481	3,104,221

		10,748,653

Semiconductors — 1.3%
Texas Instruments, Inc.	62,960	2,968,564

Software — 1.7%
Microsoft Corp.	92,576	3,794,690

Telecommunications — 5.5%
Cisco Systems, Inc.	117,597	2,635,349
Knowles Corp.*	52,459	1,656,131
Motorola Solutions, Inc.	44,659	2,871,127
Verizon Communications, Inc.	61,940	2,946,486
Vodafone Group PLC - ADR	59,245	2,180,808

		12,289,901

Transportation — 1.5%
Norfolk Southern Corp.	33,444	3,249,753

TOTAL COMMON STOCKS (Cost $179,962,499)		214,292,501

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Diversified — 1.2%
Weyerhaeuser Co. (Cost $2,787,678)	93,188	2,735,068

SHORT-TERM INVESTMENTS — 2.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,806,055)	4,806,055	4,806,055

TOTAL INVESTMENTS — 100.0% (Cost $187,556,232)(a)		$221,833,624

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $188,041,468. Net unrealized appreciation was $33,792,156. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $36,285,679 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,493,523.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Large Cap Value Fund

Country Weightings as of 03/31/2014††
United States	93%
Ireland	3
France	2
Israel	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2014

Penn Series Funds, Inc.

Large Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$214,292,501	$214,292,501	$—	$—
REAL ESTATE INVESTMENT TRUSTS	2,735,068	2,735,068	—	—
SHORT-TERM INVEST- MENTS	4,806,055	4,806,055	—	—

TOTAL INVEST- MENTS	$221,833,624	$221,833,624	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Large Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — 94.9%
Aerospace & Defense — 3.3%
The Boeing Co.	30,152	$3,783,775
United Technologies Corp.	19,299	2,254,895

		6,038,670

Agriculture — 0.9%
Reynolds American, Inc.	32,411	1,731,396

Airlines — 2.1%
Delta Air Lines, Inc.	68,106	2,359,873
United Continental Holdings, Inc.*	34,835	1,554,686

		3,914,559

Auto Manufacturers — 0.9%
Volkswagen AG ADR	30,770	1,592,963

Banks — 15.2%
Bank of America Corp.	315,903	5,433,532
Citigroup, Inc.	111,523	5,308,495
JPMorgan Chase & Co.	92,468	5,613,732
Morgan Stanley	113,244	3,529,815
Regions Financial Corp.	256,884	2,853,981
SunTrust Banks, Inc.	61,269	2,437,894
The PNC Financial Services Group, Inc.	34,566	3,007,242

		28,184,691

Biotechnology — 2.0%
Gilead Sciences, Inc.*	51,441	3,645,109

Chemicals — 3.4%
CF Industries Holdings, Inc.	7,398	1,928,215
LyondellBasell Industries N.V., Class A	49,374	4,391,323

		6,319,538

Computers — 2.9%
Apple, Inc.	6,303	3,383,072
EMC Corp.	74,916	2,053,448

		5,436,520

Diversified Financial Services — 6.2%
American Express Co.	20,547	1,849,846
Blackstone Group LP	76,848	2,555,196
Discover Financial Services	68,184	3,967,627
Invesco Ltd.	84,364	3,121,468

		11,494,137

Diversified Operations — 0.9%
Eaton Corp. PLC	22,723	1,706,952

Electric — 2.1%
NextEra Energy, Inc.	40,266	3,850,235

Electrical Components & Equipment — 0.8%
Emerson Electric Co.	21,815	1,457,242

Electronics — 2.3%
Honeywell International, Inc.	19,272	1,787,671
Thermo Fisher Scientific, Inc.	21,011	2,526,362

		4,314,033

Food — 1.0%
Nestle SA ADR	24,079	1,811,223

	Number of Shares	Value†

Gas — 2.1%
Sempra Energy	41,008	$3,967,934

Healthcare Products — 2.0%
Covidien PLC	22,460	1,654,403
Stryker Corp.	24,344	1,983,306

		3,637,709

Insurance — 4.6%
ACE Ltd.	20,866	2,066,986
MetLife, Inc.	67,190	3,547,632
Prudential Financial, Inc.	11,449	969,158
The Allstate Corp.	36,044	2,039,369

		8,623,145

Internet — 1.0%
Google, Inc., Class A*	1,622	1,807,735

Machinery — Construction & Mining — 1.2%
Caterpillar, Inc.	22,523	2,238,111

Media — 3.3%
Comcast Corp., Class A	46,804	2,341,136
The Walt Disney Co.	48,398	3,875,228

		6,216,364

Oil & Gas — 13.5%
Anadarko Petroleum Corp.	23,185	1,965,160
Chevron Corp.	41,792	4,969,487
ConocoPhillips	50,229	3,533,610
Exxon Mobil Corp.	51,902	5,069,787
Marathon Oil Corp.	73,467	2,609,548
Occidental Petroleum Corp.	46,079	4,390,868
Phillips 66	33,813	2,605,630

		25,144,090

Oil & Gas Services — 0.6%
Cameron International Corp.*	17,099	1,056,205

Pharmaceuticals — 9.0%
Merck & Co., Inc.	68,106	3,866,377
Pfizer, Inc.	150,124	4,821,983
Roche Holding Ltd. AG ADR	95,818	3,614,255
Sanofi ADR	47,271	2,471,328
Shire PLC ADR	13,475	2,001,442

		16,775,385

Retail — 4.1%
CVS Caremark Corp.	61,180	4,579,935
Dollar General Corp.*	18,097	1,004,022
Macy’s, Inc.	34,487	2,044,734

		7,628,691

Semiconductors — 2.6%
Intel Corp.	73,033	1,884,982
QUALCOMM, Inc.	36,763	2,899,130

		4,784,112

Telecommunications — 4.4%
Corning, Inc.	144,647	3,011,551
Telefonaktiebolaget LM Ericsson ADR	148,005	1,972,907

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Large Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Verizon Communications, Inc.	68,743	$3,270,104

		8,254,562

Textiles — 0.9%
Mohawk Industries, Inc.*	12,792	1,739,456

Transportation — 1.6%
Union Pacific Corp.	15,641	2,935,190

TOTAL COMMON STOCKS (Cost $127,165,263)		176,305,957

REAL ESTATE INVESTMENT TRUSTS — 3.4%
Diversified — 0.8%
American Tower Corp.	18,787	1,538,091

Regional Malls — 1.5%
Simon Property Group, Inc.	16,381	2,686,484

Storage & Warehousing — 1.1%
Public Storage	12,461	2,099,554

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,868,030)		6,324,129

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,108,269)	3,108,269	3,108,269

TOTAL INVESTMENTS — 100.0% (Cost $136,141,562)(a)		$185,738,355

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $136,346,199. Net unrealized appreciation was $49,392,156. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $49,837,056 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $444,900.

ADR — American Depository Receipt.

LP — Limited Partnership.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Large Core Value Fund

Country Weightings as of 03/31/2014††
United States	88%
Switzerland	4
Ireland	2
Netherlands	2
France	1
Sweden	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of March 31, 2014

Penn Series Funds, Inc.

Large Core Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobse- rvable Input
COMMON STOCKS	$176,305,957	$176,305,957	$—	$—
REAL ESTATE INVESTMENT TRUSTS	6,324,129	6,324,129	—	—
SHORT-TERM INVESTMENTS	3,108,269	3,108,269	—	—

TOTAL INVESTMENTS	$185,738,355	$185,738,355	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — 96.8%
Advertising — 0.1%
Omnicom Group, Inc.	6,067	$440,464
The Interpublic Group of Cos., Inc.	10,134	173,697

		614,161

Aerospace & Defense — 2.0%
General Dynamics Corp.	7,897	860,141
L-3 Communications Holdings, Inc.	2,100	248,115
Lockheed Martin Corp.	6,537	1,067,100
Northrop Grumman Corp.	5,392	665,265
Raytheon Co.	7,776	768,191
Rockwell Collins, Inc.	3,245	258,529
The Boeing Co.	16,621	2,085,770
United Technologies Corp.	20,342	2,376,759

		8,329,870

Agriculture — 1.6%
Altria Group, Inc.	48,078	1,799,559
Archer-Daniels-Midland Co.	15,999	694,197
Lorillard, Inc.	9,009	487,207
Philip Morris International, Inc.	38,588	3,159,199
Reynolds American, Inc.	7,602	406,099

		6,546,261

Airlines — 0.3%
Delta Air Lines, Inc.	20,400	706,860
Southwest Airlines Co.	16,417	387,605

		1,094,465

Apparel — 0.7%
Coach, Inc.	6,977	346,478
Michael Kors Holdings Ltd.*	4,300	401,061
NIKE, Inc., Class B	17,946	1,325,492
Ralph Lauren Corp.	1,428	229,808
VF Corp.	8,432	521,772

		2,824,611

Auto Manufacturers — 0.8%
Ford Motor Co.	94,067	1,467,445
General Motors Co.	31,400	1,080,788
PACCAR, Inc.	8,544	576,208

		3,124,441

Auto Parts & Equipment — 0.4%
BorgWarner, Inc.	5,400	331,938
Delphi Automotive PLC	6,600	447,876
Johnson Controls, Inc.	16,411	776,568
The Goodyear Tire & Rubber Co.	5,606	146,485

		1,702,867

Banks — 7.7%
Bank of America Corp.	255,335	4,391,762
BB&T Corp.	17,099	686,867
Capital One Financial Corp.	13,841	1,067,972
Citigroup, Inc.	72,581	3,454,856
Comerica, Inc.	4,344	225,019
Fifth Third Bancorp	20,946	480,711
Huntington Bancshares, Inc.	19,965	199,051
JPMorgan Chase & Co.	91,264	5,540,637
KeyCorp	21,599	307,570
M&T Bank Corp.	3,108	377,000
Morgan Stanley	32,963	1,027,457

	Number of Shares	Value†

Banks — (continued)
Northern Trust Corp.	5,247	$343,993
Regions Financial Corp.	32,894	365,452
State Street Corp.	10,447	726,589
SunTrust Banks, Inc.	12,888	512,814
The Bank of New York Mellon Corp.	27,280	962,711
The Goldman Sachs Group, Inc.	10,143	1,661,931
The PNC Financial Services Group, Inc.	12,883	1,120,821
U.S. Bancorp	43,856	1,879,668
Wells Fargo & Co.	114,837	5,711,992
Zions Bancorporation	4,804	148,828

		31,193,701

Beverages — 2.2%
Beam, Inc.	3,807	317,123
Brown-Forman Corp., Class B	3,793	340,194
Coca-Cola Enterprises, Inc.	5,928	283,121
Constellation Brands, Inc., Class A*	3,923	333,337
Dr. Pepper Snapple Group, Inc.	5,000	272,300
Keurig Green Mountain, Inc.	3,100	327,329
Molson Coors Brewing Co., Class B	3,938	231,791
Monster Beverage Corp.*	3,100	215,295
PepsiCo, Inc.	36,661	3,061,194
The Coca-Cola Co.	90,870	3,513,034

		8,894,718

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.	4,700	715,011
Amgen, Inc.	18,145	2,238,004
Biogen Idec, Inc.*	5,633	1,722,966
Celgene Corp.*	9,928	1,385,949
Gilead Sciences, Inc.*	36,898	2,614,592
Regeneron Pharmaceuticals, Inc.*	1,900	570,532
Vertex Pharmaceuticals, Inc.*	5,500	388,960

		9,636,014

Building Materials — 0.1%
Masco Corp.	9,077	201,600
Vulcan Materials Co.	3,041	202,075

		403,675

Chemicals — 2.6%
Air Products & Chemicals, Inc.	5,021	597,700
Airgas, Inc.	1,600	170,416
CF Industries Holdings, Inc.	1,400	364,896
E.I. du Pont de Nemours & Co.	22,123	1,484,453
Eastman Chemical Co.	3,682	317,425
Ecolab, Inc.	6,533	705,499
FMC Corp.	3,100	237,336
International Flavors & Fragrances, Inc.	1,875	179,381
LyondellBasell Industries N.V., Class A	10,600	942,764
Monsanto Co.	12,637	1,437,712
PPG Industries, Inc.	3,410	659,699
Praxair, Inc.	7,126	933,292
Sigma-Aldrich Corp.	3,022	282,194
The Dow Chemical Co.	29,079	1,412,949
The Mosaic Co.	8,100	405,000
The Sherwin-Williams Co.	2,134	420,675

		10,551,391

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Coal — 0.1%
CONSOL Energy, Inc.	5,776	$230,751
Peabody Energy Corp.	6,212	101,504

		332,255

Commercial Services — 1.6%
Allegion PLC	2,266	118,217
Alliance Data Systems Corp.*	1,200	326,940
Automatic Data Processing, Inc.	11,443	884,086
Cintas Corp.	2,455	146,343
Equifax, Inc.	3,034	206,403
H&R Block, Inc.	6,666	201,247
Iron Mountain, Inc.	4,381	120,784
Mastercard, Inc., Class A	25,000	1,867,500
McGraw Hill Financial, Inc.	6,486	494,882
Moody’s Corp.	4,473	354,798
Paychex, Inc.	7,775	331,215
Quanta Services, Inc.*	4,900	180,810
Robert Half International, Inc.	3,207	134,534
The ADT Corp.	4,134	123,813
The Western Union Co.	13,778	225,408
Total System Services, Inc.	4,377	133,105
Tyco International Ltd.	11,500	487,600

		6,337,685

Computers — 5.6%
Accenture PLC, Class A	15,400	1,227,688
Apple, Inc.	21,526	11,553,865
Cognizant Technology Solutions Corp., Class A*	14,504	734,048
Computer Sciences Corp.	3,757	228,501
EMC Corp.	49,348	1,352,629
Hewlett-Packard Co.	45,783	1,481,538
International Business Machines Corp.	23,558	4,534,679
NetApp, Inc.	8,121	299,665
SanDisk Corp.	5,397	438,182
Seagate Technology PLC	7,700	432,432
Teradata Corp.*	4,216	207,385
Western Digital Corp.	5,200	477,464

		22,968,076

Cosmetics & Personal Care — 1.8%
Avon Products, Inc.	10,950	160,308
Colgate-Palmolive Co.	21,070	1,366,811
The Estee Lauder Cos., Inc., Class A	6,074	406,229
The Procter & Gamble Co.	65,094	5,246,576

		7,179,924

Distribution & Wholesale — 0.3%
Fastenal Co.	6,700	330,444
Fossil Group, Inc.*	1,200	139,932
Genuine Parts Co.	3,805	330,464
W.W. Grainger, Inc.	1,472	371,916

		1,172,756

Diversified Financial Services — 2.6%
American Express Co.	22,180	1,996,865
Ameriprise Financial, Inc.	4,746	522,392
BlackRock, Inc.	2,999	943,126
CME Group, Inc.	7,560	559,516

	Number of Shares	Value†

Diversified Financial Services — (continued)
Discover Financial Services	11,378	$662,086
E*TRADE Financial Corp.*	6,481	149,193
Franklin Resources, Inc.	9,556	517,744
IntercontinentalExchange Group, Inc. *	2,770	547,989
Invesco Ltd.	10,367	383,579
Legg Mason, Inc.	2,861	140,303
SLM Corp.	10,434	255,424
T. Rowe Price Group, Inc.	6,281	517,240
The Charles Schwab Corp.	27,669	756,194
The NASDAQ OMX Group, Inc.	3,100	114,514
Visa, Inc., Class A	12,264	2,647,307

		10,713,472

Diversified Operations — 0.4%
Eaton Corp. PLC	11,306	849,307
Leucadia National Corp.	7,260	203,280
Pentair Ltd.	4,919	390,273

		1,442,860

Electric — 2.7%
AES Corp.	14,444	206,260
Ameren Corp.	5,798	238,878
American Electric Power Co., Inc.	11,757	595,610
CMS Energy Corp.	6,707	196,381
Consolidated Edison, Inc.	7,234	388,104
Dominion Resources, Inc.	13,909	987,400
DTE Energy Co.	4,092	303,995
Duke Energy Corp.	16,859	1,200,698
Edison International	7,674	434,425
Entergy Corp.	4,447	297,282
Exelon Corp.	20,310	681,603
FirstEnergy Corp.	9,956	338,803
Integrys Energy Group, Inc.	1,995	119,002
NextEra Energy, Inc.	10,285	983,452
Northeast Utilities	7,517	342,023
NRG Energy, Inc.	7,800	248,040
Pepco Holdings, Inc.	5,540	113,459
PG&E Corp.	10,650	460,080
Pinnacle West Capital Corp.	2,569	140,421
PPL Corp.	15,098	500,348
Public Service Enterprise Group, Inc.	12,349	470,991
SCANA Corp.	3,400	174,488
TECO Energy, Inc.	4,523	77,569
The Southern Co.	21,111	927,617
Wisconsin Energy Corp.	5,200	242,060
Xcel Energy, Inc.	11,630	353,087

		11,022,076

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	5,800	298,642
Emerson Electric Co.	16,876	1,127,317

		1,425,959

Electronics — 1.2%
Agilent Technologies, Inc.	7,845	438,692
Amphenol Corp., Class A	3,700	339,105
FLIR Systems, Inc.	3,600	129,600
Garmin Ltd.	3,200	176,832
Honeywell International, Inc.	18,708	1,735,354

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Jabil Circuit, Inc.	4,292	$77,256
PerkinElmer, Inc.	3,016	135,901
TE Connectivity Ltd.	10,000	602,100
Thermo Fisher Scientific, Inc.	9,482	1,140,116
Waters Corp.*	2,158	233,949

		5,008,905

Engineering & Construction — 0.1%
Fluor Corp.	3,870	300,815
Jacobs Engineering Group, Inc.*	2,983	189,421

		490,236

Entertainment — 0.0%
International Game Technology	6,657	93,597

Environmental Control — 0.2%
Republic Services, Inc.	6,314	215,686
Stericycle, Inc.*	2,000	227,240
Waste Management, Inc.	10,500	441,735

		884,661

Food — 1.7%
Campbell Soup Co.	4,516	202,678
ConAgra Foods, Inc.	9,902	307,259
General Mills, Inc.	15,110	783,000
Hormel Foods Corp.	3,500	172,445
Kellogg Co.	6,066	380,399
Kraft Foods Group, Inc.	14,254	799,649
McCormick & Co., Inc.	3,208	230,142
Mondelez International, Inc., Class A	41,863	1,446,367
Safeway, Inc.	5,317	196,410
Sysco Corp.	14,252	514,925
The Hershey Co.	3,487	364,043
The J.M. Smucker Co.	2,534	246,406
The Kroger Co.	12,445	543,224
Tyson Foods, Inc., Class A	6,649	292,623
Whole Foods Market, Inc.	8,986	455,680

		6,935,250

Forest Products & Paper — 0.2%
International Paper Co.	10,467	480,226
MeadWestvaco Corp.	3,999	150,522

		630,748

Gas — 0.3%
AGL Resources, Inc.	2,600	127,296
CenterPoint Energy, Inc.	10,322	244,528
NiSource, Inc.	7,865	279,443
Sempra Energy	5,398	522,311

		1,173,578

Hand & Machine Tools — 0.1%
Snap-On, Inc.	1,328	150,701
Stanley Black & Decker, Inc.	3,640	295,714

		446,415

Healthcare Products — 1.8%
Baxter International, Inc.	12,875	947,343
Becton Dickinson & Co.	4,675	547,349
Boston Scientific Corp.*	31,948	431,937
C.R. Bard, Inc.	1,842	272,579

	Number of Shares	Value†

Healthcare Products — (continued)
CareFusion Corp.*	5,241	$210,793
Covidien PLC	10,900	802,894
DENTSPLY International, Inc.	3,200	147,328
Edwards Lifesciences Corp.*	2,500	185,425
Hospira, Inc.*	3,912	169,194
Intuitive Surgical, Inc.*	907	397,257
Medtronic, Inc.	23,973	1,475,298
Patterson Cos., Inc.	1,974	82,434
St. Jude Medical, Inc.	6,830	446,614
Stryker Corp.	6,981	568,742
Varian Medical Systems, Inc.*	2,657	223,161
Zimmer Holdings, Inc.	4,029	381,063

		7,289,411

Healthcare Services — 1.3%
Aetna, Inc.	8,893	666,708
Cigna Corp.	6,594	552,116
DaVita HealthCare Partners, Inc.*	4,298	295,917
Humana, Inc.	3,710	418,191
Laboratory Corp. of America Holdings*	2,177	213,803
Quest Diagnostics, Inc.	3,387	196,175
Tenet Healthcare Corp.*	2,343	100,304
UnitedHealth Group, Inc.	24,141	1,979,321
WellPoint, Inc.	7,095	706,307

		5,128,842

Home Builders — 0.1%
D.R. Horton, Inc.	6,376	138,040
Lennar Corp., Class A	4,036	159,906
PulteGroup, Inc.	8,034	154,173

		452,119

Home Furnishings — 0.1%
Harman International Industries, Inc.	1,738	184,923
Whirlpool Corp.	1,969	294,287

		479,210

Household Products & Wares — 0.3%
Avery Dennison Corp.	2,183	110,612
Kimberly-Clark Corp.	9,287	1,023,892
The Clorox Co.	2,997	263,766

		1,398,270

Housewares — 0.1%
Newell Rubbermaid, Inc.	7,317	218,778

Insurance — 4.1%
ACE Ltd.	8,100	802,386
Aflac, Inc.	11,100	699,744
American International Group, Inc.	35,385	1,769,604
Aon PLC	7,144	602,096
Assurant, Inc.	1,673	108,678
Berkshire Hathaway, Inc., Class B*	43,150	5,392,456
Cincinnati Financial Corp.	3,692	179,653
Genworth Financial, Inc., Class A*	11,369	201,572
Hartford Financial Services Group, Inc.	10,557	372,345
Lincoln National Corp.	6,173	312,786
Loews Corp.	7,625	335,881
Marsh & McLennan Cos., Inc.	13,109	646,274
MetLife, Inc.	26,885	1,419,528

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Principal Financial Group, Inc.	6,465	$297,325
Prudential Financial, Inc.	11,030	933,690
The Allstate Corp.	10,776	609,706
The Chubb Corp.	5,951	531,424
The Progressive Corp.	12,956	313,794
The Travelers Cos., Inc.	8,831	751,518
Torchmark Corp.	2,235	175,895
Unum Group	6,076	214,544
XL Group PLC	6,549	204,656

		16,875,555

Internet — 4.5%
Amazon.com, Inc.*	8,875	2,986,615
eBay, Inc.*	27,828	1,537,219
Expedia, Inc.	2,494	180,815
F5 Networks, Inc.*	1,800	191,934
Facebook, Inc., Class A*	41,200	2,481,888
Google, Inc., Class A*	6,825	7,606,531
Netflix, Inc.*	1,400	492,842
priceline.com, Inc.*	1,227	1,462,449
Symantec Corp.	16,638	332,261
TripAdvisor, Inc.*	2,594	234,990
VeriSign, Inc.	3,009	162,215
Yahoo!, Inc.*	22,617	811,950

		18,481,709

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	2,278	85,835
Cliffs Natural Resources, Inc.	4,100	83,886
Nucor Corp.	7,735	390,927
United States Steel Corp.	3,203	88,435

		649,083

Leisure Time — 0.2%
Carnival Corp.	10,345	391,662
Harley-Davidson, Inc.	5,228	348,237

		739,899

Lodging — 0.3%
Marriott International, Inc., Class A	5,185	290,464
Starwood Hotels & Resorts Worldwide, Inc.	4,752	378,259
Wyndham Worldwide Corp.	3,160	231,407
Wynn Resorts Ltd.	1,930	428,749

		1,328,879

Machinery — Construction & Mining — 0.4%
Caterpillar, Inc.	15,128	1,503,269
Joy Global, Inc.	2,700	156,600

		1,659,869

Machinery — Diversified — 0.6%
Cummins, Inc.	4,174	621,884
Deere & Co.	9,132	829,186
Flowserve Corp.	3,300	258,522
Rockwell Automation, Inc.	3,271	407,403
Roper Industries, Inc.	2,400	320,424
Xylem, Inc.	4,154	151,289

		2,588,708

Media — 3.5%
Cablevision Systems Corp., Class A	5,000	84,350

	Number of Shares	Value†

Media — (continued)
CBS Corp., Class B	13,225	$817,305
Comcast Corp., Class A	62,734	3,137,955
DIRECTV*	11,819	903,208
Discovery Communications, Inc., Class A*	5,300	438,310
Gannett Co., Inc.	5,374	148,323
Graham Holdings Co.	63	44,336
News Corp., Class A*	12,215	210,342
Nielsen Holdings NV	6,700	299,021
Scripps Networks Interactive, Inc., Class A	2,556	194,026
The Walt Disney Co.	39,376	3,152,837
Time Warner Cable, Inc.	6,696	918,557
Time Warner, Inc.	21,604	1,411,389
Twenty-First Century Fox, Inc., Class A	47,160	1,507,705
Viacom, Inc., Class B	9,781	831,287

		14,098,951

Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.	3,525	890,979

Mining — 0.4%
Alcoa, Inc.	25,948	333,951
Freeport-McMoRan Copper & Gold, Inc.	25,196	833,232
Newmont Mining Corp.	12,383	290,257

		1,457,440

Miscellaneous Manufacturing — 2.9%
3M Co.	15,380	2,086,451
Danaher Corp.	14,368	1,077,600
Dover Corp.	4,105	335,584
General Electric Co.	242,425	6,276,383
Illinois Tool Works, Inc.	9,719	790,446
Ingersoll-Rand PLC	6,300	360,612
Leggett & Platt, Inc.	3,354	109,475
Pall Corp.	2,645	236,648
Parker Hannifin Corp.	3,581	428,681
Textron, Inc.	6,876	270,158

		11,972,038

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	4,261	110,743
Xerox Corp.	27,655	312,502

		423,245

Oil & Gas — 7.7%
Anadarko Petroleum Corp.	11,959	1,013,645
Apache Corp.	9,623	798,228
Cabot Oil & Gas Corp.	10,088	341,781
Chesapeake Energy Corp.	12,410	317,944
Chevron Corp.	46,070	5,478,184
ConocoPhillips	29,280	2,059,848
Denbury Resources, Inc.	8,500	139,400
Devon Energy Corp.	9,229	617,697
Diamond Offshore Drilling, Inc.	1,600	78,016
Ensco PLC ADR,Class A	5,800	306,124
EOG Resources, Inc.	6,558	1,286,483
EQT Corp.	3,600	349,092
Exxon Mobil Corp.	104,665	10,223,677
Helmerich & Payne, Inc.	2,700	290,412
Hess Corp.	6,697	555,047

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Marathon Oil Corp.	16,751	$594,996
Marathon Petroleum Corp.	7,225	628,864
Murphy Oil Corp.	4,317	271,367
Newfield Exploration Co.*	2,900	90,944
Noble Energy, Inc.	8,538	606,540
Occidental Petroleum Corp.	19,358	1,844,624
Phillips 66	14,340	1,105,040
Pioneer Natural Resources Co.	3,400	636,276
QEP Resources, Inc.	4,590	135,130
Range Resources Corp.	3,923	325,491
Southwestern Energy Co.*	8,490	390,625
Tesoro Corp.	3,094	156,525
Valero Energy Corp.	12,840	681,804

		31,323,804

Oil & Gas Services — 1.8%
Baker Hughes, Inc.	10,528	684,531
Cameron International Corp.*	5,070	313,174
FMC Technologies, Inc.*	5,700	298,053
Halliburton Co.	20,269	1,193,641
Nabors Industries Ltd.	5,908	145,632
National Oilwell Varco, Inc.	10,423	811,639
Noble Corp. PLC	6,400	209,536
Rowan Cos. PLC, Class A*	3,203	107,877
Schlumberger Ltd.	31,659	3,086,753
Transocean Ltd.	8,300	343,122

		7,193,958

Packaging and Containers — 0.1%
Ball Corp.	3,726	204,222
Bemis Co., Inc.	2,549	100,023
Owens-Illinois, Inc.*	4,000	135,320
Sealed Air Corp.	5,033	165,435

		605,000

Pharmaceuticals — 7.3%
Abbott Laboratories	37,096	1,428,567
AbbVie, Inc.	37,996	1,952,994
Actavis PLC*	4,243	873,422
Allergan, Inc.	7,116	883,096
AmerisourceBergen Corp.	5,500	360,745
Bristol-Myers Squibb Co.	39,597	2,057,064
Cardinal Health, Inc.	8,182	572,576
Eli Lilly & Co.	23,654	1,392,274
Express Scripts Holding Co.*	19,364	1,454,043
Forest Laboratories, Inc.*	5,562	513,206
Johnson & Johnson	67,641	6,644,375
McKesson Corp.	5,525	975,549
Mead Johnson Nutrition Co.	4,768	396,412
Merck & Co., Inc.	69,913	3,968,961
Mylan, Inc.*	9,056	442,204
Perrigo Co. PLC	3,100	479,446
Pfizer, Inc.	155,205	4,985,185
Zoetis, Inc.	12,107	350,377

		29,730,496

Pipelines — 0.5%
Kinder Morgan, Inc.	16,236	527,507
ONEOK, Inc.	4,800	284,400

	Number of Shares	Value†

Pipelines — (continued)
Spectra Energy Corp.	16,384	$605,225
The Williams Cos., Inc.	16,434	666,892

		2,084,024

Real Estate — 0.0%
CBRE Group, Inc., Class A*	7,201	197,524

Retail — 5.9%
AutoNation, Inc.*	1,719	91,502
AutoZone, Inc.*	841	451,701
Bed Bath & Beyond, Inc.*	5,066	348,541
Best Buy Co., Inc.	6,468	170,820
CarMax, Inc.*	5,300	248,040
Chipotle Mexican Grill, Inc.*	700	397,635
Costco Wholesale Corp.	10,377	1,158,903
CVS Caremark Corp.	28,567	2,138,526
Darden Restaurants, Inc.	2,940	149,234
Dollar General Corp.*	7,000	388,360
Dollar Tree, Inc.*	4,900	255,682
Family Dollar Stores, Inc.	2,233	129,536
GameStop Corp., Class A	2,664	109,490
Kohl’s Corp.	5,001	284,057
L Brands, Inc.	6,060	344,026
Lowe’s Cos., Inc.	24,940	1,219,566
Macy’s, Inc.	8,727	517,424
McDonald’s Corp.	23,978	2,350,563
Nordstrom, Inc.	3,337	208,396
O’Reilly Automotive, Inc.*	2,500	370,975
PetSmart, Inc.	2,600	179,114
PVH Corp.	1,900	237,063
Ross Stores, Inc.	5,200	372,060
Staples, Inc.	15,637	177,324
Starbucks Corp.	18,244	1,338,745
Target Corp.	15,132	915,637
The Gap, Inc.	6,182	247,651
The Home Depot, Inc.	33,904	2,682,824
Tiffany & Co.	2,764	238,119
TJX Cos., Inc.	17,018	1,032,142
Tractor Supply Co.	3,300	233,079
Urban Outfitters, Inc.*	2,500	91,175
Wal-Mart Stores, Inc.	38,947	2,976,719
Walgreen Co.	20,779	1,372,037
Yum! Brands, Inc.	10,669	804,336

		24,231,002

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,257	110,656
People’s United Financial, Inc.	7,700	114,499

		225,155

Semiconductors — 2.9%
Altera Corp.	8,065	292,275
Analog Devices, Inc.	7,676	407,903
Applied Materials, Inc.	29,321	598,735
Broadcom Corp., Class A	12,908	406,344
First Solar, Inc.*	1,800	125,622
Intel Corp.	119,675	3,088,812
KLA-Tencor Corp.	4,127	285,341

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Lam Research Corp.*	3,859	$212,245
Linear Technology Corp.	5,541	269,791
LSI Corp.	12,772	141,386
Microchip Technology, Inc.	5,018	239,660
Micron Technology, Inc.*	24,886	588,803
NVIDIA Corp.	13,554	242,752
QUALCOMM, Inc.	40,699	3,209,523
Texas Instruments, Inc.	26,193	1,235,000
Xilinx, Inc.	6,364	345,374

		11,689,566

Software — 3.8%
Adobe Systems, Inc.*	11,005	723,469
Akamai Technologies, Inc.*	4,160	242,154
Autodesk, Inc.*	5,681	279,392
CA, Inc.	7,639	236,580
Cerner Corp.*	7,000	393,750
Citrix Systems, Inc.*	4,691	269,404
Electronic Arts, Inc.*	7,730	224,247
Fidelity National Information Services, Inc.	7,059	377,303
Fiserv, Inc.*	6,414	363,610
Intuit, Inc.	6,892	535,715
Microsoft Corp.	182,015	7,460,795
Oracle Corp.	84,517	3,457,590
Red Hat, Inc.*	4,600	243,708
Salesforce.com, Inc.*	13,200	753,588
The Dun & Bradstreet Corp.	900	89,415

		15,650,720

Telecommunications — 3.6%
AT&T, Inc.	126,143	4,423,835
CenturyLink, Inc.	13,926	457,330
Cisco Systems, Inc.	124,080	2,780,633
Corning, Inc.	34,315	714,438
Crown Castle International Corp.	8,000	590,240
Frontier Communications Corp.	21,472	122,391
Harris Corp.	2,600	190,216
Juniper Networks, Inc.*	12,071	310,949
Motorola Solutions, Inc.	5,746	369,410
Verizon Communications, Inc.	98,876	4,703,531
Windstream Holdings, Inc.	13,351	110,012

		14,772,985

Textiles — 0.1%
Mohawk Industries, Inc.*	1,500	203,970

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,612	145,279
Mattel, Inc.	8,281	332,151

		477,430

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	3,739	195,886
CSX Corp.	24,066	697,192
Expeditors International of Washington, Inc.	4,973	197,080
FedEx Corp.	7,166	949,925
Kansas City Southern	2,700	275,562
Norfolk Southern Corp.	7,552	733,828
Ryder System, Inc.	1,125	89,910

	Number of Shares	Value†

Transportation — (continued)
Union Pacific Corp.	11,110	$2,084,903
United Parcel Service, Inc., Class B	17,074	1,662,666

		6,886,952

TOTAL COMMON STOCKS (Cost $246,499,215)		394,580,199

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Apartments — 0.2%
Apartment Investment & Management Co., Class A	3,662	110,666
AvalonBay Communities, Inc.	2,892	379,777
Equity Residential	7,892	457,657

		948,100

Diversified — 0.4%
American Tower Corp.	9,559	782,595
Plum Creek Timber Co., Inc.	4,547	191,156
Vornado Realty Trust	4,087	402,815
Weyerhaeuser Co.	13,808	405,265

		1,781,831

Healthcare — 0.3%
HCP, Inc.	10,840	420,484
Health Care REIT, Inc.	7,100	423,160
Ventas, Inc.	7,253	439,314

		1,282,958

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	17,676	357,762

Industrial — 0.1%
Prologis, Inc.	11,899	485,836

Office Property — 0.1%
Boston Properties, Inc.	3,742	428,571

Regional Malls — 0.4%
General Growth Properties, Inc.	13,500	297,000
Simon Property Group, Inc.	7,528	1,234,592
The Macerich Co.	3,400	211,922

		1,743,514

Storage & Warehousing — 0.2%
Public Storage	3,516	592,411

Strip Centers — 0.1%
Kimco Realty Corp.	9,564	209,260

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,942,834)		7,830,243

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.030%, 04/17/14	$185	184,996

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Index 500 Fund

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — (continued)
0.035%, 05/22/14+	$200	$199,990

TOTAL U.S. TREASURY OBLIGATIONS (Cost $384,988)		384,986

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,836,210)	4,836,210	4,836,210

TOTAL INVESTMENTS — 100.0% (Cost $257,663,247)(a)		$407,631,638

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $266,764,700. Net unrealized appreciation was $140,866,938. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $159,711,347 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $18,844,409.
+	Collateral pledged for derivatives.

ADR — American Depository Receipt.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Index 500 Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$394,580,199	$394,580,199	$—	$—
REAL ESTATE INVESTMENT TRUSTS	7,830,243	7,830,243	—	—
U.S. TREA- SURY OBLIGA- TIONS	384,986	—	384,986	—
SHORT-TERM INVEST- MENTS	4,836,210	4,836,210	—	—

TOTAL INVEST- MENTS	$407,631,638	$407,246,652	$384,986	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Mid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 98.2%
Airlines — 1.6%
Delta Air Lines, Inc.	58,880	$2,040,192

Apparel — 2.5%
Michael Kors Holdings Ltd.	17,100	1,594,917
Ralph Lauren Corp.	9,550	1,536,882

		3,131,799

Auto Parts & Equipment — 1.9%
BorgWarner, Inc.	38,200	2,348,154

Banks — 2.0%
PacWest Bancorp	19,760	849,878
Signature Bank*	13,360	1,677,882

		2,527,760

Biotechnology — 5.2%
Alexion Pharmaceuticals, Inc.*	13,100	1,992,903
Cubist Pharmaceuticals, Inc.*	27,380	2,002,847
NPS Pharmaceuticals, Inc.*	30,650	917,354
Regeneron Pharmaceuticals, Inc.*	5,120	1,537,434

		6,450,538

Chemicals — 5.4%
Eastman Chemical Co.	15,780	1,360,394
International Flavors & Fragrances, Inc.	19,570	1,872,262
Methanex Corp.	29,340	1,876,000
PPG Industries, Inc.	8,520	1,648,279

		6,756,935

Commercial Services — 4.3%
Alliance Data Systems Corp.*	9,830	2,678,184
Cardtronics, Inc.*	41,520	1,613,052
United Rentals, Inc.*	11,210	1,064,277

		5,355,513

Distribution & Wholesale — 0.7%
Fossil Group, Inc.*	7,280	848,921

Diversified Financial Services — 4.2%
Affiliated Managers Group, Inc.*	9,530	1,906,476
IntercontinentalExchange Group, Inc.*	11,460	2,267,132
Ocwen Financial Corp.*	28,510	1,117,022

		5,290,630

Diversified Operations — 0.9%
Pentair Ltd.	14,210	1,127,421

Engineering & Construction — 1.1%
MasTec, Inc.*	31,630	1,374,007

Food — 5.8%
The Hershey Co.	24,100	2,516,040
The Kroger Co.	33,260	1,451,799
WhiteWave Foods Co., Class A*	68,940	1,967,548
Whole Foods Market, Inc.	25,540	1,295,133

		7,230,520

Healthcare Products — 1.3%
The Cooper Cos., Inc.	11,520	1,582,387

Healthcare Services — 2.0%
Covance, Inc.*	9,640	1,001,596

	Number of Shares	Value†

Healthcare Services — (continued)
HCA Holdings, Inc.*	29,240	$1,535,100

		2,536,696

Home Builders — 0.8%
Toll Brothers, Inc.*	27,950	1,003,405

Household Products & Wares — 0.6%
Church & Dwight Co., Inc.	11,090	765,986

Insurance — 1.8%
Aon PLC	26,750	2,254,490

Internet — 7.6%
HomeAway, Inc.*	41,820	1,575,360
LinkedIn Corp., Class A*	12,720	2,352,437
Netflix, Inc.*	4,140	1,457,404
Splunk, Inc.*	16,470	1,177,440
TripAdvisor, Inc.*	21,540	1,951,309
Yelp, Inc.*	12,870	990,089

		9,504,039

Leisure Time — 2.2%
Harley-Davidson, Inc.	19,730	1,314,215
Polaris Industries, Inc.	10,610	1,482,323

		2,796,538

Lodging — 4.8%
MGM Resorts International*	39,760	1,028,194
Starwood Hotels & Resorts Worldwide, Inc.	29,380	2,338,648
Wynn Resorts Ltd.	11,810	2,623,591

		5,990,433

Machinery — Diversified — 3.2%
Rockwell Automation, Inc.	15,730	1,959,171
Roper Industries, Inc.	15,480	2,066,735

		4,025,906

Media — 1.5%
Liberty Global PLC, Class A*	22,310	928,096
Liberty Global PLC, Series C	22,310	908,240

		1,836,336

Oil & Gas — 4.5%
Cabot Oil & Gas Corp.	52,880	1,791,574
Concho Resources, Inc.*	16,310	1,997,975
Gulfport Energy Corp.*	24,850	1,768,823

		5,558,372

Packaging and Containers — 1.2%
Rock-Tenn Co., Class A	13,950	1,472,702

Pharmaceuticals — 6.1%
Actavis PLC	13,150	2,706,928
AmerisourceBergen Corp.	26,360	1,728,952
Endo Health Solutions Inc*	13,480	925,402
Mylan, Inc.*	25,030	1,222,215
Perrigo Co. PLC	6,860	1,060,968

		7,644,465

Retail — 5.5%
Dunkin’ Brands Group, Inc.	35,940	1,803,469
Kate Spade & Co.*	48,440	1,796,640

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Mid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
PVH Corp.	15,030	$1,875,293
Tractor Supply Co.	19,100	1,349,033

		6,824,435

Semiconductors — 9.7%
Avago Technologies Ltd.	48,800	3,143,208
Cavium, Inc.*	46,120	2,016,828
KLA-Tencor Corp.	19,130	1,322,648
NXP Semiconductors N.V.*	41,940	2,466,491
Teradyne, Inc.*	78,650	1,564,349
Xilinx, Inc.	29,620	1,607,477

		12,121,001

Software — 7.0%
Cerner Corp.*	26,510	1,491,187
Cornerstone OnDemand, Inc.*	34,730	1,662,525
ServiceNow, Inc.*	31,630	1,895,270
Tableau Software, Inc., Class A*	16,670	1,268,254
Veeva Systems, Inc.*	37,350	997,245
Workday, Inc., Class A*	16,180	1,479,337

		8,793,818

Telecommunications — 1.8%
Ciena Corp.*	46,230	1,051,270
SBA Communications Corp., Class A*	12,740	1,158,831

		2,210,101

Transportation — 1.0%
Genesee & Wyoming, Inc., Class A*	12,370	1,203,848

TOTAL COMMON STOCKS (Cost $93,120,034)		122,607,348

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,233,046)	2,233,046	2,233,046

TOTAL INVESTMENTS — 100.0% (Cost $95,353,080)(a)		$124,840,394

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $95,358,830. Net unrealized appreciation was $29,481,564. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $30,447,501 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $965,937.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Mid Cap Growth Fund

Country Weightings as of 03/31/2014††
United States	89%
Singapore	3
Ireland	2
Netherlands	2
United Kingdom	2
Canada	1
Hong Kong	1

Total	100%

††	% of total investments as of March 31, 2014

Penn Series Funds, Inc.

Mid Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$122,607,348	$122,607,348	$—	$—
SHORT-TERM INVEST- MENTS	2,233,046	2,233,046	—	—

TOTAL INVEST- MENTS	$124,840,394	$124,840,394	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Mid Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 89.1%
Aerospace & Defense — 4.4%
General Dynamics Corp.	44,150	$4,808,818
Spirit Aerosystems Holdings, Inc., Class A*	106,100	2,990,959

		7,799,777

Auto Parts & Equipment — 2.5%
Lear Corp.	30,400	2,545,088
TRW Automotive Holdings Corp.*	22,800	1,860,936

		4,406,024

Banks — 7.6%
BB&T Corp.	52,200	2,096,874
Comerica, Inc.	52,700	2,729,860
Huntington Bancshares, Inc.	268,100	2,672,957
M&T Bank Corp.	23,100	2,802,030
State Street Corp.	47,600	3,310,580

		13,612,301

Chemicals — 2.5%
Ashland, Inc.	44,000	4,377,120

Commercial Services — 9.2%
Avis Budget Group, Inc.*	37,400	1,821,380
Hertz Global Holdings, Inc.*	128,900	3,433,896
The ADT Corp.	183,000	5,480,850
The Western Union Co.	199,100	3,257,276
Tyco International Ltd.	58,300	2,471,920

		16,465,322

Computers — 3.4%
Cadence Design Systems, Inc.*	125,700	1,953,378
Teradata Corp.*	82,500	4,058,175

		6,011,553

Cosmetics & Personal Care — 1.4%
Elizabeth Arden, Inc.*	82,000	2,419,820

Electric — 5.6%
AES Corp.	288,100	4,114,068
Edison International	60,300	3,413,583
Pinnacle West Capital Corp.	45,900	2,508,894

		10,036,545

Electronics — 2.7%
Dolby Laboratories, Inc., Class A*	41,700	1,855,650
Flextronics International Ltd.*	319,400	2,951,256

		4,806,906

Engineering & Construction — 1.4%
KBR, Inc.	94,500	2,521,260

Environmental Control — 3.0%
Covanta Holding Corp.	186,400	3,364,520
Republic Services, Inc.	57,000	1,947,120

		5,311,640

Food — 1.9%
Safeway, Inc.	90,200	3,331,988

Gas — 1.8%
CenterPoint Energy, Inc.	138,900	3,290,541

	Number of Shares	Value†

Hand & Machine Tools — 1.0%
Regal-Beloit Corp.	24,700	$1,795,937

Healthcare Products — 3.7%
Covidien PLC	49,000	3,609,340
Zimmer Holdings, Inc.	32,100	3,036,018

		6,645,358

Home Furnishings — 0.8%
Select Comfort Corp.*	82,400	1,489,792

Internet — 1.4%
Symantec Corp.	125,600	2,508,232

Miscellaneous Manufacturing — 3.5%
Textron, Inc.	90,900	3,571,461
Valmont Industries, Inc.	17,400	2,589,816

		6,161,277

Oil & Gas — 3.9%
Devon Energy Corp.	66,600	4,457,538
Energy Transfer Partners, LP	14,775	794,747
Southwestern Energy Co.*	36,400	1,674,764

		6,927,049

Oil & Gas Services — 1.9%
Cameron International Corp.*	54,700	3,378,819

Pharmaceuticals — 2.3%
Cardinal Health, Inc.	25,400	1,777,492
Omnicare, Inc.	40,300	2,404,701

		4,182,193

Retail — 11.9%
Bed Bath & Beyond, Inc.*	38,600	2,655,680
Best Buy Co., Inc.	132,200	3,491,402
CVS Caremark Corp.	50,800	3,802,888
Darden Restaurants, Inc.	34,300	1,741,068
Express, Inc.*	177,400	2,817,112
Kohl’s Corp.	64,800	3,680,640
Office Depot, Inc.*	714,800	2,952,124

		21,140,914

Savings & Loans — 2.7%
BankUnited, Inc.	86,700	3,014,559
People’s United Financial, Inc.	115,900	1,723,433

		4,737,992

Semiconductors — 2.2%
Skyworks Solutions, Inc.*	102,300	3,838,296

Software — 4.3%
Check Point Software Technologies Ltd.*	49,200	3,327,396
Nuance Communications, Inc.*	247,788	4,254,520

		7,581,916

Telecommunications — 2.1%
Amdocs Ltd.	79,500	3,693,570

TOTAL COMMON STOCKS (Cost $126,327,155)		158,472,142

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Mid Cap Value Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 5.3%
Building & Real Estate — 2.8%
Starwood Property Trust, Inc.	131,100	$3,092,649
Starwood Waypoint Residential Trust*	63,720	1,834,499

		4,927,148

Diversified — 2.5%
Corrections Corporation of America	142,317	4,457,369

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,284,056)		9,384,517

SHORT-TERM INVESTMENTS — 5.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $10,037,480)	10,037,480	10,037,480

TOTAL INVESTMENTS — 100.0% (Cost $145,648,691)(a)		$177,894,139

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $145,648,691. Net unrealized appreciation was $32,245,448. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $34,449,308 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,203,860.

LP — Limited Partnership.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Mid Cap Value Fund

Country Weightings as of 03/31/2014††
United States	93%
Ireland	2
Israel	2
Singapore	2
Bermuda	1

Total	100%

††	% of total investments as of March 31, 2014

Penn Series Funds, Inc.

Mid Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$158,472,142	$158,472,142	$—	$—
REAL ESTATE INVESTMENT TRUSTS	9,384,517	9,384,517	—	—
SHORT-TERM INVESTMENTS	10,037,480	10,037,480	—	—

TOTAL INVEST- MENTS	$177,894,139	$177,894,139	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — 92.2%
Aerospace & Defense — 2.1%
BAE Systems PLC	53,600	$370,123
General Dynamics Corp.	5,061	551,244
Northrop Grumman Corp.	1,900	234,422
Rockwell Collins, Inc.	4,510	359,312

		1,515,101

Airlines — 0.7%
Southwest Airlines Co.	21,500	507,615

Apparel — 0.3%
Coach, Inc.	4,350	216,021

Auto Parts & Equipment — 0.4%
Autoliv, Inc.	2,720	272,952

Banks — 10.4%
BOK Financial Corp.	4,676	322,878
Comerica, Inc.	8,621	446,568
Commerce Bancshares, Inc.	19,113	887,225
Cullen/Frost Bankers, Inc.	7,563	586,359
KeyCorp	15,890	226,274
M&T Bank Corp.	7,510	910,963
Northern Trust Corp.	31,210	2,046,128
State Street Corp.	3,219	223,881
SunTrust Banks, Inc.	13,920	553,877
The PNC Financial Services Group, Inc.	9,921	863,127
Westamerica Bancorporation	10,550	570,544

		7,637,824

Beverages — 0.5%
Dr. Pepper Snapple Group, Inc.	6,551	356,767

Biotechnology — 0.5%
Bio-Rad Laboratories, Inc., Class A*	2,891	370,395

Commercial Services — 2.9%
The ADT Corp.	49,217	1,474,049
Tyco International Ltd.	15,670	664,408

		2,138,457

Computers — 2.4%
SanDisk Corp.	8,540	693,362
Western Digital Corp.	11,379	1,044,820

		1,738,182

Diversified Financial Services — 0.9%
Franklin Resources, Inc.	10,228	554,153
The Charles Schwab Corp.	4,060	110,960

		665,113

Electric — 9.6%
Ameren Corp.	11,530	475,036
Consolidated Edison, Inc.	15,230	817,090
Empire District Electric Co.	8,620	209,638
Great Plains Energy, Inc.	37,000	1,000,480
Northeast Utilities	9,900	450,450
NorthWestern Corp.	7,810	370,428
PG&E Corp.	17,390	751,248
Portland General Electric Co.	12,041	389,406
The Southern Co.	12,150	533,871

	Number of Shares	Value†

Electric — (continued)
Westar Energy, Inc.	33,879	$1,191,186
Xcel Energy, Inc.	28,170	855,241

		7,044,074

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.	1,670	168,236

Electronics — 2.7%
Agilent Technologies, Inc.	8,521	476,494
Brady Corp., Class A	8,249	223,961
Koninklijke Philips NV	21,974	772,104
TE Connectivity Ltd.	8,930	537,675

		2,010,234

Entertainment — 0.5%
International Game Technology	28,720	403,803

Environmental Control — 3.7%
Republic Services, Inc.	70,298	2,401,380
Waste Management, Inc.	8,420	354,229

		2,755,609

Food — 6.8%
Campbell Soup Co.	7,050	316,404
ConAgra Foods, Inc.	14,279	443,077
Danone S.A.	4,870	344,383
General Mills, Inc.	9,150	474,153
Kellogg Co.	6,380	400,090
Kraft Foods Group, Inc.	8,470	475,167
Mondelez International, Inc., Class A	15,201	525,194
Sysco Corp.	32,390	1,170,251
The Hillshire Brands Co.	23,599	879,299

		5,028,018

Gas — 2.4%
AGL Resources, Inc.	5,165	252,878
Atmos Energy Corp.	2,664	125,554
Southwest Gas Corp.	2,275	121,599
The Laclede Group, Inc.	18,957	893,823
WGL Holdings, Inc.	9,924	397,555

		1,791,409

Hand & Machine Tools — 1.0%
Regal-Beloit Corp.	4,028	292,876
Stanley Black & Decker, Inc.	5,890	478,504

		771,380

Healthcare Products — 7.1%
Becton Dickinson & Co.	2,960	346,557
Boston Scientific Corp.*	35,220	476,174
CareFusion Corp.*	21,920	881,622
Hospira, Inc.*	16,748	724,351
Medtronic, Inc.	13,080	804,943
Patterson Cos., Inc.	11,820	493,603
STERIS Corp.	7,210	344,278
Stryker Corp.	7,170	584,140
Zimmer Holdings, Inc.	5,900	558,022

		5,213,690

Healthcare Services — 2.7%
Cigna Corp.	3,559	297,995

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — (continued)
LifePoint Hospitals, Inc.*	15,300	$834,615
Quest Diagnostics, Inc.	14,480	838,682

		1,971,292

Insurance — 7.9%
ACE Ltd.	7,850	777,621
Aflac, Inc.	5,200	327,808
Arthur J Gallagher & Co.	8,960	426,317
HCC Insurance Holdings, Inc.	16,030	729,205
Marsh & McLennan Cos., Inc.	6,280	309,604
MetLife, Inc.	5,960	314,688
Reinsurance Group of America, Inc.	10,190	811,429
Symetra Financial Corp.	10,950	217,029
The Allstate Corp.	7,960	450,377
The Chubb Corp.	6,980	623,314
The Travelers Cos., Inc.	4,590	390,609
Unum Group	12,110	427,604

		5,805,605

Iron & Steel — 0.8%
Nucor Corp.	11,140	563,016

Leisure Time — 0.8%
Carnival Corp.	15,230	576,608

Metal Fabricate/Hardware — 0.5%
Constellium N.V. Class A*	13,127	385,277

Mining — 0.4%
Newmont Mining Corp.	12,920	302,845

Miscellaneous Manufacturing — 0.6%
Textron, Inc.	11,361	446,374

Oil & Gas — 7.9%
Apache Corp.	13,190	1,094,110
Devon Energy Corp.	11,060	740,246
Imperial Oil Ltd.	43,920	2,045,230
Murphy Oil Corp.	9,880	621,057
Southwestern Energy Co.*	15,150	697,051
Williams Partners LP	11,639	592,891

		5,790,585

Oil & Gas Services — 0.5%
Cameron International Corp.*	5,943	367,099

Packaging and Containers — 1.2%
Bemis Co., Inc.	12,970	508,943
Sonoco Products Co.	9,280	380,665

		889,608

Retail — 3.6%
Bed Bath & Beyond, Inc.*	3,130	215,344
CST Brands, Inc.	12,431	388,345
Family Dollar Stores, Inc.	4,220	244,802
Lowe’s Cos., Inc.	22,100	1,080,690
Target Corp.	11,830	715,833

		2,645,014

Savings & Loans — 1.4%
Capitol Federal Financial, Inc.	13,770	172,814

	Number of Shares	Value†

Savings & Loans — (continued)
People’s United Financial, Inc.	58,630	$871,828

		1,044,642

Semiconductors — 6.2%
Analog Devices, Inc.	4,390	233,285
Applied Materials, Inc.	69,820	1,425,725
KLA-Tencor Corp.	7,430	513,710
Maxim Integrated Products, Inc.	16,236	537,736
Microchip Technology, Inc.	7,500	358,200
Micron Technology, Inc.*	27,140	642,132
Teradyne, Inc.*	42,282	840,989

		4,551,777

Telecommunications — 1.9%
CenturyLink, Inc.	22,491	738,604
Harris Corp.	2,928	214,213
Rogers Communications, Inc., Class B	11,576	479,689

		1,432,506

Transportation — 0.7%
Heartland Express, Inc.	9,517	215,941
Werner Enterprises, Inc.	11,849	302,268

		518,209

TOTAL COMMON STOCKS (Cost $60,761,693)		67,895,337

REAL ESTATE INVESTMENT TRUSTS — 4.1%
Building & Real Estate — 1.1%
Annaly Capital Management, Inc.	58,280	639,331
Capstead Mortgage Corp.	15,330	194,078

		833,409

Diversified — 1.0%
Corrections Corporation of America	23,208	726,875

Office Property — 1.6%
Empire State Realty Trust, Inc.	23,931	361,597
Piedmont Office Realty Trust, Inc., Class A	47,170	808,966

		1,170,563

Strip Centers — 0.4%
Federal Realty Investment Trust	2,410	276,475

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,302,036)		3,007,322

EXCHANGE TRADED FUNDS — 1.7%
Investment Companies — 1.7%
Ishares Russell MidCap Value Index Fund (Cost $1,175,286)	17,958	1,234,253

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,516,186)	1,516,186	1,516,186

TOTAL INVESTMENTS — 100.0% (Cost $66,755,201)(a)		$73,653,098

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Mid Core Value Fund

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $67,030,399. Net unrealized appreciation was $6,622,699. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,070,049 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,447,350.

LP — Limited Partnership.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Mid Core Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$67,895,337	$67,895,337	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,007,322	3,007,322	—	—
EXCHANGE TRADED FUNDS	1,234,253	1,234,253	—	—
SHORT-TERM INVESTMENTS	1,516,186	1,516,186	—	—

TOTAL INVESTMENTS	$73,653,098	$73,653,098	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Smid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 95.3%
Aerospace & Defense — 1.9%
B/E Aerospace, Inc.*	15,070	$1,307,925

Airlines — 2.5%
Copa Holdings S.A., Class A	7,110	1,032,301
Spirit Airlines, Inc.*	10,330	613,602

		1,645,903

Apparel — 2.7%
Skechers U.S.A., Inc., Class A*	17,404	635,942
Under Armour, Inc., Class A*	10,310	1,181,939

		1,817,881

Auto Parts & Equipment — 1.5%
BorgWarner, Inc.	16,020	984,749

Banks — 2.5%
First Republic Bank	12,390	668,936
Texas Capital Bancshares, Inc.*	15,170	985,140

		1,654,076

Beverages — 2.3%
Constellation Brands, Inc., Class A*	18,340	1,558,350

Biotechnology — 4.1%
Alkermes PLC*	14,500	639,305
Alnylam Pharmaceuticals, Inc.*	8,760	588,146
Insmed, Inc.*	23,290	443,442
Novavax, Inc.*	35,060	158,822
NPS Pharmaceuticals, Inc.*	13,061	390,916
Puma Biotechnology, Inc.*	3,510	365,531
Tekmira Pharmaceuticals Corp*	8,742	187,865

		2,774,027

Chemicals — 1.5%
WR Grace & Co.*	10,444	1,035,731

Commercial Services — 12.4%
Alliance Data Systems Corp.*	3,550	967,197
CoStar Group, Inc.*	5,054	943,784
Euronet Worldwide, Inc.*	17,990	748,204
Quanta Services, Inc.*	25,330	934,677
SEI Investments Co.	20,960	704,466
The Advisory Board Co.*	12,345	793,166
Towers Watson & Co., Class A	8,030	915,822
United Rentals, Inc.*	12,800	1,215,232
Vantiv, Inc., Class A*	35,597	1,075,741

		8,298,289

Computers — 2.7%
IHS, Inc., Class A*	9,404	1,142,586
Stratasys Ltd.*	6,028	639,510

		1,782,096

Distribution & Wholesale — 1.4%
LKQ Corp.*	35,907	946,149

Diversified Financial Services — 1.8%
Affiliated Managers Group, Inc.*	4,030	806,201
Ocwen Financial Corp.*	10,520	412,174

		1,218,375

	Number of Shares	Value†

Electrical Components & Equipment — 0.8%
Acuity Brands, Inc.	4,180	$554,143

Electronics — 1.5%
FEI Co.	9,645	993,628

Food — 2.2%
Annie’s, Inc.*	18,076	726,475
United Natural Foods, Inc.*	10,960	777,283

		1,503,758

Healthcare Products — 4.3%
Bruker Corp.*	22,035	502,178
Cepheid, Inc.*	16,158	833,430
The Cooper Cos., Inc.	6,490	891,466
Wright Medical Group, Inc.*	21,556	669,745

		2,896,819

Healthcare Services — 1.2%
Envision Healthcare Holdings Inc*	23,810	805,492

Insurance — 0.9%
eHealth, Inc.*	11,520	585,216

Internet — 4.3%
ChannelAdvisor Corp.*	17,460	658,940
HomeAway, Inc.*	20,075	756,225
Shutterstock, Inc.*	7,588	550,965
Yelp, Inc.*	7,765	597,361
Zulily Inc*	5,830	292,608

		2,856,099

Machinery — Diversified — 5.4%
Chart Industries, Inc.*	8,300	660,265
Cognex Corp.*	22,660	767,267
Graco, Inc.	12,285	918,181
Wabtec Corp.	16,500	1,278,750

		3,624,463

Media — 1.6%
AMC Networks, Inc. Class A*	14,560	1,064,190

Miscellaneous Manufacturing — 3.2%
Colfax Corp.*	12,478	890,056
Movado Group, Inc.	11,000	501,050
Proto Labs, Inc.*	11,243	760,814

		2,151,920

Oil & Gas — 3.7%
Bonanza Creek Energy, Inc.*	9,575	425,130
Delek US Holdings, Inc.	18,310	531,722
Diamondback Energy, Inc.*	10,110	680,504
Gulfport Energy Corp.*	11,730	834,942

		2,472,298

Pharmaceuticals — 5.5%
BioMarin Pharmaceutical, Inc.*	9,983	680,940
GW Pharmaceuticals PLC ADR*	3,410	202,452
Jazz Pharmaceuticals PLC*	6,520	904,194
Keryx Biopharmaceuticals, Inc.*	29,613	504,605
Mallinckrodt PLC	6,780	429,920

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Smid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Salix Pharmaceuticals Ltd.*	9,020	$934,562

		3,656,673

Retail — 7.5%
Advance Auto Parts, Inc.	5,463	691,070
Domino’s Pizza, Inc.	12,540	965,204
DSW, Inc., Class A	14,306	513,013
Krispy Kreme Doughnuts, Inc.*	27,170	481,724
Lithia Motors, Inc., Class A	9,215	612,429
Lumber Liquidators Holdings, Inc.*	9,205	863,429
Restoration Hardware Holdings, Inc.*	11,751	864,756

		4,991,625

Semiconductors — 0.8%
Cavium, Inc.*	12,545	548,593

Software — 9.1%
Aspen Technology, Inc.*	20,475	867,321
athenahealth, Inc.*	5,260	842,862
Cornerstone OnDemand, Inc.*	18,315	876,739
Cvent, Inc.*	13,820	499,593
Fleetmatics Group PLC*	16,999	568,617
Guidewire Software, Inc.*	17,690	867,695
ServiceNow, Inc.*	14,645	877,528
Tableau Software, Inc., Class A*	8,760	666,461

		6,066,816

Telecommunications — 3.1%
DigitalGlobe, Inc.*	27,886	808,973
SBA Communications Corp., Class A*	10,486	953,807
Ubiquiti Networks, Inc.*	6,260	284,642

		2,047,422

Textiles — 1.2%
Mohawk Industries, Inc.*	6,070	825,399

Transportation — 1.7%
Old Dominion Freight Line, Inc.*	20,320	1,152,957

TOTAL COMMON STOCKS (Cost $50,224,248)		63,821,062

SHORT-TERM INVESTMENTS — 4.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,115,082)	3,115,082	3,115,082

TOTAL INVESTMENTS — 100.0% (Cost $53,339,330)(a)		$66,936,144

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $53,419,411. Net unrealized appreciation was $13,516,733. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $14,413,307 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $896,574.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Smid Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$63,821,062	$63,821,062	$—	$—
SHORT-TERM INVESTMENTS	3,115,082	3,115,082	—	—

TOTAL INVESTMENTS	$66,936,144	$66,936,144	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Smid Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 90.5%
Auto Parts & Equipment — 5.5%
Dana Holding Corp.	40,020	$931,266
Lear Corp.	11,360	951,059
Tenneco, Inc.*	14,480	840,854
TRW Automotive Holdings Corp.*	10,720	874,966

		3,598,145

Banks — 8.9%
Associated Banc-Corp.	33,240	600,315
CapitalSource, Inc.	44,950	655,821
Comerica, Inc.	18,405	953,379
Huntington Bancshares, Inc.	90,300	900,291
Popular, Inc.*	24,819	769,141
Susquehanna Bancshares, Inc.	44,160	502,982
Webster Financial Corp.	18,140	563,428
Zions Bancorporation	29,190	904,306

		5,849,663

Biotechnology — 0.5%
Theravance, Inc.*	10,150	314,041

Chemicals — 1.4%
Huntsman Corp.	36,450	890,109

Commercial Services — 1.9%
Booz Allen Hamilton Holding Corp.	19,490	428,780
Convergys Corp.	35,790	784,159

		1,212,939

Computers — 1.5%
Brocade Communications Systems, Inc.*	50,490	535,699
Insight Enterprises, Inc.*	18,170	456,249

		991,948

Distribution & Wholesale — 1.4%
Arrow Electronics, Inc.*	16,000	949,760

Diversified Financial Services — 1.4%
Aircastle Ltd.	9,050	175,389
E*TRADE Financial Corp.*	31,030	714,311

		889,700

Diversified Operations — 1.0%
Genpact Ltd.*	37,310	649,940

Electric — 2.6%
PNM Resources, Inc.	31,800	859,554
Westar Energy, Inc.	23,420	823,447

		1,683,001

Electrical Components & Equipment — 0.8%
General Cable Corp.	20,440	523,468

Electronics — 4.8%
Avnet, Inc.	21,200	986,436
Jabil Circuit, Inc.	42,220	759,960
TTM Technologies, Inc.*	57,720	487,734
Vishay Intertechnology, Inc.	62,470	929,554

		3,163,684

Engineering & Construction — 3.7%
AECOM Technology Corp.*	15,990	514,398
Granite Construction, Inc.	12,970	517,892

	Number of Shares	Value†

Engineering & Construction — (continued)
Tutor Perini Corp.*	26,740	$766,636
URS Corp.	12,850	604,721

		2,403,647

Entertainment — 1.0%
Regal Entertainment Group, Class A	34,360	641,845

Food — 0.9%
Dean Foods Co.	40,075	619,560

Gas — 3.7%
Atmos Energy Corp.	17,765	837,265
Southwest Gas Corp.	13,860	740,817
UGI Corp.	18,220	831,014

		2,409,096

Hand & Machine Tools — 1.0%
Kennametal, Inc.	14,300	633,490

Healthcare Services — 3.7%
Health Net, Inc.*	27,740	943,437
LifePoint Hospitals, Inc.*	12,870	702,059
Molina Healthcare, Inc.*	21,440	805,286

		2,450,782

Home Builders — 3.4%
Meritage Homes Corp.*	15,960	668,405
PulteGroup, Inc.	36,640	703,122
Thor Industries, Inc.	14,340	875,600

		2,247,127

Household Products & Wares — 2.0%
Avery Dennison Corp.	14,330	726,101
Helen of Troy Ltd.*	8,800	609,224

		1,335,325

Insurance — 8.9%
American Financial Group, Inc.	16,580	956,832
Aspen Insurance Holdings Ltd.	22,650	899,205
Essent Group Ltd.*	4,180	93,883
Genworth Financial, Inc., Class A*	61,880	1,097,132
PartnerRe Ltd.	5,500	569,250
Reinsurance Group of America, Inc.	8,005	637,438
Unum Group	21,145	746,630
Validus Holdings Ltd.	22,440	846,212

		5,846,582

Internet — 1.3%
CDW Corp.	31,080	852,835

Iron & Steel — 3.1%
Commercial Metals Co.	34,750	656,080
Reliance Steel & Aluminum Co.	8,910	629,580
Steel Dynamics, Inc.	41,620	740,420

		2,026,080

Machinery — Construction & Mining — 1.2%
Terex Corp.	17,830	789,869

Media — 1.5%
Gannett Co., Inc.	35,520	980,352

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Smid Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Office Furnishings — 1.1%
Steelcase, Inc., Class A	42,270	$702,105

Oil & Gas — 4.5%
Bill Barrett Corp.*	33,150	848,640
Cimarex Energy Co.	4,010	477,631
Rosetta Resources, Inc.*	17,790	828,658
Stone Energy Corp.*	18,260	766,372

		2,921,301

Oil & Gas Services — 0.6%
Helix Energy Solutions Group, Inc.*	17,830	409,733

Packaging and Containers — 1.2%
Graphic Packaging Holding Co.*	79,280	805,485

Retail — 4.2%
DineEquity, Inc.	7,020	548,051
GameStop Corp., Class A	17,430	716,373
Office Depot, Inc.*	179,930	743,111
The Children’s Place Retail Stores, Inc.	15,190	756,614

		2,764,149

Savings & Loans — 1.1%
First Niagara Financial Group, Inc.	78,400	740,880

Semiconductors — 3.4%
Entegris, Inc.*	47,120	570,623
Lam Research Corp.*	14,380	790,900
MKS Instruments, Inc.	8,380	250,478
Teradyne, Inc.*	31,510	626,734

		2,238,735

Software — 1.3%
Electronic Arts, Inc.*	28,570	828,816

Telecommunications — 3.4%
Amdocs Ltd.	17,465	811,424
Anixter International, Inc.	6,260	635,515
Harris Corp.	10,810	790,860

		2,237,799

Transportation — 2.6%
Con-way, Inc.	20,300	833,924
Ryder System, Inc.	11,170	892,706

		1,726,630

TOTAL COMMON STOCKS (Cost $44,399,321)		59,328,621

REAL ESTATE INVESTMENT TRUSTS — 8.9%
Apartments — 2.0%
Camden Property Trust	7,940	534,680
Mid-America Apartment Communities, Inc.	11,290	770,768

		1,305,448

Diversified — 0.8%
STAG lndustrial, Inc.	19,940	480,554

Healthcare — 2.3%
LTC Properties, Inc.	19,730	742,440

	Number of Shares	Value†

Healthcare — (continued)
Medical Properties Trust, Inc.	59,790	$764,714

		1,507,154

Hotels & Resorts — 1.1%
DiamondRock Hospitality Co.	61,670	724,623

Office Property — 1.8%
BioMed Realty Trust, Inc.	25,470	521,880
Parkway Properties, Inc.	37,220	679,265

		1,201,145

Strip Centers — 0.9%
DDR Corp.	36,040	593,939

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,458,096)		5,812,863

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $403,119)	403,119	403,119

TOTAL INVESTMENTS — 100.0% (Cost $50,260,536)(a)		$65,544,603

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $50,369,968. Net unrealized appreciation was $15,174,635. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $15,891,207 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $716,572.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Smid Cap Value Fund

Country Weightings as of 03/31/2014††
United States	94%
Bermuda	5
Puerto Rico	1

Total	100%

††	% of total investments as of March 31, 2014

Penn Series Funds, Inc.

Smid Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$59,328,621	$59,328,621	$—	$—
REAL ESTATE INVESTMENT TRUSTS	5,812,863	5,812,863	—	—
SHORT-TERM INVESTMENTS	403,119	403,119	—	—

TOTAL INVESTMENTS	$65,544,603	$65,544,603	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 96.6%
Aerospace & Defense — 3.2%
HEICO Corp., Class A	48,818	$2,119,189
TransDigm Group, Inc.	3,520	651,904

		2,771,093

Apparel — 6.2%
Carter’s, Inc.	26,885	2,087,620
Gildan Activewear, Inc.	12,754	642,547
Quiksilver, Inc.*	54,420	408,694
Vince Holding Corp.*	21,870	576,493
Wolverine World Wide, Inc.	58,550	1,671,603

		5,386,957

Banks — 2.6%
Bank of the Ozarks, Inc.	10,405	708,164
City National Corp.	6,070	477,830
SVB Financial Group*	8,060	1,037,967

		2,223,961

Biotechnology — 2.7%
Alkermes PLC*	14,861	655,222
Incyte Corp. Ltd.*	13,256	709,461
Mediwound Ltd. *	16,240	234,018
NPS Pharmaceuticals, Inc.*	20,113	601,982
Puma Biotechnology, Inc.*	1,005	104,661

		2,305,344

Chemicals — 1.7%
Sensient Technologies Corp.	26,050	1,469,480

Commercial Services — 11.0%
Ascent Capital Group Inc., Class A*	5,025	379,639
CoStar Group, Inc.*	4,835	902,888
Euronet Worldwide, Inc.*	45,160	1,878,205
Gartner, Inc.*	7,225	501,704
HMS Holdings Corp.*	7,980	152,019
Monro Muffler Brake, Inc.	8,135	462,719
Nord Anglia Education, Inc. *	48,040	920,927
Paylocity Corp.*	6,939	166,883
Ritchie Bros. Auctioneers, Inc.	29,170	703,872
Rollins, Inc.	12,285	371,498
SFX Entertainment, Inc.*	20,600	145,230
SP Plus Corp.*	24,340	639,412
Team Health Holdings, Inc.*	12,880	576,380
The Corporate Executive Board Co.	10,675	792,405
VistaPrint N.V.*	19,920	980,462

		9,574,243

Computers — 4.2%
Cadence Design Systems, Inc.*	85,790	1,333,176
Jack Henry & Associates, Inc.	28,405	1,583,863
Stratasys Ltd.*	6,855	727,247

		3,644,286

Distribution & Wholesale — 1.7%
WESCO International, Inc.*	17,640	1,468,001

Diversified Financial Services — 2.7%
Artisan Partners Asset Management, Inc.	5,475	351,769
Financial Engines, Inc.	11,050	561,119
LPL Financial Holdings, Inc.	13,535	711,129

	Number of Shares	Value†

Diversified Financial Services — (continued)
MarketAxess Holdings, Inc.	11,566	$684,938

		2,308,955

Electrical Components & Equipment — 1.5%
Belden, Inc.	1,245	86,652
GrafTech International Ltd.*	107,497	1,173,867

		1,260,519

Electronics — 2.9%
Measurement Specialties, Inc.*	13,860	940,401
National Instruments Corp.	14,375	412,419
OSI Systems, Inc.*	8,953	535,927
Trimble Navigation Ltd.*	16,660	647,574

		2,536,321

Entertainment — 1.5%
AMC Entertainment Holdings, Inc.*	17,165	416,251
National CineMedia, Inc.	59,425	891,375

		1,307,626

Environmental Control — 0.9%
Clean Harbors, Inc.*	15,011	822,453

Hand & Machine Tools — 2.0%
Kennametal, Inc.	39,630	1,755,609

Healthcare Products — 6.4%
Endologix, Inc.*	70,325	905,083
IDEXX Laboratories, Inc.*	3,495	424,293
LDR Holding Corp.*	26,235	900,647
Masimo Corp.*	39,780	1,086,392
Quidel Corp.*	31,545	861,178
Techne Corp.	11,065	944,619
Volcano Corp.*	20,215	398,438

		5,520,650

Home Furnishings — 0.2%
DTS, Inc.*	6,656	131,523

Household Products & Wares — 0.6%
Prestige Brands Holdings, Inc.*	20,645	562,576

Internet — 1.7%
ChannelAdvisor Corp.*	13,500	509,490
Coupons.Com, Inc.*	9,604	236,739
RingCentral, Inc., Class A*	14,180	256,658
Zillow, Inc. Class A*	5,730	504,813

		1,507,700

Leisure Time — 0.6%
Arctic Cat, Inc.	11,085	529,752

Machinery — Diversified — 2.5%
Nordson Corp.	5,470	385,580
Tennant Co.	14,260	935,741
Wabtec Corp.	11,155	864,513

		2,185,834

Miscellaneous Manufacturing — 1.4%
Polypore International, Inc.*	24,390	834,382

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Sodastream International Ltd.*	7,650	$337,365

		1,171,747

Oil & Gas — 2.7%
Athlon Energy, Inc.*	30,645	1,086,365
Phillips 66 Partners LP	15,945	774,449
Rice Energy, Inc.*	17,283	456,098

		2,316,912

Oil & Gas Services — 4.0%
Core Laboratories N.V.	2,325	461,373
Dresser-Rand Group, Inc.*	15,990	933,976
Dril-Quip, Inc.*	10,944	1,226,822
Targa Resources Corp.	8,770	870,510

		3,492,681

Pharmaceuticals — 3.3%
Ironwood Pharmaceuticals, Inc.*	37,200	458,304
Mallinckrodt PLC*	11,803	748,428
Medivation, Inc.*	9,590	617,309
Swedish Orphan Biovitrum AB*	46,486	509,225
Synageva BioPharma Corp.*	6,893	571,912

		2,905,178

Real Estate — 1.1%
Jones Lang LaSalle, Inc.	3,840	455,040
The St. Joe Co.*	23,895	459,979

		915,019

Retail — 4.6%
Biglari Holdings, Inc.*	1,850	901,856
Casey’s General Stores, Inc.	10,786	729,026
Dunkin’ Brands Group, Inc.	8,255	414,236
Hibbett Sports, Inc.*	24,180	1,278,638
Sally Beauty Holdings, Inc.*	14,200	389,080
Ulta Salon Cosmetics & Fragrance, Inc.*	3,295	321,197

		4,034,033

Semiconductors — 3.8%
Atmel Corp.*	182,795	1,528,166
ON Semiconductor Corp.*	116,295	1,093,173
Sensata Technologies Holding N.V.	16,700	712,088

		3,333,427

Software — 14.8%
Advent Software, Inc.	20,465	600,852
Amber Road, Inc.*	2,105	32,417
athenahealth, Inc.*	6,175	989,482
Blackbaud, Inc.	62,175	1,946,078
Broadridge Financial Solutions, Inc.	41,760	1,550,966
Guidewire Software, Inc.*	11,565	567,263
Informatica Corp.*	32,403	1,224,185
RealPage, Inc.*	84,591	1,536,173
Solera Holdings, Inc.	26,525	1,680,094
SS&C Technologies Holdings, Inc.*	69,335	2,774,787

		12,902,297

Telecommunications — 0.7%
NICE Systems, Ltd. ADR	14,545	649,580

	Number of Shares	Value†

Transportation — 3.4%
Expeditors International of Washington, Inc.	9,280	$367,766
Landstar System, Inc.	12,810	758,608
Old Dominion Freight Line, Inc.*	20,135	1,142,460
Saia, Inc.*	18,975	725,035

		2,993,869

TOTAL COMMON STOCKS (Cost $68,854,330)		83,987,626

SHORT-TERM INVESTMENTS — 3.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,992,799)	2,992,799	2,992,799

TOTAL INVESTMENTS — 100.0% (Cost $71,847,129)(a)		$86,980,425

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $71,958,744. Net unrealized appreciation was $15,021,681. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,254,149 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,232,468.

ADR — American Depository Receipt.

LP — Limited Partnership.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Growth Fund

Country Weightings as of 03/31/2014††
United States	91%
Canada	2
Ireland	2
Netherlands	2
Hong Kong	1
Israel	1
Sweden	1

Total	100%

††	% of total investments as of March 31, 2014

Penn Series Funds, Inc.

Small Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$83,987,626	$83,987,626	$—	$—
SHORT-TERM INVEST- MENTS	2,992,799	2,992,799	—	—

TOTAL INVESTMENTS	$86,980,425	$86,980,425	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 87.3%
Aerospace & Defense — 3.4%
Cubic Corp.	19,193	$980,187
Esterline Technologies Corp.*	23,712	2,526,276
Kaman Corp.	35,898	1,460,331
Moog, Inc., Class A*	28,430	1,862,449
Teledyne Technologies, Inc.*	13,452	1,309,283

		8,138,526

Apparel — 0.8%
Carter’s, Inc.	12,240	950,436
Steven Madden Ltd.*	23,796	856,180

		1,806,616

Auto Parts & Equipment — 0.9%
American Axle & Manufacturing Holdings, Inc.*	53,885	997,950
Tenneco, Inc.*	21,604	1,254,545

		2,252,495

Banks — 15.1%
BancorpSouth, Inc.	80,038	1,997,748
Bank of the Ozarks, Inc.	39,799	2,708,720
Banner Corp.	26,569	1,094,908
Boston Private Financial Holdings, Inc.	81,449	1,102,005
Bridge Capital Holdings*	15,736	373,887
CoBiz Financial, Inc.	32,669	376,347
Community Bank System, Inc.	28,918	1,128,380
First Financial Bankshares, Inc.	19,455	1,202,124
First Financial Holdings, Inc.	17,873	1,119,207
First Midwest Bancorp, Inc.	42,209	720,930
Glacier Bancorp, Inc.	62,437	1,815,044
Heritage Financial Corp.	16,744	283,308
Home BancShares, Inc.	36,231	1,247,071
Independent Bank Corp.	18,624	733,227
Independent Bank Group, Inc.	10,160	596,900
Lakeland Financial Corp.	12,081	485,898
MB Financial, Inc.	52,161	1,614,905
PacWest Bancorp	40,976	1,762,378
Pinnacle Financial Partners, Inc.	32,835	1,230,984
PrivateBancorp, Inc.	66,131	2,017,657
Prosperity Bancshares, Inc.	24,470	1,618,690
Sandy Spring Bancorp, Inc.	15,985	399,305
Sierra Bancorp	7,328	116,662
Signature Bank*	13,186	1,656,030
Southcoast Financial Corp.*	13,748	100,223
Southwest Bancorp, Inc.	26,301	464,476
Sterling Financial Corp.	13,720	457,288
Summit State Bank	7,808	85,420
Texas Capital Bancshares, Inc.*	35,931	2,333,359
The First of Long Island Corp.	8,052	326,992
Trico Bancshares	16,146	418,666
UMB Financial Corp.	30,573	1,978,073
ViewPoint Financial Group, Inc.	52,057	1,501,844
Webster Financial Corp.	44,935	1,395,681

		36,464,337

Biotechnology — 0.9%
Acorda Therapeutics, Inc.*	26,404	1,000,976

	Number of Shares	Value†

Biotechnology — (continued)
Exact Sciences Corp.*	82,965	$1,175,614

		2,176,590

Building Materials — 0.8%
Comfort Systems USA, Inc.	36,413	554,934
NCI Building Systems, Inc.*	31,524	550,409
Trex Co., Inc.*	10,769	787,860

		1,893,203

Chemicals — 3.9%
Axiall Corp.	6,858	308,061
H.B. Fuller Co.	18,531	894,677
Methanex Corp.	30,972	1,980,350
Minerals Technologies, Inc.	5,004	323,058
PolyOne Corp.	61,175	2,242,675
Quaker Chemical Corp.	9,331	735,563
Taminco Corp.*	41,871	879,710
Westlake Chemical Corp.	11,998	794,028
WR Grace & Co.*	12,343	1,224,055

		9,382,177

Coal — 0.6%
SunCoke Energy, Inc.*	60,179	1,374,488

Commercial Services — 1.7%
Convergys Corp.	60,851	1,333,245
Live Nation Entertainment, Inc.*	56,662	1,232,399
Monro Muffler Brake, Inc.	10,940	622,267
TrueBlue, Inc.*	27,220	796,457

		3,984,368

Computers — 1.0%
CACI International, Inc., Class A*	14,776	1,090,469
Electronics for Imaging, Inc.*	22,861	990,110
NetScout Systems, Inc.*	11,624	436,830

		2,517,409

Distribution & Wholesale — 0.5%
WESCO International, Inc.*	13,116	1,091,514

Diversified Financial Services — 1.9%
Cohen & Steers, Inc.	9,550	380,567
E*TRADE Financial Corp.*	43,860	1,009,657
Manning & Napier, Inc.	10,619	178,081
MarketAxess Holdings, Inc.	10,541	624,238
Stifel Financial Corp.*	26,412	1,314,261
Virtus Investment Partners, Inc.*	6,003	1,039,540

		4,546,344

Electric — 4.6%
ALLETE, Inc.	28,585	1,498,426
Black Hills Corp.	13,213	761,729
Cleco Corp.	52,692	2,665,161
El Paso Electric Co.	42,435	1,516,203
IDACORP, Inc.	35,274	1,956,649
NorthWestern Corp.	22,621	1,072,914
Portland General Electric Co.	53,086	1,716,801

		11,187,883

Electrical Components & Equipment — 0.9%
Belden, Inc.	15,658	1,089,797

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Littelfuse, Inc.	10,205	$955,596

		2,045,393

Electronics — 1.1%
CTS Corp.	43,238	902,809
Newport Corp.*	53,641	1,109,296
PerkinElmer, Inc.	642	28,929
Woodward, Inc.	15,372	638,399

		2,679,433

Engineering & Construction — 1.1%
EMCOR Group, Inc.	42,693	1,997,605
MYR Group, Inc.*	28,621	724,684

		2,722,289

Entertainment — 1.1%
Marriott Vacations Worldwide Corp.*	20,666	1,155,436
Vail Resorts, Inc.	20,171	1,405,919

		2,561,355

Environmental Control — 0.7%
Ceco Environmental Corp.	30,990	514,124
Progressive Waste Solutions Ltd.	43,716	1,106,452

		1,620,576

Food — 0.6%
The Hain Celestial Group, Inc.*	17,079	1,562,216

Forest Products & Paper — 0.9%
KapStone Paper and Packaging Corp.*	71,305	2,056,436

Gas — 1.1%
Southwest Gas Corp.	48,802	2,608,467

Healthcare Products — 1.2%
Alere, Inc.*	17,813	611,877
Endologix, Inc.*	61,302	788,957
Hill-Rom Holdings, Inc.	26,801	1,032,910
Tornier NV*	24,232	514,203

		2,947,947

Healthcare Services — 1.4%
Air Methods Corp.*	5,410	289,056
HealthSouth Corp.	33,294	1,196,254
Surgical Care Affiliates, Inc.*	13,796	424,227
WellCare Health Plans, Inc.*	24,596	1,562,338

		3,471,875

Home Builders — 1.0%
Meritage Homes Corp.*	21,666	907,372
Standard Pacific Corp.*	109,059	906,280
William Lyon Homes, Class A*	20,645	570,009

		2,383,661

Household Products & Wares — 1.3%
Prestige Brands Holdings, Inc.*	36,746	1,001,328
Spectrum Brands Holdings, Inc.	26,464	2,109,181

		3,110,509

Insurance — 4.8%
American Equity Investment Life Holding Co.	96,729	2,284,739

	Number of Shares	Value†

Insurance — (continued)
AMERISAFE, Inc.	2,742	$120,401
CNO Financial Group, Inc.	130,409	2,360,403
Endurance Specialty Holdings Ltd.	20,665	1,112,397
Enstar Group Ltd.*	5,349	729,122
Fidelity & Guaranty Life	19,896	469,546
Maiden Holdings Ltd.	83,546	1,042,654
Meadowbrook Insurance Group, Inc.	52,420	305,609
ProAssurance Corp.	25,681	1,143,575
Radian Group, Inc.	88,087	1,323,948
RLI Corp.	16,927	748,850

		11,641,244

Investment Companies — 1.0%
Apollo Investment Corp.	69,706	579,257
Golub Capital BDC, Inc.	19,151	341,654
New Mountain Finance Corp.	30,059	437,358
PennantPark Investment Corp.	13,417	148,258
Solar Capital Ltd.	17,020	370,696
Solar Senior Capital Ltd.	9,520	162,887
TCP Capital Corp.	6,467	107,029
THL Credit, Inc.	16,824	232,171

		2,379,310

Iron & Steel — 0.2%
Commercial Metals Co.	29,498	556,922

Leisure Time — 0.9%
Arctic Cat, Inc.	19,908	951,403
Brunswick Corp.	13,574	614,767
Diamond Resorts International, Inc.*	37,854	641,625

		2,207,795

Machinery — Diversified — 0.9%
Applied Industrial Technologies, Inc.	24,393	1,176,718
Graco, Inc.	9,358	699,417
Twin Disc, Inc.	13,691	360,621

		2,236,756

Metal Fabricate/Hardware — 0.9%
CIRCOR International, Inc.	15,633	1,146,368
Olympic Steel, Inc.	9,668	277,472
RBC Bearings, Inc.*	13,065	832,240

		2,256,080

Mining — 1.2%
Coeur Mining, Inc.*	33,671	312,804
Globe Specialty Metals, Inc.	51,150	1,064,943
Kaiser Aluminum Corp.	22,306	1,593,094

		2,970,841

Miscellaneous Manufacturing — 3.1%
Actuant Corp., Class A	41,699	1,424,021
Barnes Group, Inc.	37,977	1,460,975
Carlisle Cos., Inc.	23,211	1,841,561
Crane Co.	17,237	1,226,413
Koppers Holdings, Inc.	2,309	95,200
Movado Group, Inc.	29,064	1,323,865

		7,372,035

Oil & Gas — 4.4%
Approach Resources, Inc.*	31,115	650,615

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Delek US Holdings, Inc.	22,154	$643,352
Laredo Petroleum, Inc.*	76,884	1,988,220
Penn Virginia Corp.*	31,921	558,298
Rex Energy Corp.*	122,990	2,301,143
Rice Energy, Inc.*	62,449	1,648,029
RSP Permian, Inc.*	57,927	1,673,511
Western Refining, Inc.	29,950	1,156,070

		10,619,238

Oil & Gas Services — 2.7%
Dril-Quip, Inc.*	6,587	738,403
Forum Energy Technologies, Inc.*	62,587	1,938,945
Newpark Resources, Inc.*	146,428	1,676,601
Tesco Corp.*	16,737	309,634
TETRA Technologies, Inc.*	73,931	946,317
Thermon Group Holdings, Inc.*	34,095	790,322

		6,400,222

Packaging and Containers — 0.4%
Graphic Packaging Holding Co.*	99,865	1,014,628

Pharmaceuticals — 0.4%
Infinity Pharmaceuticals, Inc.*	83,690	995,074

Real Estate — 0.7%
Kennedy-Wilson Holdings, Inc.	75,799	1,706,236

Retail — 3.9%
Asbury Automotive Group, Inc.*	20,214	1,118,036
Bloomin’ Brands, Inc.*	36,650	883,265
First Cash Financial Services, Inc.*	13,428	677,577
GNC Holdings, Inc., Class A	25,858	1,138,269
HSN, Inc.	24,489	1,462,728
Jack in the Box, Inc.*	18,739	1,104,477
Kate Spade & Co.*	15,089	559,651
Office Depot, Inc.*	132,034	545,301
Shoe Carnival, Inc.	21,408	493,240
Susser Holdings Corp.*	19,100	1,193,177
The Men’s Wearhouse, Inc.	5,283	258,761

		9,434,482

Savings & Loans — 1.7%
Brookline Bancorp, Inc.	35,226	331,829
Dime Community Bancshares, Inc.	24,287	412,393
Flushing Financial Corp.	34,373	724,239
Home Loan Servicing Solutions Ltd.	39,443	851,969
Oritani Financial Corp.	30,831	487,438
Provident Financial Services, Inc.	44,288	813,571
WSFS Financial Corp.	6,582	470,152

		4,091,591

Semiconductors — 4.1%
Cabot Microelectronics Corp.*	29,255	1,287,220
Entegris, Inc.*	102,444	1,240,597
Fairchild Semiconductor International, Inc.*	70,961	978,552
Intersil Corp., Class A	116,157	1,500,748
Micrel, Inc.	40,622	450,092
MKS Instruments, Inc.	49,458	1,478,300
PMC-Sierra, Inc.*	111,699	850,029

	Number of Shares	Value†

Semiconductors — (continued)
Semtech Corp.*	40,119	$1,016,616
TriQuint Semiconductor, Inc.*	82,901	1,110,044

		9,912,198

Software — 3.8%
Allscripts Healthcare Solutions, Inc.*	100,566	1,813,205
Digi International, Inc.*	32,720	332,108
Everyday Health, Inc.*	33,500	468,665
Monotype Imaging Holdings, Inc.	25,873	779,812
PTC, Inc.*	27,582	977,230
Quality Systems, Inc.	55,110	930,257
RADWARE Ltd.*	52,151	922,030
SS&C Technologies Holdings, Inc.*	34,658	1,387,013
Verint Systems, Inc.*	30,910	1,450,606

		9,060,926

Storage & Warehousing — 0.5%
Mobile Mini, Inc.	27,327	1,184,899

Telecommunications — 2.0%
ADTRAN, Inc.	32,133	784,367
Anixter International, Inc.	17,024	1,728,276
Extreme Networks, Inc.*	13,114	76,061
Premiere Global Services, Inc.*	121,542	1,465,797
West Corp.	31,958	764,755

		4,819,256

Textiles — 0.5%
G&K Services, Inc., Class A	20,310	1,242,363

Transportation — 0.7%
Celadon Group, Inc.	12,827	308,361
Forward Air Corp.	25,386	1,170,548
Gulfmark Offshore, Inc., Class A	6,387	287,032

		1,765,941

TOTAL COMMON STOCKS (Cost $155,495,596)		210,454,144

REAL ESTATE INVESTMENT TRUSTS — 10.9%
Apartments — 1.4%
American Campus Communities, Inc.	61,658	2,302,926
Mid-America Apartment Communities, Inc.	16,694	1,139,700

		3,442,626

Building & Real Estate — 2.3%
Apollo Commercial Real Estate Finance, Inc.	83,520	1,388,938
Blackstone Mortgage Trust, Inc., Class A	57,819	1,662,296
MFA Financial, Inc.	176,189	1,365,465
Two Harbors Investment Corp.	110,361	1,131,200

		5,547,899

Diversified — 1.3%
CoreSite Realty Corp.	16,079	498,449
DuPont Fabros Technology, Inc.	47,816	1,150,931
PS Business Parks, Inc.	18,326	1,532,420

		3,181,800

Healthcare — 0.8%
Healthcare Trust of America, Inc.*	68,160	776,342

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Healthcare — (continued)
National Health Investors, Inc.	19,586	$1,184,170

		1,960,512

Hotels & Resorts — 1.6%
Chesapeake Lodging Trust	56,161	1,445,023
Pebblebrook Hotel Trust	39,003	1,317,131
Strategic Hotels & Resorts, Inc.*	110,607	1,127,085

		3,889,239

Office Property — 1.4%
Highwoods Properties, Inc.	47,120	1,809,879
Hudson Pacific Properties, Inc.	63,869	1,473,458

		3,283,337

Regional Malls — 0.6%
CBL & Associates Properties, Inc.	87,567	1,554,314

Storage & Warehousing — 0.9%
CubeSmart	119,498	2,050,586

Strip Centers — 0.6%
Acadia Realty Trust	55,787	1,471,661

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,482,177)		26,381,974

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,327,446)	4,327,446	4,327,446

TOTAL INVESTMENTS — 100.0% (Cost $182,305,219)(a)		$241,163,564

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $182,819,861. Net unrealized appreciation was $58,343,703. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $60,718,181 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,374,478.

Penn Series Funds, Inc.

Small Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$210,454,144	$210,454,144	$—	$—
REAL ESTATE INVESTMENT TRUSTS	26,381,974	26,381,974	—	—
SHORT-TERM INVESTMENTS	4,327,446	4,327,446	—	—

TOTAL INVEST- MENTS	$241,163,564	$241,163,564	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — 89.8%
Advertising — 0.1%
Harte-Hanks, Inc.	1,678	$14,833
Marchex, Inc., Class B	745	7,830
Marin Software, Inc.*	700	7,399
MDC Partners, Inc.,Class A	1,500	34,230
Millennial Media, Inc.*	1,400	9,688
Sizmek, Inc.*	757	8,047
Valuevision Media, Inc.*	1,700	8,262

		90,289

Aerospace & Defense — 1.5%
AAR Corp.	1,569	40,716
AeroVironment, Inc.*	718	28,900
Astronics Corp.*	637	40,392
Cubic Corp.	869	44,380
Curtiss-Wright Corp.	1,826	116,024
Ducommun, Inc.*	400	10,024
Esterline Technologies Corp.*	1,240	132,110
GenCorp, Inc.*	2,440	44,579
HEICO Corp.	2,615	157,318
Kaman Corp.	1,048	42,633
Kratos Defense & Security Solutions, Inc.*	2,422	18,262
LMI Aerospace, Inc.*	653	9,207
M/A-COM Technology Solutions Holdings, Inc.*	500	10,275
Moog, Inc., Class A*	1,791	117,328
National Presto Industries, Inc.	146	11,394
Orbital Sciences Corp.*	2,596	72,428
Teledyne Technologies, Inc.*	1,504	146,384

		1,042,354

Agriculture — 0.3%
Alico, Inc.	51	1,923
Alliance One International, Inc.*	2,256	6,587
Griffin Land & Nurseries, Inc.	40	1,210
Limoneira Co.	600	13,608
Tejon Ranch Co.*	688	23,275
The Andersons, Inc.	1,132	67,060
Universal Corp.	855	47,786
Vector Group Ltd.	2,769	59,644

		221,093

Airlines — 0.5%
Allegiant Travel Co.	601	67,270
Hawaiian Holdings, Inc.*	2,526	35,263
JetBlue Airways Corp.*	9,528	82,798
Republic Airways Holdings, Inc.*	1,901	17,375
SkyWest, Inc.	1,881	24,002
Spirit Airlines, Inc.*	2,400	142,560

		369,268

Apparel — 1.0%
Columbia Sportswear Co.	511	42,234
Crocs, Inc.*	3,700	57,720
G-III Apparel Group Ltd.*	704	50,392
Iconix Brand Group, Inc.*	1,942	76,262
Jones Group, Inc.	3,165	47,380
Oxford Industries, Inc.	508	39,726
Perry Ellis International, Inc.*	414	5,688
Quiksilver, Inc.*	5,560	41,756

	Number of Shares	Value†

Apparel — (continued)
RG Barry Corp.	200	$3,776
Skechers U.S.A., Inc., Class A*	1,616	59,049
Steven Madden Ltd.*	2,449	88,115
Unifi, Inc.*	760	17,533
Vince Holding Corp.*	400	10,544
Weyco Group, Inc.	100	2,702
Wolverine World Wide, Inc.	4,182	119,396

		662,273

Auto Manufacturers — 0.1%
Wabash National Corp.*	3,100	42,656

Auto Parts & Equipment — 1.1%
Accuride Corp.*	1,000	4,430
American Axle & Manufacturing Holdings, Inc.*	2,416	44,744
Commercial Vehicle Group, Inc.*	600	5,472
Cooper Tire & Rubber Co.	2,549	61,941
Dana Holding Corp.	5,896	137,200
Dorman Products, Inc.*	992	58,588
Douglas Dynamics, Inc.	1,200	20,904
Federal-Mogul Corp.*	916	17,138
Fuel Systems Solutions, Inc.*	634	6,822
Gentherm, Inc.*	1,468	50,969
Meritor, Inc.*	3,645	44,651
Miller Industries, Inc.	443	8,652
Modine Manufacturing Co.*	2,077	30,428
Remy International, Inc.	600	14,172
Spartan Motors, Inc.	917	4,713
Standard Motor Products, Inc.	700	25,039
Superior Industries International, Inc.	1,119	22,928
Tenneco, Inc.*	2,400	139,368
Titan International, Inc.	1,913	36,328
Tower International, Inc.*	200	5,444

		739,931

Banks — 7.0%
1st Source Corp.	626	20,088
1st United Bancorp, Inc.	1,500	11,490
Access National Corp.	600	9,726
American National Bankshares, Inc.	400	9,408
Ameris Bancorp*	947	22,065
Ames National Corp.	199	4,386
Arrow Financial Corp.	364	9,624
Bancfirst Corp.	360	20,387
Banco Latinoamericano de Exportaciones S.A., Class E	1,110	29,315
Bancorp, Inc.*	1,412	26,560
BancorpSouth, Inc.	3,649	91,079
Bank of Kentucky Financial Corp.	200	7,508
Bank of Marin Bancorp	290	13,056
Bank of the Ozarks, Inc.	1,276	86,845
Banner Corp.	800	32,968
Bar Harbor Bankshares	200	7,670
BBCN Bancorp, Inc.	3,185	54,591
BNC Bancorp	800	13,864
Boston Private Financial Holdings, Inc.	2,858	38,669
Bridge Bancorp, Inc.	307	8,200

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Bridge Capital Holdings*	300	$7,128
Bryn Mawr Bank Corp.	532	15,284
C&F Financial Corp.	100	3,314
Camden National Corp.	326	13,431
Capital Bank Financial Corp., Class A*	1,000	25,110
Capital City Bank Group, Inc.	269	3,572
Cardinal Financial Corp.	1,218	21,717
Cass Information Systems, Inc.	454	23,408
Cathay General Bancorp	3,050	76,829
Center Bancorp, Inc.	400	7,600
Centerstate Banks, Inc.	1,432	15,637
Central Pacific Financial Corp.	800	16,160
Century Bancorp, Inc., Class A	69	2,354
Chemical Financial Corp.	1,066	34,592
Chemung Financial Corp.	300	8,136
Citizens & Northern Corp.	356	7,017
City Holding Co.	648	29,069
CNB Financial Corp.	474	8,380
CoBiz Financial, Inc.	1,700	19,584
Columbia Banking System, Inc.	1,914	54,587
Community Bank System, Inc.	1,511	58,959
Community Trust Bancorp, Inc.	621	25,759
CommunityOne Bancorp*	700	7,854
CU Bancorp*	400	7,360
Customers Bancorp, Inc.*	800	16,696
CVB Financial Corp.	3,592	57,113
Eagle Bancorp, Inc.*	973	35,125
Enterprise Bancorp, Inc.	300	6,102
Enterprise Financial Services Corp.	782	15,695
F.N.B. Corp.	6,208	83,187
Farmers Capital Bank Corp.*	300	6,738
Fidelity Southern Corp.	607	8,480
Financial Institutions, Inc.	740	17,035
First Bancorp	824	15,656
First Bancorp Puerto Rico*	3,100	16,864
First Bancorp, Inc.	234	3,814
First Busey Corp.	3,602	20,892
First Commonwealth Financial Corp.	4,021	36,350
First Community Bancshares, Inc.	626	10,241
First Connecticut Bancorp, Inc.	659	10,320
First Financial Bancorp	2,205	39,646
First Financial Bankshares, Inc.	1,226	75,755
First Financial Corp.	580	19,534
First Financial Holdings, Inc.	958	59,990
First Interstate Bancsystem, Inc.	600	16,932
First Merchants Corp.	1,238	26,790
First Midwest Bancorp, Inc.	2,814	48,063
First NBC Bank Holding Co.*	200	6,972
First Security Group, Inc.*	3,400	7,072
FirstMerit Corp.	6,794	141,519
Franklin Financial Corp.*	400	7,824
German American Bancorp, Inc.	692	19,992
Glacier Bancorp, Inc.	2,721	79,099
Great Southern Bancorp, Inc.	471	14,144
Guaranty Bancorp	900	12,825
Hancock Holding Co.	3,272	119,919

	Number of Shares	Value†

Banks — (continued)
Hanmi Financial Corp	1,213	$28,263
Heartland Financial USA, Inc.	717	19,352
Heritage Commerce Corp.	600	4,836
Heritage Financial Corp.	508	8,595
Heritage Oaks Bancorp*	1,500	12,120
Home BancShares, Inc.	1,764	60,717
Horizon Bancorp	400	8,912
Hudson Valley Holding Corp.	462	8,801
Iberiabank Corp.	1,246	87,407
Independent Bank Corp.	971	38,228
Independent Bank Group, Inc.	100	5,875
International Bancshares Corp.	2,225	55,803
Intervest Bancshares Corp.*	1,400	10,430
Lakeland Bancorp, Inc.	1,059	11,914
Lakeland Financial Corp.	794	31,935
LCNB Corp.	300	5,190
Macatawa Bank Corp.	1,900	9,576
MainSource Financial Group, Inc.	1,021	17,459
MB Financial, Inc.	2,049	63,437
Mercantile Bank Corp.	500	10,310
Merchants Bancshares, Inc.	86	2,804
Metro Bancorp, Inc.*	563	11,902
MidSouth Bancorp, Inc.	186	3,130
MidWestOne Financial Group, Inc.	400	10,096
National Bankshares, Inc.	319	11,647
National Penn Bancshares, Inc.	4,487	46,889
NBT Bancorp, Inc.	1,869	45,716
Newbridge Bancorp*	1,100	7,854
Northrim BanCorp, Inc.	400	10,276
OFG Bancorp	1,810	31,114
Old National Bancorp	3,786	56,449
OmniAmerican Bancorp, Inc.	291	6,632
Pacific Continental Corp.	862	11,861
PacWest Bancorp	1,408	60,558
Park National Corp.	424	32,601
Park Sterling Corp.	1,600	10,640
Peapack-Gladstone Financial Corp.	636	13,992
Penns Woods Bancorp, Inc.	268	13,073
Peoples Bancorp, Inc.	272	6,727
Pinnacle Financial Partners, Inc.	1,463	54,848
Preferred Bank Los Angeles CA*	700	18,172
PrivateBancorp, Inc.	2,598	79,265
Prosperity Bancshares, Inc.	2,426	160,480
Renasant Corp.	1,358	39,450
Republic Bancorp, Inc., Class A	387	8,746
S&T Bancorp, Inc.	1,259	29,838
S.Y. Bancorp, Inc.	445	14,080
Sandy Spring Bancorp, Inc.	1,085	27,103
Seacoast Banking Corp of Florida*	440	4,840
Sierra Bancorp	212	3,375
Simmons First National Corp., Class A	800	29,816
Southside Bancshares, Inc.	694	21,778
Southwest Bancorp, Inc.	1,036	18,296
State Bank Financial Corp.	1,500	26,535
Sterling Financial Corp.	1,400	46,662
Suffolk Bancorp*	443	9,879

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Sun Bancorp, Inc.*	1,100	$3,696
Susquehanna Bancshares, Inc.	7,633	86,940
Taylor Capital Group, Inc.*	833	19,925
Texas Capital Bancshares, Inc.*	1,573	102,151
The First of Long Island Corp.	395	16,041
Tompkins Financial Corp.	558	27,320
TowneBank	972	15,076
Trico Bancshares	604	15,662
TrustCo Bank Corp.	3,252	22,894
Trustmark Corp.	2,830	71,740
UMB Financial Corp.	1,381	89,351
Umpqua Holdings Corp.	4,462	83,172
Union First Market Bankshares Corp.	1,828	46,468
United Bankshares, Inc.	2,492	76,305
United Community Banks, Inc.*	1,878	36,452
Univest Corp. of Pennsylvania	600	12,312
ViewPoint Financial Group, Inc.	1,666	48,064
Walker & Dunlop*	400	6,540
Washington Banking Co.	475	8,445
Washington Trust Bancorp, Inc.	670	25,105
Webster Financial Corp.	3,528	109,580
WesBanco, Inc.	1,115	35,490
West Bancorporation, Inc.	268	4,071
Westamerica Bancorporation	1,173	63,436
Western Alliance Bancorp*	2,775	68,265
Wilshire Bancorp, Inc.	2,676	29,704
Wintrust Financial Corp.	1,742	84,766
Yadkin Valley Financial Corp.*	600	12,846

		4,774,825

Beverages — 0.2%
Coca-Cola Bottling Co. Consolidated	174	14,787
Craft Brew Alliance, Inc.*	700	10,689
Farmers Brothers Co.*	204	4,019
National Beverage Corp.*	242	4,721
The Boston Beer Co., Inc., Class A*	310	75,866

		110,082

Biotechnology — 2.7%
Acceleron Pharma, Inc.*	200	6,900
Acorda Therapeutics, Inc.*	1,531	58,040
Alnylam Pharmaceuticals, Inc.*	2,339	157,040
AMAG Pharmaceuticals, Inc.*	856	16,564
Arena Pharmaceuticals, Inc.	8,506	53,588
Arqule, Inc.	1,796	3,682
Biotime, Inc.*	400	1,316
Bluebird Bio, Inc.*	400	9,096
Cambrex Corp.*	1,167	22,021
Cell Therapeutics, Inc.*	5,000	17,000
Celldex Therapeutics, Inc.*	3,444	60,856
Chelsea Therapeutics International, Inc.*	2,900	16,008
Coronado Biosciences, Inc.*	800	1,584
Cubist Pharmaceuticals, Inc.	1,200	780
Curis, Inc.*	2,973	8,384
Cytokinetics, Inc.*	1,000	9,500
Dendreon Corp.*	6,900	20,631
Dynavax Technologies Corp.*	10,200	18,360
Emergent BioSolutions, Inc.*	1,058	26,736

	Number of Shares	Value†

Biotechnology — (continued)
Enzon Pharmaceuticals, Inc.	905	$932
Epizyme, Inc.*	300	6,831
Exact Sciences Corp.*	3,000	42,510
Exelixis, Inc.*	6,969	24,670
Fibrocell Science, Inc.*	1,400	7,322
Five Prime Therapeutics, Inc.*	500	9,830
Foundation Medicine, Inc.*	300	9,711
Galena Biopharma, Inc.*	3,600	9,000
Geron Corp.*	5,050	10,504
GTx, Inc.*	1,000	1,530
Halozyme Therapeutics, Inc.*	3,589	45,580
Harvard Bioscience, Inc.*	700	3,318
ImmunoGen, Inc.*	3,263	48,717
Immunomedics, Inc.*	2,936	12,361
Insmed, Inc.*	1,600	30,464
Intercept Pharmaceuticals, Inc.*	300	98,937
InterMune, Inc.*	3,843	128,625
Intrexon Corp.*	600	15,774
Karyopharm Therapeutics, Inc.*	300	9,267
KYTHERA Biopharmaceuticals, Inc.*	600	23,856
Lexicon Pharmaceuticals, Inc.*	8,826	15,269
Ligand Pharmaceuticals, Inc.*	644	43,315
MacroGenics, Inc.*	200	5,566
MEI Pharma, Inc.*	800	8,904
Merrimack Pharmaceuticals Inc*	3,500	17,640
Momenta Pharmaceuticals, Inc.*	1,882	21,925
Nanosphere, Inc.*	1,800	3,870
NeoGenomics, Inc.*	1,200	4,164
Newlink Genetics Corp.*	600	17,040
Novavax, Inc.*	7,229	32,747
NPS Pharmaceuticals, Inc.*	3,957	118,433
Omeros Corp.*	1,000	12,070
OncoGenex Pharmaceutical, Inc.*	300	3,528
OncoMed Pharmaceuticals, Inc.*	200	6,730
Onconova Therapeutics, Inc.*	300	1,902
Oxford ImmunoteC Global PLC*	200	4,014
Pacific Biosciences of California, Inc.*	2,400	12,840
PDL BioPharma, Inc.	5,117	42,522
Peregrine Pharmaceuticals, Inc.*	5,800	11,020
Prothena Corp. PLC*	500	19,155
PTC Therapeutics, Inc.*	500	13,070
Puma Biotechnology, Inc.*	900	93,726
Repligen Corp.*	1,300	16,718
Retrophin, Inc.*	700	14,840
Rigel Pharmaceuticals, Inc.*	2,690	10,437
RTI Surgical, Inc.*	2,035	8,303
Sangamo Biosciences, Inc.*	2,403	43,446
Sequenom, Inc.*	5,097	12,488
Spectrum Pharmaceuticals, Inc.*	2,414	18,926
Stemline Therapeutics, Inc.*	400	8,144
Sunesis Pharmaceuticals, Inc.*	1,400	9,254
The Medicines Co.*	2,392	67,981
Ultragenyx Pharmaceutical, Inc.*	300	14,667
Verastem, Inc.*	600	6,474
Vical, Inc.*	2,121	2,736
XOMA Corp.*	3,600	18,756

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
ZIOPHARM Oncology, Inc.*	3,700	$16,946

		1,827,391

Building Materials — 1.2%
AAON, Inc.	1,257	35,033
Apogee Enterprises, Inc.	1,043	34,659
Boise Cascade Co.*	500	14,320
Builders FirstSource, Inc.*	1,273	11,597
Comfort Systems USA, Inc.	1,227	18,699
Drew Industries, Inc.	991	53,712
Gibraltar Industries, Inc.*	1,101	20,776
Griffon Corp.	1,956	23,355
Headwaters, Inc.*	2,880	38,045
Louisiana-Pacific Corp.*	5,694	96,058
LSI Industries, Inc.	1,314	10,762
NCI Building Systems, Inc.*	764	13,339
Nortek, Inc.*	400	32,884
Patrick Industries, Inc.*	300	13,299
PGT, Inc.*	1,700	19,567
Ply Gem Holdings, Inc.*	600	7,578
Quanex Building Products Corp.	1,725	35,673
Simpson Manufacturing Co., Inc.	1,485	52,465
Stock Building Supply Holdings, Inc.*	300	6,096
Texas Industries, Inc.*	833	74,653
Trex Co., Inc.*	631	46,164
Universal Forest Products, Inc.	783	43,331
US Concrete, Inc.*	600	14,100
USG Corp.*	3,000	98,160

		814,325

Chemicals — 1.9%
A. Schulman, Inc.	1,188	43,077
Aceto Corp.	1,042	20,934
American Vanguard Corp.	1,078	23,339
Axiall Corp.	2,800	125,776
Balchem Corp.	1,105	57,593
Chemtura Corp.*	3,944	99,744
Ferro Corp.*	2,638	36,035
H.B. Fuller Co.	1,980	95,594
Hawkins, Inc.	249	9,148
Innophos Holdings, Inc.	796	45,133
Innospec, Inc.	900	40,707
Intrepid Potash, Inc.*	2,100	32,466
KMG Chemicals, Inc.	200	3,136
Kraton Performance Polymers, Inc.*	1,241	32,440
Landec Corp.*	1,218	13,593
Minerals Technologies, Inc.	1,328	85,736
Oil-Dri Corp. of America	97	3,350
Olin Corp.	3,392	93,653
OM Group, Inc.	1,254	41,658
OMNOVA Solutions, Inc.*	2,368	24,580
Penford Corp.*	500	7,180
PolyOne Corp.	3,955	144,990
Quaker Chemical Corp.	511	40,282
Rentech, Inc.*	7,187	13,655
Sensient Technologies Corp.	1,974	111,353
Stepan Co.	708	45,709
Taminco Corp.*	600	12,606

	Number of Shares	Value†

Chemicals — (continued)
Zep, Inc.	1,092	$19,328

		1,322,795

Coal — 0.3%
Alpha Natural Resources, Inc.*	8,300	35,275
Arch Coal, Inc.	7,900	38,078
Cloud Peak Energy, Inc.*	2,200	46,508
SunCoke Energy, Inc.*	2,941	67,172
Walter Energy, Inc.	2,400	18,144
Westmoreland Coal Co.*	600	17,868

		223,045

Commercial Services — 5.7%
ABM Industries, Inc.	2,139	61,475
Acacia Research Corp.	1,880	28,726
Albany Molecular Research, Inc.*	900	16,731
American Public Education, Inc.*	755	26,485
AMN Healthcare Services, Inc.*	1,909	26,230
ARC Document Solutions, Inc.*	1,436	10,684
Ascent Capital Group Inc., Class A*	531	40,117
AVEO Pharmaceuticals, Inc.*	1,400	2,093
Barrett Business Services, Inc.	342	20,373
Bridgepoint Education, Inc.*	480	7,147
Bright Horizons Family Solutions, Inc.*	400	15,644
Capella Education Co.	407	25,702
Cardtronics, Inc.*	1,763	68,492
Career Education Corp.*	2,300	17,158
Carriage Services, Inc.	600	10,944
CBIZ, Inc.*	1,340	12,274
CDI Corp.	741	12,708
Cenveo, Inc.*	1,299	3,949
Chemed Corp.	729	65,209
Convergys Corp.	4,283	93,840
Corinthian Colleges, Inc.*	1,570	2,167
Corvel Corp.*	362	18,013
CoStar Group, Inc.*	1,162	216,992
CRA International, Inc.*	274	6,020
Cross Country Healthcare, Inc.*	1,084	8,748
Deluxe Corp.	2,107	110,554
Education Management Corp.*	1,500	7,305
Electro Rent Corp.	715	12,577
Ennis, Inc.	858	14,217
Euronet Worldwide, Inc.*	2,055	85,467
EVERTEC, Inc.	1,100	27,170
Examworks Group, Inc.*	1,200	42,012
ExlService Holdings, Inc.*	1,200	37,092
Firsthand Technology Value Fund, Inc.*	500	10,675
Forrester Research, Inc.	575	20,614
Franklin Covey Co.*	241	4,765
FTI Consulting, Inc.*	1,556	51,877
Global Cash Access Holdings, Inc.*	2,396	16,437
Grand Canyon Education, Inc.*	1,756	82,005
Great Lakes Dredge & Dock Corp.*	2,751	25,117
Green Dot Corp.*	900	17,577
H&E Equipment Services, Inc.*	1,159	46,882
Healthcare Services Group	2,680	77,881
Heartland Payment Systems, Inc.	1,469	60,890
Heidrick & Struggles International, Inc.	669	13,427

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
HMS Holdings Corp.*	3,415	$65,056
Huron Consulting Group, Inc.*	928	58,817
ICF International, Inc.*	748	29,778
Insperity, Inc.	924	28,625
Intersections, Inc.	300	1,770
ITT Educational Services, Inc.*	900	25,812
JTH Holding, Inc.*	200	5,548
K12, Inc.*	1,152	26,093
Kelly Services, Inc., Class A	1,014	24,062
Kforce, Inc.	1,086	23,153
Korn/Ferry International*	1,790	53,288
Landauer, Inc.	480	21,758
LifeLock, Inc.*	2,300	39,353
Lincoln Educational Services Corp.	565	2,130
Live Nation Entertainment, Inc.*	5,571	121,169
Matthews International Corp., Class A	1,105	45,095
MAXIMUS, Inc.	2,688	120,584
McGrath Rentcorp	953	33,317
Medifast, Inc.*	631	18,356
MoneyGram International Inc*	878	15,497
Monro Muffler Brake, Inc.	1,237	70,361
Monster Worldwide, Inc.*	3,900	29,172
Multi-Color Corp.	367	12,845
National Research Corp.*	687	11,397
Navigant Consulting, Inc.*	1,984	37,021
Odyssey Marine Exploration, Inc.*	1,800	4,122
On Assignment, Inc.*	1,752	67,610
PAREXEL International Corp.*	2,299	124,353
Pendrell Corp.*	5,800	10,614
Performant Financial Corp.*	900	8,145
PHH Corp.*	2,289	59,148
Planet Payment, Inc.*	1,700	4,658
PRGX Global*	600	4,158
Quad /Graphics, Inc.	1,000	23,450
Rent-A-Center, Inc.	2,253	59,930
Resources Connection, Inc.	1,822	25,672
RPX Corp.*	1,300	21,164
ServiceSource International, Inc.*	2,400	20,256
SFX Entertainment, Inc.*	800	5,640
Sotheby’s	2,641	115,015
SP Plus Corp.*	793	20,832
Steiner Leisure Ltd.*	543	25,114
Strayer Education, Inc.*	400	18,572
Swisher Hygiene, Inc.*	2,100	945
Team Health Holdings, Inc.*	2,772	124,047
Team, Inc.*	792	33,945
TeleTech Holdings, Inc.*	707	17,329
The Advisory Board Co.*	1,350	86,737
The Brink’s Co.	2,010	57,385
The Corporate Executive Board Co.	1,369	101,621
The Hackett Group, Inc.	516	3,086
The Providence Service Corp.*	400	11,312
Tree.com, Inc.*	400	12,416
TrueBlue, Inc.*	1,576	46,114
Universal Technical Institute, Inc.	525	6,799
Viad Corp.	771	18,535

	Number of Shares	Value†

Commercial Services — (continued)
VistaPrint N.V.*	1,200	$59,064
WEX, Inc.*	1,557	147,993
Xoom Corp.*	300	5,856

		3,854,156

Computers — 1.9%
Acorn Energy, Inc.	1,000	3,390
Agilysys, Inc.*	376	5,038
CACI International, Inc., Class A*	950	70,110
Carbonite, Inc.*	800	8,152
CIBER, Inc.*	3,557	16,291
Computer Task Group, Inc.	579	9,837
Cray, Inc.*	1,699	63,407
Datalink Corp.*	900	12,537
Digimarc Corp.	300	9,420
Electronics for Imaging, Inc.*	1,924	83,328
Fusion-io, Inc.*	2,900	30,508
Hutchinson Technology, Inc.*	1,700	4,811
iGATE Corp.*	1,457	45,954
Imation Corp.*	584	3,370
Immersion Corp.*	842	8,883
Insight Enterprises, Inc.*	1,843	46,278
j2 Global, Inc.	1,874	93,794
LivePerson, Inc.*	1,925	23,235
Manhattan Associates, Inc.*	3,068	107,472
Maxwell Technologies, Inc.*	1,366	17,649
Mentor Graphics Corp.	3,576	78,744
Mercury Systems, Inc.*	1,736	22,933
Mitek Systems, Inc.*	1,000	3,870
MTS Systems Corp.	660	45,203
NetScout Systems, Inc.*	1,365	51,297
Qualys, Inc.*	600	15,258
Quantum Corp.*	8,761	10,688
RadiSys Corp.*	540	1,939
RealD, Inc.*	1,608	17,961
Silicon Graphics International Corp.*	1,366	16,775
Silver Spring Networks, Inc.*	200	3,476
Spansion, Inc., Class A*	2,100	36,582
Super Micro Computer, Inc.*	1,571	27,288
Sykes Enterprises, Inc.*	1,736	34,494
Synaptics, Inc.*	1,316	78,986
Syntel, Inc.*	580	52,142
The KEYW Holding Corp.*	1,300	24,323
Uni-Pixel, Inc.*	400	3,064
Unisys Corp.*	1,824	55,559
Virtusa Corp.*	889	29,790
Vocera Communications, Inc.*	800	13,064

		1,286,900

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc.*	1,014	29,923
Inter Parfums, Inc.	624	22,595
Revlon, Inc., Class A*	570	14,564

		67,082

Distribution & Wholesale — 1.0%
Beacon Roofing Supply, Inc.*	1,981	76,586
Core-Mark Holding Co., Inc.	441	32,017

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Distribution & Wholesale — (continued)
Houston Wire & Cable Co.	369	$4,845
MWI Veterinary Supply, Inc.*	526	81,856
Owens & Minor, Inc.	2,576	90,237
Pool Corp.	1,776	108,904
Rentrak Corp.*	365	22,002
ScanSource, Inc.*	1,181	48,149
Speed Commerce, Inc.*	2,800	10,192
Titan Machinery, Inc.*	523	8,196
United Stationers, Inc.	1,519	62,385
Watsco, Inc.	1,038	103,707

		649,076

Diversified Financial Services — 2.4%
Aircastle Ltd.	2,576	49,923
BGC Partners, Inc., Class A	4,907	32,092
Blackhawk Network Holdings, Inc.*	500	12,195
Calamos Asset Management, Inc., Class A	469	6,064
Cohen & Steers, Inc.	817	32,557
Consumer Portfolio Services, Inc.*	1,100	7,524
Cowen Group, Inc., Class A*	5,390	23,770
Credit Acceptance Corp.*	324	46,057
DFC Global Corp.*	1,780	15,717
Diamond Hill Investment Group, Inc.*	150	19,716
Doral Financial Corp.*	163	1,415
Ellie Mae, Inc.*	1,200	34,608
Encore Capital Group, Inc.*	997	45,563
Evercore Partners, Inc., Class A	1,222	67,515
FBR & Co.*	277	7,155
Federal Agricultural Mortgage Corp., Class C	300	9,975
Financial Engines, Inc.	1,900	96,482
FXCM, Inc.	1,400	20,678
Gain Capital Holdings, Inc.	800	8,648
GAMCO Investors, Inc., Class A	262	20,344
GFI Group, Inc.	1,724	6,120
Greenhill & Co., Inc.	1,100	57,178
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	600	8,610
Higher One Holdings, Inc.*	1,500	10,845
Horizon Technology Finance Corp.	500	6,255
Imperial Holdings, Inc.*	1,300	7,475
INTL FCstone, Inc.*	793	14,916
Investment Technology Group, Inc.*	1,500	30,300
Janus Capital Group, Inc.	5,600	60,872
JGWPT Holdings, Inc.*	400	7,304
JMP Group, Inc.	263	1,870
KCG Holdings, Inc.*	2,875	34,299
Ladder Capital Corp.Class A*	600	11,328
Ladenburg Thalmann Financial Services, Inc.*	4,000	12,080
Manning & Napier, Inc.	300	5,031
MarketAxess Holdings, Inc.	1,499	88,771
Marlin Business Services Corp.	200	4,162
Nelnet, Inc., Class A	799	32,679
NewStar Financial, Inc.*	1,300	18,018
Nicholas Financial, Inc.	300	4,719
Oppenheimer Holdings, Inc., Class A	238	6,676

	Number of Shares	Value†

Diversified Financial Services — (continued)
Outerwall, Inc.*	850	$61,625
PennyMac Financial Service*	500	8,320
Piper Jaffray Cos.*	687	31,465
Portfolio Recovery Associates, Inc.*	2,048	118,497
Pzena Investment Management, Inc., Class A	130	1,530
Regional Management Corp.*	200	4,932
Springleaf Holdings, Inc.*	900	22,635
Stifel Financial Corp.*	2,506	124,699
Stonegate Mortgage Corp.*	300	4,458
SWS Group, Inc.*	768	5,745
Teton Advisors, Inc., Class B*~	2	70
The First Marblehead Corp.*	581	3,509
Virtus Investment Partners, Inc.*	272	47,102
Wageworks, Inc.*	1,000	56,110
Walter Investment Management Corp.*	1,353	40,360
Westwood Holdings Group, Inc.	311	19,497
WisdomTree Investments, Inc.*	3,800	49,856
World Acceptance Corp.*	362	27,179

		1,615,095

Electric — 2.0%
ALLETE, Inc.	1,651	86,546
Ameresco, Inc., Class A*	1,100	8,316
Atlantic Power Corp.*	4,127	11,968
Avista Corp.	2,539	77,820
Black Hills Corp.	1,748	100,772
Cleco Corp.	2,471	124,983
Dynegy, Inc.*	4,100	102,254
El Paso Electric Co.	1,477	52,773
Empire District Electric Co.	1,719	41,806
EnerNOC, Inc.*	1,300	28,964
Genie Energy Ltd.*	300	2,991
IDACORP, Inc.	2,101	116,543
MGE Energy, Inc.	1,542	60,493
NorthWestern Corp.	1,480	70,196
NRG Yield, Inc., Class A	1,000	39,530
Ormat Technologies, Inc.	700	21,007
Otter Tail Corp.	1,292	39,781
Pike Electric Corp.*	1,058	11,384
PNM Resources, Inc.	3,210	86,766
Portland General Electric Co.	2,956	95,597
UIL Holdings Corp.	2,191	80,651
Unitil Corp.	663	21,773
UNS Energy Corp.	1,627	97,669

		1,380,583

Electrical Components & Equipment — 1.6%
Acuity Brands, Inc.	1,732	229,611
Advanced Energy Industries, Inc.*	1,393	34,128
American Superconductor Corp.*	1,090	1,755
Belden, Inc.	1,755	122,148
Capstone Turbine Corp.*	13,500	28,755
Encore Wire Corp.	771	37,401
EnerSys,Inc.	1,923	133,245
Generac Holdings, Inc.*	2,149	126,727
General Cable Corp.	1,900	48,659
GrafTech International Ltd.*	4,400	48,048
Graham Corp.	466	14,842

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Insteel Industries, Inc.	691	$13,592
Littelfuse, Inc.	878	82,216
Powell Industries, Inc.	429	27,799
PowerSecure International, Inc.*	800	18,752
Revolution Lighting Technologies, Inc.*	2,200	6,930
Sunpower Corp.*	1,600	51,616
Universal Display Corp.*	1,549	49,429
Vicor Corp.*	422	4,304

		1,079,957

Electronics — 2.1%
American Science & Engineering, Inc.	278	18,673
Analogic Corp.	507	41,630
Badger Meter, Inc.	659	36,311
Bel Fuse, Inc., Class B	269	5,891
Benchmark Electronics, Inc.*	2,077	47,044
Brady Corp., Class A	1,857	50,417
Checkpoint Systems, Inc.*	1,545	20,734
Coherent, Inc.*	973	63,585
CTS Corp.	1,263	26,371
Electro Scientific Industries, Inc.	693	6,826
ESCO Technologies, Inc.	1,034	36,386
FARO Technologies, Inc.*	620	32,860
FEI Co.	1,646	169,571
Fluidigm Corp.*	1,100	48,477
II-VI, Inc.*	2,056	31,724
InvenSense, Inc.*	2,200	52,074
Itron, Inc.*	1,500	53,310
Kemet Corp.*	1,100	6,391
Measurement Specialties, Inc.*	670	45,459
Mesa Laboratories, Inc.	100	9,025
Methode Electronics, Inc.	1,460	44,764
Multi-Fineline Electronix, Inc.*	152	1,946
Newport Corp.*	1,463	30,255
NVE Corp.*	209	11,921
OSI Systems, Inc.*	757	45,314
Park Electrochemical Corp.	1,033	30,856
Plexus Corp.*	1,403	56,218
Rofin-Sinar Technologies, Inc.*	1,186	28,417
Rogers Corp.*	660	41,197
Sanmina Corp.*	3,326	58,039
Sparton Corp.*	400	11,712
Stoneridge, Inc.*	1,473	16,542
Taser International, Inc.*	2,011	36,781
TTM Technologies, Inc.*	2,359	19,934
Viasystems Group, Inc.*	100	1,252
Vishay Precision Group, Inc.*	300	5,214
Watts Water Technologies, Inc., Class A	1,117	65,557
Woodward, Inc.	2,623	108,933
Zagg, Inc.*	500	2,310
Zygo Corp.*	382	5,803

		1,425,724

Energy — Alternate Sources — 0.3%
Amyris, Inc.*	400	1,492
Clean Energy Fuels Corp.*	2,900	25,926
Enphase Energy, Inc.*	1,300	9,568
FuelCell Energy, Inc.*	6,981	17,313

	Number of Shares	Value†

Energy — Alternate Sources — (continued)
FutureFuel Corp.	1,100	$22,330
Green Plains Renewable Energy, Inc.	967	28,971
KiOR, Inc - Class A*	1,880	1,077
Pattern Energy Group, Inc.	700	18,991
Renewable Energy Group, Inc.*	900	10,782
REX American Resources Corp.*	192	10,954
Solazyme, Inc.*	1,800	20,898

		168,302

Engineering & Construction — 0.9%
Aegion Corp.*	1,555	39,357
Argan, Inc.	536	15,935
Dycom Industries, Inc.*	1,453	45,929
EMCOR Group, Inc.	2,663	124,602
Engility Holdings, Inc.*	700	31,535
Exponent, Inc.	520	39,031
Granite Construction, Inc.	1,444	57,659
Layne Christensen Co.*	926	16,844
MasTec, Inc.*	2,264	98,348
Mistras Group, Inc.*	800	18,216
MYR Group, Inc.*	983	24,890
Orion Marine Group, Inc.*	1,137	14,292
Sterling Construction Co., Inc.*	353	3,061
Tutor Perini Corp.*	1,397	40,052
VSE Corp.	104	5,481

		575,232

Entertainment — 0.7%
AMC Entertainment Holdings, Inc.*	800	19,400
Carmike Cinemas, Inc.*	800	23,888
Churchill Downs, Inc.	520	47,476
International Speedway Corp.	1,100	37,389
Isle of Capri Casinos, Inc.*	841	6,451
Marriott Vacations Worldwide Corp.*	1,100	61,501
Multimedia Games Holding Co., Inc.*	1,070	31,073
National CineMedia, Inc.	2,374	35,610
Pinnacle Entertainment, Inc.*	2,182	51,713
Reading International, Inc., Class A*	700	5,131
Scientific Games Corp., Class A*	1,900	26,087
Speedway Motorsports, Inc.	316	5,919
Vail Resorts, Inc.	1,446	100,786

		452,424

Environmental Control — 0.6%
Advanced Emissions Solutions, Inc.*	800	19,632
Calgon Carbon Corp.*	2,162	47,197
Casella Waste Systems, Inc., Class A*	2,300	11,753
Ceco Environmental Corp.	709	11,762
Darling International, Inc.*	6,067	121,461
Energy Recovery, Inc.*	1,918	10,204
Heritage-Crystal Clean, Inc.*	200	3,626
MSA Safety, Inc.	1,221	69,597
Nuverra Environmental Solutions, Inc.*	441	8,948
Tetra Tech, Inc.*	2,664	78,828
TRC Cos., Inc.*	500	3,325
U.S. Ecology, Inc.	742	27,543

		413,876

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — 1.9%
Annie’s, Inc.*	500	$20,095
B&G Foods, Inc., Class A	1,972	59,377
Boulder Brands, Inc.*	2,579	45,442
Cal-Maine Foods, Inc.	623	39,112
Calavo Growers, Inc.	451	16,047
Chiquita Brands International, Inc.*	1,824	22,709
Diamond Foods, Inc.*	776	27,106
Fairway Group Holdings Corp.*	600	4,584
Fresh Del Monte Produce, Inc.	1,516	41,796
Ingles Markets, Inc., Class A	604	14,387
Inventure Foods, Inc.*	500	6,990
J&J Snack Foods Corp.	632	60,653
John B. Sanfilippo & Son, Inc.	400	9,208
Lancaster Colony Corp.	772	76,752
Lifeway Foods, Inc.	87	1,279
NutriSystem, Inc.	1,037	15,628
Pilgrim’s Pride Corp.*	2,287	47,844
Post Holdings, Inc.*	1,400	77,168
Sanderson Farms, Inc.	934	73,310
Seaboard Corp.*	11	28,836
Seneca Foods Corp., Class A*	211	6,642
Snyders-Lance, Inc.	1,879	52,969
Spartan Stores, Inc.	1,530	35,511
SUPERVALU, Inc.*	7,400	50,616
The Chefs’ Warehouse Holdings, Inc.*	750	16,050
The Hain Celestial Group, Inc.*	1,562	142,876
Tootsie Roll Industries, Inc.	811	24,281
TreeHouse Foods, Inc.*	1,414	101,794
United Natural Foods, Inc.*	1,900	134,748
Village Super Market, Inc., Class A	268	7,075
Weis Markets, Inc.	466	22,950

		1,283,835

Forest Products & Paper — 0.6%
Clearwater Paper Corp.*	878	55,024
Deltic Timber Corp.	392	25,570
KapStone Paper and Packaging Corp.*	3,240	93,442
Neenah Paper, Inc.	574	29,687
Orchids Paper Products Co.	400	12,240
P.H. Glatfelter Co.	1,659	45,158
Resolute Forest Products*	2,700	54,243
Schweitzer-Mauduit International, Inc.	1,176	50,086
Wausau Paper Corp.	2,381	30,310
Xerium Technologies, Inc.*	800	12,840

		408,600

Gas — 0.9%
Chesapeake Utilities Corp.	357	22,548
Delta Natural Gas Co., Inc.	400	8,288
New Jersey Resources Corp.	1,632	81,274
Northwest Natural Gas Co.	1,050	46,210
Piedmont Natural Gas Co., Inc.	3,051	107,975
South Jersey Industries, Inc.	1,340	75,161
Southwest Gas Corp.	1,794	95,889
The Laclede Group, Inc.	1,356	63,935
WGL Holdings, Inc.	1,994	79,880

		581,160

	Number of Shares	Value†

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	1,970	$83,764
Hardinge, Inc.	500	7,200

		90,964

Healthcare Products — 3.6%
Abaxis, Inc.*	829	32,232
ABIOMED, Inc.*	1,489	38,774
Accelerate Diagnostics, Inc.*	400	8,724
Accuray, Inc.*	2,738	26,285
Affymetrix, Inc.*	2,371	16,905
Align Technology, Inc.	2,865	148,378
Alphatec Holdings, Inc.*	816	1,224
AngioDynamics, Inc.*	958	15,089
ArthroCare Corp.*	1,155	55,660
AtriCure, Inc.*	1,200	22,572
Atrion Corp.	37	11,327
Biolase, Inc.*	7	17
Cantel Medical Corp.	1,275	42,993
Cardiovascular Systems, Inc.*	900	28,611
Cepheid, Inc.*	2,680	138,234
Cerus Corp.*	3,600	17,280
Chindex International, Inc.*	314	5,991
CONMED Corp.	1,003	43,580
CryoLife, Inc.	1,399	13,934
Cutera, Inc.*	500	5,595
Cyberonics, Inc.*	1,032	67,338
Cynosure, Inc., Class A*	694	20,334
DexCom, Inc.*	2,742	113,409
Endologix, Inc.*	2,298	29,575
Exactech, Inc.*	209	4,715
GenMark Diagnostics, Inc.*	1,200	11,928
Genomic Health, Inc.*	509	13,407
Globus Medical, Inc.*	2,100	55,839
Greatbatch, Inc.*	993	45,599
Haemonetics Corp.*	1,946	63,420
Hanger, Inc.*	1,408	47,421
Harvard Apparatus Regenerative Technology, Inc.*	175	1,587
HeartWare International, Inc.*	689	64,614
ICU Medical, Inc.*	479	28,683
Insulet Corp.*	2,146	101,763
Integra LifeSciences Holdings Corp.*	826	37,988
Invacare Corp.	1,190	22,693
LDR Holding Corp.*	200	6,866
Luminex Corp.*	1,353	24,503
Masimo Corp.*	1,904	51,998
Medical Action Industries, Inc.*	1,200	8,364
Merge Healthcare, Inc.*	1,657	4,043
Meridian Bioscience, Inc.	1,760	38,350
Merit Medical Systems, Inc.*	1,375	19,663
MiMedx Group, Inc.*	3,200	19,616
Natus Medical, Inc.*	1,175	30,315
Navidea Biopharmaceuticals, Inc.*	6,000	11,100
NuVasive, Inc.*	1,706	65,528
NxStage Medical, Inc.*	2,284	29,098
OraSure Technologies, Inc.*	2,201	17,542
Orthofix International N.V.*	671	20,231

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
PhotoMedex, Inc.*	700	$11,081
Quidel Corp.*	1,051	28,692
Rockwell Medical, Inc.*	1,800	22,788
Spectranetics Corp.*	1,765	53,497
Staar Surgical Co.*	1,400	26,320
STERIS Corp.	2,432	116,128
SurModics, Inc.*	773	17,470
Symmetry Medical, Inc.*	1,744	17,545
Tandem Diabetes Care, Inc.*	400	8,836
TearLab Corp.*	1,000	6,760
The Female Health Co.	904	7,015
Thoratec Corp.*	2,200	78,782
Tornier N.V.*	1,200	25,464
Unilife Corp.*	3,410	13,879
Utah Medical Products, Inc.	200	11,566
Vascular Solutions, Inc.*	883	23,126
Volcano Corp.*	1,964	38,710
West Pharmaceutical Services, Inc.	2,778	122,371
Wright Medical Group, Inc.*	1,661	51,607
Zeltiq Aesthetics, Inc.*	700	13,727

		2,446,299

Healthcare Services — 1.6%
Acadia Healthcare Co., Inc.*	1,500	67,680
Addus Homecare Corp.*	400	9,220
Air Methods Corp.*	1,487	79,450
Alliance Healthcare Services, Inc.*	400	13,412
Almost Family, Inc.*	177	4,089
Amedisys, Inc.*	1,306	19,446
Amsurg Corp.*	1,223	57,579
Bio-Reference Labs, Inc.*	1,007	27,874
Capital Senior Living Corp.*	1,036	26,926
Centene Corp.*	2,168	134,958
Emeritus Corp.*	1,483	46,625
Five Star Quality Care, Inc.*	2,500	12,150
Gentiva Health Services, Inc.*	1,623	14,802
HealthSouth Corp.	3,536	127,048
Healthways, Inc.*	1,558	26,704
IPC The Hospitalist Co., Inc.*	647	31,755
Kindred Healthcare, Inc.	1,986	46,512
LHC Group, Inc.*	382	8,427
Magellan Health Services, Inc.*	1,041	61,783
Molina Healthcare, Inc.*	1,168	43,870
National Healthcare Corp.	406	22,643
Select Medical Holdings Corp.	2,300	28,635
Skilled Healthcare Group, Inc., Class A*	561	2,956
Surgical Care Affiliates, Inc.*	400	12,300
The Ensign Group, Inc.	740	32,294
Triple-S Management Corp., Class B*	691	11,153
U.S. Physical Therapy, Inc.	591	20,431
Universal American Corp.	1,780	12,585
WellCare Health Plans, Inc.*	1,726	109,635

		1,112,942

Holding Companies — 0.1%
Harbinger Group, Inc.*	1,775	21,708
Horizon Pharma, Inc.*	2,000	30,240

	Number of Shares	Value†

Holding Companies — (continued)
National Bank Holdings Corp.	2,000	$40,140

		92,088

Home Builders — 0.6%
Beazer Homes USA, Inc.*	924	18,554
Cavco Industries, Inc.*	269	21,103
Hovnanian Enterprises, Inc., Class A*	4,810	22,751
KB Home	3,400	57,766
LGI Homes, Inc.*	400	6,900
M/I Homes, Inc.*	836	18,743
MDC Holdings, Inc.	1,400	39,592
Meritage Homes Corp.*	1,490	62,401
Standard Pacific Corp.*	5,590	46,453
The Ryland Group, Inc.	1,746	69,718
TRI Pointe Homes, Inc.*	600	9,738
UCP, Inc., Class A*	500	7,530
WCI Communities, Inc.*	400	7,904
William Lyon Homes, Class A*	600	16,566
Winnebago Industries, Inc.*	1,122	30,732

		436,451

Home Furnishings — 0.6%
American Woodmark Corp.*	369	12,421
Bassett Furniture Industries, Inc.	600	8,910
Daktronics, Inc.	1,209	17,397
DTS, Inc.*	703	13,891
Ethan Allen Interiors, Inc.	1,028	26,163
Flexsteel Industries, Inc.	200	7,524
Hooker Furniture Corp.	600	9,396
iRobot Corp.*	1,082	44,416
Kimball International, Inc., Class B	1,244	22,529
La-Z-Boy, Inc.	1,962	53,170
Norcraft Cos, Inc.*	500	8,465
Select Comfort Corp.*	2,372	42,886
Skullcandy, Inc.*	407	3,736
TiVo, Inc.*	4,855	64,232
Universal Electronics, Inc.*	700	26,873
VOXX International Corp.*	825	11,286

		373,295

Hotels & Resorts — 0.1%
Caesars Entertainment Corp.*	1,600	30,416

Household Products & Wares — 0.5%
ACCO Brands Corp.*	4,393	27,061
Blyth, Inc.	282	3,026
Central Garden & Pet Co., Class A*	1,202	9,940
CSS Industries, Inc.	212	5,724
Helen of Troy Ltd.*	1,295	89,653
Prestige Brands Holdings, Inc.*	1,972	53,737
Spectrum Brands Holdings, Inc.	800	63,760
Tumi Holdings, Inc.*	1,800	40,734
WD-40 Co.	646	50,110

		343,745

Housewares — 0.0%
EveryWare Global, Inc.*	800	3,648
Libbey, Inc.*	800	20,800

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Housewares — (continued)
Lifetime Brands, Inc.	200	$3,572

		28,020

Insurance — 2.6%
Ambac Financial Group, Inc.*	1,700	52,751
American Equity Investment Life Holding Co.	2,576	60,845
AMERISAFE, Inc.	708	31,088
Amtrust Financial Services, Inc.	1,267	47,652
Argo Group International Holdings Ltd.	1,041	47,782
Baldwin & Lyons, Inc., Class B	325	8,544
Citizens, Inc.*	1,466	10,848
CNO Financial Group, Inc.	8,593	155,533
Crawford & Co., Class B	1,538	16,780
Donegal Group, Inc., Class A	283	4,126
eHealth, Inc.*	720	36,576
EMC Insurance Group, Inc.	100	3,553
Employers Holdings, Inc.	1,282	25,935
Enstar Group Ltd.*	374	50,980
Essent Group Ltd.*	900	20,214
FBL Financial Group, Inc., Class A	327	14,166
Fidelity & Guaranty Life	500	11,800
First American Financial Corp.	4,473	118,758
Global Indemnity PLC*	383	10,088
Greenlight Capital Re, Ltd., Class A*	1,128	36,998
Hallmark Financial Services, Inc.*	255	2,119
HCI Group, Inc.	500	18,200
Hilltop Holdings, Inc.*	2,392	56,906
Horace Mann Educators Corp.	1,509	43,761
Infinity Property & Casualty Corp.	420	28,405
Kansas City Life Insurance Co.	73	3,519
Maiden Holdings Ltd.	2,268	28,305
Meadowbrook Insurance Group, Inc.	1,518	8,850
MGIC Investment Corp.*	12,827	109,286
Montpelier Re Holdings Ltd.	1,707	50,800
National Interstate Corp.	402	10,778
National Western Life Insurance Co., Class A	52	12,714
OneBeacon Insurance Group Ltd., Class A	600	9,276
Platinum Underwriters Holdings Ltd.	1,156	69,476
Primerica, Inc.	2,300	108,353
Radian Group, Inc.	7,003	105,255
RLI Corp.	1,722	76,181
Safety Insurance Group, Inc.	582	31,341
Selective Insurance Group, Inc.	2,175	50,721
State Auto Financial Corp.	776	16,536
Stewart Information Services Corp.	808	28,385
Symetra Financial Corp.	3,200	63,424
The Navigators Group, Inc.*	395	24,249
The Phoenix Cos., Inc.*	146	7,555
Third Point Reinsurance Ltd.*	1,200	19,020
Tower Group International Ltd.	2,147	5,797
United Fire Group, Inc.	680	20,638
Universal Insurance Holdings, Inc.	1,251	15,888

		1,790,755

Internet — 2.4%
1-800-Flowers.com, Inc., Class A*	737	4,149
Angie’s List, Inc.*	1,600	19,488

	Number of Shares	Value†

Internet — (continued)
Bankrate, Inc.*	2,023	$34,270
Barracuda Networks, Inc.*	200	6,788
Bazaarvoice, Inc.*	1,900	13,870
Blucora, Inc.*	1,496	29,456
Blue Nile, Inc.*	439	15,277
Boingo Wireless, Inc.*	900	6,102
Brightcove, Inc.*	1,200	11,796
BroadSoft, Inc.*	1,261	33,707
ChannelAdvisor Corp.*	300	11,322
Cogent Communications Group, Inc.	1,819	64,629
comScore, Inc.*	1,359	44,562
Constant Contact, Inc.*	1,165	28,496
Conversant, Inc.*	2,790	78,538
CyrusOne, Inc.	700	14,581
Dealer Technologies, Inc.*	1,696	83,426
Dice Holdings, Inc.*	1,163	8,676
eGain Corp.*	1,000	7,060
Endurance International Group Holdings, Inc.*	800	10,408
ePlus, Inc.*	74	4,126
FTD Cos, Inc.*	818	26,021
Global Eagle Entertainment, Inc.*	900	14,202
Global Sources Ltd.*	372	3,333
HealthStream, Inc.*	900	24,030
ICG Group, Inc.*	1,428	29,160
Internap Network Services Corp.*	1,921	13,601
IntraLinks Holdings, Inc.*	1,700	17,391
Limelight Networks, Inc.*	1,172	2,555
Lionbridge Technologies, Inc.*	2,243	15,051
Liquidity Services, Inc.*	1,035	26,962
Marketo, Inc.*	300	9,801
ModusLink Global Solutions, Inc.*	945	3,997
Move, Inc*	1,879	21,721
NIC, Inc.*	2,629	50,766
OpenTable, Inc.*	856	65,852
Orbitz Worldwide, Inc.*	1,476	11,572
Overstock.com, Inc.*	571	11,249
PC-Tel, Inc.	1,200	10,476
Perficient, Inc.*	1,245	22,559
QuinStreet, Inc.*	1,815	12,052
ReachLocal, Inc.*	200	1,970
RealNetworks, Inc.*	515	3,904
Reis, Inc.*	400	7,220
RetailMeNot, Inc.*	400	12,800
RingCentral, Inc., Class A*	300	5,430
Safeguard Scientifics, Inc.*	1,050	23,289
Sapient Corp.*	4,152	70,833
Shutterfly, Inc.*	1,590	67,861
Shutterstock, Inc.*	300	21,783
Spark Networks, Inc.*	800	4,184
SPS Commerce, Inc.*	700	43,015
Stamps.com, Inc.*	462	15,505
support.com, Inc.*	2,439	6,219
TechTarget, Inc.*	500	3,605
TeleCommunication Systems, Inc., Class A*	3,800	8,740
Textura Corp.*	300	7,563

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
Towerstream Corp.*	4,200	$9,870
Travelzoo, Inc.*	311	7,122
Trulia, Inc.*	1,086	36,055
United Online, Inc.*	584	6,751
Unwired Planet, Inc.*	1,950	4,231
VASCO Data Security International, Inc.*	728	5,489
VirnetX Holding Corp.*	1,583	22,447
Vitacost.com, Inc.*	1,300	9,217
Vocus, Inc.*	881	11,744
Web.com Group, Inc.*	1,600	54,448
WebMD Health Corp.*	1,186	49,100
Wix.com Ltd.	300	6,891
XO Group, Inc.*	1,359	13,780
Yelp, Inc.*	1,300	100,009
Zillow, Inc. Class A*	888	78,233
Zix Corp.*	3,548	14,689

		1,657,075

Investment Companies — 1.0%
Apollo Investment Corp.	8,796	73,095
Arlington Asset Investment Corp., Class A	500	13,240
BlackRock Kelso Capital Corp.	2,858	26,208
Capital Southwest Corp.	636	22,082
Fifth Street Finance Corp.	5,650	53,449
Gladstone Capital Corp.	412	4,153
Golub Capital BDC, Inc.	1,410	25,154
KCAP Financial, Inc.	1,573	13,622
Main Street Capital Corp.	1,590	52,247
MCG Capital Corp.	3,854	14,607
Medallion Financial Corp.	748	9,881
Medley Capital Group	2,077	28,268
MVC Capital, Inc.	1,281	17,358
New Mountain Finance Corp.	1,653	24,051
NGP Capital Resources Co.	352	2,380
PennantPark Floating Rate Capital Ltd.	512	7,076
PennantPark Investment Corp.	2,587	28,586
Prospect Capital Corp.	12,535	135,378
Solar Capital Ltd.	1,977	43,059
Solar Senior Capital Ltd.	533	9,120
Stellus Capital Investment Corp.	600	8,628
TCP Capital Corp.	1,400	23,170
THL Credit, Inc.	1,600	22,080
TICC Capital Corp.	1,814	17,741
Triangle Capital Corp.	1,041	26,951

		701,584

Iron & Steel — 0.2%
AK Steel Holding Corp.*	5,300	38,266
Commercial Metals Co.	4,400	83,072
Schnitzer Steel Industries, Inc., Class A	900	25,965
Universal Stainless & Alloy Products, Inc.*	333	11,245

		158,548

Leisure Time — 0.6%
Arctic Cat, Inc.	444	21,219
Black Diamond, Inc.*	1,300	15,899
Brunswick Corp.	3,668	166,124
Callaway Golf Co.	2,746	28,064

	Number of Shares	Value†

Leisure Time — (continued)
ClubCorp Holdings, Inc.	800	$15,120
Diamond Resorts International, Inc.*	800	13,560
Fox Factory Holding Corp.*	500	9,450
Interval Leisure Group, Inc.	1,416	37,014
Johnson Outdoors, Inc.	200	5,084
Life Time Fitness, Inc.*	1,659	79,798
Marine Products Corp.	160	1,203
Nautilus, Inc.*	1,300	12,519
Town Sports International Holdings, Inc.	600	5,094

		410,148

Lodging — 0.2%
Boyd Gaming Corp.*	3,000	39,600
Marcus Corp.	933	15,581
Monarch Casino & Resort, Inc.*	185	3,428
Morgans Hotel Group Co.*	1,494	12,012
Orient-Express Hotels Ltd., Class A*	3,745	53,965

		124,586

Machinery — Construction & Mining — 0.1%
Astec Industries, Inc.	898	39,431
Hyster-Yale Materials Handling, Inc.	444	43,290

		82,721

Machinery — Diversified — 1.3%
Alamo Group, Inc.	317	17,223
Albany International Corp., Class A	1,132	40,231
Altra Holdings, Inc.	1,003	35,807
Applied Industrial Technologies, Inc.	1,582	76,316
Briggs & Stratton Corp.	1,936	43,076
Chart Industries, Inc.*	1,177	93,630
Cognex Corp.*	3,514	118,984
Columbus McKinnon Corp.*	685	18,351
DXP Enterprises, Inc.*	422	40,060
Global Power Equipment Group, Inc.	900	17,901
Hurco Cos., Inc.	200	5,336
Kadant, Inc.	499	18,199
Lindsay Corp.	553	48,764
Manitex International, Inc.*	500	8,150
NACCO Industries, Inc., Class A	222	12,035
Power Solutions International, Inc.*	100	7,517
Tecumseh Products Co., Class A*	800	5,520
Tennant Co.	736	48,296
The ExOne Co.*	200	7,166
The Gorman-Rupp Co.	751	23,874
The Middleby Corp.*	695	183,626
Twin Disc, Inc.	235	6,190

		876,252

Media — 0.8%
A.H. Belo Corp., Class A	1,100	12,738
Central European Media Enterprises Ltd., Class A*	3,100	9,114
Courier Corp.	247	3,804
Crown Media Holdings, Inc., Class A*	217	833
Cumulus Media, Inc., Class A*	2,800	19,348
Daily Journal Corp.*	1	173
Demand Media, Inc.*	1,300	6,305
Dex Media, Inc.*	700	6,440

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
E.W. Scripps Co., Class A*	1,206	$21,370
Entercom Communications Corp., Class A*	1,400	14,098
Entravision Communications Corp., Class A	2,800	18,760
Gray Television, Inc.*	2,000	20,740
Hemisphere Media Group, Inc.*	600	7,554
Houghton Mifflin Harcourt Co.*	800	16,264
Journal Communications, Inc., Class A*	1,784	15,806
Martha Stewart Living Omnimedia, Inc., Class A*	562	2,546
Media General, Inc., Class A*	800	14,696
Meredith Corp.	1,500	69,645
Nexstar Broadcasting Group	1,100	41,272
Saga Communications, Inc.*	133	6,609
Scholastic Corp.	956	32,963
Sinclair Broadcast Group, Inc., Class A	2,817	76,313
The McClatchy Co., Class A*	2,400	15,408
The New York Times Co., Class A	5,321	91,096
World Wrestling Entertainment, Inc.,Class A	1,314	37,948

		561,843

Metal Fabricate/Hardware — 0.8%
A.M. Castle & Co.*	435	6,390
Ampco-Pittsburgh Corp.	214	4,038
CIRCOR International, Inc.	735	53,898
Dynamic Materials Corp.	690	13,138
Furmanite Corp.*	2,054	20,170
Global Brass & Copper Holdings, Inc.	600	9,462
Haynes International, Inc.	564	30,456
L.B. Foster Co., Class A	366	17,147
Mueller Industries, Inc.	2,188	65,618
Mueller Water Products, Inc., Class A	6,192	58,824
NN, Inc.	700	13,790
Northwest Pipe Co.*	483	17,465
Olympic Steel, Inc.	231	6,630
Omega Flex, Inc.	59	1,265
RBC Bearings, Inc.*	937	59,687
Rexnord Corp.*	1,200	34,776
RTI International Metals, Inc.*	1,113	30,919
Sun Hydraulics Corp.	859	37,203
Worthington Industries, Inc.	1,984	75,888

		556,764

Mining — 0.7%
Allied Nevada Gold Corp.*	4,000	17,240
AMCOL International Corp.	1,098	50,266
Century Aluminum Co.*	2,254	29,775
Coeur Mining, Inc.*	3,828	35,562
General Moly, Inc.*	1,499	1,484
Globe Specialty Metals, Inc.	2,414	50,260
Gold Resource Corp.	1,300	6,214
Hecla Mining Co.	12,817	39,348
Horsehead Holding Corp.*	1,983	33,354
Kaiser Aluminum Corp.	716	51,137
Materion Corp.	857	29,078
Midway Gold Corp.*	2,200	2,310
Molycorp, Inc.*	5,800	27,202
Noranda Aluminium Holding Corp.	600	2,466
Paramount Gold and Silver Corp.*	2,900	3,567

	Number of Shares	Value†

Mining — (continued)
Stillwater Mining Co.*	4,524	$67,001
United States Lime & Minerals, Inc.	29	1,633
Ur-Energy, Inc.*	5,400	8,370
Uranium Energy Corp.*	2,400	3,168
US Silica Holdings, Inc.	1,000	38,170

		497,605

Miscellaneous Manufacturing — 1.7%
Actuant Corp., Class A	2,806	95,825
American Railcar Industries, Inc.	400	28,012
AZZ, Inc.	976	43,608
Barnes Group, Inc.	2,065	79,441
Blount International, Inc.*	1,995	23,740
Chase Corp.	200	6,306
CLARCOR, Inc.	1,898	108,850
EnPro Industries, Inc.*	817	59,371
Fabrinet*	1,100	22,847
Federal Signal Corp.*	2,343	34,911
FreightCar America, Inc.	570	13,247
GP Strategies Corp.*	696	18,952
Handy & Harman Ltd.*	200	4,402
Hillenbrand, Inc.	2,174	70,285
John Bean Technologies Corp.	1,229	37,976
Koppers Holdings, Inc.	820	33,809
LSB Industries, Inc.*	749	28,028
Lydall, Inc.*	600	13,722
Movado Group, Inc.	760	34,618
Myers Industries, Inc.	1,125	22,410
NL Industries, Inc.	90	976
Park-Ohio Holdings Corp.*	400	22,460
PMFG, Inc.*	486	2,901
Polypore International, Inc.*	1,900	64,999
Proto Labs, Inc.*	700	47,369
Raven Industries, Inc.	1,346	44,081
Smith & Wesson Holding Corp.*	2,179	31,857
Standex International Corp.	500	26,790
Sturm Ruger & Co., Inc.	819	48,976
Tredegar Corp.	1,061	24,414
Trimas Corp.*	1,795	59,594

		1,154,777

Office Furnishings — 0.4%
Herman Miller, Inc.	2,232	71,714
HNI Corp.	1,843	67,380
Interface, Inc.	2,195	45,107
Knoll, Inc.	1,953	35,525
Steelcase, Inc., Class A	3,131	52,006

		271,732

Oil & Gas — 2.8%
Abraxas Petroleum Corp.*	4,100	16,236
Adams Resources & Energy, Inc.	100	5,792
Alon USA Energy, Inc.	952	14,223
Apco Oil and Gas International, Inc.*	258	3,728
Approach Resources, Inc.*	1,341	28,040
Arabian American Development Co.*	1,000	10,850
Athlon Energy, Inc.*	800	28,360
Bill Barrett Corp.*	2,025	51,840

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Bonanza Creek Energy, Inc.*	1,100	$48,840
BPZ Resources, Inc.*	6,783	21,570
Callon Petroleum Co.*	2,000	16,740
Carrizo Oil & Gas, Inc.*	1,865	99,703
Clayton Williams Energy, Inc.*	217	24,523
Comstock Resources, Inc.	1,987	45,403
Contango Oil & Gas Co.*	503	24,013
Delek US Holdings, Inc.	1,398	40,598
Diamondback Energy, Inc.*	900	60,579
Emerald Oil, Inc.*	2,200	14,784
Endeavour International Corp.*	1,352	4,394
Energy XXI Bermuda Ltd.	3,062	72,171
EPL Oil & Gas, Inc.*	1,200	46,320
Equal Energy Ltd.	1,600	7,328
Evolution Petroleum Corp.	500	6,365
EXCO Resources, Inc.	6,375	35,700
Forest Oil Corp.*	3,900	7,449
FX Energy, Inc.*	1,389	4,639
Gastar Exploration, Inc.*	2,600	14,222
Goodrich Petroleum Corp.*	1,281	20,265
Halcon Resources Corp.*	9,876	42,763
Hercules Offshore, Inc.*	6,105	28,022
Isramco, Inc.*	21	2,783
Jones Energy, Inc.*	600	9,084
Kodiak Oil & Gas Corp.*	10,700	129,898
Magnum Hunter Resources Corp.*	6,600	56,100
Matador Resources Co.*	2,400	58,776
Midstates Petroleum Co., Inc.*	1,100	5,896
Miller Energy Resources, Inc.*	1,900	11,172
Northern Oil & Gas, Inc.*	2,253	32,939
Panhandle Oil and Gas, Inc., Class A	417	18,185
Parker Drilling Co.*	5,217	36,989
PDC Energy, Inc.*	1,412	87,911
Penn Virginia Corp.*	2,012	35,190
PetroQuest Energy, Inc.*	1,539	8,772
Quicksilver Resources, Inc.*	4,600	12,098
Resolute Energy Corp.*	2,200	15,840
Rex Energy Corp.*	1,800	33,678
Rosetta Resources, Inc.*	2,437	113,516
RSP Permian, Inc.*	900	26,001
Sanchez Energy Corp.*	1,600	47,408
Stone Energy Corp.*	1,879	78,862
Swift Energy Co.*	1,889	20,326
Synergy Resources Corp.*	2,000	21,500
Triangle Petroleum Corp.*	2,300	18,952
Vaalco Energy, Inc.*	2,430	20,777
W&T Offshore, Inc.	1,643	28,440
Warren Resources, Inc.*	3,605	17,304
Western Refining, Inc.	2,037	78,628

		1,872,485

Oil & Gas Services — 1.8%
Basic Energy Services, Inc.*	1,188	32,563
Bolt Technology Corp.	400	7,908
C J Energy Services, Inc.*	1,930	56,279
Cal Dive International, Inc.*	2,189	3,721
CARBO Ceramics, Inc.	800	110,392

	Number of Shares	Value†

Oil & Gas Services — (continued)
CHC Group Ltd.*	1,400	$10,346
Dawson Geophysical Co.	215	6,022
Exterran Holdings, Inc.	2,300	100,924
Flotek Industries, Inc.*	1,800	50,130
Forum Energy Technologies, Inc.*	1,500	46,470
Geospace Technologies Corp.*	476	31,497
Gulf Island Fabrication, Inc.	818	17,677
Helix Energy Solutions Group, Inc.*	4,001	91,943
Hornbeck Offshore Services, Inc.*	1,378	57,614
ION Geophysical Corp.*	5,465	23,008
Key Energy Services, Inc.*	6,024	55,662
Matrix Service Co.*	987	33,341
Mitcham Industries, Inc.*	300	4,182
Natural Gas Services Group, Inc.*	594	17,903
Newpark Resources, Inc.*	3,512	40,212
North Atlantic Drilling Ltd.	2,800	24,752
Pioneer Energy Services Corp.*	2,650	34,317
SEACOR Holdings, Inc.*	800	69,136
Targa Resources Corp.	1,300	129,038
Tesco Corp.*	1,400	25,900
TETRA Technologies, Inc.*	2,979	38,131
TGC Industries, Inc.*	945	5,623
Thermon Group Holdings, Inc.*	1,100	25,498
Vantage Drilling Co.*	9,090	15,544
Willbros Group, Inc.*	2,017	25,455

		1,191,188

Packaging and Containers — 0.2%
AEP Industries, Inc.*	138	5,120
Berry Plastics Group, Inc.*	2,100	48,615
Graphic Packaging Holding Co.*	7,887	80,132
UFP Technologies, Inc.*	200	4,872

		138,739

Pharmaceuticals — 3.2%
ACADIA Pharmaceuticals, Inc.*	2,600	63,258
AcelRx Pharmaceuticals, Inc.*	900	10,809
Achillion Pharmaceuticals, Inc.*	3,300	10,857
Aegerion Pharmaceuticals, Inc.	1,100	50,732
Aerie Pharmaceuticals, Inc.*	300	6,357
Agios Pharmaceuticals, Inc.*	400	15,660
Akorn, Inc.*	2,413	53,086
Alimera Sciences, Inc.	1,100	8,679
Amicus Therapeutics, Inc.*	500	1,035
Ampio Pharmaceuticals, Inc.*	1,200	7,620
Anacor Pharmaceuticals, Inc.*	1,000	20,010
Anika Therapeutics, Inc.*	500	20,550
Antares Pharma, Inc.*	5,200	18,200
Aratana Therapeutics, Inc.*	400	7,424
Array BioPharma, Inc.*	5,848	27,486
Auxilium Pharmaceuticals, Inc.*	2,165	58,845
AVANIR Pharmaceuticals, Inc., Class A*	5,777	21,202
BioDelivery Sciences International, Inc.*	1,200	10,128
BioScrip, Inc.*	2,011	14,037
Cempra, Inc.*	1,200	13,860
ChemoCentryx, Inc.*	1,000	6,630
Chimerix, Inc.*	400	9,136
Clovis Oncology, Inc.*	700	48,489

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Corcept Therapeutics, Inc.*	2,900	$12,644
Cytori Therapeutics, Inc.*	3,510	9,477
Depomed, Inc.*	2,583	37,453
Derma Sciences, Inc.*	700	8,876
Durata Therapeutics, Inc.*	500	6,730
Dyax Corp.*	5,020	45,080
Enanta Pharmaceuticals, Inc.*	100	3,999
Endocyte, Inc.*	1,500	35,715
Furiex Pharmaceuticals, Inc.*	300	26,100
Hi-Tech Pharmacal Co, Inc.*	455	19,715
Hyperion Therapeutics, Inc.*	400	10,320
Idenix Pharmaceuticals, Inc.*	4,793	28,902
Impax Laboratories, Inc.*	2,837	74,954
Infinity Pharmaceuticals, Inc.*	1,828	21,735
Insys Therapeutics, Inc.*	300	12,429
Ironwood Pharmaceuticals, Inc.*	4,461	54,959
Isis Pharmaceuticals, Inc.*	4,510	194,877
Keryx Biopharmaceuticals, Inc.*	3,500	59,640
Lannett Co, Inc.*	797	28,469
Lifevantage Corp.*	4,600	6,026
MannKind Corp.*	5,504	22,126
Natural Grocers By Vitamin Cottage, Inc.*	400	17,464
Nature’s Sunshine Products, Inc.	200	2,756
Nektar Therapeutics*	4,833	58,576
Neogen Corp.*	1,502	67,515
Neurocrine Biosciences, Inc.*	2,777	44,710
Nutraceutical International Corp.*	196	5,094
Omega Protein Corp.*	500	6,035
Ophthotech Corp.*	300	10,722
Opko Health, Inc.*	7,176	66,880
Orexigen Therapeutics, Inc.*	4,188	27,222
Osiris Therapeutics, Inc.*	773	10,149
Pacira Pharmaceuticals, Inc.*	1,100	76,989
PharMerica Corp.*	1,420	39,732
Portola Pharmaceuticals, Inc.*	400	10,360
Pozen, Inc.*	1,002	8,016
Progenics Pharmaceuticals, Inc.*	2,601	10,638
Questcor Pharmaceuticals, Inc.	2,036	132,197
Raptor Pharmaceutical Corp.*	2,600	26,000
Receptos, Inc.*	400	16,776
Relypsa, Inc.*	200	5,962
Repros Therapeutics, Inc.*	900	15,966
Sagent Pharmaceuticals, Inc.*	700	16,359
Sarepta Therapeutics, Inc.*	1,400	33,642
Sciclone Pharmaceuticals, Inc.*	2,277	10,360
SIGA Technologies, Inc.*	685	2,123
Star Scientific, Inc.*	8,244	6,469
Sucampo Pharmaceuticals, Inc., Class A*	171	1,223
Supernus Pharmaceuticals, Inc.*	600	5,364
Synageva BioPharma Corp.*	800	66,376
Synergy Pharmaceuticals, Inc.*	4,300	22,833
Synta Pharmaceuticals Corp.*	1,921	8,279
Synutra International, Inc.*	311	2,081
Targacept, Inc.*	703	3,339
TESARO, Inc.*	600	17,688
Tetraphase Pharmaceuticals, Inc.*	900	9,801

	Number of Shares	Value†

Pharmaceuticals — (continued)
TherapeuticsMD, Inc.*	3,200	$20,192
Threshold Pharmaceuticals, Inc.*	2,000	9,520
USANA Health Sciences, Inc.*	224	16,876
Vanda Pharmaceuticals, Inc.*	1,241	20,166
Vivus, Inc.*	3,770	22,394
XenoPort, Inc.*	1,927	9,963
Zogenix, Inc.*	4,600	13,087

		2,202,210

Pipelines — 0.2%
Primoris Services Corp.	1,290	38,674
SemGroup Corp.	1,600	105,088

		143,762

Private Equity — 0.1%
Fidus Investment Corp.	665	12,841
Gladstone Investment Corp.	879	7,269
GSV Capital Corp.*	1,000	10,140
Hercules Technology Growth Capital, Inc.	2,479	34,880

		65,130

Real Estate — 0.3%
Alexander & Baldwin, Inc.	1,800	76,608
AV Homes, Inc.*	195	3,528
Consolidated-Tomoka Land Co.	124	4,995
Forestar Group, Inc.*	1,163	20,701
HFF, Inc., Class A*	1,400	47,054
Kennedy-Wilson Holdings, Inc.	2,481	55,847
Marcus & Millichap, Inc.*	500	8,920
RE/MAX Holdings, Inc.*	400	11,532

		229,185

Retail — 5.7%
Aeropostale, Inc.*	3,184	15,984
America’s Car-Mart, Inc.*	227	8,336
ANN, Inc.*	1,785	74,042
Asbury Automotive Group, Inc.*	1,249	69,082
Barnes & Noble, Inc.*	1,400	29,260
bebe Stores, Inc.	1,517	9,284
Big 5 Sporting Goods Corp.	581	9,325
Biglari Holdings, Inc.*	59	28,762
BJ’s Restaurants, Inc.*	1,020	33,364
Bloomin’ Brands, Inc.*	2,100	50,610
Bob Evans Farms, Inc.	1,042	52,131
Body Central Corp.*	500	535
Bravo Brio Restaurant Group, Inc.*	500	7,055
Brown Shoe Co., Inc.	1,654	43,897
Buffalo Wild Wings, Inc.*	747	111,228
Burlington Stores, Inc.*	600	17,712
Carrols Restaurant Group, Inc.*	1,713	12,282
Casey’s General Stores, Inc.	1,540	104,089
Cash America International, Inc.	1,125	43,560
Christopher & Banks Corp.*	1,500	9,915
Chuy’s Holdings, Inc.*	600	25,884
Citi Trends, Inc.*	903	14,710
Conn’s, Inc.*	804	31,235
Container Store Group, Inc. (The)*	600	20,370
Cracker Barrel Old Country Store, Inc.	824	80,126
Del Frisco’s Restaurant Group, Inc.*	400	11,160

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Denny’s Corp.*	3,552	$22,839
Destination Maternity Corp.	578	15,837
Destination XL Group, Inc.*	1,500	8,460
DineEquity, Inc.	671	52,385
Einstein Noah Restaurant Group, Inc.	84	1,383
Express, Inc.*	3,154	50,086
Ezcorp, Inc., Class A*	1,766	19,055
Fiesta Restaurant Group, Inc.*	813	37,065
First Cash Financial Services, Inc.*	1,162	58,635
Five Below, Inc.*	1,200	50,976
Francesca’s Holdings Corp.*	1,658	30,076
Fred’s, Inc., Class A	1,431	25,772
Genesco, Inc.*	895	66,740
Gordmans Stores, Inc.	200	1,092
Group 1 Automotive, Inc.	807	52,988
Haverty Furniture Cos., Inc.	950	28,215
hhgregg, Inc.*	662	6,362
Hibbett Sports, Inc.*	955	50,500
HSN, Inc.	1,279	76,395
Ignite Restaurant Group, Inc.*	300	4,221
Jack in the Box, Inc.*	1,614	95,129
Jamba, Inc.*	940	11,275
Jos. A. Bank Clothiers, Inc.*	1,099	70,666
Kate Spade & Co.*	4,771	176,956
Kirkland’s, Inc.*	427	7,895
Krispy Kreme Doughnuts, Inc.*	2,622	46,488
Lithia Motors, Inc., Class A	894	59,415
Luby’s, Inc.*	600	3,696
Lumber Liquidators Holdings, Inc.*	1,133	106,275
MarineMax, Inc.*	1,000	15,190
Mattress Firm Holding Corp.*	500	23,915
Nathan’s Famous, Inc.*	100	4,899
New York & Co., Inc.*	583	2,559
Noodles & Co.*	300	11,841
Office Depot, Inc.*	18,610	76,859
Pacific Sunwear of California, Inc.*	2,100	6,237
Papa John’s International, Inc.	1,310	68,264
PC Connection, Inc.*	165	3,353
Penske Automotive Group, Inc.	1,676	71,666
PetMed Express, Inc.	1,113	14,925
Pier 1 Imports, Inc.	3,644	68,799
Popeyes Louisiana Kitchen, Inc.*	959	38,974
Potbelly Corp.*	300	5,361
Pricesmart, Inc.	731	73,780
RadioShack Corp.*	3,900	8,268
Red Robin Gourmet Burgers, Inc.*	520	37,274
Regis Corp.	1,832	25,098
Restoration Hardware Holdings, Inc.*	700	51,513
Rite Aid Corp.*	28,272	177,266
Roundy’s, Inc.	900	6,192
Ruby Tuesday, Inc.*	2,213	12,415
Rush Enterprises, Inc., Class A*	1,235	40,113
Ruth’s Hospitality Group, Inc.	1,695	20,493
Sears Hometown and Outlet Stores, Inc.*	300	7,095
Shoe Carnival, Inc.	758	17,464
Sonic Automotive, Inc., Class A	1,534	34,484

	Number of Shares	Value†

Retail — (continued)
Sonic Corp.*	2,132	$48,588
Stage Stores, Inc.	1,381	33,766
Stein Mart, Inc.	1,261	17,667
Susser Holdings Corp.*	702	43,854
Systemax, Inc.*	262	3,906
Texas Roadhouse, Inc.	2,470	64,418
The Bon-Ton Stores, Inc.	500	5,490
The Buckle, Inc.	1,049	48,044
The Cato Corp., Class A	1,104	29,852
The Cheesecake Factory, Inc.	2,216	105,548
The Children’s Place Retail Stores, Inc.	894	44,530
The Finish Line, Inc., Class A	1,793	48,572
The Men’s Wearhouse, Inc.	1,956	95,805
The Pantry, Inc.*	1,254	19,236
The Pep Boys - Manny, Moe, & Jack*	2,305	29,320
The Wet Seal, Inc., Class A*	2,604	3,437
Tile Shop Holdings, Inc.*	700	10,815
Tilly’s, Inc.*	400	4,680
Tuesday Morning Corp.*	2,029	28,710
Vera Bradley, Inc.*	800	21,592
Vitamin Shoppe, Inc.*	1,200	57,024
West Marine, Inc.*	664	7,550
Winmark Corp.	100	7,566
Zale Corp.*	1,300	27,183
Zumiez, Inc.*	703	17,041

		3,899,306

Savings & Loans — 1.4%
Astoria Financial Corp.	3,201	44,238
Banc of California, Inc.	800	9,816
Bank Mutual Corp.	2,432	15,419
BankFinancial Corp.	609	6,078
BBX Capital Corp.*	400	7,780
Beneficial Mutual Bancorp, Inc.*	1,749	23,069
Berkshire Hills Bancorp, Inc.	1,102	28,520
BofI Holding, Inc.*	500	42,875
Brookline Bancorp, Inc.	3,222	30,351
Capitol Federal Financial, Inc.	5,600	70,280
Charter Financial Corp.	900	9,729
Clifton Savings Bancorp, Inc.	150	1,758
Dime Community Bancshares, Inc.	1,030	17,489
ESB Financial Corp.	232	3,032
ESSA Bancorp, Inc.	319	3,467
EverBank Financial Corp.	3,000	59,190
First Defiance Financial Corp.	300	8,136
First Financial Northwest, Inc.	600	6,090
Flagstar Bancorp, Inc.*	800	17,776
Flushing Financial Corp.	1,338	28,192
Fox Chase Bancorp, Inc.	420	7,077
Home Bancorp, Inc.*	200	4,198
Home Federal Bancorp, Inc.	753	11,717
Home Loan Servicing Solutions Ltd.	2,800	60,480
Homestreet, Inc.	600	11,730
Hometrust Bancshares, Inc.*	900	14,202
Investors Bancorp, Inc.	1,865	51,549
Kearny Financial Corp.*	852	12,592
Meridian Interstate Bancorp, Inc.*	439	11,225

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Savings & Loans — (continued)
Meta Financial Group, Inc.	200	$8,970
NASB Financial, Inc.	200	5,040
Northfield Bancorp, Inc.	2,193	28,202
Northwest Bancshares, Inc.	3,775	55,115
OceanFirst Financial Corp.	327	5,785
Oritani Financial Corp.	1,718	27,161
Pacific Premier Bancorp, Inc.*	700	11,298
Provident Financial Holdings, Inc.	400	6,168
Provident Financial Services, Inc.	2,403	44,143
Rockville Financial, Inc.	730	9,921
Sterling Bancorp, Inc.	3,627	45,918
Territorial Bancorp, Inc.	243	5,249
United Community Financial Corp.*	1,700	6,664
United Financial Bancorp, Inc.	1,040	19,126
Westfield Financial, Inc.	784	5,841
WSFS Financial Corp.	357	25,500

		928,156

Semiconductors — 3.3%
Aeroflex Holding Corp.*	500	4,155
Alpha & Omega Semiconductor Ltd.*	400	2,944
Ambarella, Inc.*	700	18,697
Amkor Technology, Inc.*	2,511	17,225
ANADIGICS, Inc.*	1,379	2,344
Applied Micro Circuits Corp.*	2,958	29,284
ATMI, Inc.*	1,228	41,764
Axcelis Technologies, Inc.*	6,100	13,115
Brooks Automation, Inc.	2,477	27,074
Cabot Microelectronics Corp.*	961	42,284
Cavium, Inc.*	2,079	90,915
Ceva, Inc.*	671	11,783
Cirrus Logic, Inc.*	2,481	49,297
Cohu, Inc.	904	9,709
Cypress Semiconductor Corp.*	5,500	56,485
Diodes, Inc.*	1,399	36,542
DSP Group, Inc.*	557	4,813
Emulex Corp.*	3,706	27,387
Entegris, Inc.*	5,270	63,820
Entropic Communications, Inc.*	3,832	15,673
Exar Corp.*	1,532	18,307
FormFactor, Inc.*	2,172	13,879
Gerber Scientific, Inc.~	500	0
GSI Technology, Inc.*	359	2,481
GSl Group, Inc.*	1,500	19,590
GT Advanced Technologies, Inc*	5,299	90,348
Hittite Microwave Corp.	1,266	79,809
Inphi Corp.*	1,100	17,699
Integrated Device Technology, Inc.*	5,593	68,402
Integrated Silicon Solution, Inc.*	1,000	15,550
Intermolecular, Inc.*	900	2,520
International Rectifier Corp.*	2,900	79,460
Intersil Corp., Class A	5,100	65,892
IXYS Corp.	566	6,424
Kopin Corp.*	1,507	5,696
Lattice Semiconductor Corp.*	4,924	38,604
LTX-Credence Corp.*	2,466	21,972
MaxLinear, Inc., Class A*	500	4,740

	Number of Shares	Value†

Semiconductors — (continued)
Micrel, Inc.	1,845	$20,443
Microsemi Corp.*	3,693	92,436
MKS Instruments, Inc.	1,996	59,660
Monolithic Power Systems, Inc.*	1,567	60,753
MoSys, Inc.*	2,000	9,080
Nanometrics, Inc.*	900	16,173
Omnivision Technologies, Inc.*	1,919	33,966
Peregrine Semiconductor Corp.*	1,100	6,655
Pericom Semiconductor Corp.*	646	5,058
Photronics, Inc.*	2,192	18,698
PLX Technology, Inc.*	1,260	7,623
PMC-Sierra, Inc.*	7,700	58,597
Power Integrations, Inc.	1,095	72,029
QLogic Corp.*	3,200	40,800
Rambus, Inc.*	4,623	49,697
Richardson Electronics Ltd.	300	3,228
Rubicon Technology, Inc.*	1,123	12,679
Rudolph Technologies, Inc.*	1,654	18,872
Semtech Corp.*	2,809	71,180
Sigma Designs, Inc.*	777	3,699
Silicon Image, Inc.*	2,739	18,899
SunEdison, Inc.*	10,700	201,588
Supertex, Inc.*	389	12,829
Tessera Technologies, Inc.	2,123	50,167
TriQuint Semiconductor, Inc.*	6,177	82,710
Ultra Clean Holdings*	900	11,835
Ultratech, Inc.*	978	28,548
Veeco Instruments, Inc.*	1,693	70,988

		2,255,573

Software — 4.7%
Accelrys, Inc.*	2,566	31,972
ACI Worldwide, Inc.*	1,509	89,318
Actuate Corp.*	1,940	11,679
Acxiom Corp.*	2,967	102,050
Advent Software, Inc.	1,335	39,196
American Software, Inc., Class A	593	6,031
Aspen Technology, Inc.*	3,753	158,977
athenahealth, Inc.*	1,456	233,309
Audience, Inc.*	400	5,000
AVG Technologies NV*	900	18,864
Benefitfocus, Inc.*	200	9,394
Blackbaud, Inc.	1,750	54,775
Bottomline Technologies, Inc.*	1,545	54,307
Callidus Software, Inc.*	2,000	25,040
CommVault Systems, Inc.*	1,848	120,028
Computer Programs & Systems, Inc.	447	28,876
Cornerstone OnDemand, Inc.*	1,600	76,592
CSG Systems International, Inc.	1,281	33,357
Cvent, Inc.*	300	10,845
Demandware, Inc.*	700	44,842
Digi International, Inc.*	657	6,669
Digital River, Inc.*	1,388	24,193
E2open, Inc.*	600	14,142
Ebix, Inc.	1,336	22,806
Envestnet, Inc.*	900	36,162
EPAM Systems, Inc.*	800	26,320

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Epiq Systems, Inc.	1,168	$15,920
Fair Isaac Corp.	1,388	76,784
Fleetmatics Group PLC*	600	20,070
Glu Mobile, Inc.*	2,500	11,850
Guidance Software, Inc.*	400	4,424
Guidewire Software, Inc.*	1,900	93,195
Imperva Inc*	800	44,560
inContact, Inc.	2,100	20,160
Infoblox, Inc.*	2,100	42,126
InnerWorkings, Inc.*	1,724	13,206
Interactive Intelligence Group, Inc.*	597	43,282
Jive Software, Inc.*	1,500	12,015
Luxoft Holding, Inc.*	300	10,521
ManTech International Corp., Class A	1,039	30,557
MedAssets, Inc.*	2,448	60,490
Medidata Solutions, Inc.*	2,088	113,462
MicroStrategy, Inc., Class A*	318	36,694
Model N, Inc.*	300	3,033
Monotype Imaging Holdings, Inc.	1,599	48,194
Omnicell, Inc.*	1,435	41,070
PDF Solutions, Inc.*	1,200	21,804
Pegasystems, Inc.	630	22,252
Progress Software Corp.*	1,986	43,295
Proofpoint, Inc.*	800	29,664
PROS Holdings, Inc.*	917	28,895
PTC, Inc.*	4,725	167,407
QAD, Inc.	92	1,880
Qlik Technologies, Inc.*	3,441	91,496
Quality Systems, Inc.	1,704	28,763
Rally Software Development Corp.*	300	4,014
RealPage, Inc.*	2,000	36,320
Rocket Fuel, Inc.*	200	8,576
Rosetta Stone, Inc.*	202	2,266
Sapiens International Corp N.V.*	800	6,488
Schawk, Inc.	487	9,735
SciQuest, Inc.*	900	24,313
Seachange International, Inc.*	1,273	13,290
SS&C Technologies Holdings, Inc.*	2,200	88,044
Synchronoss Technologies, Inc.*	1,146	39,296
SYNNEX Corp.*	994	60,246
Take-Two Interactive Software, Inc.*	3,344	73,334
Tangoe, Inc.*	1,069	19,873
The Ultimate Software Group, Inc.*	1,116	152,892
Tyler Technologies, Inc.*	1,252	104,767
Verint Systems, Inc.*	1,995	93,625

		3,198,892

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	1,477	64,043
Wesco Aircraft Holdings, Inc.*	1,540	33,895

		97,938

Telecommunications — 3.0%
8X8, Inc.*	3,400	36,754
ADTRAN, Inc.	2,205	53,824
Alliance Fiber Optic Products, Inc.	600	8,682
Anixter International, Inc.	1,034	104,972
ARRIS Group, Inc.*	4,681	131,911

	Number of Shares	Value†

Telecommunications — (continued)
Aruba Networks, Inc.*	4,213	$78,994
Atlantic Tele-Network, Inc.	449	29,598
Aviat Networks, Inc.*	1,462	2,325
Black Box Corp.	562	13,679
CalAmp Corp.*	1,400	39,018
Calix, Inc.*	1,487	12,535
Cbeyond, Inc.*	568	4,118
Ciena Corp.*	3,900	88,686
Cincinnati Bell, Inc.*	7,785	26,936
Comtech Telecommunications Corp.	552	17,587
Comverse, Inc.*	990	34,234
Consolidated Communications Holdings, Inc.	1,745	34,917
DigitalGlobe, Inc.*	2,869	83,230
EarthLink Holdings Corp.	4,016	14,498
Extreme Networks, Inc.*	3,147	18,253
Fairpoint Communications, Inc.*	600	8,160
Finisar Corp.*	3,821	101,295
General Communication, Inc., Class A*	986	11,250
Gigamon, Inc.*	400	12,156
Gogo Inc*	600	12,324
Harmonic, Inc.*	4,270	30,488
Hawaiian Telcom Holdco, Inc.*	500	14,245
HickoryTech Corp.	400	5,116
IDT Corp., Class B	800	13,328
Infinera Corp.*	4,694	42,621
Inteliquent, Inc.	1,526	22,173
InterDigital, Inc.	1,494	49,466
Iridium Communications, Inc.*	2,500	18,775
Ixia*	2,113	26,412
KVH Industries, Inc.*	354	4,659
LogMeIn, Inc.*	1,081	48,526
Loral Space & Communications, Inc.*	546	38,619
Lumos Networks Corp	782	10,455
MagicJack VocalTec Ltd.*	700	14,861
Neonode, Inc.*	1,600	9,104
NeoPhotonics Corp.*	300	2,379
NETGEAR, Inc.*	1,629	54,946
NII Holdings, Inc.*	6,500	7,735
NTELOS Holdings Corp	382	5,157
Numerex Corp.*	800	8,744
Oplink Communications, Inc.*	635	11,405
ORBCOMM, Inc.*	2,000	13,700
Parkervision, Inc.*	4,100	19,680
Plantronics, Inc.	1,767	78,543
Preformed Line Products Co.	45	3,085
Premiere Global Services, Inc.*	1,656	19,971
Procera Networks, Inc.*	700	7,273
RF Micro Devices, Inc.*	11,551	91,022
RigNet, Inc.*	500	26,915
Ruckus Wireless, Inc.*	1,700	20,672
Shenandoah Telecommunications Co.	1,159	37,424
ShoreTel, Inc.*	2,281	19,617
Sonus Networks, Inc.*	9,215	31,054
Straight Path Communications, Inc.*	400	2,944
Telenav, Inc.*	300	1,788

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Tessco Technologies, Inc.	200	$7,472
Ubiquiti Networks, Inc.*	600	27,282
USA Mobility, Inc.	1,112	20,205
ViaSat, Inc.*	1,562	107,840
Vonage Holdings Corp.*	6,100	26,047
Vringo, Inc.*	2,800	9,716
West Corp.	800	19,144
Westell Technologies, Inc.*	1,400	5,166

		2,015,710

Textiles — 0.2%
Culp, Inc.	300	5,922
G&K Services, Inc., Class A	776	47,468
UniFirst Corp.	577	63,435

		116,825

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc.	584	4,217
LeapFrog Enterprises, Inc.*	2,776	20,820

		25,037

Transportation — 1.8%
Air Transport Services Group, Inc.*	2,085	16,367
Arkansas Best Corp.	995	36,765
Atlas Air Worldwide Holdings, Inc.*	1,048	36,963
Bristow Group, Inc.	1,450	109,504
CAI International, Inc.*	860	21,216
Celadon Group, Inc.	935	22,477
Echo Global Logistics, Inc.*	500	9,160
Era Group, Inc.*	800	23,448
Forward Air Corp.	1,196	55,148
Frontline Ltd.*	1,200	4,716
GasLog Ltd.	1,100	25,619
Gulfmark Offshore, Inc., Class A	979	43,996
Heartland Express, Inc.	1,967	44,631
Hub Group, Inc., Class A*	1,543	61,705
International Shipholding Corp.	141	4,151
Knight Transportation, Inc.	2,264	52,366
Knightsbridge Tankers Ltd.	1,174	15,908
Marten Transport Ltd.	1,151	24,770
Matson, Inc.	1,600	39,504
Nordic American Tankers Ltd.	2,667	26,243
Pacer International, Inc.*	1,387	12,428
Patriot Transportation Holding, Inc.*	369	13,302
PHI, Inc.*	593	26,234
Quality Distribution, Inc.*	800	10,392
Roadrunner Transportation Systems, Inc.*	800	20,192
Saia, Inc.*	961	36,720
Scorpio Bulkers ,Inc.*	5,200	52,572
Scorpio Tankers, Inc.	7,100	70,787
Ship Finance International Ltd.	2,284	41,044
Swift Transportation Co.*	3,300	81,675
Teekay Tankers Ltd., Class A	3,193	11,303
Universal Truckload Services, Inc.	100	2,890
UTi Worldwide, Inc.	3,400	36,006
Werner Enterprises, Inc.	1,752	44,694
XPO Logistics, Inc.*	2,000	58,820

	Number of Shares	Value†

Transportation — (continued)
YRC Worldwide, Inc.*	1,300	$29,250

		1,222,966

Trucking and Leasing — 0.2%
Greenbrier Cos., Inc.*	1,047	47,743
TAL International Group, Inc.*	1,293	55,431
Textainer Group Holdings Ltd.	812	31,075

		134,249

Water — 0.2%
American States Water Co.	1,524	49,210
Artesian Resources Corp., Class A	113	2,538
California Water Service Group	1,766	42,278
Connecticut Water Service, Inc.	319	10,900
Consolidated Water Co., Ltd.	312	4,112
Middlesex Water Co.	531	11,587
PICO Holdings, Inc.*	792	20,584
SJW Corp.	488	14,425
York Water Co.	297	6,059

		161,693

TOTAL COMMON STOCKS (Cost $41,254,101)		61,179,983

REAL ESTATE INVESTMENT TRUSTS — 7.6%
Apartments — 0.2%
American Residential Properties, Inc.*	600	10,788
Associated Estates Realty Corp.	2,156	36,523
Campus Crest Communities, Inc.	2,300	19,964
Education Realty Trust, Inc.	5,005	49,399
Silver Bay Realty Trust Corp.	637	9,886

		126,560

Building & Real Estate — 1.5%
Agree Realty Corp.	596	18,124
Altisource Residential Corp.	2,200	69,432
Anworth Mortgage Asset Corp.	5,431	26,938
Apollo Commercial Real Estate Finance, Inc.	1,600	26,608
Ares Commercial Real Estate Corp.	1,000	13,410
Capstead Mortgage Corp.	3,475	43,993
Colony Financial, Inc.	3,616	79,371
CYS Investments, Inc.	6,756	55,805
Dynex Capital, Inc.	2,307	20,648
Getty Realty Corp.	1,163	21,969
Gramercy Property Trust, Inc.	2,900	14,964
Invesco Mortgage Capital, Inc.	4,907	80,818
iStar Financial, Inc.*	3,318	48,974
New York Mortgage Trust, Inc.	3,400	26,452
NorthStar Realty Finance Corp.	12,421	200,475
PennyMac Mortgage Investment Trust	2,692	64,339
Redwood Trust, Inc.	3,377	68,486
Resource Capital Corp.	4,700	26,179
Select Income REIT	900	27,243
Sun Communities, Inc.	1,390	62,675

		996,903

Diversified — 0.7%
AG Mortgage Investment Trust, Inc	1,188	20,802
Armada Hoffler Properties, Inc.	800	8,032

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Diversified — (continued)
CoreSite Realty Corp.	700	$21,700
DuPont Fabros Technology, Inc.	2,450	58,972
EPR Properties	2,010	107,314
New Residential Investment Corp.	9,500	61,465
PS Business Parks, Inc.	765	63,969
STAG lndustrial, Inc.	1,600	38,560
The Geo Group, Inc.	2,768	89,240
UMH Properties, Inc.	968	9,467
Whitestone REIT	800	11,552

		491,073

Diversified Financial Services — 0.2%
American Capital Mortgage. Inc.	2,043	38,347
Apollo Residential Mortgage, Inc.	1,332	21,619
ARMOUR Residential REIT, Inc.	15,700	64,684
JAVELIN Mortgage Investment Corp.	200	2,682
RAIT Financial Trust,Inc.	2,706	22,974
Western Asset Mortgage Capital Corp.	1,097	17,157

		167,463

Forest Products & Paper — 0.1%
Potlatch Corp.	1,578	61,053

Healthcare — 0.6%
Aviv REIT, Inc.	500	12,225
Healthcare Realty Trust, Inc.	3,672	88,679
LTC Properties, Inc.	1,317	49,559
Medical Properties Trust, Inc.	6,607	84,503
National Health Investors, Inc.	1,157	69,952
Physicians Realty Trust	700	9,744
Sabra Healthcare REIT, Inc.	1,488	41,500
Universal Health Realty Income Trust	520	21,965

		378,127

Hotels & Resorts — 1.3%
Ashford Hospitality Prime, Inc.	464	7,016
Ashford Hospitality Trust, Inc.	2,320	26,147
Chatham Lodging Trust	1,000	20,220
Chesapeake Lodging Trust	2,089	53,750
DiamondRock Hospitality Co.	7,523	88,395
FelCor Lodging Trust, Inc.	5,018	45,363
Hersha Hospitality Trust	7,669	44,710
LaSalle Hotel Properties	4,017	125,772
Pebblebrook Hotel Trust	2,409	81,352
RLJ Lodging Trust	5,000	133,700
Ryman Hospitality Properties	1,812	77,046
Strategic Hotels & Resorts, Inc.*	6,812	69,414
Summitt Hotel Properties	2,700	25,056
Sunstone Hotel Investors, Inc.	7,032	96,549

		894,490

Industrial — 0.6%
Chambers Street Properties	9,300	72,261
DCT Industrial Trust, Inc.	12,882	101,510
EastGroup Properties, Inc.	1,175	73,919
First Industrial Realty Trust, Inc.	4,029	77,840
First Potomac Realty Trust	2,392	30,905
Monmouth Real Estate Investment Corp., Class A	2,049	19,548

	Number of Shares	Value†

Industrial — (continued)
QTS Realty Trust, Inc.	500	$12,545
Rexford Industrial Realty, Inc.	900	12,762
Terreno Realty Corp.	1,175	22,219

		423,509

Mixed Industrial/Office — 0.4%
Cousins Properties, Inc.	6,461	74,108
Gladstone Commercial Corp.	652	11,306
Investors Real Estate Trust	3,618	32,489
Lexington Realty Trust	6,815	74,352
One Liberty Properties, Inc.	503	10,724
Washington Real Estate Investment Trust	2,806	67,007
Winthrop Realty Trust	1,277	14,800

		284,786

Office Property — 1.0%
American Assets Trust, Inc.	1,400	47,236
American Realty Capital Properties, Inc.	18,900	264,978
Empire State Realty Trust, Inc.	3,200	48,352
Franklin Street Properties Corp.	3,245	40,887
Government Properties Income Trust	2,244	56,549
Highwoods Properties, Inc.	3,460	132,899
Hudson Pacific Properties, Inc.	1,900	43,833
Parkway Properties, Inc.	2,380	43,435

		678,169

Regional Malls — 0.2%
Glimcher Realty Trust	5,816	58,334
Pennsylvania Real Estate Investment Trust	2,715	49,006
Rouse Properties, Inc.	1,000	17,240

		124,580

Storage & Warehousing — 0.3%
CubeSmart	5,425	93,093
Sovran Self Storage, Inc.	1,282	94,163

		187,256

Strip Centers — 0.5%
Acadia Realty Trust	2,120	55,926
Alexander’s, Inc.	57	20,577
AmREIT, Inc.	700	11,599
Cedar Realty Trust, Inc.	2,826	17,267
Equity One, Inc.	2,454	54,822
Excel Trust, Inc.	2,300	29,164
Inland Real Estate Corp.	2,988	31,523
Kite Realty Group Trust	5,007	30,042
Ramco-Gershenson Properties Trust	2,541	41,418
Retail Opportunity Investments Corp.	3,200	47,808
Saul Centers, Inc.	251	11,887
Urstadt Biddle Properties, Inc., Class A	816	16,859

		368,892

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,299,433)		5,182,861

RIGHTS — 0.0%
Leap Wireless CVR~ (Cost $5,612)	2,300	5,796

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Small Cap Index Fund

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bill
0.020%, 05/22/14	$20	$19,999
0.025%, 04/17/14	5	5,000
0.035%, 05/22/14	45	44,997
0.055%, 04/17/14	10	10,000

TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,997)		79,996

	Number of Shares	Value†
WARRANTS — 0.0%
Central European Media Enterprises Ltd.~	50	0
Clinical Data, Inc.~	354	0
Magnum Hunter Resources Corp.~	780	0

TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,673,491)	1,673,491	1,673,491

TOTAL INVESTMENTS — 100.0% (Cost $47,312,634)(a)		$68,122,127

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2014 is $5,866.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $47,583,412. Net unrealized appreciation/depreciation was $20,538,715. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $23,092,708 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,553,993.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Small Cap Index Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Advertising	$90,289	$90,289	$—	$—
Aerospace & Defense	1,042,354	1,042,354	—	—
Agriculture	221,093	221,093	—	—
Airlines	369,268	369,268	—	—
Apparel	662,273	662,273	—	—
Auto Manufacturers	42,656	42,656	—	—
Auto Parts & Equipment	739,931	739,931	—	—
Banks	4,774,825	4,774,825	—	—
Beverages	110,082	110,082	—	—
Biotechnology	1,827,391	1,827,391	—	—
Building Materials	814,325	814,325	—	—
Chemicals	1,322,795	1,322,795	—	—
Coal	223,045	223,045	—	—
Commercial Services	3,854,156	3,854,156	—	—
Computers	1,286,900	1,286,900	—	—
Cosmetics & Personal Care	67,082	67,082	—	—
Distribution & Wholesale	649,076	649,076	—	—
Diversified Financial Services	1,615,095	1,615,025	70	—
Electric	1,380,583	1,380,583	—	—
Electrical Components & Equipment	1,079,957	1,079,957	—	—
Electronics	1,425,724	1,425,724	—	—
Energy-Alternate Sources	168,302	168,302	—	—
Engineering & Construction	575,232	575,232	—	—
Entertainment	452,424	452,424	—	—
Environmental Control	413,876	413,876	—	—
Food	1,283,835	1,283,835	—	—
Forest Products & Paper	408,600	408,600	—	—
Gas	581,160	581,160	—	—
Hand & Machine Tools	90,964	90,964	—	—
Healthcare Products	2,446,299	2,446,299	—	—
Healthcare Services	1,112,942	1,112,942	—	—
Holding Companies	92,088	92,088	—	—
Home Builders	436,451	436,451	—	—
Home Furnishings	373,295	373,295	—	—
Hotels & Resorts	30,416	30,416	—	—
Household Products & Wares	343,745	343,745	—	—
Housewares	28,020	28,020	—	—
Insurance	1,790,755	1,790,755	—	—
Internet	1,657,075	1,657,075	—	—
Investment Companies	701,584	701,584	—	—
Iron & Steel	158,548	158,548	—	—
Leisure Time	410,148	410,148	—	—
Lodging	124,586	124,586	—	—
Machinery - Construction & Mining	82,721	82,721	—	—
Machinery - Diversified	876,252	876,252	—	—
Media	561,843	561,843	—	—
Metal Fabricate/ Hardware	556,764	556,764	—	—
Mining	497,605	497,605	—	—
Miscellaneous Manufacturing	1,154,777	1,154,777	—	—
Office Furnishings	271,732	271,732	—	—
Oil & Gas	1,872,485	1,872,485	—	—
Oil & Gas Services	1,191,188	1,191,188	—	—
Packaging and Containers	138,739	138,739	—	—
Pharmaceuticals	2,202,210	2,202,210	—	—
Pipelines	143,762	143,762	—	—
Private Equity	65,130	65,130	—	—
Real Estate	229,185	229,185	—	—
Retail	3,899,306	3,899,306	—	—
Savings & Loans	928,156	928,156	—	—

Semiconductors	2,255,573	2,255,573	—	—
Software	3,198,892	3,198,892	—	—
Storage & Warehousing	97,938	97,938	—	—
Telecommunications	2,015,710	2,015,710	—	—
Textiles	116,825	116,825	—	—
Toys, Games & Hobbies	25,037	25,037	—	—
Transportation	1,222,966	1,222,966	—	—
Trucking and Leasing	134,249	134,249	—	—
Water	161,693	161,693	—	—
REAL ESTATE INVESTMENT TRUSTS	5,182,861	5,182,861	—	—
U.S. TREASURY OBLIGATIONS	79,996	—	79,996	—
RIGHTS	5,796	—	5,796	—
SHORT-TERM INVESTMENTS	1,673,491	1,673,491	—	—
WARRANTS	—	—	—	—

TOTAL INVESTMENTS	$68,122,127	$68,036,265	$85,862	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — 96.4%
Australia — 7.5%
AGL Energy Ltd.	4,144	$58,339
ALS Ltd.	2,543	17,287
Alumina Ltd.*	15,015	16,640
Amcor Ltd.	9,897	95,365
AMP Ltd.	22,891	105,721
APA Group	6,565	39,148
Asciano Ltd.	6,807	32,827
ASX Ltd.	1,401	46,865
Aurizon Holdings Ltd.	15,495	73,862
Australia & New Zealand Banking Group Ltd.	21,504	659,311
Bank of Queensland Ltd.	2,426	28,911
Bendigo & Adelaide Bank Ltd.	3,376	35,630
BHP Billiton Ltd.	25,229	853,305
Boral Ltd.	5,057	26,498
Brambles Ltd.	11,651	100,056
Caltex Australia Ltd.	1,064	21,797
CFS Retail Property Trust	14,452	25,331
Coca-Cola Amatil Ltd.	4,626	47,321
Cochlear Ltd.	371	19,612
Commonwealth Bank of Australia	12,536	900,311
Computershare Ltd.	3,341	37,491
Crown Ltd.	2,801	43,199
CSL Ltd.	3,825	246,751
Dexus Property Group	41,009	40,314
Echo Entertainment Group Ltd.	6,165	14,008
Federation Centres Ltd.	9,200	20,136
Flight Centre Ltd.	439	21,370
Fortescue Metals Group Ltd.	11,145	54,264
Goodman Group	13,929	61,101
GPT Group	14,881	50,511
GPT Group, In Specie*~	16,419	0
Harvey Norman Holdings Ltd.	3,095	9,472
Iluka Resources Ltd.	2,885	26,515
Incitec Pivot Ltd.	12,959	35,574
Insurance Australia Group Ltd.	18,449	95,301
Leighton Holdings Ltd.	1,325	25,940
Lend Lease Group	4,122	45,300
Macquarie Group Ltd.	2,236	120,128
Metcash Ltd.	5,828	14,161
Mirvac Group	26,971	42,522
National Australia Bank Ltd.	18,350	603,453
Newcrest Mining Ltd.*	6,279	57,591
Orica Ltd.	2,716	55,112
Origin Energy Ltd.	8,491	112,528
Qantas Airways Ltd.*	6,627	6,791
QBE Insurance Group Ltd.	9,484	112,758
Ramsay Health Care Ltd.	980	43,743
REA Group Ltd.	400	18,084
Rio Tinto Ltd.	3,416	201,327
Santos Ltd.	7,487	93,737
Seek Ltd.	2,700	43,995
Sonic Healthcare Ltd.	2,656	42,539
SP AusNet	15,993	19,430
Stockland	16,770	58,322
Suncorp Group Ltd.	10,290	122,818

	Number of Shares	Value†

Australia — (continued)
Sydney Airport	9,028	$35,081
Tabcorp Holdings Ltd.	6,360	20,113
Tatts Group Ltd.	12,276	33,016
Telstra Corp. Ltd.	33,844	159,446
Toll Holdings Ltd.	4,477	21,590
Transurban Group	11,255	75,779
Treasury Wine Estates Ltd.	5,165	16,909
Wesfarmers Ltd.	9,003	343,912
Westfield Group	16,513	156,971
Westfield Retail Trust*	22,788	62,978
Westpac Banking Corp.	24,394	781,853
Woodside Petroleum Ltd.	5,093	184,302
Woolworths Ltd.	9,831	325,670
WorleyParsons Ltd.	1,418	19,910

		8,037,953

Austria — 0.3%
Andritz AG	668	41,279
Erste Group Bank AG	1,965	67,136
Immoeast AG~	2,678	0
IMMOFINANZ AG*	6,387	29,926
OMV AG	1,135	51,499
Raiffeisen Bank International AG	750	25,004
Telekom Austria AG	2,544	25,290
Vienna Insurance Group AG Wiener Versicherung Gruppe	300	14,792
Voestalpine AG	1,009	44,350

		299,276

Belgium — 1.2%
Ageas	1,719	76,599
Anheuser-Busch InBev N.V.	6,262	656,506
Belgacom S.A.	1,133	35,479
Colruyt S.A.	647	35,654
Delhaize Group S.A.	732	53,498
Groupe Bruxelles Lambert S.A.	667	66,602
KBC Groep N.V.	1,898	116,751
Solvay S.A.	480	75,352
Telenet Group Holding N.V.	377	23,239
UCB S.A.	865	69,260
Umicore S.A.	773	39,392

		1,248,332

Bermuda — 0.1%
Seadrill Ltd.	2,776	98,007

China — 0.2%
Sands China Ltd.	19,200	143,446
Yangzijiang Shipbuilding Holdings Ltd.	19,000	16,313

		159,759

Denmark — 1.3%
A.P. Moller - Maersk A/S, B Shares	11	131,935
A.P. Moller - Maersk A/S, A Shares	5	57,664
Carlsberg A/S, B Shares	840	83,545
Coloplast A/S, B Shares	905	73,227
Danske Bank A/S	5,150	143,495
DSV A/S	1,264	40,793
Novo Nordisk A/S, B Shares	15,528	707,153

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
Novozymes A/S, B Shares	1,688	$74,225
TDC A/S	6,200	57,317
Tryg A/S	193	19,088
William Demant Holding A/S*	138	11,805

		1,400,247

Finland — 0.9%
Elisa OYJ	1,000	28,779
Fortum OYJ	3,489	79,310
Kone OYJ, B Shares	2,314	97,040
Metso OYJ	1,133	37,040
Neste Oil OYJ	812	16,556
Nokia OYJ*	29,091	216,017
Nokian Renkaat OYJ	765	30,932
Orion OYJ, B Shares	750	22,638
Pohjola Bank PLC, A Shares	1,500	33,333
Sampo OYJ, A Shares	3,551	184,186
Stora Enso OYJ, R Shares	4,323	46,245
UPM-Kymmene OYJ	4,158	71,088
Wartsila OYJ Abp	1,483	80,558

		943,722

France — 9.5%
Accor S.A.	1,251	64,052
Aeroports de Paris	215	26,809
Air Liquide S.A.	2,448	331,585
Alcatel-Lucent*	21,121	83,277
Alstom S.A.	1,487	40,603
Arkema S.A.	505	57,188
AtoS S.A.	511	46,202
AXA S.A.	14,209	369,285
BNP Paribas S.A.	7,762	598,722
Bouygues S.A.	1,610	67,151
Bureau Veritas S.A.	1,772	54,329
Cap Gemini S.A.	1,053	79,714
Carrefour S.A.	4,734	183,231
Casino Guichard Perrachon S.A.	468	55,693
Christian Dior S.A.	408	78,551
Cie Generale de Geophysique - Veritas*	1,240	19,885
CNP Assurances	1,617	34,239
Compagnie de Saint-Gobain	3,297	199,173
Compagnie Generale des Establissements Michelin, B Shares	1,486	185,845
Credit Agricole S.A.*	8,093	127,605
Danone S.A.	4,424	312,844
Dassault Systemes S.A.	484	56,703
Edenred	1,643	51,551
Electricite de France S.A.	2,020	79,910
Essilor International S.A.	1,615	162,864
Eurazeo S.A.	306	27,494
Eutelsat Communications S.A.	1,230	41,770
Fonciere Des Regions	262	24,270
GDF Suez	10,484	286,845
Gecina S.A.	190	25,259
Groupe Eurotunnel S.A.	4,699	59,991
ICADE	313	30,965
Iliad S.A.	205	59,110
Imerys S.A.	213	18,942

	Number of Shares	Value†

France — (continued)
JCDecaux S.A.	400	$17,521
Kering	567	115,646
Klepierre	874	39,108
L’Oreal S.A.	1,920	316,619
Lafarge S.A.	1,428	111,546
Lagardere S.C.A.	948	37,639
Legrand S.A.	2,075	128,910
LVMH Moet Hennessy Louis Vuitton S.A.	1,969	357,928
Natixis	7,282	53,481
Orange S.A.	14,564	215,088
Pernod Ricard S.A.	1,689	196,620
Publicis Groupe S.A.	1,423	128,563
Remy Cointreau S.A.	152	12,198
Renault S.A.	1,493	145,090
Rexel S.A.	1,778	46,650
Safran S.A.	2,129	147,502
Sanofi S.A.	9,386	978,595
Schneider Electric S.A.	4,328	383,687
SCOR SE	1,035	36,217
Societe BIC S.A.	246	32,314
Societe Generale S.A.	5,641	347,419
Sodexo	765	80,234
Suez Environment Co.	2,507	50,926
Technip S.A.	838	86,482
Thales S.A.	773	51,255
Total S.A.	16,803	1,101,882
Unibail-Rodamco SE	753	195,545
Valeo S.A.	573	80,716
Vallourec S.A.	777	42,181
Veolia Environment S.A.	2,819	55,769
Vinci S.A.	3,779	280,664
Vivendi S.A.	9,467	263,715
Wendel S.A.	253	39,334
Zodiac Aerospace	1,348	47,634

		10,166,335

Germany — 8.5%
Adidas AG	1,595	172,581
Allianz SE	3,554	600,763
Axel Springer AG	327	20,928
BASF SE	7,215	801,943
Bayer AG	6,496	878,638
Bayerische Motoren Werke AG	2,635	332,592
Beiersdorf AG	792	77,250
Brenntag AG	380	70,491
Celesio AG	516	17,637
Commerzbank AG*	7,602	139,657
Continental AG	878	210,346
Daimler AG	7,501	708,796
Deutsche Bank AG	7,979	356,976
Deutsche Boerse AG	1,516	120,654
Deutsche Lufthansa AG*	1,991	52,157
Deutsche Post AG	7,036	261,426
Deutsche Telekom AG	22,676	366,442
Deutsche Wohnen AG	2,258	48,403
E.ON SE	14,054	274,741

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Fraport AG Frankfurt Airport Services Worldwide	272	$20,317
Fresenius Medical Care AG & Co. KGaA	1,772	123,647
Fresenius SE & Co. KGaA	987	154,467
GEA Group AG	1,522	69,572
Hannover Rueck SE	474	42,400
HeidelbergCement AG	1,060	90,846
Henkel AG & Co. KGaA	1,020	102,510
Hochtief AG	206	18,702
Hugo Boss AG	248	32,997
Infineon Technologies AG	8,492	101,337
K+S AG	1,330	43,691
Kabel Deutschland Holding AG	172	23,627
LANXESS AG	691	52,120
Linde AG	1,452	290,452
MAN SE	297	37,848
Merck KGaA	508	85,557
Metro AG	1,107	45,180
Muenchener Ruckversicherungs AG	1,406	307,206
OSRAM Licht AG*	667	43,248
ProSiebenSat.1 Media AG	1,773	81,143
RWE AG	3,801	154,267
SAP AG	7,185	581,634
Siemens AG	6,229	838,405
Sky Deutschland AG*	3,328	28,701
Suedzucker AG	700	19,938
Telefonica Deutschland Holding AG	2,349	18,724
ThyssenKrupp AG*	3,706	99,380
United Internet AG	908	42,637
Volkswagen AG	247	62,612

		9,125,586

Guernsey — 0.0%
Resolution Ltd.	10,186	50,741

Hong Kong — 2.5%
AIA Group Ltd.	94,200	446,923
ASM Pacific Technology Ltd.	1,700	16,504
Bank of East Asia Ltd.	10,645	41,584
BOC Hong Kong Holdings Ltd.	27,000	76,929
Cathay Pacific Airways Ltd.	10,000	18,642
Cheung Kong Holdings Ltd.	11,000	182,376
Cheung Kong Infrastructure Holdings Ltd.	4,000	25,527
CLP Holdings Ltd.	14,000	105,589
First Pacific Co., Ltd.	15,750	15,656
Galaxy Entertainment Group Ltd.*	16,000	139,135
Hang Lung Properties Ltd.	19,000	54,625
Hang Seng Bank Ltd.	5,600	89,164
Henderson Land Development Co., Ltd.	8,250	48,129
HKT Trust & HKT Ltd.	18,000	18,983
Hong Kong & China Gas Co., Ltd.	44,678	97,460
Hong Kong Exchanges & Clearing Ltd.	8,427	127,766
Hopewell Holdings Ltd.	3,500	12,025
Hutchison Whampoa Ltd.	17,000	225,089
Hysan Development Co., Ltd.	6,140	26,716
Kerry Properties Ltd.	3,509	11,672
Li & Fung Ltd.	50,000	73,874

	Number of Shares	Value†

Hong Kong — (continued)
MGM China Holdings Ltd.	8,400	$29,619
MTR Corp., Ltd.	11,264	41,678
New World Development Co., Ltd.	24,938	25,078
Noble Group Ltd.	38,270	36,052
NWS Holdings Ltd.	11,948	20,148
PCCW Ltd.	32,000	16,048
Power Assets Holdings Ltd.	11,500	99,707
Shangri-La Asia Ltd.	8,666	14,189
Sino Land Co., Ltd.	28,212	41,464
SJM Holdings Ltd.	17,000	47,779
Sun Hung Kai Properties Ltd.	13,027	159,552
Swire Pacific Ltd., A Shares	5,000	58,306
Swire Properties Ltd.	9,336	26,600
The Link REIT	18,176	89,398
Wharf Holdings Ltd.	11,000	70,341
Wheelock & Co., Ltd.	7,000	27,345
Yue Yuen Industrial Holdings Ltd.	7,000	22,787

		2,680,459

Ireland — 0.7%
Anglo Irish Bank Corp. PLC*~	3,146	0
Bank of Ireland*	177,465	75,302
CRH PLC	5,642	156,971
Experian PLC	7,502	135,199
James Hardie Industries PLC	3,154	41,916
Kerry Group PLC, A Shares	1,174	89,618
Ryanair Holdings PLC ADR*	59	3,470
Shire PLC	4,642	227,909

		730,385

Israel — 0.5%
The Israel Corp. Ltd.*	16	8,928
Bank Hapoalim BM	8,292	47,315
Bank Leumi Le-Israel BM*	8,330	32,484
Bezeq The Israeli Telecommunication Corp., Ltd.	15,011	26,734
Delek Group Ltd.	36	14,379
Israel Chemicals Ltd.	3,410	29,812
Mizrahi Tefahot Bank Ltd.	783	10,703
NICE Systems Ltd.	400	17,720
Teva Pharmaceutical Industries Ltd.	6,654	343,623

		531,698

Italy — 2.4%
Assicurazioni Generali SpA	9,385	209,196
Atlantia SpA	3,091	79,418
Banca Monte dei Paschi di Siena SpA*	33,709	12,307
Enel Green Power SpA	13,747	38,597
Enel SpA	52,111	294,918
Eni SpA	19,884	498,833
Exor SpA	848	38,062
Fiat SpA*	6,877	80,057
Finmeccanica SpA*	3,179	31,380
Intesa Sanpaolo SpA	91,827	311,205
Luxottica Group SpA	1,314	75,994
Mediobanca SpA*	4,539	51,901
Pirelli & C. SpA	1,674	26,291
Prysmian SpA	1,369	34,061

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — (continued)
Saipem SpA	2,015	$49,190
Snam Rete Gas SpA	17,071	99,951
Telecom Italia SpA	73,498	86,674
Telecom Italia SpA, RSP	55,911	52,301
Terna Rete Elettrica Nasionale SpA	11,628	62,283
UniCredit SpA	33,558	306,514
Unione di Banche Italiane SCPA	6,094	57,425
Unipolsai SPA*	8,602	32,945

		2,529,503

Japan — 19.1%
ABC-Mart, Inc.	200	8,681
Acom Co., Ltd.*	3,200	10,231
Advantest Corp.	1,200	12,986
Aeon Co., Ltd.	4,900	55,212
AEON Financial Service Co., Ltd.	700	15,782
Aeon Mall Co., Ltd.	710	18,133
Air Water, Inc.	1,000	13,835
Aisin Seiki Co., Ltd.	1,400	50,526
Ajinomoto Co., Inc.	5,000	71,453
Alfresa Holdings Corp.	400	26,081
Amada Co., Ltd.	3,000	21,102
ANA Holdings, Ltd.	11,000	23,766
Aozora Bank Ltd.	10,000	28,484
Asahi Glass Co., Ltd.	7,000	40,556
Asahi Group Holdings Ltd.	3,200	89,568
Asahi Kasei Corp.	9,000	61,212
Asics Corp.	1,000	19,658
Astellas Pharma, Inc.	17,000	201,599
Benesse Holdings, Inc.	400	15,288
Bridgestone Corp.	5,000	177,300
Brother Industries Ltd.	1,500	20,971
Calbee, Inc.	400	9,413
Canon, Inc.	8,900	275,153
Casio Computer Co., Ltd.	1,500	17,744
Central Japan Railway Co.	1,100	128,528
Chiyoda Corp.	1,000	12,895
Chubu Electric Power Co., Inc.*	5,100	60,035
Chugai Pharmaceutical Co., Ltd.	1,800	45,953
Citizen Holdings Co., Ltd.	3,100	23,337
Coca-Cola West Co., Ltd.	700	12,214
Credit Saison Co., Ltd.	1,500	29,836
Dai Nippon Printing Co., Ltd.	5,000	47,910
Daicel Corp.	2,000	16,393
Daido Steel Co., Ltd.	2,000	9,999
Daihatsu Motor Co., Ltd.	1,800	31,792
Daiichi Sankyo Co., Ltd.	5,000	84,193
Daikin Industries Ltd.	1,800	100,834
Dainippon Sumitomo Pharma Co., Ltd.	1,400	22,245
Daito Trust Construction Co., Ltd.	600	55,521
Daiwa House Industry Co., Ltd.	5,000	84,823
Daiwa Securities Group, Inc.	13,000	113,104
Dena Co., Ltd.	700	12,642
Denso Corp.	3,700	177,373
Dentsu, Inc.	1,800	68,275
Don Quijote Holdings Co., Ltd.	400	20,656
East Japan Railway Co.	2,700	198,965

	Number of Shares	Value†

Japan — (continued)
Eisai Co., Ltd.	2,000	$77,857
Electric Power Development Co., Ltd.	1,000	28,242
FamilyMart Co., Ltd.	500	21,969
FANUC Corp.	1,500	264,569
Fast Retailing Co., Ltd.	400	145,076
Fuji Electric Co., Ltd.	4,000	17,866
Fuji Heavy Industries Ltd.	4,500	121,726
FUJIFILM Holdings Corp.	3,400	91,279
Fujitsu Ltd.	16,000	96,730
Fukuoka Financial Group, Inc.	6,000	24,648
Gree, Inc.	800	8,836
GungHo Online Entertainment, Inc.	3,000	16,364
Hakuhodo DY Holdings, Inc.	2,500	17,439
Hamamatsu Photonics K.K.	500	22,526
Hankyu Hanshin Holdings, Inc.	10,000	54,449
Hino Motors Ltd.	2,000	29,666
Hirose Electric Co., Ltd.	200	27,477
Hitachi Chemical Co., Ltd.	1,000	13,612
Hitachi Construction Machinery Co., Ltd.	1,000	19,261
Hitachi High-Technologies Corp.	500	11,646
Hitachi Ltd.	38,000	280,541
Hitachi Metals Ltd.	2,000	28,465
Hitamitsu Pharmaceutical Co., Ltd.	400	18,079
Hokkaido Electric Power Co., Inc.*	1,900	16,052
Hokuhoku Financial Group, Inc.	10,000	19,183
Hokuriku Electric Power Co.	1,200	15,567
Honda Motor Co., Ltd.	12,700	447,142
Hoya Corp.	3,500	108,952
Hulic Co., Ltd.	1,600	21,919
Ibiden Co., Ltd.	1,300	25,618
Idemitsu Kosan Co., Ltd.	400	8,212
IHI Corp.	12,000	50,458
Iida Group Holdings CO Ltd.	1,000	13,845
Inpex Corp.	7,200	93,405
Isetan Mitsukoshi Holdings Ltd.	2,500	30,858
Isuzu Motors Ltd.	9,000	51,708
ITOCHU Corp.	11,800	137,875
Itochu Technology Solutions Corp.	300	12,658
J. Front Retailing Co., Ltd.	4,000	27,515
Japan Airlines Co., Ltd.	1,000	49,218
Japan Exchange Group, Inc.	2,000	48,791
Japan Petroleum Exploration Co.	300	9,984
Japan Prime Realty Investment Corp.	5	16,180
Japan Real Estate Investment Corp.	10	50,186
Japan Retail Fund Investment Corp.	20	39,374
Japan Tobacco, Inc.	8,800	276,239
JFE Holdings, Inc.	3,700	69,652
JGC Corp.	2,000	69,564
JSR Corp.	1,100	20,388
JTEKT Corp.	1,500	22,293
JX Holdings, Inc.	17,690	85,181
Kajima Corp.	7,000	24,551
Kakaku.Com, Inc.	1,100	17,894
Kamigumi Co., Ltd.	2,000	19,435
Kaneka Corp.	2,000	12,130
Kansai Paint Co., Ltd.	2,000	28,581

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Kao Corp.	3,900	$138,180
Kawasaki Heavy Industries Ltd.	10,000	36,816
KDDI Corp.	4,200	243,174
Keikyu Corp.	4,000	33,716
Keio Corp.	5,000	34,830
Keisei Electric Railway Co., Ltd.	2,000	17,342
Keyence Corp.	341	140,642
Kikkoman Corp.	1,000	18,864
Kinden Corp.	1,000	9,679
Kintetsu Corp.	13,000	46,224
Kirin Holdings Co., Ltd.	7,000	96,982
Kobe Steel Ltd.	26,000	34,510
Koito Manufacturing Co., Ltd.	1,000	16,926
Komatsu Ltd.	7,300	151,212
Konami Corp.	600	13,864
Konica Minolta, Inc.	4,000	37,320
Kubota Corp.	8,000	105,954
Kuraray Co., Ltd.	2,400	27,438
Kurita Water Industries Ltd.	800	17,354
Kyocera Corp.	2,600	117,210
Kyowa Hakko Kirin Co., Ltd.	2,000	21,315
Kyushu Electric Power Co., Inc.*	2,900	35,458
Lawson, Inc.	600	42,436
LIXIL Group Corp.	2,300	63,419
M3, Inc.	1,000	16,412
Mabuchi Motor Co., Ltd.	200	13,099
Makita Corp.	800	43,947
Marubeni Corp.	13,000	87,284
Marui Group Co., Ltd.	1,500	12,861
Maruichi Steel Tube Ltd.	300	7,758
Mazda Motor Corp.	20,000	88,747
McDonald’s Holdings Co. (Japan), Ltd.	700	18,833
Medipal Holdings Corp.	1,500	22,933
MEIJI Holdings Co., Ltd.	500	31,536
Miraca Holdings, Inc.	400	17,517
Mitsubishi Chemical Holdings Corp.	12,000	49,876
Mitsubishi Corp.	10,900	202,339
Mitsubishi Electric Corp.	15,000	168,871
Mitsubishi Estate Co., Ltd.	10,000	236,981
Mitsubishi Gas Chemical Co., Inc.	3,000	16,916
Mitsubishi Heavy Industries Ltd.	24,000	138,817
Mitsubishi Logistics Corp.	1,000	13,913
Mitsubishi Materials Corp.	7,000	19,871
Mitsubishi Motors Corp.	5,200	54,411
Mitsubishi Tanabe Pharma Corp.	1,900	26,563
Mitsubishi UFJ Financial Group, Inc.	99,300	545,493
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,600	22,551
Mitsui & Co., Ltd.	13,500	190,830
Mitsui Chemicals, Inc.	5,000	12,256
Mitsui Fudosan Co., Ltd.	7,000	213,564
Mitsui OSK Lines Ltd.	10,000	38,948
Mizuho Financial Group, Inc.	179,980	355,723
MS&AD Insurance Group Holdings, Inc.	3,790	86,805
Murata Manufacturing Co., Ltd.	1,600	150,908
Nabtesco Corp.	700	16,100
Namco Bandai Holdings, Inc.	1,700	40,237

	Number of Shares	Value†

Japan — (continued)
NEC Corp.	21,000	$64,496
Nexon Co. Ltd.	1,100	9,272
NGK Insulators Ltd.	2,000	41,661
NGK Spark Plug Co., Ltd.	2,000	44,955
NHK Spring Co., Ltd.	1,200	11,126
Nidec Corp.	1,600	97,335
Nikon Corp.	2,900	46,697
Nintendo Co., Ltd.	800	95,025
Nippon Building Fund, Inc.	10	52,221
Nippon Electric Glass Co., Ltd.	2,000	10,289
Nippon Express Co., Ltd.	5,000	24,463
Nippon Meat Packers, Inc.	1,000	14,891
Nippon Paint Co., Ltd.	1,000	15,153
Nippon Prologis REIT, Inc.	10	20,171
Nippon Steel & Sumitomo Metal Corp.	59,170	161,662
Nippon Telegraph & Telephone Corp.	2,900	157,875
Nippon Yusen K.K.	13,000	37,785
Nissan Motor Co., Ltd.	19,400	172,921
Nisshin Seifun Group, Inc.	1,650	18,128
Nissin Foods Holdings Co., Ltd.	500	22,550
Nitori Holdings Co., Ltd.	600	26,014
Nitto Denko Corp.	1,200	57,457
NKSJ Holdings, Inc.	2,825	72,585
NOK Corp.	1,000	16,325
Nomura Holdings, Inc.	28,500	182,793
Nomura Real Estate Holdings, Inc.	1,000	19,086
Nomura Research Institute Ltd.	600	18,951
NSK Ltd.	4,000	41,157
NTT Data Corp.	1,000	38,899
NTT DOCOMO, Inc.	11,800	186,120
NTT Urban Development Corp.	1,000	9,417
Obayashi Corp.	6,000	33,832
Odakyu Electric Railway Co., Ltd.	5,000	43,065
Oji Holdings Corp.	6,000	26,857
Olympus Corp.*	2,000	63,750
Omron Corp.	1,600	66,037
Ono Pharmaceutical Co., Ltd.	600	51,969
Oracle Corp. Japan	200	9,059
Oriental Land Co., Ltd.	400	60,844
ORIX Corp.	10,000	140,774
Osaka Gas Co., Ltd.	16,000	60,611
Otsuka Corp.	100	13,060
Otsuka Holdings Co., Ltd.	3,000	89,725
Panasonic Corp.	17,800	202,290
Park24 Co., Ltd.	800	15,207
Rakuten, Inc.	5,300	70,708
Resona Holdings, Inc.	17,800	86,055
Ricoh Co., Ltd.	5,000	57,647
Rinnai Corp.	300	26,362
Rohm Co., Ltd.	900	40,154
Sankyo Co., Ltd.	400	16,839
Sanrio Co., Ltd.	300	10,115
Santen Pharmaceutical Co., Ltd.	600	26,624
SBI Holdings, Inc.	1,710	20,610
Secom Co., Ltd.	1,700	97,933
Sega Sammy Holdings, Inc.	1,200	26,880

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Seiko Epson Corp.	1,100	$34,210
Sekisui Chemical Co., Ltd.	3,000	31,187
Sekisui House Ltd.	4,000	49,644
Seven & I Holdings Co., Ltd.	5,900	225,448
Seven Bank Ltd.	5,300	20,796
Sharp Corp.*	11,000	33,464
Shikoku Electric Power Co., Inc.*	1,300	17,633
Shimadzu Corp.	2,000	17,769
Shimamura Co., Ltd.	200	17,304
Shimano, Inc.	600	60,282
Shimizu Corp.	5,000	25,917
Shin-Etsu Chemical Co., Ltd.	3,200	182,857
Shinsei Bank Ltd.	14,000	27,535
Shionogi & Co., Ltd.	2,100	38,922
Shiseido Co., Ltd.	2,500	43,986
Showa Denko K.K.	9,000	12,731
Showa Shell Sekiyu K.K.	1,000	8,933
SMC Corp.	400	105,508
SoftBank Corp.	7,500	566,778
Sojitz Corp.	9,400	16,029
Sony Corp.	8,300	158,578
Sony Financial Holdings, Inc.	1,200	19,648
Stanley Electric Co., Ltd.	1,300	28,855
Sumco Corp.	1,000	7,722
Sumitomo Chemical Co., Ltd.	12,000	44,296
Sumitomo Corp.	8,500	108,129
Sumitomo Electric Industries Ltd.	5,900	87,801
Sumitomo Heavy Industries Ltd.	3,000	12,178
Sumitomo Metal Mining Co., Ltd.	4,000	50,225
Sumitomo Mitsui Financial Group, Inc.	10,000	427,167
Sumitomo Mitsui Trust Holdings, Inc.	25,430	114,813
Sumitomo Realty & Development Co., Ltd.	3,000	117,483
Sumitomo Rubber Industries Ltd.	1,200	15,277
Suntory Beverage & Food Ltd.	1,000	34,443
Suruga Bank Ltd.	2,000	35,227
Suzuken Co., Ltd.	400	15,482
Suzuki Motor Corp.	2,800	73,082
Sysmex Corp.	1,000	31,875
T&D Holdings, Inc.	4,100	48,740
Taiheiyo Cement Corp.	8,000	28,833
Taisei Corp.	8,000	35,731
Taisho Pharmaceutical Holdings Co., Ltd.	300	24,153
Taiyo Nippon Sanso Corp.	1,000	7,867
Takashimaya Co., Ltd.	2,000	18,757
Takeda Pharmaceutical Co., Ltd.	6,200	293,856
TDK Corp.	900	37,582
Teijin Ltd.	6,000	14,882
Terumo Corp.	2,200	48,022
The Bank of Kyoto Ltd.	3,000	24,764
The Bank of Yokohama Ltd.	10,000	49,896
The Chiba Bank Ltd.	5,000	30,809
The Chugoku Bank Ltd.	1,000	13,331
The Chugoku Electric Power Co., Inc.	2,100	29,278
The Dai-ichi Life Insurance Co., Ltd.	6,300	91,556
The Gunma Bank Ltd.	3,000	16,335
The Hachijuni Bank Ltd.	4,000	22,749

	Number of Shares	Value†

Japan — (continued)
The Hiroshima Bank Ltd.	4,000	$16,703
The Iyo Bank Ltd.	2,000	19,106
The Japan Steel Works Ltd.	2,000	8,972
The Joyo Bank Ltd.	6,000	29,937
The Kansai Electric Power Co., Inc.*	5,900	60,535
The Nishi-Nippon City Bank Ltd.	7,000	15,734
The Shizuoka Bank Ltd.	5,000	48,782
The Yokohama Rubber Co., Ltd.	2,000	18,796
THK Co., Ltd.	1,000	22,448
Tobu Railway Co., Ltd.	9,000	43,511
Toho Co., Ltd.	900	18,041
Toho Gas Co., Ltd.	3,000	16,335
Tohoku Electric Power Co., Inc.	3,100	31,957
Tokio Marine Holdings, Inc.	5,400	162,081
Tokyo Electric Power Co., Inc.*	12,200	49,171
Tokyo Electron Ltd.	1,400	85,792
Tokyo Gas Co., Ltd.	18,000	91,382
Tokyo Tatemono Co., Ltd.	3,000	25,723
Tokyu Corp.	8,000	48,908
Tokyu Fudosan Holdings Corp.	4,000	29,841
TonenGeneral Sekiyu K.K.	2,000	17,652
Toppan Printing Co., Ltd.	4,000	28,639
Toray Industries, Inc.	11,000	72,683
Toshiba Corp.	32,000	135,484
TOTO Ltd.	2,000	27,728
Toyo Seikan Group Holdings Ltd.	1,000	16,238
Toyo Suisan Kaisha Ltd.	1,000	33,377
Toyoda Gosei Co., Ltd.	400	7,669
Toyota Boshoku Corp.	900	9,095
Toyota Industries Corp.	1,200	57,666
Toyota Motor Corp.	21,700	1,224,863
Toyota Tsusho Corp.	1,800	45,691
Trend Micro, Inc.	800	24,764
Tsumura & Co.	600	14,416
Ube Industries Ltd.	7,000	12,886
Unicharm Corp.	1,000	53,413
United Urban Investment Corp.	19	27,907
USS Co., Ltd.	2,200	30,885
West Japan Railway Co.	1,300	53,076
Yahoo! Japan Corp.	10,400	50,985
Yakult Honsha Co., Ltd.	700	35,131
Yamada Denki Co., Ltd.	8,300	27,663
Yamaguchi Financial Group, Inc.	2,000	18,021
Yamaha Corp.	1,600	20,602
Yamaha Motor Co., Ltd.	2,400	38,250
Yamato Holdings Co., Ltd.	2,800	60,332
Yamato Kogyo Co., Ltd.	300	9,403
Yamazaki Baking Co., Ltd.	1,000	11,839
Yaskawa Electric Corp.	2,000	27,651
Yokogawa Electric Corp.	2,000	32,301

		20,455,860

Jersey — 0.1%
Randgold Resources Ltd.	735	55,165

Luxembourg — 0.3%
ArcelorMittal	7,474	120,419

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Luxembourg — (continued)
Millicom International Cellular S.A.	489	$49,827
RTL Group S.A.	294	33,476
SES S.A.	2,387	89,134
Tenaris S.A.	3,422	75,476

		368,332

Macau — 0.0%
Wynn Macau Ltd.	12,400	51,477

Mexico — 0.0%
Fresnillo PLC	1,200	16,875

Netherlands — 4.9%
Aegon N.V.	14,738	135,285
Akzo Nobel N.V.	1,830	149,325
ASML Holding N.V.	2,825	261,651
CNH Industrial N.V.*	7,320	84,155
Corio N.V.	541	24,722
Delta Lloyd N.V.	1,538	42,642
European Aeronautic Defence & Sapce Co. N.V.	4,553	326,106
Fugro N.V.	528	32,468
Gemalto N.V.	668	77,800
Heineken Holdings N.V.	898	57,978
Heineken N.V.	1,880	130,847
ING Groep N.V.*	30,028	425,059
Koninklijke Ahold NV	7,270	146,030
Koninklijke Boskalis Westminster N.V.	614	33,810
Koninklijke DSM N.V.	1,211	83,109
Koninklijke KPN N.V.*	25,159	88,904
Koninklijke Philips NV	7,678	269,783
Koninklijke Vopak N.V.	584	32,608
OCI N.V.*	783	35,527
QIAGEN N.V.*	1,994	41,783
Randstad Holding N.V.	903	52,877
Reed Elsevier N.V.	5,727	123,752
Royal Dutch Shell PLC, A Shares	30,300	1,106,769
Royal Dutch Shell PLC, B Shares	19,560	763,219
TNT Express N.V.	3,439	33,776
Unilever N.V.	12,933	531,577
Wolters Kluwer N.V.	2,184	61,620
Ziggo N.V.	1,178	52,338

		5,205,520

New Zealand — 0.1%
Auckland International Airport Ltd.*	8,313	27,487
Contact Energy Ltd.	2,990	13,805
Fletcher Building Ltd.	4,795	39,616
Ryman Healthcare Ltd.	2,831	21,498
Telecom Corp. of New Zealand Ltd.	15,474	32,767

		135,173

Norway — 0.7%
Aker Solutions ASA	1,631	25,400
DNB ASA	7,620	132,477
Gjensidige Forsikring ASA	1,418	28,844
Norsk Hydro ASA	10,203	50,863
Orkla ASA	6,430	54,820
Statoil ASA	8,879	250,602

	Number of Shares	Value†

Norway — (continued)
Telenor ASA	5,454	$120,870
Yara International ASA	1,592	70,350

		734,226

Portugal — 0.2%
Banco Espirito Santo S.A.*	19,299	36,132
EDP - Energias de Portugal S.A.	16,826	78,141
Galp Energia SGPS, S.A.	2,726	47,075
Jeronimo Martins SGPS, S.A.	2,107	35,355
Portugal Telecom SGPS, S.A.	4,543	19,321

		216,024

Singapore — 1.4%
Ascendas Real Estate Investment Trust	15,000	26,950
CapitaCommercial Trust	16,000	18,889
CapitaLand Ltd.	18,000	41,355
CapitaMall Trust	21,700	32,604
CapitaMalls Asia Ltd.	7,000	9,961
City Developments Ltd.	3,000	24,088
ComfortDelGro Corp. Ltd.	14,000	22,092
DBS Group Holdings Ltd.	13,038	167,600
Genting Singapore PLC	43,000	45,636
Global Logistic Properties Ltd.	26,000	54,774
Golden Agri-Resources Ltd.	65,000	29,712
Hutchison Port Holdings Trust	35,100	22,815
Jardine Cycle & Carriage Ltd.	1,000	36,036
Keppel Corp. Ltd.	11,600	100,424
Keppel Land Ltd.	5,431	14,507
Olam International Ltd.	10,179	17,964
Oversea-Chinese Banking Corp. Ltd.	20,133	152,210
SembCorp Industries Ltd.	9,000	39,280
SembCorp Marine Ltd.	7,000	22,537
Singapore Airlines Ltd.	4,000	33,294
Singapore Exchange Ltd.	6,000	33,103
Singapore Press Holdings Ltd.	11,000	36,728
Singapore Technologies Engineering Ltd.	12,000	36,442
Singapore Telecommunications Ltd.	63,000	182,805
StarHub, Ltd.	5,000	16,694
United Overseas Bank Ltd.	10,345	178,050
UOL Group Ltd.	4,000	19,906
Wilmar International Ltd.	13,000	35,758

		1,452,214

Spain — 3.4%
Abertis Infraestructuras S.A.	2,753	62,864
ACS Actividades de Construccion y Servicios S.A.	1,343	52,758
Amadeus IT Holding S.A.	3,040	126,271
Banco Bilbao Vizcaya Argentaria S.A.	45,191	542,763
Banco de Sabadell S.A.	26,017	80,357
Banco Popular Espanol S.A.	13,382	101,028
Banco Santander S.A.	90,402	861,962
Bankia S.A.*	36,141	76,278
CaixaBank	13,139	84,532
Distribuidora Internacional de Alimentacion S.A.	4,084	37,314
Enagas S.A.	1,740	52,917
Ferrovial S.A.	3,300	71,490

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Spain — (continued)
Gas Natural SDG S.A.	2,914	$81,936
Grifols S.A.	1,252	68,605
Iberdrola S.A.	38,983	272,608
Inditex S.A.	1,675	251,295
Mapfre S.A.	8,177	34,471
Red Electrica Corporacion S.A.	908	73,804
Repsol S.A.	6,744	172,114
Telefonica S.A.	31,973	505,889
Zardoya Otis S.A.	1,485	25,286

		3,636,542

Sweden — 3.2%
Alfa Laval AB	2,688	72,720
Assa Abloy AB, B Shares	2,535	134,969
Atlas Copco AB, A Shares	5,275	152,163
Atlas Copco AB, B Shares	2,902	79,452
Boliden AB	1,883	28,628
Electrolux AB, B Shares	2,141	46,708
Elekta AB, B Shares	3,250	43,310
Getinge AB, B Shares	1,448	40,561
Hennes & Mauritz AB, B Shares	7,439	317,223
Hexagon AB, B Shares	1,706	57,962
Husqvarna AB, B Shares	2,834	19,792
Industrivarden AB, C Shares	1,227	23,773
Investment AB Kinnevik, B Shares	1,832	67,650
Investor AB, B Shares	3,749	135,657
Lundin Petroleum AB*	1,488	30,600
Nordea Bank AB	23,861	338,433
Sandvik AB	8,213	116,045
Scania AB, B Shares	2,514	73,878
Securitas AB, B Shares	1,984	22,975
Skandinaviska Enskilda Banken AB, A Shares	12,133	166,559
Skanska AB, B Shares	2,985	70,332
SKF AB, B Shares	3,338	85,458
Svenska Cellulosa AB SCA, B Shares	4,703	138,424
Svenska Handelsbanken AB, A Shares	4,017	201,585
Swedbank AB, A Shares	7,285	195,511
Swedish Match AB	1,496	48,886
Tele2 AB, B Shares	2,927	36,314
Telefonaktiebolaget LM Ericsson, B Shares	23,862	317,801
TeliaSonera AB	18,708	141,055
Volvo AB, B Shares	11,928	189,453

		3,393,877

Switzerland — 9.6%
ABB Ltd.*	17,196	443,492
Actelion Ltd.*	742	70,251
Adecco S.A.*	978	81,366
Aryzta AG*	739	65,286
Baloise Holding AG	408	51,320
Barry Callebaut AG*	17	22,922
Cie Financiere Richemont S.A.	4,129	394,194
Coca-Cola HBC AG	1,371	34,148
Credit Suisse Group AG*	11,701	378,408
EMS-Chemie Holding AG	65	24,539
Geberit AG	281	92,019
Givaudan S.A.*	74	114,426

	Number of Shares	Value†

Switzerland — (continued)
Glencore Xstrata PLC	83,014	$427,366
Holcim Ltd.*	1,722	142,583
Julius Baer Group Ltd.*	1,616	71,711
Kuehne + Nagel International AG	444	62,126
Lindt & Spruengli AG*	1	58,877
Lindt & Spruengli AG, Participation Certificates*	7	34,697
Lonza Group AG*	459	46,806
Nestle S.A.	25,332	1,906,956
Novartis AG	18,070	1,533,002
Pargesa Holding S.A.	272	23,537
Partners Group Holding AG	138	38,775
Roche Holding AG	5,519	1,654,358
Schindler Holding AG	145	21,306
Schindler Holding AG, Participation Certificates	349	51,439
SGS S.A.	43	105,986
Sika AG	18	73,625
Sonova Holding AG*	427	62,404
STMicroelectronics N.V.	4,919	45,566
Sulzer AG	188	25,838
Swiss Life Holding AG*	272	66,765
Swiss Prime Site AG*	430	36,553
Swiss Re AG*	2,781	257,794
Swisscom AG	183	112,402
Syngenta AG	724	273,778
The Swatch Group AG	233	146,012
The Swatch Group AG, Registered Shares	366	42,435
Transocean Ltd.	2,710	111,643
UBS AG*	28,445	587,530
Wolseley PLC	2,086	118,623
Zurich Insurance Group AG*	1,155	354,581

		10,267,445

United Kingdom — 17.8%
3i Group PLC	8,442	56,000
Aberdeen Asset Management PLC	7,687	50,018
Admiral Group PLC	1,518	36,139
Aggreko PLC	2,267	56,729
AMEC PLC	2,494	46,651
Anglo American PLC	11,004	280,039
Antofagasta PLC	3,403	47,400
ARM Holdings PLC	11,309	188,160
ASOS PLC*	450	38,899
Associated British Foods PLC	2,872	133,155
AstraZeneca PLC	9,769	631,338
Aviva PLC	23,837	189,558
Babcock International Group PLC	3,027	67,975
BAE Systems PLC	25,041	172,915
Barclays PLC	120,263	467,956
BG Group PLC	26,560	494,820
BHP Billiton PLC	16,591	510,041
BP PLC	146,360	1,171,212
British American Tobacco PLC	14,814	823,768
British Land Co. PLC	7,874	85,851
British Sky Broadcasting Group PLC	7,899	120,231
BT Group PLC	61,954	391,970

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Bunzl PLC	2,885	$76,763
Burberry Group PLC	3,582	83,305
Capita PLC	5,526	100,970
Carnival PLC	1,577	60,048
Centrica PLC	40,557	222,924
Cobham PLC	8,466	42,201
Compass Group PLC	13,821	210,830
Croda International PLC	933	39,602
Diageo PLC	19,569	607,137
Direct Line Insurance Group PLC	10,377	41,087
easyJet PLC	1,334	38,141
G4S PLC	12,521	50,411
GKN PLC	11,997	78,063
GlaxoSmithKline PLC	38,070	1,010,093
Hammerson PLC	5,215	48,165
Hargreaves Lansdown PLC	1,892	45,989
HSBC Holdings PLC	147,278	1,491,612
ICAP PLC	4,325	27,226
IMI PLC	1,958	47,593
Imperial Tobacco Group PLC	7,620	307,808
Inmarsat PLC	3,494	42,319
InterContinental Hotels Group PLC	1,849	59,401
International Consolidated Airlines Group S.A. (London Main Market Exchange)*	2,764	19,224
International Consolidated Airlines Group S.A. (Spanish Stock Exchange)*	5,668	39,511
Intertek Group PLC	1,257	64,377
Intu Properties PLC	6,425	30,206
Investec PLC	4,543	36,718
ITV PLC	30,751	98,175
J. Sainsbury PLC	9,762	51,444
Johnson Matthey PLC	1,610	87,797
Kingfisher PLC	18,641	130,959
Land Securities Group PLC	5,985	101,874
Legal & General Group PLC	47,917	163,523
Lloyds Banking Group PLC*	389,950	485,300
London Stock Exchange Group PLC	1,386	45,520
Marks & Spencer Group PLC	12,979	97,695
Meggitt PLC	5,580	44,643
Melrose Industries PLC	8,437	41,761
National Grid PLC	29,239	400,688
Next PLC	1,232	135,558
Old Mutual PLC	38,468	128,968
Pearson PLC	6,056	107,323
Persimmon PLC	2,549	57,199
Petrofac Ltd.	1,906	45,693
Prudential PLC	20,105	425,174
Reckitt Benckiser Group PLC	5,067	412,824
Reed Elsevier PLC	8,798	134,354
Rexam PLC	6,742	54,716
Rio Tinto PLC	9,987	555,684
Rolls-Royce Holdings PLC*	14,788	264,780
Royal Bank of Scotland Group PLC*	17,660	91,564
Royal Mail PLC*	5,386	50,553
RSA Insurance Group PLC	27,278	40,724
SABMiller PLC	7,619	380,423

	Number of Shares	Value†

United Kingdom — (continued)
Schroders PLC	799	$34,607
Segro PLC	6,316	34,958
Serco Group PLC	3,324	23,330
Severn Trent PLC	2,104	63,945
Smith & Nephew PLC	7,021	106,398
Smiths Group PLC	2,809	59,568
SSE PLC	7,612	186,420
Standard Chartered PLC	19,148	400,147
Standard Life PLC	19,605	123,383
Subsea 7 S.A.	1,806	33,570
Tate & Lyle PLC	3,269	36,378
Tesco PLC	64,072	315,537
The Sage Group PLC	8,870	61,827
The Weir Group PLC	1,674	70,774
Travis Perkins PLC	2,061	64,768
TUI Travel PLC	4,508	32,918
Tullow Oil PLC	7,372	91,992
Unilever PLC	10,082	430,455
United Utilities Group PLC	5,902	77,535
Vodafone Group PLC*	207,658	762,667
W.M. Morrison Supermarkets PLC	17,966	63,797
Whitbread PLC	1,474	102,275
William Hill PLC	7,259	41,267
WPP PLC	10,309	212,597

		19,048,578

TOTAL COMMON STOCKS (Cost $78,401,043)		103,039,311

PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	477	45,054
Fuchs Petrolub SE	299	29,996
Henkel AG & Co. KGaA	1,395	150,134
Porsche Automobil Holding SE	1,203	123,520
Volkswagen AG	1,117	289,456

TOTAL PREFERRED STOCKS (Cost $335,740)		638,160

RIGHTS — 0.0%
Hong Kong — 0.0%
New World Development Co., Ltd. 4/14/14*~	8,313	1,715

Spain — 0.0%
Banco Bilbao Vizcaya Argentaria S.A 4/30/14.*	45,191	10,584
CaixaBank S.A.*	13,064	882

		11,466

United Kingdom — 0.0%
RSA Insurance Group PLC 4/9/14*	10,229	5,713
Intu Properties PLC 4/17/14*	1,836	2,907

		8,620

TOTAL RIGHTS (Cost $11,548)		21,801

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
WARRANTS — 0.0%
Belgium — 0.0%
Anheuser-Busch InBev N.V. 02/27/13*~ (Cost $0)	256	$0

SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,166,334)	3,166,334	3,166,334

TOTAL INVESTMENTS — 100.0% (Cost $81,914,665)(a)		$106,865,606

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2014 is $153,925.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $82,337,232. Net unrealized appreciation/depreciation was $24,528,374. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $27,701,046 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,172,672.

ADR — American Depository Receipt.

LP — Limited Partnership.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.4%	$444,395
Aerospace & Defense	0.8%	863,636
Agriculture	1.5%	1,522,171
Airlines	0.3%	284,214
Apparel	0.7%	767,807
Auto Manufacturers	3.8%	3,888,536
Auto Parts & Equipment	1.3%	1,354,176
Banks	15.0%	15,422,252
Beverages	2.4%	2,456,839
Biotechnology	0.3%	320,976
Building & Real Estate	0.1%	57,199
Building Materials	1.2%	1,281,467
Chemicals	4.0%	4,155,398
Commercial Services	1.5%	1,567,601
Computers	0.4%	440,136
Cosmetics & Personal Care	0.6%	629,448
Distribution & Wholesale	0.9%	898,087
Diversified	—%+	26,950
Diversified Financial Services	1.5%	1,504,731
Diversified Operations	0.2%	189,561
Electric	2.8%	2,884,733
Electrical Components & Equipment	1.2%	1,188,467
Electronics	1.3%	1,300,671

Energy-Alternate Sources	— %+	38,597
Engineering & Construction	1.4%	1,472,153
Entertainment	0.2%	157,689
Environmental Control	— %+	17,354
Food	5.0%	5,161,889
Food Service	0.2%	210,830
Forest Products & Paper	0.3%	282,614
Gas	0.7%	723,516
Hand & Machine Tools	0.4%	378,559
Healthcare Products	0.9%	890,091
Healthcare Services	0.2%	209,929
Holding Companies	0.6%	585,444
Home Builders	0.2%	165,654
Home Furnishings	0.4%	441,040
Hotels & Resorts	0.3%	301,590
Household Products & Wares	0.5%	567,440
Industrial	0.3%	264,780
Insurance	5.4%	5,552,438
Internet	0.3%	341,863
Investment Companies	0.4%	376,728
Iron & Steel	0.6%	632,104
Leisure Time	0.2%	260,350
Lodging	0.4%	415,706
Machinery - Construction & Mining	0.4%	402,088
Machinery - Diversified	1.1%	1,146,953
Media	1.1%	1,109,235
Metal Fabricate/Hardware	0.4%	386,999
Mining	3.2%	3,292,039
Miscellaneous Manufacturing	1.3%	1,333,422
Mixed Industrial/Office	0.4%	463,273
Office & Business Equipment	0.4%	367,010
Oil & Gas	6.5%	6,676,124
Oil & Gas Services	0.3%	280,369
Packaging and Containers	0.2%	166,319
Pharmaceuticals	8.3%	8,539,501
Pipelines	— %+	39,148
Real Estate	1.5%	1,585,691
Real Estate Investment Trusts	0.8%	797,486
Retail	2.9%	2,942,263
Semiconductors	0.7%	746,886
Shipbuilding	— %+	38,850
Software	0.9%	893,945
Storage & Warehousing	— %+	13,913
Strip Centers	0.2%	245,280
Telecommunications	4.7%	4,843,685
Textiles	0.1%	115,003
Toys, Games & Hobbies	0.1%	145,377
Transportation	1.7%	1,771,591
Unknown	1.4%	1,494,877
Venture Capital	0.1%	56,000
Water	0.2%	248,175

	100.0%	$103,039,311

+ Rounded.

Penn Series Funds, Inc.

Developed International Index Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$103,039,311	$103,039,311	$—	$—
PREFERRED STOCKS	638,160	638,160	—	—
RIGHTS	21,801	17,179	4,622	—
WARRANTS	—	—	—	—
SHORT-TERM INVESTMENTS	3,166,334	3,166,334	—	—

TOTAL INVEST- MENTS	$106,865,606	$106,860,984	$4,622	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

International Equity Fund

	Number of Shares	Value†
COMMON STOCKS — 98.9%
Australia — 3.0%
CSL Ltd.\	89,651	$5,783,399
Ramsay Health Care Ltd.	132,305	5,905,553

		11,688,952

Brazil — 1.0%
Cielo S.A.	127,177	4,032,223

Canada — 7.4%
Alimentation Couche Tard, Inc.	48,983	3,961,619
Bank of Nova Scotia	100,605	5,826,991
Enbridge, Inc.	161,218	7,322,258
Goldcorp, Inc.	310,997	7,587,145
Shaw Communications, Inc., Class B	78,279	1,869,349
Silver Wheaton Corp.	108,116	2,452,781

		29,020,143

China — 2.9%
Baidu, Inc. ADR*	18,187	2,771,335
Sands China Ltd.	731,251	5,463,288
Tencent Holdings Ltd.	42,903	2,984,100

		11,218,723

Denmark — 3.6%
Novo Nordisk A/S, B Shares	310,650	14,147,162

France — 8.8%
Bureau Veritas S.A.	346,467	10,622,595
Essilor International S.A.	61,596	6,211,618
Hermes International	11,473	3,818,696
L’Oreal S.A.	32,630	5,380,868
Legrand S.A.	47,339	2,940,957
Pernod Ricard S.A.	46,724	5,439,236

		34,413,970

Germany — 1.4%
SAP AG	67,041	5,427,045

Hong Kong — 2.6%
Cheung Kong Infrastructure Holdings Ltd.	243,662	1,554,989
Galaxy Entertainment Group Ltd.*	286,376	2,490,306
L’Occitane International S.A.	991,995	2,445,297
The Link REIT	735,035	3,615,237

		10,105,829

India — 10.7%
HDFC Bank Ltd. ~	1,012,818	13,543,245
HDFC Bank Ltd. ADR	696	28,557
Hindustan Unilever Ltd.	255,923	2,594,904
Housing Development Finance Corp.	979,155	14,491,609
ITC Ltd.	1,860,381	10,991,426

		41,649,741

Indonesia — 0.5%
Telekomunikasi Indonesia Persero Tbk PT	10,931,107	2,131,373

Ireland — 2.9%
Covidien PLC	93,500	6,887,210
Paddy Power PLC	56,225	4,477,117

		11,364,327

	Number of Shares	Value†

Italy — 0.8%
Luxottica Group SpA	52,648	$3,044,847

Japan — 1.0%
Daito Trust Construction Co., Ltd.	44,100	4,080,793

Mexico — 2.3%
Fresnillo PLC	401,123	5,640,719
Wal-Mart de Mexico S.A.B de C.V., Series V	1,390,931	3,313,389

		8,954,108

Netherlands — 6.5%
Core Laboratories N.V.	41,316	8,198,747
Unilever N.V.	419,396	17,238,183

		25,436,930

South Africa — 1.0%
Naspers Ltd., N Shares	34,350	3,789,136

Spain — 1.4%
Grifols S.A.	97,573	5,346,641

Sweden — 0.3%
Elekta AB, B Shares	95,268	1,269,543

Switzerland — 18.1%
Cie Financiere Richemont S.A.	38,097	3,637,110
DKSH Holding AG	80,483	6,400,039
Lindt & Spruengli AG, Participation Certificates*	1,422	7,048,475
Nestle S.A.	229,232	17,256,252
Roche Holding AG	29,541	8,855,116
SGS S.A.	4,438	10,938,750
UBS AG*	795,389	16,428,712

		70,564,454

Thailand — 0.5%
Advanced Info Service PCL	282,400	1,967,398

United Kingdom — 16.7%
Barratt Developments PLC	264,291	1,817,515
British American Tobacco PLC	398,995	22,187,083
Diageo PLC	344,148	10,677,349
Domino’s Pizza UK & IRL PLC	417,563	3,839,188
Intertek Group PLC	10,089	516,703
Persimmon PLC*	157,692	3,538,560
Reckitt Benckiser Group PLC	58,135	4,736,438
Rolls-Royce Holdings PLC*	368,498	6,597,984
SABMiller PLC	224,355	11,202,228

		65,113,048

United States — 5.5%
Philip Morris International, Inc.	212,933	17,432,825
priceline.com, Inc.*	3,388	4,038,123

		21,470,948

TOTAL COMMON STOCKS (Cost $295,610,146)		386,237,334

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

International Equity Fund

	Number of Shares	Value†
PREFERRED STOCKS — 1.0%
Brazil — 1.0%
Itau Unibanco Holding S.A. ADR (Cost $3,322,177)	251,969	$3,744,259

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $604,771)	604,771	604,771

TOTAL INVESTMENTS — 100.0% (Cost $299,537,094)(a)		$390,586,364

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $299,949,986. Net unrealized appreciation/depreciation was $90,636,378. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $101,590,966 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $10,954,588.
~	Fair valued security. The total market value of fair valued securities at March 31, 2014 is $13,543,245.

ADR — American Depository Receipt.

PCL — Public Company Limited.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

International Equity Fund

Country Weightings as of 03/31/2014††
Switzerland	18%
United Kingdom	17
India	11
France	9
Canada	7
Netherlands	6
United States	6
Other	26

Total	100%

††	% of total investments as of March 31, 2014

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	1.7%	$6,400,039
Agriculture	13.1%	50,611,334
Apparel	1.0%	3,818,696
Banks	9.3%	35,827,505
Beverages	7.1%	27,318,813
Biotechnology	1.5%	5,783,399
Building & Real Estate	1.4%	5,356,075
Commercial Services	6.8%	26,110,271
Cosmetics & Personal Care	2.0%	7,826,165
Diversified Financial Services	3.7%	14,491,609
Electrical Components & Equipment	0.8%	2,940,957
Entertainment	1.2%	4,477,117
Food	10.7%	41,542,910
Healthcare Products	4.5%	17,413,218
Healthcare Services	1.5%	5,905,553
Hotels & Resorts	0.6%	2,490,306
Household Products & Wares	1.9%	7,331,342
Industrial	3.7%	14,185,129
Internet	2.5%	9,793,558
Investment Companies	0.4%	1,554,989
Lodging	1.4%	5,463,288
Media	1.5%	5,658,485
Mining	2.1%	8,093,500
Oil & Gas Services	4.0%	15,521,005
Pharmaceuticals	7.3%	28,348,919
Real Estate	1.1%	4,080,793
Real Estate Investment Trusts	0.9%	3,615,237
Retail	3.8%	14,751,306
Software	1.4%	5,427,045
Telecommunications	1.1%	4,098,771

	100.0%	$386,237,334

Penn Series Funds, Inc.

International Equity Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$11,688,952	$11,688,952	$—	$—
Brazil	4,032,223	4,032,223	—	—
Canada	29,020,143	29,020,143	—	—
China	11,218,723	11,218,723	—	—
Denmark	14,147,162	14,147,162	—	—
France	34,413,970	34,413,970	—	—
Germany	5,427,045	5,427,045	—	—
Hong Kong	10,105,829	10,105,829	—	—
India	41,649,741	28,106,496	13,543,245	—
Indonesia	2,131,373	2,131,373	—	—
Ireland	11,364,327	11,364,327	—	—
Italy	3,044,847	3,044,847	—	—
Japan	4,080,793	4,080,793	—	—
Mexico	8,954,108	8,954,108	—	—
Netherlands	25,436,930	25,436,930	—	—
South Africa	3,789,136	3,789,136	—	—
Spain	5,346,641	5,346,641	—	—
Sweden	1,269,543	1,269,543	—	—
Switzerland	70,564,454	70,564,454	—	—
Thailand	1,967,398	1,967,398	—	—
United Kingdom	65,113,048	65,113,048	—	—
United States	21,470,948	21,470,948	—	—
PREFERRED STOCKS	3,744,259	3,744,259	—	—
SHORT-TERM INVESTMENTS	604,771	604,771	—	—

TOTAL INVEST- MENTS	$390,586,364	$377,043,119	$13,543,245	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — 92.3%
Argentina — 0.7%
YPF S.A. ADR	33,612	$1,047,350

Austria — 2.3%
Erste Group Bank AG	48,953	1,672,523
Raiffeisen Bank International AG	20,914	697,258
Vienna Insurance Group AG Wiener Versicherung Gruppe	28,111	1,386,051

		3,755,832

Brazil — 5.5%
AMBEV S.A. ADR	227,563	1,686,242
Bancolombia S.A. ADR	2,654	149,898
BRF - S.A.	134,134	2,685,636
CCR S.A.	134,957	1,028,385
Cementos Argos S.A.	56,623	289,441
Petroleo Brasileiro S.A.	70,623	465,321
Petroleo Brasileiro S.A. ADR	40,579	533,614
Petroleo Brasileiro S.A. ADR	28,100	389,747
Raia Drogasil S.A.	78,861	680,172
Ultrapar Participacoes S.A.	42,570	1,023,443

		8,931,899

Chile — 0.7%
S.A.C.I. Falabella	119,382	1,055,199

China — 10.0%
Bank of China Ltd., Class H	6,980,000	3,095,623
China Conch Venture Holdings Ltd.*	70,000	178,508
China Construction Bank Corp., Class H	2,556,930	1,789,999
China Life Insurance Co. Ltd., Class H	253,000	715,961
China Oilfield Services Ltd., Class H	634,000	1,487,630
China Pacific Insurance Group Co. Ltd., Class H	207,800	742,095
Chongqing Changan Automobile Co. Ltd., Class B	122,200	202,918
Ping An Insurance Group Co. of China Ltd., Class H	45,500	377,187
Qihoo 360 Technology Co. Ltd. ADR*	14,341	1,428,077
Sihuan Pharmaceutical Holdings Group Ltd.	610,000	735,319
Tal Education Group ADR*	9,058	203,986
Tencent Holdings Ltd.	57,900	4,027,209
Tsingtao Brewery Co. Ltd., Class H	96,000	702,379
Uni-President China Holdings Ltd.	534,000	448,873

		16,135,764

Colombia — 0.3%
Grupo de Inversiones Suramericana S.A.	28,300	523,824

Czech Republic — 0.9%
Komercni Banka, A.S.	5,979	1,428,265

Hong Kong — 3.0%
Beijing Enterprises Holdings Ltd.	70,500	631,696
China Mengniu Dairy Co. Ltd.	246,000	1,232,141
China Mobile Ltd.	185,500	1,697,995
China Overseas Grand Oceans Group Ltd.	36,000	23,671
China Overseas Land & Investment Ltd.	258,000	668,575
Sino Biopharmaceutical Ltd.	692,000	589,714

		4,843,792

	Number of Shares	Value†

Hungary — 0.9%
Richter Gedeon Nyrt	82,695	$1,442,109

India — 8.4%
Ashok Leyland Ltd.	153,950	60,964
Bharat Petroleum Corp Ltd.	46,221	356,046
Glenmark Pharmaceuticals Ltd.	123,831	1,171,908
HDFC Bank Ltd.~	106,784	1,427,899
HDFC Bank Ltd. ADR	3,730	153,042
Idea Cellular Ltd.	415,668	956,651
IndusInd Bank Ltd.	108,791	914,174
Infosys Ltd.	29,179	1,603,898
ING Vysya Bank Ltd.~	55,871	599,540
ITC Ltd.	194,450	1,148,841
ITC Ltd. GDR	47,905	281,969
Oil & Natural Gas Corp. Ltd.	191,369	1,021,212
Shree Cement Ltd.	2,647	251,346
Sun Pharmaceutical Industries Ltd.	113,392	1,091,248
Tata Consultancy Services Ltd.	48,033	1,715,628
Zee Entertainment Enterprises Ltd.	195,250	887,121

		13,641,487

Indonesia — 1.5%
Indosat Tbk PT	315,600	109,738
Kalbe Farma Tbk PT	6,727,000	867,522
Matahari Department Store Tbk PT*	763,000	933,600
Semen Indonesia Persero Tbk PT	420,000	584,155

		2,495,015

Japan — 0.5%
Nexon Co. Ltd.	86,900	732,481

Malaysia — 2.3%
Astro Malaysia Holdings Bhd	913,000	894,687
CIMB Group Holdings Bhd	575,389	1,259,847
IHH Healthcare Bhd*	463,700	546,699
IJM Corp. Bhd	519,700	977,173

		3,678,406

Mexico — 5.3%
Alfa S.A.B. de C.V.	715,732	1,809,134
America Movil S.A.B. de C.V., Series L ADR	99,783	1,983,686
Fomento Economico Mexicano S.A.B. de C.V. ADR	20,820	1,941,257
Grupo Financiero Banorte S.A.B. de C.V., Series O	310,905	2,102,547
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR	63,089	775,364

		8,611,988

Netherlands — 0.5%
Yandex N.V.*	26,255	792,638

Panama — 0.7%
Copa Holdings S.A., Class A	8,019	1,164,279

Peru — 1.0%
Credicorp Ltd.	12,052	1,662,212

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Philippines — 4.0%
BDO Unibank, Inc.	1,018,320	$1,930,142
Bloomberry Resorts Corp.*	284,700	63,739
DMCI Holdings, Inc.	525,500	820,270
International Container Terminal Services, Inc.	322,760	777,301
LT Group, Inc.	1,452,200	564,753
Metro Pacific Investments Corp.	13,105,900	1,382,337
SM Investments Corp.	59,550	936,175

		6,474,717

Poland — 3.5%
Bank Pekao S.A.	30,576	1,987,976
Bank Zachodni WBK S.A.	13,906	1,899,325
Orange Polska S.A.	390,447	1,336,440
PKP Cargo S.A.*	12,512	374,474

		5,598,215

Portugal — 1.0%
Jeronimo Martins SGPS, S.A.	97,177	1,630,617

Qatar — 0.5%
Ooredoo QSC	21,028	795,209

Russia — 2.0%
Lukoil OAO ADR	10,109	565,346
Mail.Ru Group Ltd. GDR	19,596	694,678
NOVATEK OAO GDR	12,193	1,341,230
Sistema JSFC GDR	26,573	598,158

		3,199,412

South Africa — 3.9%
Life Healthcare Group Holdings Ltd.	150,437	550,278
MTN Group Ltd.	65,877	1,348,764
Naspers Ltd., N Shares	21,842	2,409,383
Pick n Pay Stores Ltd.	133,836	655,959
Vodacom Group Ltd.	113,574	1,402,307

		6,366,691

South Korea — 14.6%
Cheil Worldwide, Inc.*	11,760	264,599
Cosmax, Inc.~	7,413	417,850
Coway Co. Ltd.	19,309	1,355,049
GS Retail Co. Ltd.	6,280	158,999
Hana Financial Group, Inc.	31,980	1,168,699
Hotel Shilla Co. Ltd.	6,684	540,648
Hyundai Department Store Co. Ltd.	2,234	298,021
Hyundai Engineering & Construction Co. Ltd.	20,443	1,075,492
Hyundai Glovis Co. Ltd.	4,278	970,583
Hyundai Heavy Industries Co. Ltd.	3,495	692,794
Hyundai Motor Co.	13,782	3,249,830
Hyundai Rotem Co. Ltd.	460	12,878
Kolao Holdings	21,292	495,070
Korean Air Lines Co. Ltd.*	7,380	267,273
KT Skylife Co. Ltd.	5,890	131,971
NAVER Corp.	1,466	1,065,981
NCSoft Corp.	3,330	681,986
Orion Corp.	438	337,002
Paradise Co. Ltd.	11,618	354,177

	Number of Shares	Value†

South Korea — (continued)
Samsung Electronics Co. Ltd.	4,500	$5,677,580
Seoul Semiconductor Co. Ltd.	15,071	641,379
Shinhan Financial Group Co. Ltd.	37,618	1,660,995
Shinsegae Co. Ltd.	97	21,005
SK Hynix, Inc.*	29,360	992,964
SK Telecom Co. Ltd.	4,471	905,163
SK Telecom Co. Ltd. ADR	6,000	135,420

		23,573,408

Spain — 1.5%
Cemex Latam Holdings S.A.*	99,528	828,752
Telefonica S.A.	97,034	1,535,310

		2,364,062

Switzerland — 2.0%
Coca-Cola HBC AG*	62,754	1,563,017
DKSH Holding AG	6,253	497,241
The Swatch Group AG	1,982	1,242,043

		3,302,301

Taiwan — 7.1%
Chailease Holding Co. Ltd.	407,500	978,188
China Life Insurance Co. Ltd.	240,227	220,486
Cleanaway Co. Ltd.	46,000	280,962
Delta Electronics, Inc.	116,000	716,132
Eclat Textile Co. Ltd.	55,120	637,131
Fubon Financial Holding Co. Ltd.	598,310	811,434
Ginko International Co. Ltd.	23,000	396,519
Hermes Microvision, Inc. GDR*~	14,012	561,354
MediaTek, Inc.	113,000	1,667,958
Siliconware Precision Industries Co.	204,000	271,308
St Shine Optical Co. Ltd.	16,000	356,752
Taiwan Semiconductor Manufacturing Co. Ltd.	977,769	3,804,799
Uni-President Enterprises Corp.	399,531	695,350

		11,398,373

Thailand — 4.6%
Advanced Info Service PCL NVDR	159,300	1,109,796
Bangkok Bank PCL NVDR	264,100	1,453,201
BTS Rail Mass Transit Growth Infrastructure Fund	2,508,800	738,565
Kasikornbank PCL NVDR	176,500	968,465
Land and Houses PCL NVDR	3,213,500	950,974
Minor International PCL NVDR	653,000	499,211
Robinson Department Store PCL	93,200	151,551
Robinson Department Store PCL NVDR	318,500	517,906
Supalai PCL	16,900	9,273
Supalai PCL NVDR	640,200	351,281
Total Access Communication PCL NVDR	204,400	734,051

		7,484,274

United Kingdom — 0.9%
Mondi PLC	83,414	1,463,865

United States — 2.2%
Samsonite International S.A.	619,500	1,916,844

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
United States — (continued)
Yum! Brands, Inc.	21,238	$1,601,133

		3,517,977

TOTAL COMMON STOCKS (Cost $125,009,507)		149,111,661

PREFERRED STOCKS — 3.9%
Brazil — 1.9%
Banco Bradesco S.A.	145,024	1,986,490
Petroleo Brasileiro S.A.	154,000	1,065,579

		3,052,069

Colombia — 1.0%
Banco Davivienda S.A.	25,259	326,379
Bancolombia S.A.	49,644	690,808
Grupo de Inversiones Suramericana S.A.	31,900	595,312

		1,612,499

India — 0.0%
Zee Entertainment Enterprises Ltd.	4,100,250	48,745

South Korea — 1.0%
Samsung Electronics Co. Ltd.	1,575	1,563,977

TOTAL PREFERRED STOCKS (Cost $6,408,085)		6,277,290

EXCHANGE TRADED FUNDS — 1.6%
Mexico — 1.6%
Cemex S.A.B. de C.V. ADR* (Cost $1,871,898)	202,693	2,560,013

SHORT-TERM INVESTMENTS — 2.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,583,089)	3,583,089	3,583,089

TOTAL INVESTMENTS — 100.0% (Cost $136,872,579)(a)		$161,532,053

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2014 is $3,006,643.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $137,485,285. Net unrealized appreciation/depreciation was $24,046,768. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $33,018,096 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,971,328.

ADR — American Depository Receipt.

GDR — Global Depository Receipt

NVDR — Non Voting Depositary Receipt.

PCL — Public Company Limited.

PLC — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.5%	$761,840
Agriculture	1.0%	1,430,810
Airlines	1.0%	1,431,552
Apparel	0.4%	637,131
Auto Manufacturers	2.4%	3,526,590
Banks	17.4%	25,967,300
Beverages	4.3%	6,457,648
Building Materials	1.3%	1,953,694
Chemicals	0.7%	1,023,443
Commercial Services	1.5%	2,188,180
Computers	2.2%	3,319,526
Cosmetics & Personal Care	0.3%	417,850
Distribution & Wholesale	0.1%	158,999
Diversified Financial Services	2.4%	3,641,128
Electrical Components & Equipment	0.5%	779,871
Engineering & Construction	1.3%	1,895,762
Entertainment	0.2%	354,177
Environmental Control	1.1%	1,636,011
Food	4.7%	7,029,619
Forest Products & Paper	1.0%	1,463,865
Gas	0.4%	631,696
Healthcare Products	0.5%	753,271
Healthcare Services	0.7%	1,096,977
Holding Companies	1.9%	2,786,307
Home Builders	0.6%	950,974
Hotels & Resorts	0.4%	540,648
Household Products & Wares	1.3%	1,916,844
Insurance	2.3%	3,441,780
Internet	5.8%	8,690,569
Investment Companies	0.4%	523,824
Media	2.9%	4,323,162
Oil & Gas	3.8%	5,719,866
Oil & Gas Services	1.0%	1,487,630
Pharmaceuticals	4.0%	5,897,820
Real Estate	1.4%	2,030,988
Retail	6.1%	9,087,045
Semiconductors	9.1%	13,617,342
Shipbuilding	0.5%	692,794
Software	0.5%	732,481
Telecommunications	9.8%	14,648,688
Transportation	1.4%	2,083,622
Water	0.9%	1,382,337

	100.0%	$149,111,661

Penn Series Funds, Inc.

Emerging Markets Equity Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Argentina	$1,047,350	$1,047,350	$—	$—
Austria	3,755,832	3,755,832	—	—
Brazil	8,931,899	8,931,899	—	—
Chile	1,055,199	1,055,199	—	—
China	16,135,764	16,135,764	—	—
Colombia	523,824	523,824	—	—
Czech Republic	1,428,265	1,428,265	—	—
Hong Kong	4,843,792	4,843,792	—	—
Hungary	1,442,109	1,442,109	—	—
India	13,641,487	11,614,048	2,027,439	—
Indonesia	2,495,015	2,495,015	—	—
Japan	732,481	732,481	—	—
Malaysia	3,678,406	3,678,406	—	—
Mexico	8,611,988	8,611,988	—	—
Netherlands	792,638	792,638	—	—
Panama	1,164,279	1,164,279	—	—
Peru	1,662,212	1,662,212	—	—
Philippines	6,474,717	6,474,717	—	—
Poland	5,598,215	5,598,215	—	—
Portugal	1,630,617	1,630,617	—	—
Qatar	795,209	795,209	—	—
Russia	3,199,412	3,199,412	—	—
South Africa	6,366,691	6,366,691	—	—
South Korea	23,573,408	23,573,408	—	—
Spain	2,364,062	2,364,062	—	—
Switzerland	3,302,301	3,302,301	—	—
Taiwan	11,398,373	10,837,019	561,354	—
Thailand	7,484,274	7,484,274	—	—
United Kingdom	1,463,865	1,463,865	—	—
United States	3,517,977	3,517,977	—	—
EXCHANGE TRADED FUNDS	2,560,013	2,560,013	—	—
PREFERRED STOCKS	6,277,290	6,277,290	—	—
SHORT-TERM INVESTMENTS	3,583,089	3,583,089	—	—

TOTAL INVEST- MENTS	$161,532,053	$158,943,260	$2,588,793	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Real Estate Securities Fund

	Number of Shares	Value†
COMMON STOCKS — 4.7%
Home Builders — 0.3%
Toll Brothers, Inc.*	9,295	$333,690

Lodging — 0.7%
Orient-Express Hotels Ltd., Class A*	60,926	877,944

Office Property — 0.7%
Empire State Realty Trust, Inc.	61,498	929,235

Real Estate — 3.0%
Forest City Enterprises, Inc., Class A*	79,779	1,523,779
Healthcare Trust of America, Inc.*	131,232	1,494,732
QTS Realty Trust, Inc.	25,741	645,842

		3,664,353

TOTAL COMMON STOCKS (Cost $5,017,957)		5,805,222

REAL ESTATE INVESTMENT TRUSTS — 93.6%
Apartments — 13.6%
Apartment Investment & Management Co., Class A	76,968	2,325,973
Equity Residential	118,039	6,845,081
Essex Property Trust, Inc.	5,581	949,049
Home Properties, Inc.	36,981	2,223,298
UDR, Inc.	169,219	4,370,927

		16,714,328

Building & Real Estate — 2.1%
National Retail Properties, Inc.	39,769	1,364,872
Spirit Realty Capital, Inc.	112,365	1,233,768

		2,598,640

Diversified — 7.1%
American Assets Trust, Inc.	35,141	1,185,657
Cousins Properties, Inc.	108,824	1,248,211
Digital Realty Trust, Inc.	9,128	484,514
PS Business Parks, Inc.	2,098	175,435
Retail Properties of America, Inc. Class A	6,246	84,571
Vornado Realty Trust	56,743	5,592,590

		8,770,978

Healthcare — 8.4%
Health Care REIT, Inc.	57,571	3,431,231
Omega Healthcare Investors, Inc.	49,711	1,666,313
Ventas, Inc.	85,403	5,172,860

		10,270,404

Hotels & Resorts — 6.9%
DiamondRock Hospitality Co.	142,831	1,678,264
Host Hotels & Resorts, Inc.	157,973	3,197,374
Strategic Hotels & Resorts, Inc.*	177,014	1,803,773
Sunstone Hotel Investors, Inc.	131,413	1,804,300

		8,483,711

Industrial — 5.8%
First Industrial Realty Trust, Inc.	48,293	933,021
Prologis, Inc.	150,707	6,153,367

		7,086,388

Office Property — 13.9%
American Realty Capital Properties, Inc.	136,972	1,920,347

	Number of Shares	Value†

Office Property — (continued)
Boston Properties, Inc.	42,228	$4,836,373
Corporate Office Properties Trust	54,684	1,456,782
Douglas Emmett, Inc.	68,739	1,865,577
Kilroy Realty Corp.	30,288	1,774,271
SL Green Realty Corp.	52,094	5,241,698

		17,095,048

Regional Malls — 18.1%
General Growth Properties, Inc.	128,452	2,825,944
Glimcher Realty Trust	152,186	1,526,426
Simon Property Group, Inc.	85,437	14,011,668
Tanger Factory Outlet Centers	46,929	1,642,515
Taubman Centers, Inc.	30,607	2,166,669

		22,173,222

Storage & Warehousing — 8.4%
CubeSmart	99,350	1,704,846
Extra Space Storage, Inc.	37,247	1,806,852
Public Storage	32,495	5,475,083
Sovran Self Storage, Inc.	18,723	1,375,204

		10,361,985

Strip Centers — 9.3%
DDR Corp.	113,111	1,864,069
Kimco Realty Corp.	139,706	3,056,767
Ramco-Gershenson Properties Trust	73,051	1,190,732
Regency Centers Corp.	55,379	2,827,652
Weingarten Realty Investors	81,532	2,445,960

		11,385,180

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $104,145,413)		114,939,884

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,072,056)	2,072,056	2,072,056

TOTAL INVESTMENTS — 100.0% (Cost $111,235,427)(a)		$122,817,162

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $111,391,626. Net unrealized appreciation was $11,425,536. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,172,042 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $746,506.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Real Estate Securities Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$5,805,222	$5,805,222	$—	$—
REAL ESTATE INVESTMENT TRUSTS	114,939,884	114,939,884	—	—
SHORT-TERM INVESTMENTS	2,072,056	2,072,056	—	—

TOTAL INVEST- MENTS	$122,817,162	$122,817,162	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Aggressive Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 65.7%
Penn Series Flexibly Managed Fund*	63,692	$2,340,036
Penn Series Index 500 Fund*	285,370	4,095,062
Penn Series Large Cap Growth Fund*	147,854	1,755,027
Penn Series Large Cap Value Fund*	273,881	5,850,089
Penn Series Large Core Growth Fund*	39,987	585,009
Penn Series Large Core Value Fund*	212,576	2,925,044
Penn Series Large Growth Stock Fund*	70,853	1,755,026
Penn Series Mid Cap Growth Fund*	123,681	1,755,027
Penn Series Mid Cap Value Fund*	153,707	2,925,044
Penn Series Mid Core Value Fund*	110,240	1,755,027
Penn Series Real Estate Securities Fund*	154,254	2,340,036
Penn Series Small Cap Growth Fund*	22,701	585,009
Penn Series Small Cap Index Fund*	102,995	1,755,027
Penn Series Small Cap Value Fund*	87,806	2,340,036
Penn Series SMID Cap Growth Fund*	151,009	2,925,044
Penn Series SMID Cap Value Fund*	148,782	2,925,044

TOTAL AFFILIATED EQUITY FUNDS (Cost $23,122,181)		38,610,587

AFFILIATED FIXED INCOME FUNDS — 4.0%
Penn Series Quality Bond Fund* (Cost $2,150,188)	180,280	2,340,036

AFFILIATED INTERNATIONAL EQUITY FUNDS — 29.9%
Penn Series Developed International Index Fund*	425,977	5,265,080
Penn Series Emerging Markets Equity Fund*	361,435	4,095,062
Penn Series International Equity Fund*	346,013	8,190,125

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $13,188,627)		17,550,267

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $260,487)	260,487	260,487

TOTAL INVESTMENTS — 100.0% (Cost $38,721,483)(a)		$58,761,377

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $39,151,106. Net unrealized appreciation/depreciation was $19,610,271. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $20,039,894 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $429,623.

Penn Series Funds, Inc.

Aggressive Allocation Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$38,610,587	$38,610,587	$—	$—
AFFILIATED FIXED INCOME FUNDS	2,340,036	2,340,036	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	17,550,267	17,550,267	—	—
SHORT-TERM INVESTMENTS	260,487	260,487	—	—

TOTAL INVEST- MENTS	$58,761,377	$58,761,377	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Moderately Aggressive Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 56.8%
Penn Series Flexibly Managed Fund*	257,883	$9,474,621
Penn Series Index 500 Fund*	990,379	14,211,932
Penn Series Large Cap Growth Fund*	598,649	7,105,966
Penn Series Large Cap Value Fund*	998,029	21,317,897
Penn Series Large Core Growth Fund*	161,904	2,368,655
Penn Series Large Core Value Fund*	688,563	9,474,621
Penn Series Large Growth Stock Fund*	286,878	7,105,966
Penn Series Mid Cap Growth Fund*	333,849	4,737,310
Penn Series Mid Cap Value Fund*	622,348	11,843,276
Penn Series Mid Core Value Fund*	446,355	7,105,966
Penn Series Real Estate Securities Fund*	468,422	7,105,966
Penn Series Small Cap Growth Fund*	91,915	2,368,655
Penn Series Small Cap Index Fund*	417,017	7,105,966
Penn Series Small Cap Value Fund*	266,640	7,105,966
Penn Series SMID Cap Growth Fund*	489,139	9,474,621
Penn Series SMID Cap Value Fund*	361,443	7,105,966

TOTAL AFFILIATED EQUITY FUNDS (Cost $76,603,573)		135,013,350

AFFILIATED FIXED INCOME FUNDS — 19.0%
Penn Series High Yield Bond Fund*	426,785	4,737,311
Penn Series Limited Maturity Bond Fund*	1,028,955	11,843,276
Penn Series Quality Bond Fund*	2,189,820	28,423,863

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $40,720,242)		45,004,450

AFFILIATED INTERNATIONAL EQUITY FUNDS — 23.9%
Penn Series Developed International Index Fund*	1,533,110	18,949,242
Penn Series Emerging Markets Equity Fund*	1,045,302	11,843,277
Penn Series International Equity Fund*	1,100,769	26,055,208

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $41,291,650)		56,847,727

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $735,200)	735,200	735,200

TOTAL INVESTMENTS — 100.0% (Cost $159,350,665)(a)		$237,600,727

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $161,528,408. Net unrealized appreciation/depreciation was $76,072,319. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $78,250,062 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,177,743.

Penn Series Funds, Inc.

Moderately Aggressive Allocation Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$135,013,350	$135,013,350	$—	$—
AFFILIATED FIXED INCOME FUNDS	45,004,450	45,004,450	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	56,847,727	56,847,727	—	—
SHORT-TERM INVESTMENTS	735,200	735,200	—	—

TOTAL INVEST- MENTS	$237,600,727	$237,600,727	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Moderate Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 43.9%
Penn Series Flexibly Managed Fund*	583,532	$21,438,978
Penn Series Index 500 Fund*	1,245,005	17,865,815
Penn Series Large Cap Growth Fund*	903,074	10,719,489
Penn Series Large Cap Value Fund*	1,003,697	21,438,978
Penn Series Large Core Value Fund*	779,033	10,719,489
Penn Series Large Growth Stock Fund*	288,507	7,146,326
Penn Series Mid Cap Growth Fund*	251,809	3,573,163
Penn Series Mid Cap Value Fund*	563,294	10,719,489
Penn Series Mid Core Value Fund*	448,890	7,146,326
Penn Series Real Estate Securities Fund*	471,083	7,146,326
Penn Series Small Cap Growth Fund*	138,656	3,573,163
Penn Series Small Cap Index Fund*	419,385	7,146,326
Penn Series Small Cap Value Fund*	268,155	7,146,326
Penn Series SMID Cap Growth Fund*	553,407	10,719,489
Penn Series SMID Cap Value Fund*	545,244	10,719,490

TOTAL AFFILIATED EQUITY FUNDS (Cost $90,504,577)		157,219,173

AFFILIATED FIXED INCOME FUNDS — 35.9%
Penn Series High Yield Bond Fund*	1,287,626	14,292,652
Penn Series Limited Maturity Bond Fund*	3,725,279	42,877,956
Penn Series Quality Bond Fund*	5,505,644	71,463,261

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $116,031,514)		128,633,869

AFFILIATED INTERNATIONAL EQUITY FUNDS — 17.9%
Penn Series Developed International Index Fund*	1,734,545	21,438,978
Penn Series Emerging Markets Equity Fund*	946,116	10,719,489
Penn Series International Equity Fund*	1,358,617	32,158,468

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $45,236,948)		64,316,935

AFFILIATED MONEY MARKET FUND — 2.0%
Penn Series Money Market Fund (Cost $7,146,386)	7,146,386	7,146,386

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,009,186)	1,009,186	1,009,186

TOTAL INVESTMENTS — 100.0% (Cost $259,928,611)(a)		$358,325,549

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $261,658,001. Net unrealized appreciation/depreciation was $96,667,548. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $98,396,937 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,729,389.

Penn Series Funds, Inc.

Moderate Allocation Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$157,219,173	$157,219,173	$—	$—
AFFILIATED FIXED INCOME FUNDS	128,633,869	128,633,869	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	64,316,935	64,316,935	—	—
AFFILIATED MONEY MARKET FUND	7,146,386	7,146,386	—	—
SHORT-TERM INVESTMENTS	1,009,186	1,009,186	—	—

TOTAL INVEST- MENTS	$358,325,549	$358,325,549	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Moderately Conservative Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 32.8%
Penn Series Flexibly Managed Fund*	216,669	$7,960,411
Penn Series Index 500 Fund*	237,742	3,411,605
Penn Series Large Cap Growth Fund*	191,609	2,274,403
Penn Series Large Cap Value Fund*	266,199	5,686,008
Penn Series Large Core Value Fund*	165,291	2,274,403
Penn Series Large Growth Stock Fund*	45,910	1,137,201
Penn Series Mid Cap Value Fund*	179,275	3,411,605
Penn Series Mid Core Value Fund*	142,865	2,274,403
Penn Series Real Estate Securities Fund*	149,928	2,274,403
Penn Series Small Cap Index Fund*	133,474	2,274,403
Penn Series SMID Cap Growth Fund*	117,419	2,274,403
Penn Series SMID Cap Value Fund*	115,687	2,274,403

TOTAL AFFILIATED EQUITY FUNDS (Cost $22,039,674)		37,527,651

AFFILIATED FIXED INCOME FUNDS — 52.7%
Penn Series High Yield Bond Fund*	614,704	6,823,209
Penn Series Limited Maturity Bond Fund*	1,976,024	22,744,031
Penn Series Quality Bond Fund*	2,365,519	30,704,442

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $53,314,564)		60,271,682

AFFILIATED INTERNATIONAL EQUITY FUNDS — 10.0%
Penn Series Developed International Index Fund*	368,026	4,548,806
Penn Series Emerging Markets Equity Fund*	100,371	1,137,202
Penn Series International Equity Fund*	240,220	5,686,007

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $7,488,257)		11,372,015

AFFILIATED MONEY MARKET FUND — 4.0%
Penn Series Money Market Fund (Cost $4,548,844)	4,548,844	4,548,844

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $608,132)	608,132	608,132

TOTAL INVESTMENTS — 100.0% (Cost $87,999,471)(a)		$114,328,324

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $88,790,143. Net unrealized appreciation/depreciation was $25,538,181. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $26,328,853 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $790,672.

Penn Series Funds, Inc.

Moderately Conservative Allocation Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$37,527,651	$37,527,651	$—	$—
AFFILIATED FIXED INCOME FUNDS	60,271,682	60,271,682	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	11,372,015	11,372,015	—	—
AFFILIATED MONEY MARKET FUND	4,548,844	4,548,844	—	—
SHORT-TERM INVESTMENTS	608,132	608,132	—	—

TOTAL INVEST- MENTS	$114,328,324	$114,328,324	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Conservative Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 17.7%
Penn Series Flexibly Managed Fund*	147,182	$5,407,452
Penn Series Index 500 Fund*	94,206	1,351,863
Penn Series Large Cap Growth Fund*	113,889	1,351,863
Penn Series Large Cap Value Fund*	63,289	1,351,863
Penn Series Large Core Value Fund*	49,123	675,931
Penn Series Mid Cap Value Fund*	71,039	1,351,863
Penn Series Mid Core Value Fund*	42,458	675,931

TOTAL AFFILIATED EQUITY FUNDS (Cost $7,766,335)		12,166,766

AFFILIATED FIXED INCOME FUNDS — 66.9%
Penn Series High Yield Bond Fund*	487,158	5,407,452
Penn Series Limited Maturity Bond Fund*	1,468,140	16,898,286
Penn Series Quality Bond Fund*	1,822,619	23,657,601

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $39,960,936)		45,963,339

AFFILIATED INTERNATIONAL EQUITY FUNDS — 4.9%
Penn Series Developed International Index Fund*	164,061	2,027,794
Penn Series International Equity Fund*	57,113	1,351,863

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $2,024,368)		3,379,657

AFFILIATED MONEY MARKET FUND — 8.8%
Penn Series Money Market Fund (Cost $6,083,434)	6,083,434	6,083,434

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,145,874)	1,145,874	1,145,874

TOTAL INVESTMENTS — 100.0% (Cost $56,980,947)(a)		$68,739,070

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2014, the cost for Federal income tax purposes was $57,413,010. Net unrealized appreciation/depreciation was $11,326,060. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,758,123 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $432,063.

Penn Series Funds, Inc.

Conservative Allocation Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$12,166,766	$12,166,766	$—	$—
AFFILIATED FIXED INCOME FUNDS	45,963,339	45,963,339	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	3,379,657	3,379,657	—	—
AFFILIATED MONEY MARKET FUND	6,083,434	6,083,434	—	—
SHORT-TERM INVESTMENTS	1,145,874	1,145,874	—	—

TOTAL INVESTMENTS	$68,739,070	$68,739,070	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Security Valuation:

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these evaluation methods are generally categorized as level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. The Penn Series Valuation Committee (the “Valuation Committee”) , established by and subject to oversight by the Board of Directors, develops pricing related policies and procedures and approves all fair value determinations. The Valuation Committee consists of representatives from the Advisor and Administrator. The Valuation Committee regularly makes good faith judgments, using sources and information obtained, including recommendations and supporting rationales and inputs from the Advisor or the applicable sub advisor, to establish and /or adjust fair valuations of securities as events occur and circumstances warrant. The information and inputs may include but are not limited to cost of the security, last sale price, private transaction trading prices, comparable publically traded security prices, illiquidity premiums, publically disclosed news stories and regulatory filings, estimated cash flows and yield curves. As part of its procedures, the Valuation Committee monitors the fair valued securities, considers additional news or significant developments relative to the specific security, reviews the valuations with the Advisor or respective sub advisor on a regular basis and applies back testing procedures to valuations as applicable, Reasons for which securities may be valued in this manner include, but are not limited to, trading on an exchange for a security has not begun or has been halted or suspended, a security has been de-listed from a national exchange, trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open or valuation by a third party pricing service is currently not available or is no longer available.

Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded.

To assess the continuing appropriateness of third party pricing service security valuations, the Advisor or sub advisor, as applicable, or the fund accounting service provider, who is subject to oversight by the Administrator, regularly monitor the prices and compare prices to alternate sources where applicable. Pricing challenges are issued for valuation differences exceeding certain tolerances or when considered not reflective of market by the Advisor or sub advisor, as applicable.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Transfers between levels 1 and 2 during the three month period ended March 31, 2014, if any, are shown as notes on the Schedule of Investments of the individual fund.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

[Please verify, please provide further information if this statement is not correct.]

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Please verify, please provide further information if this statement is not correct.]

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President (principal executive officer)

Date May 20, 2014

By (Signature and Title)*	/s/ Robert J. DellaCroce
Robert J. DellaCroce, Treasurer (principal financial officer)

Date May 20, 2014

*	Print the name and title of each signing officer under his or her signature.